UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-08648
WT Mutual Fund

(Exact name of registrant as specified in charter)
1100 N. Market Street
Wilmington, DE 19890

(Address of principal executive offices) (Zip code)
John J. Kelley
1100 N. Market Street
Wilmington, DE 19890

(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-254-3948
Date of fiscal year end: June 30
Date of reporting period: September 30, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
Wilmington Funds — Money Market Funds
Prime Money Market Fund
   Investments / September 30, 2011 (Unaudited)
   (Showing Percentage of Net Assets)

	Moody’s/S&P	Principal
	Ratings(1)	Amount	Value
ASSET-BACKED COMMERCIAL PAPER — 6.3%
Met Life Short-term Funding, 0.21%, 10/12/11*	P-1, A-1+	$9,200,000	$9,199,517
Met Life Short-term Funding, 0.21%, 10/13/11*	P-1, A-1+	34,500,000	34,497,987
Straight-A Funding, LLC, 0.19%, 11/14/11*	P-1, A-1+	75,000,000	74,983,375

Total ASSET-BACKED COMMERCIAL PAPER (Cost $118,680,879)			118,680,879

CERTIFICATES OF DEPOSIT — 13.3%
Bank of Montreal, Chicago, IL, 0.23%, 11/07/11	P-1, A-1	50,000,000	50,000,000
Bank of Nova Scotia, Houston, TX, 0.19%, 10/25/11	P-1, A-1+	50,000,000	50,000,000
National Australia Bank, 0.22%, 12/01/11	P-1, A-1+	50,000,000	50,000,000
Rabobank Netherland, New York, NY, 0.23%, 11/04/11	P-1, A-1+	50,000,000	50,000,000
Toronto Dominion Bank, New York, NY, 0.22%, 12/01/11	P-1, A-1+	50,000,000	50,000,000

Total CERTIFICATES OF DEPOSIT (Cost $250,000,000)			250,000,000

FINANCIAL COMPANY COMMERCIAL PAPER — 16.8%
Australia and New Zealand, 0.24%, 11/23/11*	P-1, A-1+	25,000,000	24,991,500
Barclays US Funding LLC., 0.08%, 10/03/11*	P-1, A-1+	90,000,000	90,000,000
Commonwealth Bank of Australia, 0.33%, 01/23/12*	P-1, A-1+	50,000,000	49,948,667
New York Life Capital Corp., 0.18%, 12/12/11*	P-1, A-1+	50,000,000	49,982,500
Nordea North America, 0.20%, 10/13/11*	P-1, A-1+	50,000,000	49,997,222
Westpac Banking Corp., 0.24%, 12/28/11*	P-1, A-1+	51,755,000	51,725,327

Total COMMERCIAL PAPER (Cost $316,645,216)			316,645,216

MUNICIPAL COMMERCIAL PAPER — 8.0%
Ohio Higher Educ. Fac. (Case Western Univ.), 0.25%, 10/06/11	P-1, A-1+	20,700,000	20,700,000
Regional Transportation Authority, IL, 0.15%, 10/03/11	P-1, A-1+	21,509,000	21,509,000
Regional Transportation Authority, IL, 0.28%, 12/01/11	P-1, A-1	15,000,000	15,000,000
San Antonio, TX Water System, 0.18%, 10/03/11	P-1, A-1+	28,690,000	28,690,000
University of California, 0.15%, 10/17/11*	P-1, A-1+	30,000,000	29,998,250
Vanderbilt University, Ser., 0.23%, 11/09/11*	P-1, A-1+	34,000,000	33,991,962

Total MUNICIPAL COMMERCIAL PAPER (Cost $149,889,212)			149,889,212

MUNICIPAL BONDS — 9.9%
Harris County, TX Health Fac. Dev. Corp. (Baylor College of Medicine), 0.14%, 11/15/47**	VMIG-1, A-1+	31,190,000	31,190,000
Harris County, TX Health Fac. Dev. Corp. VRDB (St. Luke’s Episcopal Hosp. Proj.), Ser. 2001B, 0.15%, 02/15/31**	N/R, A-1+	30,000,000	30,000,000
Los Angeles County Trans. Auth., 2.50%, 02/29/12	MIG1, SP-1+	18,000,000	18,158,713
Mississippi Business Finance Corp. (Chevron), 0.09%, 12/01/30**	VMIG-1, A-1+	26,400,000	26,400,000
Parish of St. James, LA (Nucor Steel), 0.16%, 11/01/40**	P-1, A-1	37,100,000	37,100,000
State of Texas Transportation Commission VRDB, 0.11%, 04/01/36**	AA1, NA	43,200,000	43,200,000

Total MUNICIPAL BONDS (Cost $186,048,713)			186,048,713

CORPORATE COMMERCIAL PAPER — 24.1%
American Honda Finance, 0.20%, 11/02/11*	P-1, A-1	15,800,000	15,797,367
BP Capital Markets PLC, 0.23%, 11/15/11*	P-1, A-1	43,450,000	43,438,063
Coca-Cola Co., 0.20%, 10/03/11*	P-1, A-1	25,000,000	25,000,000
Du Pont (E.I.) de Nemours & Co., 0.15%, 10/03/11	P-1, A-1	50,000,000	50,000,000
Nestle Capital Corp., 0.17%, 12/01/11*	P-1, A-1+	50,000,000	49,986,070
Novartis Finance Corp., 0.11%, 10/17/11*	P-1, A-1+	50,000,000	49,997,861
Reckitt & Benkiser Treasury, 0.30%, 11/14/11*	P-1, A-1	25,000,000	24,991,250
Roche Holdings, Inc., 0.08%, 10/24/11*	P-1, A-1+	40,000,000	39,998,133
Shell International Finance BV, 0.07%, 10/24/11*	P-1, A-1+	50,000,000	49,997,958
Sysco Corp., 0.01%, 10/03/11*	P-1, A-1	54,000,000	54,000,000
Toyota Motor Credit Corp., 0.26%, 10/18/11*	P-1, A-1+	30,000,000	29,996,750

1

Wilmington Funds — Money Market Funds
Prime Money Market Fund
   Investments / September 30, 2011 (Unaudited) — continued

	Moody’s/S&P	Principal
	Ratings(1)	Amount	Value
Toyota Motor Credit Corp., 0.26%, 12/19/11	P-1, A-1+	$20,000,000	$19,988,878

Total COMMERCIAL PAPER (Cost $453,192,330)			453,192,330

REPURCHASE AGREEMENTS — 21.2%
With UBS Financial Services, Inc. at 0.03%, dated 09/30/11, to be repurchased on 10/01/11, repurchase price $401,001,000 (collaterized by U.S. Treasury Notes, par value $178,634,900, 2.375%, 01/15/27 and $120,391,900, 1.875%, 07/15/13 with a total market value of $406,424,707.		400,000,000	400,000,000

Total REPURCHASE AGREEMENTS (Cost $400,000,000)			400,000,000

	Shares
MONEY MARKET MUTUAL FUNDS — 0.4%
Blackrock Liquidity Fund TempFund Portfolio - Institutional Shares,	7,261,795	7,261,795
TOTAL INVESTMENTS — 100.0% (Cost $1,881,718,145)†		$1,881,718,145
LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%		(43,972)

NET ASSETS — 100.0%		$1,881,674,173

[1]	Although certain securities are not rated (NR) by either Moody’s or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.

*	Discounted commercial paper. The interest rate shown is the yield as of the time of purchase.

**	Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of September 30, 2011. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.

†	Cost for federal income tax purposes.

PLC	— Public Limited Company

VRDB	— Variable Rate Demand Bonds

2

Wilmington Funds — Money Market Funds
Prime Money Market Fund
   Investments / September 30, 2011 (Unaudited)
The following table provides a summary of inputs used to value the Fund’s net assets as of September 30, 2011:

			Level 2 -	Level 3 -
	Total Value at		Significant	Significant
	September 30,	Level 1 -	Observable	Unobservable
	2011	Quoted Prices	Inputs	Inputs

Asset-Backed Commercial Paper	$118,680,879	$—	$118,680,879	$—
Certificates Of Deposit	250,000,000	—	250,000,000	—
Financial Commercial Paper	316,645,216	—	316,645,216	—
Municipal Commercial Paper	149,889,212	—	149,889,212	—
Municipal Bonds	186,048,713	—	186,048,713	—
Corporate Commercial Paper	453,192,330	—	453,192,330	—
Money Market Mutual Funds	7,261,795	7,261,795	—	—
Repurchase Agreements	400,000,000	—	400,000,000	—

Total	$1,881,718,145	$7,261,795	$1,874,456,350	$—

Wilmington Funds — Money Market Funds
U.S. Government Money Market Fund
   Investments / September 30, 2011 (Unaudited)
   (Showing Percentage of Net Assets)

	Principal
	Amount	Value
U.S. AGENCY OBLIGATIONS — 59.9%
Federal Farm Credit Bank Discount Notes(1) — 6.4%
Federal Farm Credit Bank Discount Notes, 0.17%, 11/08/11	$34,363,000	$34,357,158
Federal Farm Credit Bank Discount Notes, 0.10%, 11/14/11	25,000,000	24,997,083
Federal Farm Credit Bank Discount Notes, 0.09%, 01/20/12	25,000,000	24,993,188
Federal Farm Credit Bank Discount Notes, 0.17%, 02/06/12	40,000,000	39,976,200

		124,323,629

Federal Farm Credit Bank Notes — 1.4%
Federal Farm Credit Bank Note, 3.25%, 04/09/12	27,310,000	27,751,100

		27,751,100

Federal Home Loan Banks Discount Notes(1) — 18.8%
Federal Home Loan Bank Discount Notes, 0.09%, 10/24/11	25,000,000	24,998,688
Federal Home Loan Bank Discount Notes, 0.07%, 11/04/11	30,000,000	29,998,080
Federal Home Loan Bank Discount Notes, 0.15%, 11/15/11	100,000,000	99,982,083
Federal Home Loan Bank Discount Notes, 0.03%, 12/21/11	48,000,000	47,996,840
Federal Home Loan Bank Discount Notes, 0.14%, 02/15/12	30,000,000	29,984,250
Federal Home Loan Bank Discount Notes, 0.09%, 03/28/12	100,000,000	99,958,208
Federal Home Loan Bank Discount Notes, 0.16%, 05/17/12	30,000,000	29,969,733

		362,887,882

Federal Home Loan Banks Notes — 3.9%
Federal Home Loan Banks Notes, 0.18%, 12/21/11	25,000,000	24,997,604
Federal Home Loan Banks Notes, 0.13%, 02/24/12	25,000,000	25,003,748
Federal Home Loan Banks Notes, 0.09%, 03/01/12	25,000,000	24,998,835

		75,000,187

Federal Home Loan Mortgage Corporation Discount Notes(1) — 13.4%
Federal Home Loan Mortgage Corporation Discount Notes, 0.14%, 10/03/11	25,000,000	25,000,000
Federal Home Loan Mortgage Corporation Discount Notes, 0.10%, 10/04/11	25,000,000	24,999,931
Federal Home Loan Mortgage Corporation Discount Notes, 0.18%, 10/04/11	22,285,000	22,284,889
Federal Home Loan Mortgage Corporation Discount Notes, 0.18%, 10/05/11	23,908,000	23,907,761
Federal Home Loan Mortgage Corporation Discount Notes, 0.00%, 10/06/11	34,890,000	34,890,000
Federal Home Loan Mortgage Corporation Discount Notes, 0.11%, 10/24/11	23,100,000	23,098,518
Federal Home Loan Mortgage Corporation Discount Notes, 0.13%, 11/22/11	50,000,000	49,991,319
Federal Home Loan Mortgage Corporation Discount Notes, 0.14%, 02/13/12	30,000,000	29,984,483
Federal Home Loan Mortgage Corporation Discount Notes, 0.10%, 02/15/12	25,000,000	24,990,625

		259,147,526

Federal National Mortgage Association Discount Notes(1) — 16.0%
Federal National Mortgage Association Discount Notes, 0.00%, 10/05/11	17,086,000	17,086,000
Federal National Mortgage Association Discount Notes, 0.16%, 10/05/11	30,000,000	29,999,730
Federal National Mortgage Association Discount Notes, 0.11%, 11/03/11	12,000,000	11,998,863
Federal National Mortgage Association Discount Notes, 0.12%, 11/09/11	50,000,000	49,994,090
Federal National Mortgage Association Discount Notes, 0.13%, 11/23/11	45,376,000	45,367,965
Federal National Mortgage Association Discount Notes, 0.04%, 12/14/11	25,000,000	24,998,000
Federal National Mortgage Association Discount Notes, 0.14%, 01/04/12	50,000,000	49,981,917
Federal National Mortgage Association Discount Notes, 0.11%, 03/01/12	30,000,000	29,986,250
Federal National Mortgage Association Discount Notes, 0.17%, 03/19/12	25,000,000	24,980,166

1

Wilmington Funds — Money Market Funds
U.S. Government Money Market Fund
   Investments / September 30, 2011 (Unaudited) — continued

	Principal
	Amount	Value
Federal National Mortgage Association Discount Notes, 0.23%, 07/16/12	$25,000,000	$24,954,160

		309,347,141

Total U.S. Agency Obligations (Cost $1,158,457,465)		1,158,457,465

REPURCHASE AGREEMENTS — 40.1%
With Credit Suisse Securities (USA) LLC: at 0.04% dated 09/30/11, to be repurchased on 10/03/11, repurchasing price $200,000,667 (collaterized by U.S. Treasury Note par value ranging $9,673,700 - $37,365,000, 0.63%-2.125%, 07/15/14-12/31/15 and U.S. Treasury Bond par vlaue $122,524,100, 4.25%, 11/15/40: total market value $204,002,250).	200,000,000	200,000,000
With Merrill Lynch, Pierce, Fenner & Smith Incorporated: at 0.03%, dated 09/30/11 to be repurchased on 10/03/11, repurchasing price $195,500,489 (collaterized by Government National Mortgage Associaition Note par value $186,121,694, 4.5%, 07/20/41, market value of $201,365,000).	195,500,000	195,500,000
With UBS Financial Services, Incorporated: at 0.03% dated 09/30/11, to be repurchased on 10/03/11, repurchasing price $381,000,951 (collaterized by U.S. Treasury Note, par value $317,106,400, 1.875%, 07/15/2019 total market value $388,62,099).	381,000,000	381,000,000

Total Repurchase Agreements (Cost $776,500,000)		776,500,000

	Shares
MONEY MARKET MUTUAL FUNDS — 0.0%
Blackrock Liquidity Funds FedFund Portfolio — Institutional Shares	4,731	4,731
TOTAL INVESTMENTS — 100.0% (Cost $1,934,962,196)†		$1,934,962,196
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		300,058

NET ASSETS — 100.0%		$1,935,262,254

(1)	The interest rate shown is the effective yield as of the date of purchase.

†	Cost for federal income tax purposes.

2

Wilmington Funds — Money Market Funds
U.S. Government Money Market Fund
   Investments / September 30, 2011 (Unaudited)
The following table provides a summary of inputs used to value the Fund’s net assets as of September 30, 2011:

			Level 2 -	Level 3 -
	Total Value at		Significant	Significant
	September 30,	Level 1 -	Observable	Unobservable
	2011	Quoted Prices	Inputs	Inputs

U.S. Agency Obligations	$1,158,457,465	$—	$1,158,457,465	$—
Money Market Mutual Funds	4,731	4,731	—	—
Repurchase Agreements	776,500,000	—	776,500,000	—

Total	$1,934,962,196	$4,731	$1,934,957,465	$—

Wilmington Funds — Money Market Funds
Tax-Exempt Money Market Fund
   Investments / September 30, 2011 (Unaudited)
   (Showing Percentage of Net Assets)

	Moody’s/S&P	Principal
	Ratings[1]	Amount	Value
MUNICIPAL BONDS — 89.7%
ALASKA — 1.4%
Valdez, AK Marine Terminal VRDB Rev. Ref. Bonds 1993 (Exxon Pipeline Co. Proj.) Ser. C, 0.03%, 11/01/11*	VMIG-1, A-1+	$3,600,000	$3,600,000

ARIZONA — 3.3%
Salt River Proj. AZ, Agric. Impt. & Pwr. Dist., 0.18%, 01/10/12	P-1, A-1+	8,400,000	8,400,000

CALIFORNIA — 2.5%
County of Los Angeles Trans Auth., 2.50%, 02/29/12	MIG1, SP-1+	6,400,000	6,456,431

CONNECTICUT — 1.5%
Connecticut St. Health & Educ. Auth. (Yale University), VRDB Ser. V-2, 0.03%, 11/01/11*	VMIG-1, A-1+	3,800,000	3,800,000

DELAWARE — 4.2%
Delaware St. Health Facs. Auth. Rev. (Christiana Care Fac.) VRDB, 0.06%, 11/01/11*	AA3, A-1+	10,800,000	10,800,000

FLORIDA — 1.6%
Orange County, FL Housing Fin. Auth. Multi-Family Housing Ref. Rev. Bonds (Post Fountains at Lee Vista Proj), VRDB, FNMA Gtd., Ser. 1997, 0.13%, 11/15/11*	NR, A-1+	4,035,000	4,035,000

GEORGIA — 2.7%
Metro. Atlanta Rapid Transit Authority, 0.20%, 11/04/11	P-1, A-1+	7,000,000	7,000,000

IDAHO — 2.0%
State of Idaho, Tax Anticipation Notes, 2.00%, 06/29/12	MIG-1, SP-1+	5,000,000	5,063,976

ILLINOIS — 3.2%
Illinois Educ. Facilities Auth, 0.15%, 11/07/11	NR, A-1+	5,820,000	5,820,000
Illinois Education Facilities Authority (University of Chicago), 0.44%, 05/03/12*	VMIG-1, A-1+	2,400,000	2,400,000

			8,220,000

KENTUCKY — 2.4%
Shelby County, KY Rev. VRDB Ser A. LOC US Bank, 0.08%, 11/01/11*	VMIG-1, NR	6,315,000	6,315,000

LOUISIANA — 2.8%
Parish of St. James, LA Rev. (Nucor Steel LLC) VRDB, 0.15%, 11/01/11*	P-1, A-1	7,200,000	7,200,000

MARYLAND — 7.0%
County of Montgomery, MD, 0.06%, 11/01/11*	VMIG-1, A-1+	5,000,000	5,000,000
Howard County, MD Consolidated Public Imp., 0.18%, 12/08/11	P-1, A-1+	6,000,000	6,000,000
Maryland Health & Higher Educ. Fac. (Johns Hopkins Univ. Proj.) TECP, 0.15%, 01/10/12	P-1, A-1+	7,000,000	7,000,000

			18,000,000

MASSACHUSETTS — 0.3%
Massachusetts States Health & Educ. Fac. Auth. Rev. VRDB (Harvard Univ. Proj.) Ser R, 0.03%, 11/01/11*	VMIG-1, A-1+	800,000	800,000

MICHIGAN — 3.9%
Univ. of Michigan CP, 0.15%, 01/10/12	P-1, A-1+	6,500,000	6,500,000
Univ. of Michigan VRDB (Hospital Rev. Bonds), Ser. 2007-A, 0.06%, 11/01/11*	VMIG-1, A-1+	1,835,000	1,835,000

1

Wilmington Funds — Money Market Funds
Tax-Exempt Money Market Fund
   Investments / September 30, 2011 (Unaudited) — continued

	Moody’s/S&P	Principal
	Ratings[1]	Amount	Value
University of Michigan VRBD (Hosp. Rev. Bonds), Ser. 2005A, 0.04%, 11/01/11*	VMIG-1, A-1+	$1,600,000	$1,600,000

			9,935,000

MISSISSIPPI — 3.8%
Mississippi Business Finance Corp. Gulf Opp. Zone VRDB (Chevron USA, Inc.), 0.04%, 11/01/11*	VMIG-1, A-1+	4,490,000	4,490,000
Mississippi Business Finance Corp. Gulf Opp. Zone VRDB (Chevron USA, Inc.) Ser. E, 0.04%, 11/01/11*	VMIG-1, A-1+	1,900,000	1,900,000
Mississippi Business Finance Corp. Gulf Opp. Zone VRDB (Chevron USA, Inc.) Ser. E, 0.05%, 11/01/11*	VMIG-1, A-1+	3,500,000	3,500,000

			9,890,000

MISSOURI — 5.0%
Missouri Health & Educ. Fac. Auth. Rev. VRDB (Washington Univ. Proj.) Ser. 2004B, 0.04%, 11/01/11*	VMIG-1, A-1+	3,135,000	3,135,000
Univ. of Missouri Rev. VRDB (Curators Univ. Syst. Fac.) Ser. 2006B, 0.06%, 11/01/11*	VMIG-1, A-1+	6,700,000	6,700,000
University of Missouri VRDB (Curators Univ. Syst. Fac. Rev. Bonds) Ser. 2006B, 0.04%, 11/01/11*	VMIG-1, A-1+	3,000,000	3,000,000

			12,835,000

NEVADA — 4.3%
Las Vegas, Valley Water District, 0.15%, 10/11/11	P-1, A-1+	8,000,000	8,000,000
Las Vegas, Valley Water District, 0.15%, 11/01/11	P-1, A-1+	3,000,000	3,000,000

			11,000,000

OHIO — 1.4%
Ohio Higher Educ. Fac.TECP (Case Western Univ.), 0.25%, 10/05/11	A-1+, P-1	3,500,000	3,500,000

OREGON — 2.7%
State of Oregon, 2.00%, 06/29/12	MIG-1, SP-1+	7,000,000	7,091,023

PENNSYLVANIA — 0.8%
Philadelphia Hospitals & Higher Education Fac. Auth. (Children Hosp. of Phila) VRDB, 0.13%, 10/03/11	NR, A-1+	2,000,000	2,000,000

SOUTH CAROLINA — 1.8%
South Carolina St. Pub. Service Ser. B TECP, 0.16%, 10/04/11	NR, A-1+	1,326,000	1,326,000
South Carolina St. Pub. Service Ser. B TECP, 0.15%, 11/17/11	NR, A-1+	3,360,000	3,360,000

			4,686,000

TENNESSEE — 7.0%
Metro Govt. Nashville & Davidson Cnty., (Vanderbilt University) CP, 0.15%, 12/08/11	P-1, NR	8,000,000	8,000,000
Metro Govt. Nashville & Davidson Cnty., TN Ind. Dev. G.O. VRDB, 0.06%, 10/07/11*	VMIG-1, A-1+	10,050,000	10,050,000

			18,050,000

TEXAS — 20.1%
City of Houston, TX, G.O. series, 0.13%, 10/05/11	P-1, A-1+	1,000,000	1,000,000
City of Houston, TX, G.O. series, 0.18%, 10/14/11	P-1, A-1+	5,400,000	5,400,000
Harris County, TX, G.O. TECP, 0.15%, 10/05/11	P-1, A-1+	9,500,000	9,500,000
Harris County, TX Health Fac. Dev. Corp. VRDB (St. Luke’s Episcopal Hosp. Proj.), Ser. 2001B, 0.09%, 11/01/11*	NR, A-1+	3,900,000	3,900,000

2

Wilmington Funds — Money Market Funds
Tax-Exempt Money Market Fund
   Investments / September 30, 2011 (Unaudited) — continued

	Moody’s/S&P	Principal
	Ratings[1]	Amount	Value
Houston, TX, Higher Educ. Fin. Corp. (Rice University), VRDN, 0.03%, 11/01/11*	VMIG-1, A-1+	$3,000,000	$3,000,000
Houston, TX, Higher Educ. Fin. Corp. (Rice University), VRDN, 0.04%, 11/01/11*	VMIG-1, A-1+	6,300,000	6,300,000
Lower Neches Valley Authority Industrial Development Corp. (Exxon Mobil), 0.03%, 11/01/11*	VMIG-1, NR	500,000	500,000
Lower Neches Valley Authority Industrial Development Corp. TX, VRDB (Exxon Mobil), Ser. A-2, 0.03%, 11/01/11*	P-1, A-1+	2,300,000	2,300,000
San Antonio, Texas Water System, 0.18%, 10/03/11	P-1, A-1+	4,000,000	4,000,000
San Antonio, Texas Water System, 0.18%, 10/03/11	P-1, A-1+	2,040,000	2,040,000
Texas Public Finance Auth., 0.15%, 10/07/11	P-1, A-1+	7,000,000	7,000,000
Texas Tech. University Series CP, 0.10%, 10/03/11	P-1, A-1+	2,850,000	2,850,000
Texas Tech. University Series CP, 0.13%, 10/04/11	P-1, A-1+	4,100,000	4,100,000

			51,890,000

WISCONSIN — 4.0%
State of Wisconsin CP, 0.16%, 12/08/11	P-1, A-1+	9,101,000	9,101,000
State of Wisconsin CP, 2.00%, 06/15/12	NR, NR	1,200,000	1,214,821

			10,315,821

Total MUNICIPAL BONDS (Cost $230,883,251)			230,883,251

	Shares	Value
SHORT-TERM INVESTMENTS — 10.3%
Blackrock Liquidity Funds MuniFund Portfolio - Institutional Series,	26,517,638	26,517,638

Total SHORT-TERM INVESTMENTS (Cost $26,517,638)		26,517,638

TOTAL INVESTMENTS — 100.0% (Cost $257,400,889)†		$257,400,889
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		88,795

NET ASSETS — 100.0%		$257,489,684

[1]	Although certain securities are not rated (NR) by either Moody’s or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.

*	Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of September 30, 2011. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.

†	Cost for Federal income tax purposes.

G.O.	— General Obligation

LOC	— Letter of Credit

MBIA	— Credit rating enhanced by guaranty or insurance from MBIA Inc.

PCRB	— Pollution Control Revenue Bonds

TECP	— Tax-Exempt Commercial Paper and multi-modal bonds in commercial paper mode

VRDB	— Variable Rate Demand Bonds

3

Wilmington Funds — Money Market Funds
Tax-Exempt Money Market Fund
   Investments / September 30, 2011 (Unaudited)
The following table provides a summary of inputs used to value the Fund’s net assets as of September 30, 2011:

			Level 2 -	Level 3 -
	Total Value at		Significant	Significant
	September 30,	Level 1 -	Observable	Unobservable
	2011	Quoted Prices	Inputs	Inputs

Municipal Bonds	$230,883,251	$—	$230,883,251	$ —
Money Market Mutual Funds	26,517,638	26,517,638	—	—

Total	$257,400,889	$26,517,638	$230,883,251	$ —

Wilmington Funds — Fixed Income Funds
Short/Intermediate-Term Bond Fund
     Investments / September 30, 2011 (Unaudited)
     (Showing Percentage of Net Assets)

	Moody’s/S&P	Principal
	Ratings†	Amount	Value
CORPORATE BONDS — 65.5%
Basic Materials — 0.5%
Vulcan Materials Co., 6.50%, 12/01/16	Ba2, BB	$775,000	$714,369

			714,369

Consumer Discretionary — 10.5%
Allegan, Inc., 5.75%, 04/01/16	A3, A+	575,000	665,847
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 03/26/13	Baa1, A-	1,200,000	1,226,039
Anheuser-Busch InBev Worldwide, Inc. 144A, 7.75%, 01/15/19@	Ba1, A-	2,000,000	2,597,378
Comcast Cable Communications Holdings, Inc., 8.38%, 03/15/13	Baa1, BBB+	1,765,000	1,939,223
Comcast Corp., 5.70%, 07/01/19	Baa1, BBB+	1,100,000	1,282,379
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 4.75%, 10/01/14	Baa2, BBB	700,000	758,379
Kohl’s Corp., 6.25%, 12/15/17	Baa1, BBB+	730,000	865,981
NBC Universal, Inc., 3.65%, 04/30/15	Baa2, BBB+	1,000,000	1,052,080
Royal Caribbean Cruises Ltd., 7.00%, 06/15/13	Ba2, BB	1,200,000	1,221,000
Time Warner Cable, Inc., 4.00%, 09/01/21	Baa2, BBB	500,000	488,959
Time Warner Entertainment Co., LP, 8.88%, 10/01/12	Baa2, BBB	1,185,000	1,270,781
Time Warner Entertainment Co., LP, 8.38%, 03/15/23	Baa2, BBB	175,000	224,077
Viacom, Inc., 4.38%, 09/15/14	Baa1, BBB+	1,500,000	1,602,782
Whirlpool Corp., 6.50%, 06/15/16	Baa3, BBB-	1,000,000	1,159,184

			16,354,089

Consumer Staples — 3.0%
Analog Devices, Inc., 3.00%, 04/15/16	A3, A-	750,000	777,427
Kraft Foods, Inc., 5.25%, 10/01/13	Baa2, BBB-	750,000	800,267
Kraft Foods, Inc., 6.13%, 02/01/18	Baa2, BBB-	800,000	939,033
Sanofi-Aventis SA, 4.00%, 03/29/21	A2, AA-	725,000	786,446
Sara Lee Corp., 2.75%, 09/15/15	Baa1, BBB	1,425,000	1,433,058

			4,736,231

Energy — 7.5%
BP Capital Markets PLC, 3.20%, 03/11/16	A2, A	775,000	807,958
Chesapeake Energy Corp., 9.50%, 02/15/15	Ba3, BB+	625,000	704,687
Consol Energy, Inc., 8.00%, 04/01/17	B1, BB	625,000	653,125
Duke Energy Corp., 6.30%, 02/01/14	Baa2, BBB+	1,620,000	1,796,065
Marathon Oil Corp., 6.00%, 10/01/17	Baa2, BBB	1,000,000	1,142,833
Shell International Finance BV, 4.00%, 03/21/14	Aa1, AA	2,000,000	2,155,758
Sunoco, Inc., 9.63%, 04/15/15	Baa3, BB+	1,200,000	1,320,532
Transocean, Inc., 4.95%, 11/15/15	Baa3, BBB-	1,000,000	1,053,157
Valero Energy Corp., 4.75%, 04/01/14	Baa2, BBB	1,845,000	1,971,573
Weatherford International Ltd., 5.15%, 03/15/13	Baa2, BBB	10,000	10,481

			11,616,169

Financials — 20.0%
American Express Centurion Bank, 5.95%, 06/12/17	A2, BBB+	770,000	873,764
American Express Co., 4.88%, 07/15/13	A3, BBB+	1,500,000	1,575,339
American Honda Finance Corp. 144A, 4.63%, 04/02/13@	A1, A+	1,500,000	1,569,024
Bank of America Corp., 5.25%, 12/01/15	A3, A-	475,000	439,174
Bank One Corp., 8.00%, 04/29/27	Aa3, A	265,000	342,504
BB&T Corp., 3.20%, 03/15/16	A2, A	1,250,000	1,276,709
Blackrock, Inc., 5.00%, 12/10/19	A1, A+	650,000	712,604
BP Capital Markets PLC, 5.25%, 11/07/13	A2, A	1,000,000	1,076,735
Caterpillar Financial Services Corp., 1.55%, 12/20/13	A2, A	2,000,000	2,025,538
Citigroup, Inc., 0.46%, 03/07/14‡	A3, A	500,000	466,972
Citigroup, Inc., 6.13%, 05/15/18	A3, A	750,000	804,453
Ford Motor Credit Co., LLC, 7.25%, 10/25/11	Ba1, BB+	1,350,000	1,351,685

1

Wilmington Funds — Fixed Income Funds
Short/Intermediate-Term Bond Fund
     Investments / September 30, 2011 (Unaudited) — continued

	Moody’s/S&P	Principal
	Ratings†	Amount	Value
General Electric Capital Corp., 2.80%, 01/08/13	Aa2, AA+	$1,000,000	$1,017,214
General Electric Capital Corp., 0.44%, 10/06/15‡	Aa2, AA+	1,000,000	938,435
Hartford Finance Services Group, Inc., 6.30%, 03/15/18	Baa3, BBB	750,000	775,261
HCP, Inc., 6.30%, 09/15/16	Baa2, BBB	1,000,000	1,069,920
John Deere Capital Corp., 4.90%, 09/09/13	A2, A	900,000	966,953
JPMorgan Chase & Co., 4.65%, 06/01/14	Aa3, A+	1,250,000	1,323,294
JPMorgan Chase & Co., 4.63%, 05/10/21	Aa3, A+	300,000	306,689
Merrill Lynch & Co., Inc., 5.45%, 07/15/14	NR, A	1,100,000	1,076,450
MetLife, Inc., 5.00%, 06/15/15	A3, A-	730,000	799,729
Morgan Stanley, 1.85%, 01/24/14‡	A2, A	1,100,000	1,026,280
Morgan Stanley, 4.75%, 04/01/14	A2, A-	1,000,000	950,319
PNC Funding Corp., 0.45%, 01/31/14‡	A3, A	1,500,000	1,477,665
PNC Funding Corp., 5.40%, 06/10/14	A3, A	1,500,000	1,630,449
Prologis LP, 4.50%, 08/15/17	Baa2, BBB-	750,000	705,710
Prudential Financial, Inc., 3.88%, 01/14/15	Baa2, A	1,200,000	1,226,526
The Goldman Sachs Group, Inc., 3.70%, 08/01/15	A1, A	1,400,000	1,370,715
Wells Fargo & Co., 5.13%, 09/01/12	A1, A+	348,000	359,846
Westpac Banking Corp., 4.88%, 11/19/19	Aa1, AA	750,000	785,658
WR Berkley Corp., 7.38%, 09/15/19	Baa2, BBB+	710,000	808,039

			31,129,653

Health Care — 1.7%
Gilead Sciences, Inc., 4.50%, 04/01/21	Baa1, A-	1,150,000	1,239,471
McKesson Corp., 3.25%, 03/01/16	Baa2, A-	860,000	906,671
United Health Group, Inc., 6.00%, 06/15/17	Baa1, A-	500,000	572,942

			2,719,084

Industrials — 8.3%
Allied Waste North America, Inc., 6.88%, 06/01/17	Baa3, BBB	600,000	641,250
CSX Corp., 7.90%, 05/01/17	Baa3, BBB	685,000	856,513
FLIR Systems, Inc., 3.75%, 09/01/16	Baa3, BBB-	650,000	647,146
GATX Corp., 8.75%, 05/15/14	Baa1, BBB	1,250,000	1,445,615
General Electric Co., 5.00%, 02/01/13	Aa2, AA+	875,000	916,414
Ingersoll-Rand Co., 6.00%, 08/15/13	Baa1, BBB+	1,000,000	1,079,304
Ingersoll-Rand Co., 6.02%, 02/15/28	Baa1, BBB+	2,015,000	2,485,795
L-3 Communication Corp., 4.75%, 07/15/20	Baa3, BBB-	1,250,000	1,293,649
Ryder System, Inc., 3.15%, 03/02/15	Baa1, BBB+	850,000	865,755
Textron, Inc., 6.20%, 03/15/15	Baa3, BBB-	1,500,000	1,611,253
The Boeing Co., 5.00%, 03/15/14	A2, A	950,000	1,042,307

			12,885,001

Materials — 3.4%
Alcoa, Inc., 6.00%, 07/15/13(1)	Baa3, BBB-	1,251,000	1,337,833
Alcoa, Inc., 5.72%, 02/23/19	Baa3, BBB-	1,100,000	1,103,992
Cliffs Natural Resources, Inc., 4.88%, 04/01/21	Baa3, BBB-	700,000	676,615
The Dow Chemical Co., 5.90%, 02/15/15	Baa3, BBB	2,000,000	2,207,770

			5,326,210

Technology — 1.5%
Hewlett-Parkard Co., 2.65%, 06/01/16	A2, A	450,000	449,443
International Business Machines Corp., 1.95%, 07/22/16	Aa3, A+	725,000	731,370
Microsoft Corp., 3.00%, 10/01/20	Aaa, AAA	1,100,000	1,128,128

			2,308,941

Telecommunication Services — 3.2%
AT&T, Inc., 2.95%, 05/15/16	A2, A-	500,000	515,950
Qwest Corp., 8.88%, 03/15/12	Baa3, BBB-	1,250,000	1,292,187
Telefonica Emisiones SAU, 2.58%, 04/26/13	Baa1, BBB+	1,225,000	1,185,468
Verizon Communications, Inc., 5.50%, 02/15/18	A3, A-	1,000,000	1,159,573

2

Wilmington Funds — Fixed Income Funds
Short/Intermediate-Term Bond Fund
     Investments / September 30, 2011 (Unaudited) — continued

	Moody’s/S&P	Principal
	Ratings†	Amount	Value
Verizon Wireless Capital LLC, 5.25%, 02/01/12	A2, A-	$750,000	$760,440

			4,913,618

Utilities — 5.9%
Ameren Illinois Co., 9.75%, 11/15/18	Baa1, BBB	1,800,000	2,424,600
CMS Energy Corp., 6.55%, 07/17/17	Ba1, BB+	625,000	665,077
Exelon Generation Co. LLC, 6.20%, 10/01/17	A3, BBB	1,500,000	1,691,376
Florida Power & Light Co., 5.55%, 11/01/17	Aa3, A	500,000	596,343
Oklahoma Gas & Electric Co., 6.65%, 07/15/27	A2, BBB+	440,000	560,461
Southern California Edison Corp., 5.00%, 01/15/16	A1, A	654,000	744,174
The Detroit Edison Co., 5.60%, 06/15/18	A2, A	950,000	1,148,166
UIL Holdings Corp., 4.63%, 10/01/20	Baa3, BBB-	1,250,000	1,291,509

			9,121,706

Total Corporate Bonds (Cost $1,500,000)			101,825,071

MUNICIPAL BONDS — 1.0%
NEW JERSEY — 1.0%
New Jersey Economic Dev. Auth., 1.35%, 06/15/13‡	Aa3, A+	1,500,000	1,505,415

Total Municipal Bonds (Cost $97,177,595)			1,505,415

	Principal
	Amount	Value
MORTGAGE-BACKED SECURITIES — 1.9%
Federal Home Loan Mortgage Corporation Notes, Pool B19228, 4.50%, 04/01/20	149,375	159,750
Federal Home Loan Mortgage Corporation Notes, Pool E00530, 6.00%, 01/01/13	7,077	7,553
Federal Home Loan Mortgage Corporation Notes, Pool G01625, 5.00%, 11/01/33	251,652	271,355
Federal Home Loan Mortgage Corporation Notes, Pool G02390, 6.00%, 09/01/36	141,017	155,194
Federal Home Loan Mortgage Corporation Notes, Pool G08097, 6.50%, 11/01/35	112,265	125,859
Federal Home Loan Mortgage Corporation Notes, Pool G08193, 6.00%, 04/01/37	312,432	343,158
Federal National Mortgage Association Notes, 2005-29 WC, 4.75%, 04/25/35	286,115	315,723
Federal National Mortgage Association Notes, 2005-97 LB, 5.00%, 11/25/35	329,953	338,534
Federal National Mortgage Association Notes, Pool 254833, 4.50%, 08/01/18	81,303	87,091
Federal National Mortgage Association Notes, Pool 256639, 5.00%, 02/01/27	246,384	267,245
Federal National Mortgage Association Notes, Pool 256752, 6.00%, 06/01/27	167,965	184,667
Federal National Mortgage Association Notes, Pool 257007, 6.00%, 12/01/27	335,536	368,901
Federal National Mortgage Association Notes, Pool 612514, 2.47%, 05/01/33†	120,056	126,422
Federal National Mortgage Association Notes, Pool 629603, 5.50%, 02/01/17	77,240	83,813
Federal National Mortgage Association Notes, Pool 688996, 8.00%, 11/01/24	18,274	21,215
Federal National Mortgage Association Notes, Pool 745412, 5.50%, 12/01/35	172,958	188,454

Total Mortgage-Backed Securities (Cost $2,793,498)		3,044,934

U.S. AGENCY OBLIGATIONS — 5.9%
Federal Home Loan Banks Notes — 3.8%
Federal Home Loan Banks Notes, 5.50%, 08/13/14	2,000,000	2,275,040

3

Wilmington Funds — Fixed Income Funds
Short/Intermediate-Term Bond Fund
     Investments / September 30, 2011 (Unaudited) — continued

	Principal
	Amount	Value
Federal Home Loan Banks Notes, 4.88%, 05/17/17(1)	$3,000,000	$3,579,240

		5,854,280

Federal Home Loan Mortgage Corporation Notes — 1.0%
Federal Home Loan Mortgage Corporation Notes, 4.38%, 07/17/15	1,315,000	1,485,437

		1,485,437

Federal National Mortgage Association Notes — 1.1%
Federal National Mortgage Association Notes, 5.00%, 05/11/17(1)	1,500,000	1,786,281

		1,786,281

Total U.S. Agency Obligations (Cost $8,066,135)		9,125,998

U.S. TREASURY NOTES — 22.0%
U.S Treasury Notes, 1.50%, 08/31/18	2,500,000	2,512,110
U.S. Treasury Notes, 4.25%, 11/15/14	500,000	558,477
U.S. Treasury Notes, 4.13%, 05/15/15	2,420,000	2,726,091
U.S. Treasury Notes, 4.25%, 08/15/15	2,000,000	2,273,438
U.S. Treasury Notes, 4.50%, 02/15/16	2,000,000	2,317,656
U.S. Treasury Notes, 2.63%, 04/30/16	2,000,000	2,159,062
U.S. Treasury Notes, 4.75%, 08/15/17	7,250,000	8,729,449
U.S. Treasury Notes, 4.25%, 11/15/17	2,500,000	2,948,438
U.S. Treasury Notes, 4.00%, 08/15/18	2,000,000	2,343,750
U.S. Treasury Notes, 3.63%, 02/15/20	1,500,000	1,731,563
U.S. Treasury Notes, 2.63%, 08/15/20	5,000,000	5,355,080
U.S. Treasury Notes, 2.13%, 08/15/21(1)	500,000	508,830

Total U.S. Treasury Notes (Cost $31,640,675)		34,163,944

	Shares
SHORT-TERM INVESTMENTS — 4.5%
BlackRock Liquidity Funds TempFund Portfolio	7,082,102	7,082,102

Total SHORT-TERM INVESTMENTS (Cost $7,082,102)		7,082,102

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES — 4.4%
BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	6,843,377	6,843,377

Total SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES (Cost $6,843,377)		6,843,377

TOTAL INVESTMENTS — 105.2% (Cost $155,103,382)(2)(3)		$163,590,841
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.2)%		(8,056,768)

NET ASSETS — 100.0%		$155,534,073

†	Although certain securities are not rated (NR) by either Moody’s or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.

‡	Denotes a Variable or Floating or Step Rate Note. Variable or Floating or Step Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of September 30, 2011.

@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated security is considered liquid.

(1)	Security partially or fully on loan.

(2)	At September 30, 2011, the market value of securities on loan for the Short/Intermediate Bond Fund was $6,696,064.

(3)	The cost for Federal income tax purposes is $155,103,382. At September 30, 2011, net unrealized appreciation was $8,487,459. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $9,058,828 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $571,369.

PLC	— Public Limited Company

4

Wilmington Funds — Fixed Income Funds
Short/Intermediate-Term Bond Fund
     Investments / September 30, 2011 (Unaudited)
The following table provides a summary of inputs used to value the Fund’s net assets as of September 30, 2011:

			Level 2 -	Level 3 -
			Significant	Significant
	Total Value at	Level 1 -	Observable	Unobservable
	September 30, 2011	Quoted Prices	Inputs	Inputs

Corporate Bonds	$101,825,071	$—	$101,825,071	$—
Mortgage-Backed Securities	3,044,934	—	3,044,934	—
U.S. Agency Obligations	9,125,998	—	9,125,998	—
U.S. Treasury Notes	34,163,944	—	34,163,944	—
Municipal Bonds	1,505,415	—	1,505,415	—
Short Term Investments	13,925,479	13,925,479	—	—

Total	$163,590,841	$13,925,479	$149,665,362	$—

Wilmington Funds — Fixed Income Funds
Broad Market Bond Fund
   Investments / September 30, 2011 (Unaudited)
   (Showing Percentage of Net Assets)

	Moody’s/S&P	Principal
	Ratings	Amount	Value
CORPORATE BONDS — 69.7%
Basic Materials — 0.5%
Vulcan Materials Co., 6.50%, 12/01/16	Ba2, BB	$300,000	$276,530

			276,530

Consumer Discretionary — 12.7%
Allegan, Inc., 5.75%, 04/01/16	A3, A+	225,000	260,549
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 03/26/13	Baa1, A-	650,000	664,104
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 01/15/19	Baa1, A-	250,000	324,672
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 01/15/39	Baa1, A-	500,000	754,929
Coca-Cola Enterprises, Inc., 3.25%, 08/19/21(1)	A3, BBB+	250,000	251,276
Comcast Cable Communications Holdings, Inc., 8.38%, 03/15/13	Baa1, BBB+	896,000	984,444
Comcast Corp., 5.70%, 07/01/19	Baa1, BBB+	400,000	466,320
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 4.75%, 10/01/14	Baa2, BBB	275,000	297,935
Kohl’s Corp., 6.25%, 12/15/17	Baa1, BBB+	250,000	296,569
NBC Universal, Inc., 3.65%, 04/30/15	Baa2, BBB+	480,000	504,998
Royal Caribbean Cruises Ltd., 7.00%, 06/15/13	Ba2, BB	300,000	305,250
Time Warner Entertainment Co., LP, 8.88%, 10/01/12	Baa2, BBB	300,000	321,717
Time Warner Entertainment Co., LP, 8.38%, 03/15/23	Baa2, BBB	900,000	1,152,397
Viacom, Inc., 4.38%, 09/15/14	Baa1, BBB+	750,000	801,391
Whirlpool Corp., 6.50%, 06/15/16	Baa3, BBB-	350,000	405,714

			7,792,265

Consumer Staples — 2.6%
Analog Devices, Inc., 3.00%, 04/15/16	A3, A-	300,000	310,971
General Mills, Inc., 5.65%, 02/15/19	Baa1, BBB+	500,000	592,061
Kraft Foods, Inc., 5.25%, 10/01/13	Baa2, BBB-	400,000	426,809
Sanofi-Aventis SA, 4.00%, 03/29/21	A2, AA-	275,000	298,307

			1,628,148

Energy — 7.6%
BP Capital Markets PLC, 3.20%, 03/11/16	A2, A	300,000	312,758
Chesapeake Energy Corp., 9.50%, 02/15/15	Ba3, BB+	400,000	451,000
Consol Energy, Inc., 8.00%, 04/01/17	B1, BB	625,000	653,125
Duke Energy Corp., 6.30%, 02/01/14	Baa2, BBB+	464,000	514,428
EnCana Corp., 6.50%, 02/01/38	Baa2, BBB+	500,000	570,588
Shell International Finance BV, 4.00%, 03/21/14	Aa1, AA	250,000	269,470
Sunoco, Inc., 9.63%, 04/15/15	Baa3, BB+	550,000	605,244
Transocean, Inc., 4.95%, 11/15/15	Baa3, BBB-	450,000	473,921
Valero Energy Corp., 4.75%, 04/01/14	Baa2, BBB	785,000	838,853
Weatherford International Ltd., 5.15%, 03/15/13	Baa2, BBB	5,000	5,241

			4,694,628

Financials — 18.0%
American Express Centurion Bank, 5.95%, 06/12/17	A2, BBB+	400,000	453,904
American Express Co., 4.88%, 07/15/13	A3, BBB+	650,000	682,647
American Honda Finance Corp. 144A, 4.63%, 04/02/13@	A1, A+	750,000	784,512
Bank of America Corp., 5.25%, 12/01/15	A2, A-	180,000	166,424
Bank One Corp., 8.00%, 04/29/27	Aa3, A	425,000	549,299
BB&T Corp., 3.20%, 03/15/16(1)	A2, A	500,000	510,683
Blackrock, Inc., 5.00%, 12/10/19	A1, A+	250,000	274,079
Citigroup, Inc., 0.46%, 03/07/14‡	A3, A	275,000	256,835
Citigroup, Inc., 6.13%, 05/15/18	A3, A	275,000	294,966
Ford Motor Credit Co., LLC, 7.25%, 10/25/11	B3, BB-	400,000	400,499
General Electric Capital Corp., 0.44%, 10/06/15‡	Aa2, AA+	200,000	187,687
Hartford Finance Services Group, Inc., 6.30%, 03/15/18	Baa3, BBB	350,000	361,789
HCP, Inc., 6.30%, 09/15/16	Baa2, BBB	500,000	534,960

1

Wilmington Funds — Fixed Income Funds
Broad Market Bond Fund
   Investments / September 30, 2011 (Unaudited) — continued

	Moody’s/S&P	Principal
	Ratings	Amount	Value
John Deere Capital Corp., 4.90%, 09/09/13	A2, A	$425,000	$456,617
JPMorgan Chase & Co., 4.65%, 06/01/14(1)	Aa3, A+	500,000	529,317
JPMorgan Chase & Co., 4.63%, 05/10/21	Aa3, A+	100,000	102,230
Merrill Lynch & Co., Inc., 5.45%, 07/15/14	A2, A	400,000	391,436
MetLife, Inc., 5.00%, 06/15/15	A3, A-	400,000	438,208
Morgan Stanley, 1.85%, 01/24/14‡	A2, A	450,000	419,842
Morgan Stanley, 4.75%, 04/01/14	A2, A-	390,000	370,624
PNC Funding Corp., 0.45%, 01/31/14‡	A3, A	500,000	492,555
Prologis LP, 4.50%, 08/15/17	Baa2, BBB-	250,000	235,237
Prudential Financial, Inc., 3.88%, 01/14/15	Baa2, A	500,000	511,052
The Goldman Sachs Group, Inc., 3.70%, 08/01/15	A1, A	500,000	489,541
Wells Fargo & Co., 5.13%, 09/01/12	A1, A+	700,000	723,827
Westpac Banking Corp., 4.88%, 11/19/19	Aa1, AA	125,000	130,943
WR Berkley Corp., 7.38%, 09/15/19	Baa2, BBB+	280,000	318,663

			11,068,376

Health Care — 2.3%
Gilead Sciences, Inc., 4.50%, 04/01/21	Baa1, A-	450,000	485,010
McKesson Corp., 3.25%, 03/01/16	A-, A-	350,000	368,994
Pfizer, Inc., 5.35%, 03/15/15	Aa2, AA	250,000	284,822
United Health Group, Inc., 6.00%, 06/15/17	Baa1, A-	250,000	286,471

			1,425,297

Industrials — 11.0%
Allied Waste North America, Inc., 6.88%, 06/01/17	Baa3, BBB	300,000	320,625
CSX Corp., 7.90%, 05/01/17	Baa3, BBB	1,114,000	1,392,928
FLIR Systems, Inc., 3.75%, 09/01/16	Baa3, BBB-	250,000	248,903
GATX Corp., 8.75%, 05/15/14	Baa1, BBB	500,000	578,246
General Electric Co., 5.00%, 02/01/13	Aa2, AA+	700,000	733,131
Honeywell International, Inc., 5.00%, 02/15/19	A2, A	250,000	289,446
Ingersoll-Rand Co., 6.00%, 08/15/13	Baa1, BBB+	700,000	755,513
Ingersoll-Rand Co., 6.02%, 02/15/28	Baa1, BBB+	900,000	1,110,280
L-3 Communication Corp., 4.75%, 07/15/20	Baa3, BBB-	500,000	517,459
Ryder System, Inc., 3.15%, 03/02/15	Baa1, BBB+	300,000	305,561
Textron, Inc., 6.20%, 03/15/15	Baa3, BBB-	500,000	537,084

			6,789,176

Information Technology — 2.1%
Cisco Systems, Inc., 5.50%, 01/15/40	A1, A+	500,000	576,860
Electronic Data Systems LLC, 7.45%, 10/15/29	A2, A	600,000	740,599

			1,317,459

Materials — 2.7%
Alcoa, Inc., 5.72%, 02/23/19	Baa3, BBB-	550,000	551,996
Cliffs Natural Resources, Inc., 4.88%, 04/01/21	Baa3, BBB-	275,000	265,813
The Dow Chemical Co., 5.90%, 02/15/15	Baa3, BBB	750,000	827,914

			1,645,723

Technology — 1.4%
Hewlett-Parkard Co., 2.65%, 06/01/16	A2, A	160,000	159,802
International Business Machines Corp., 1.95%, 07/22/16	Aa3, A+	275,000	277,416
Microsoft Corp., 3.00%, 10/01/20	Aaa, AAA	425,000	435,868

			873,086

Telecommunication Services — 3.0%
AT&T, Inc., 2.95%, 05/15/16	A2, A-	200,000	206,380
AT&T, Inc., 5.55%, 08/15/41	A2, A-	325,000	349,901
Qwest Corp., 8.88%, 03/15/12	Baa3, BBB-	500,000	516,875
Telefonica Emisiones SAU, 2.58%, 04/26/13	Baa1, BBB+	500,000	483,865

2

Wilmington Funds — Fixed Income Funds
Broad Market Bond Fund
   Investments / September 30, 2011 (Unaudited) — continued

	Moody’s/S&P	Principal
	Ratings	Amount	Value
Verizon Communications, Inc., 5.50%, 02/15/18	A3, A-	$250,000	$289,893

			1,846,914

Utilities — 5.8%
Ameren Illinois Co., 9.75%, 11/15/18	Baa1, BBB	600,000	808,200
CMS Energy Corp., 6.55%, 07/17/17	Ba1, BB+	300,000	319,237
Exelon Generation Co. LLC, 6.20%, 10/01/17	A3, BBB	650,000	732,929
Florida Power Corp., 6.35%, 09/15/37	A2, A	425,000	552,444
Oklahoma Gas & Electric Co., 6.65%, 07/15/27	A2, BBB+	565,000	719,683
UIL Holdings Corp., 4.63%, 10/01/20	Baa3, BBB-	400,000	413,283

			3,545,776

Total Corporate Bonds (Cost $40,281,636)			42,903,378

MUNICIPAL BONDS — 1.0%
NEW JERSEY — 1.0%
New Jersey Economic Dev. Auth., 1.35%, 06/15/13‡	Aa3, A+	650,000	652,346

Total Municipal Bonds (Cost $650,000)			652,346

	Principal
	Amount	Value
MORTGAGE-BACKED SECURITIES — 2.4%
Federal Home Loan Mortgage Corporation Notes, Pool E00530, 6.00%, 01/01/13	4,275	4,564
Federal Home Loan Mortgage Corporation Notes, Pool G01625, 5.00%, 11/01/33	251,652	271,355
Federal Home Loan Mortgage Corporation Notes, Pool G02390, 6.00%, 09/01/36	80,581	88,682
Federal Home Loan Mortgage Corporation Notes, Pool G08097, 6.50%, 11/01/35	69,375	77,775
Federal National Mortgage Association Notes, 2005-29 WC, 4.75%, 04/25/35	132,053	145,718
Federal National Mortgage Association Notes, Pool 254833, 4.50%, 08/01/18	60,977	65,318
Federal National Mortgage Association Notes, Pool 256515, 6.50%, 12/01/36	147,419	164,042
Federal National Mortgage Association Notes, Pool 256639, 5.00%, 02/01/27	123,192	133,622
Federal National Mortgage Association Notes, Pool 256752, 6.00%, 06/01/27	134,372	147,733
Federal National Mortgage Association Notes, Pool 629603, 5.50%, 02/01/17	46,344	50,288
Federal National Mortgage Association Notes, Pool 745412, 5.50%, 12/01/35	171,586	186,959
Federal National Mortgage Association Notes, Pool 838891, 6.00%, 07/01/35	138,993	153,422

Total Mortgage-Backed Securities (Cost $1,353,403)		1,489,478

U.S. AGENCY OBLIGATIONS — 7.7%
Federal Home Loan Banks Notes — 1.3%
Federal Home Loan Banks Notes, 5.25%, 06/18/14	175,000	196,991
Federal Home Loan Banks Notes, 5.50%, 08/13/14	500,000	568,760

		765,751

Federal Home Loan Mortgage Corporation Notes — 0.9%
Federal Home Loan Mortgage Corporation Notes, 4.38%, 07/17/15	500,000	564,805

		564,805

Federal National Mortgage Association Notes — 5.5%
Federal National Mortgage Association Notes, 4.88%, 12/15/16(1)	700,000	822,242
Federal National Mortgage Association Notes, 5.00%, 05/11/17	750,000	893,141
Federal National Mortgage Association Notes, 6.25%, 05/15/29	750,000	1,063,485

3

Wilmington Funds — Fixed Income Funds
Broad Market Bond Fund
   Investments / September 30, 2011 (Unaudited) — continued

	Principal
	Amount	Value
Federal National Mortgage Association Notes, 7.25%, 05/15/30	$400,000	$624,303

		3,403,171

Total U.S. Agency Obligations (Cost $4,047,571)		4,733,727

U.S. TREASURY OBLIGATIONS — 17.1%
U.S. Treasury Bonds — 10.6%
U.S. Treasury Bonds, 7.50%, 11/15/16	300,000	397,875
U.S. Treasury Bonds, 8.88%, 02/15/19(1)	1,130,000	1,719,983
U.S. Treasury Bonds, 6.00%, 02/15/26	1,000,000	1,431,875
U.S. Treasury Bonds, 6.38%, 08/15/27	450,000	676,828
U.S. Treasury Bonds, 5.25%, 02/15/29	500,000	682,891
U.S. Treasury Bonds, 6.25%, 05/15/30	500,000	764,766
U.S. Treasury Bonds, 5.38%, 02/15/31	600,000	844,031

		6,518,249

U.S. Treasury Notes — 6.5%
U.S. Treasury Notes, 3.13%, 05/15/19	750,000	835,546
U.S. Treasury Notes, 4.50%, 02/15/16	500,000	579,414
U.S. Treasury Notes, 2.63%, 04/30/16	750,000	809,648
U.S. Treasury Notes, 2.25%, 07/31/18	300,000	316,594
U.S. Treasury Notes, 4.00%, 08/15/18	500,000	585,938
U.S. Treasury Notes, 3.63%, 02/15/20	750,000	865,781

		3,992,921

Total U.S. TREASURY OBLIGATIONS (Cost $8,799,356)		10,511,170

	Shares
PREFERRED STOCK — 0.5%
Financials — 0.5%
Wachovia Capital Trust IX, 6.375%	12,000	302,520

Total Preferred Stock (Cost $300,000)		302,520

SHORT TERM INVESTMENTS — 0.7%
BlackRock Liquidity Funds TempFund Portfolio	437,552	437,552

Total SHORT-TERM INVESTMENTS (Cost $437,552)		437,552

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES — 4.9%
BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	2,986,591	2,986,591

Total SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES (Cost $2,986,591)		2,986,591

TOTAL INVESTMENTS — 104.0% (Cost $58,856,109)(2)(3)		$64,016,762
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.0)%		(2,451,363)

NET ASSETS — 100.0%		$61,565,399

†	Although certain securities are not rated (NR) by either Moody’s or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.

‡	Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of September 30, 2011.

@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated security is considered liquid.

(1)	Security partially or fully on loan.

(2)	At September 30, 2011, the market value of securities on loan for the Broad Market Bond Fund was $2,924,331.

4

Wilmington Funds — Fixed Income Funds
Broad Market Bond Fund
   Investments / September 30, 2011 (Unaudited) — continued

(3)	The cost for Federal income tax purposes is $58,856,109. At September 30, 2011, net unrealized appreciation was $5,160,653. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $5,382,041, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $221,388.

PLC	— Public Limited Company

5

Wilmington Funds — Fixed Income Funds
Broad Market Bond Fund
   Investments / September 30, 2011 (Unaudited)
The following table provides a summary of inputs used to value the Fund’s net assets as of September 30, 2011:

			Level 2 -	Level 3 -
	Total Value at		Significant	Significant
	September 30,	Level 1 -	Observable	Unobservable
	2011	Quoted Prices	Inputs	Inputs

Corporate Bonds	$42,903,378	$—	$42,903,378	$—
Mortgage-Backed Securities	1,489,478	—	1,489,478	—
U.S. Agency Obligations	4,733,727	—	4,733,727	—
U.S. Treasury Obligations	10,511,170	—	10,511,170	—
Municipal Bonds	652,346	—	652,346	—
Preferred Stock	302,520	302,520	—	—
Short Term Investments	3,424,143	3,424,143	—	—

Total	$64,016,762	$3,726,663	$60,290,099	$—

Wilmington Funds — Fixed Income Funds
Municipal Bond Fund
     Investments / September 30, 2011 (Unaudited)
     (Showing Percentage of Net Assets)

	Moody’s/S&P	Principal
	Ratings†	Amount	Value
MUNICIPAL BONDS — 98.6%
ALABAMA — 1.2%
Univ. of Alabama at Birmingham Hospital Rev. Bonds, Ser. A, 5.00%, 09/01/15	A1, A+	$500,000	$547,200
Univ. of Alabama at Birmingham Hospital Rev. Bonds, Ser. A, 5.75%, 09/01/22‡	A1, A+	1,000,000	1,108,460

			1,655,660

ARIZONA — 3.2%
Arizona Water Infrastructure Fin. Auth., 5.00%, 10/01/23	Aaa, AAA	3,000,000	3,451,200
Tucson, AZ Certificate Participation Bonds, Public Improvements, Ser. A, (NATL-RE), 5.00%, 07/01/21	Aa3, A+	1,000,000	1,063,580

			4,514,780

CALIFORNIA — 9.3%
ABAG Fin. Auth. for Nonprofit Coros, California Rev. Bonds (Windemere Ranch Financing Prog.), Ser. A, (CIFG), 5.00%, 09/02/21	NR, BBB	3,610,000	3,618,989
California Health Facilities Fin. Auth. Rev. Bonds Ser. H, 5.13%, 07/01/22	A2, A	875,000	934,823
California State Public Works Brd. (AMBAC), 5.00%, 12/01/19	A2, NR	2,000,000	2,120,500
Sacramento City Financing Auth. Ser. B, 5.40%, 11/01/20	A1, A	4,000,000	4,383,760
San Francisco, CA City & Cnty., International Airport Rev. Bonds, (AMBAC) Ser. A, 5.25%, 01/01/19(2)	A3, BBB+	1,540,000	1,540,570
State of California, 5.00%, 09/01/19	A1, A-	500,000	580,590

			13,179,232

COLORADO — 6.4%
Denver, CO Convention Center Hotel Auth. Ref. Bonds, (XLCA), 5.25%, 12/01/19	Baa3, BBB-	140,000	143,942
Denver, CO Convention Center Hotel Auth. Ref. Bonds, (XLCA), 5.25%, 12/01/21	Baa3, BBB-	1,615,000	1,626,354
Denver, CO Convention Center Hotel Auth. Ref. Bonds, (XLCA), 5.13%, 12/01/24	Baa3, BBB-	3,065,000	2,955,365
State Water Resources & Pwr. Dev. Auth. Ser. A, 5.00%, 09/01/22	Aaa, AAA	4,000,000	4,353,600

			9,079,261

CONNECTICUT — 0.7%
Bristol, CT Resource Recovery Rev. Bonds (Solid Waste Oper. Committee), (AMBAC), 5.00%, 07/01/14	A1, AA	1,000,000	1,056,810

			1,056,810

GEORGIA — 6.4%
Athens-Clarke Cnty., GA, Unified Govt. Dev. Auth., 5.25%, 07/01/22	Aa3, NR	2,990,000	3,551,582
State of Georgia Ser. C, 5.50%, 07/01/18	Aaa, AAA	1,250,000	1,408,825
State of Georgia Ser. C, 5.00%, 07/01/21	Aaa, AAA	2,000,000	2,317,840
State Road & Tollway Auth. Ser. B, 5.00%, 10/01/19	Aaa, AAA	1,500,000	1,845,645

			9,123,892

ILLINOIS — 10.8%
Chicago IL, Board of Educ. (AGM), 5.00%, 12/01/21	Aa2, AA+	3,000,000	3,187,320
Chicago IL, Board of Educ. Ref. — Ded. Revs. Bonds, Ser. B, (AMBAC), 5.00%, 12/01/21	Aa2, AA-	1,000,000	1,066,270
Illinois Finance Auth. Rev. Bonds Ser. B, (AGM), 5.25%, 01/01/22	Aa3, NR	2,830,000	3,102,812

1

Wilmington Funds — Fixed Income Funds
Municipal Bond Fund
     Investments / September 30, 2011 (Unaudited) — continued

	Moody’s/S&P	Principal
	Ratings†	Amount	Value
State of Illinois, 3.00%, 04/01/12	A1, A+	$2,000,000	$2,021,620
State of Illinois (FGIC), 5.00%, 11/01/20	A1, A+	1,000,000	1,002,370
State of Illinois (NATL-RE), 5.00%, 08/01/20	A1, A+	5,000,000	5,011,800

			15,392,192

INDIANA — 4.1%
Indiana Finance Auth. Health System Rev. Bonds, 5.00%, 11/01/21	Aa3, NR	2,000,000	2,212,860
Whiting IN Environmental Facility Rev. Bonds, 2.80%, 06/01/44‡	A2, NR	3,575,000	3,681,464

			5,894,324

MASSACHUSETTS — 3.8%
Commonwealth of Massachusetts (AGM), 5.25%, 09/01/22	Aa1, AA+	250,000	312,822
Massachusetts State Dev. Fin. Agency Rev. Bond (Univ. of MA, Visual & Perfoming Arts Proj.), 6.00%, 08/01/16	A1, NR	310,000	367,037
State Bay Transportation Auth., 5.50%, 07/01/23	Aa1, AAA	2,000,000	2,541,600
State School Building Auth. (AGM), 5.00%, 08/15/21	Aa1, AA+	2,000,000	2,235,260

			5,456,719

MICHIGAN — 1.6%
Detroit, MI Water Utility Imps. Rev. Bonds, Ser. A, (AGM), 5.00%, 07/01/23	Aa3, AA+	550,000	579,321
Michigan State Hosp. Fin. Auth. Ref. Bonds, 5.00%, 07/15/21	A2, A	1,600,000	1,688,480

			2,267,801

MINNESOTA — 0.7%
MN Municipal Power Agency, 4.00%, 10/01/13	A3, NR	1,000,000	1,015,190
NEVADA — 0.8%
Clark Cnty., NV , (AMBAC), 5.00%, 11/01/25	Aa1, AA+	1,000,000	1,068,650

			1,068,650

NEW HAMPSHIRE — 1.1%
New Hampshire Business Fin. Auth., (NATL-RE) Ser. C, 5.45%, 05/01/21	A3, A-	1,500,000	1,539,135

			1,539,135

NEW JERSEY — 3.6%
Camden Cnty., NJ Impt. Auth. Cooper Health Sys. Oblig. Group A, 5.00%, 02/15/15	Baa3, BBB	1,090,000	1,135,050
Camden Cnty., NJ Impt. Auth. Cooper Health Sys. Oblig. Group B, 5.00%, 02/15/15	Baa3, BBB	2,435,000	2,535,638
New Jersey Health Care Fac. Fin. Auth., Hackensack Univ. Medical Center, 5.13%, 01/01/21	A3, NR	600,000	639,294
New Jersey State Educ. Fac. Auth. Ref. Bonds Ser. A, 5.00%, 07/01/19	Baa2, BBB+	775,000	826,212

			5,136,194

NEW YORK — 7.2%
New York City Ser. E-1, 6.00%, 10/15/23	Aa2, AA	750,000	890,040
New York State Dormitory Auth. (AMBAC), 5.50%, 03/15/25	NR, AAA	1,750,000	2,206,680
New York State Thruway Auth., NY Highway Improv. Rev. Bonds, (AMBAC) Ser. F, 5.00%, 01/01/25	A1, A+	1,000,000	1,062,520
New York Transitional Fin. Auth. Ser. E, 5.00%, 11/01/22	Aa1, AAA	4,125,000	4,935,892

2

Wilmington Funds — Fixed Income Funds
Municipal Bond Fund
     Investments / September 30, 2011 (Unaudited) — continued

	Moody’s/S&P	Principal
	Ratings†	Amount	Value
New York, NY Pub. Imps. G.O. Bonds, Ser. D1, 5.00%, 12/01/21	Aa2, AA	$1,000,000	$1,127,790

			10,222,922

NORTH CAROLINA — 3.2%
City of Charlotte NC, 5.00%, 12/01/19	Aaa, AAA	1,250,000	1,538,262
Univ. of North Carolina Sys. Pool Rev., (NATL-RE), 5.00%, 10/01/23	Aa3, A+	2,725,000	2,957,361

			4,495,623

OHIO — 8.4%
Akron Summit Cnty., OH Public Library, 5.00%, 12/01/20	Aa2, NR	1,960,000	2,266,622
City of Akron OH (AMBAC), 5.00%, 12/01/24	Aa3, AA-	1,000,000	1,069,880
Dayton-Montgomery Cnty., OH Port. Auth. Dev. Rev. Dayton Regl. Bond Ser. A, 5.13%, 05/15/22	NR, NR	2,115,000	1,977,589
Lorain Cnty., OH Hospital Ref. Rev. Bonds (Catholic Healthcare) Ser. A, 5.63%, 10/01/13	A1, AA-	800,000	810,816
State Wtr. Dev. Auth. Ser. B, 5.00%, 06/01/18	Aaa, AAA	3,000,000	3,374,370
State Wtr. Dev. Auth. Ser. B, 5.00%, 12/01/20	Aaa, AAA	2,000,000	2,443,460

			11,942,737

PENNSYLVANIA — 5.4%
Delaware River Joint Toll Bridge Commission, 5.00%, 07/01/22	A2, A-	1,000,000	1,032,050
Hempfield Area Sch. Dist. (AGM), 5.25%, 03/15/25	Aa+, NR	2,000,000	2,216,560
Pennsylvania State Higher Educ. Facs. Auth. Rev. Bonds, (Philadelphia College of Osteopathic Medicine), 5.00%, 12/01/17	NR, A+	500,000	525,195
Philadelphia, PA Airport Rev. Bonds Ser. A, (NATL-RE), 5.00%, 06/15/18	A2, A+	600,000	630,906
Philadelphia, PA Airport Rev. Bonds, (FGIC), Ser. B, 5.50%, 06/15/18	A2, A+	1,350,000	1,366,335
Philadelphia, PA Auth. For Indl. Dev. Rev. Bonds Ser. A, 4.90%, 05/01/17	NR, BBB-	280,000	284,354
Philadelphia, PA G.O. Bonds, (CIFG), 5.00%, 08/01/23	A2, BBB	1,000,000	1,038,070
Philadelphia, PA School District Ref. Bonds, Ser. A, (AMBAC), 5.00%, 08/01/17	Aa2, A+	600,000	652,962

			7,746,432

PUERTO RICO — 2.2%
Commonwealth of Puerto Rico Ser. A, 5.00%, 07/01/13	A3, BBB	500,000	529,470
Puerto Rico Pub. Impt. Ser. (NATL-RE), 5.50%, 07/01/13	A3, BBB	1,250,000	1,334,350
Puerto Rico Pub. Impt. Ser. A, 5.50%, 07/01/13	A3, BBB	1,200,000	1,280,976

			3,144,796

TEXAS — 12.8%
Dallas-Fort Worth International Airport Fac. Improv. Corp. Jt. Ser. A, (FGIC), 6.00%, 11/01/28	A1, A+	3,450,000	3,454,037
Gulf Coast Waste Disp. Auth., 2.30%, 01/01/42‡	A2, A	1,175,000	1,195,762
Lewisville, TX Indep. Sch. Dist., 5.00%, 08/15/17	NR, AAA	1,000,000	1,173,220
San Antonio, TX Indep. Sch. Dist., 5.00%, 08/15/21	Aaa, AAA	5,000,000	5,682,250
Spring, TX Indep. Sch. Dist., 5.00%, 08/15/16	Aaa, AAA	1,000,000	1,180,980
Tarrant Cnty., TX Cultural Educ. Fac. Finance Corp., 5.00%, 02/15/21	Aa3, AA-	5,000,000	5,496,850

			18,183,099

WASHINGTON — 5.7%
Central Pugent, WA Sound Regional Transit Auth. (FGIC), 5.25%, 02/01/21	Aa1, AAA	1,750,000	2,132,917

3

Wilmington Funds — Fixed Income Funds
Municipal Bond Fund
     Investments / September 30, 2011 (Unaudited) — continued

	Moody’s/S&P	Principal
	Ratings†	Amount	Value
King Cnty., WA (AGM), 5.00%, 06/01/22	Aaa, AAA	$1,000,000	$1,091,310
Klickitat Cnty., WA Public Utility District No. 1 Ser. B, (FGIC), 5.25%, 12/01/22	A1, NR	2,000,000	2,187,380
Washington State Econ. Dev. Fin. Auth. Biomedical Resh Properties II, (NATL-RE), 5.25%, 06/01/21	Aa1, AA+	1,000,000	1,098,330
Washington State Econ. Dev. Fin. Auth. Lease Rev. Washington Biomedical Resh Properties II, (NATL-RE), 5.00%, 06/01/23	Aa1, AA+	1,510,000	1,635,466

			8,145,403

Total MUNICIPAL BONDS (Cost $135,532,223)			140,260,852

		Shares

SHORT TERM INVESTMENTS — 0.5%
Blackrock Municipal Cash Tax-Exempt Money Market Fund		677,271	677,271

Total SHORT-TERM INVESTMENTS (Cost $677,271)			677,271

TOTAL INVESTMENTS — 99.1% (Cost $136,209,494)(1)			$140,938,123
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%			1,317,758

NET ASSETS — 100.0%			$142,255,881

†	Although certain securities are not rated (NR) by either Moody’s or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.

‡	Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of September 30, 2011.

(1)	The cost for federal income tax purposes is $136,209,494. At September 30, 2011, net unrealized appreciation was $4,728,629. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $5,106,232 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $377,603.

(2)	Security is subject to the Alternative Minimum Tax.

AMBAC	— Credit rating enhanced by guaranty or insurance from AMBAC Indemnity Corp.

CIFG	— Credit rating enhanced by guaranty or insurance from CIFG.

FGIC	— Credit rating enhanced by guaranty or insurance from Financial Guaranty Insurance Corp.

FSA	— Credit rating enhanced by guaranty or insurance from Financial Security Assurance.

G.O.	— General Obligation

LOC	— Letter of Credit

PSF-GTD	— Public School Fund Guarantee

VRDB	— Variable Rate Demand Bonds

XLCA	— Credit rating enhanced by guaranty or insurance from XL Capital Assurance.

4

Wilmington Funds — Fixed Income Funds
Municipal Bond Fund
     Investments / September 30, 2011 (Unaudited)
The following table provides a summary of inputs used to value the Fund’s net assets as of September 30, 2011:

			Level 2 -	Level 3 -
	Total Value at		Significant	Significant
	September 30,	Level 1 -	Observable	Unobservable
	2011	Quoted Prices	Inputs	Inputs

Municipal Bonds	$140,260,852	$—	$140,260,852	$—
Short Term Investments	677,271	677,271	—	—

Total	$140,938,123	$677,271	$140,260,852	$—

Wilmington Funds — Multi-Manager Funds
Large-Cap Strategy Fund
     Investments / September 30, 2011 (Unaudited)
     (Showing Percentage of Net Assets)

	Shares	Value
COMMON STOCK — 99.7%
Consumer Discretionary — 12.3%
Auto Components — 0.4%
Autoliv, Inc.(1)	2,450	$118,825
BorgWarner, Inc.*(1)	4,840	292,965
Federal-Mogul Corp.*	5,500	81,125
Gentex Corp.	5,790	139,250
Johnson Controls, Inc.	18,230	480,725
Lear Corp.	2,400	102,960
The Goodyear Tire & Rubber Co.*	11,860	119,668
TRW Automotive Holdings Corp.*	3,510	114,882
Visteon Corp.*	1,500	64,500

		1,514,900

Automobiles — 0.5%
Ford Motor Co.*	128,420	1,241,821
General Motors Co.*	22,100	445,978
Harley-Davidson, Inc.	7,950	272,924
Tesla Motors, Inc.*(1)	4,800	117,072
Thor Industries, Inc.(1)	280	6,202

		2,083,997

Distributors — 0.1%
Genuine Parts Co.	4,960	251,968
LKQ Corp.*(1)	6,240	150,758

		402,726

Diversified Consumer Services — 0.2%
Apollo Group, Inc. — Class A*	4,387	173,769
Career Education Corp.*	845	11,027
DeVry, Inc.	2,020	74,659
Education Management Corp.*(1)	3,800	56,392
H&R Block, Inc.(1)	7,760	103,286
ITT Educational Services, Inc.*(1)	1,400	80,612
Service Corp. International	10,870	99,569
Weight Watchers International, Inc.	1,560	90,870

		690,184

Hotels, Restaurants & Leisure — 2.4%
Bally Technologies, Inc.*	700	18,886
Brinker International, Inc.	4,020	84,098
Carnival Corp.	9,820	297,546
Chipotle Mexican Grill, Inc. — Class A*	1,350	408,983
Choice Hotels International, Inc.(1)	60	1,783
Darden Restaurants, Inc.	4,640	198,360
Hyatt Hotels Corp. — Class A*	2,750	86,268
International Game Technology	8,300	120,599
Las Vegas Sands Corp.*	16,220	621,875
Marriott International, Inc. — Class A(1)	11,872	323,393
McDonald’s Corp.	39,799	3,495,148
MGM Resorts International*(1)	9,410	87,419
Panera Bread Co. — Class A*(1)	1,445	150,193
Penn National Gaming, Inc.*	2,480	82,559
Royal Caribbean Cruises, Ltd.	4,080	88,291
Starbucks Corp.	29,260	1,091,105
Starwood Hotels & Resorts Worldwide, Inc.	8,330	323,371
The Wendy’s Co.	1,200	5,508
WMS Industries, Inc.*	3,720	65,435
Wyndham Worldwide Corp.	5,260	149,963
Wynn Resorts, Ltd.	3,320	382,066
Yum! Brands, Inc.	18,250	901,367

		8,984,216

Household Durables — 0.4%
D.R. Horton, Inc.	7,070	63,913
Fortune Brands, Inc.(1)	4,760	257,421
Garmin, Ltd.(1)	1,290	40,983
Harman International Industries, Inc.	1,180	33,724
Jarden Corp.	1,560	44,086
Leggett & Platt, Inc.(1)	3,670	72,629
Lennar Corp. — Class A(1)	4,910	66,481
Mohawk Industries, Inc.*	1,650	70,802
Newell Rubbermaid, Inc.	8,520	101,132
NVR, Inc.*(1)	130	78,517
Pulte Homes, Inc.*(1)	8,840	34,918
Tempur-Pedic International, Inc.*	2,900	152,569
Toll Brothers, Inc.*	4,050	58,442
Tupperware Brands Corp.	2,700	145,098
Whirlpool Corp.(1)	2,550	127,271

		1,347,986

Internet & Catalog Retail — 1.2%
Amazon.com, Inc.*	14,130	3,055,330
Expedia, Inc.	6,240	160,680
Liberty Media Corp.- Interactive — Class A*	18,350	271,029
Netflix, Inc.*(1)	1,580	178,793
Priceline.com, Inc.*	2,030	912,404

		4,578,236

Leisure Equipment & Products — 0.1%
Hasbro, Inc.	6,190	201,856
Mattel, Inc.	10,650	275,728
Polaris Industries, Inc.	2,000	99,940

		577,524

Media — 3.2%
AMC Networks, Inc.*	1,685	53,836
Cablevision Systems New York Group — Class A(1)	6,740	106,020
CBS Corp. — Class B	18,200	370,916
Central European Media Enterprises, Ltd. - Class A*(1)	160	1,250
Charter Communications, Inc. — Class A*	1,900	88,996
Clear Channel Outdoor Holdings, Inc. - Class A*	500	4,680
Comcast Corp. — Class A	84,180	1,759,362
DIRECTV — Class A*	29,190	1,233,277
Discovery Communications, Inc. — Class A*	9,400	353,628
DISH Network Corp.*	9,080	227,545
DreamWorks Animation SKG, Inc. — Class A*	2,290	41,632
Gannett Co., Inc.	6,290	59,944
John Wiley & Sons, Inc. — Class A	2,100	93,282
Lamar Advertising Co. — Class A*	2,400	40,872
Liberty Global, Inc. — Class A*	11,020	398,704
Liberty Media Corp. — Capital Class A*	2,460	162,655
Liberty Media Corp. — Series A*	776	49,322
Madison Square Garden, Inc.*	87	1,984
Morningstar, Inc.	1,100	62,084
News Corp. — Class A(1)	58,630	907,006

1

Wilmington Funds — Multi-Manager Funds
Large-Cap Strategy Fund
     Investments / September 30, 2011 (Unaudited) — continued

	Shares	Value
Omnicom Group, Inc.	10,390	$382,768
Regal Entertainment Group — Class A(1)	770	9,040
Scripps Networks Interactive, Inc. — Class A	5,380	199,975
Sirius XM Radio, Inc.*(1)	168,900	255,039
The Interpublic Group of Cos., Inc.	15,320	110,304
The McGraw-Hill Cos., Inc.(1)	11,340	464,940
The Walt Disney Co.	50,046	1,509,387
The Washington Post Co. — Class B(1)	140	45,776
Thomson Reuters Corp.	12,100	327,184
Time Warner Cable, Inc.	12,924	809,947
Time Warner, Inc.	27,196	815,064
Viacom, Inc. — Class B	22,620	876,299
Virgin Media, Inc.	10,170	247,639

		12,070,357

Multiline Retail — 0.8%
Big Lots, Inc.*	1,324	46,115
Dollar General Corp.*(1)	4,000	151,040
Dollar Tree, Inc.*	4,381	329,057
Family Dollar Stores, Inc.	4,826	245,450
J.C. Penney Co., Inc.(1)	4,930	132,025
Kohl’s Corp.	10,010	491,491
Macy’s, Inc.	12,180	320,578
Nordstrom, Inc.(1)	5,880	268,598
Sears Holdings Corp.*(1)	1,270	73,050
Target Corp.	19,260	944,511

		3,001,915

Specialty Retail — 2.2%
Aaron’s, Inc.	4,300	108,575
Abercrombie & Fitch Co. — Class A(1)	2,400	147,744
Advance Auto Parts, Inc.	2,150	124,915
American Eagle Outfitters, Inc.	8,550	100,206
AutoNation, Inc.*	580	19,012
AutoZone, Inc.*(1)	860	274,503
Bed Bath & Beyond, Inc.*	10,290	589,720
Best Buy Co., Inc.(1)	8,980	209,234
Carmax, Inc.*	4,300	102,555
Chico’s FAS, Inc.	8,990	102,756
Dick’s Sporting Goods, Inc.*	5,100	170,646
Foot Locker, Inc.	4,930	99,044
GameStop Corp. — Class A*(1)	4,920	113,652
Guess?, Inc.	1,160	33,048
Limited Brands, Inc.	11,350	437,088
Lowe’s Cos., Inc.	33,000	638,220
O’Reilly Automotive, Inc.*	5,800	386,454
PetSmart, Inc.	3,860	164,629
RadioShack Corp.	3,660	42,529
Ross Stores, Inc.	3,840	302,170
Sally Beauty Holdings, Inc.*	7,000	116,200
Signet Jewelers, Ltd.	1,420	47,996
Staples, Inc.	22,910	304,703
The Gap, Inc.(1)	12,690	206,086
The Home Depot, Inc.	52,640	1,730,277
The TJX Cos., Inc.	14,170	786,010
Tiffany & Co.	4,890	297,410
Tractor Supply Co.	2,800	175,140
Ulta Salon Cosmetics & Fragrance, Inc.*	1,700	105,791
Urban Outfitters, Inc.*	5,660	126,331
Williams-Sonoma, Inc.	3,640	112,076

		8,174,720

Textiles, Apparel & Luxury Goods — 0.8%
Coach, Inc.	11,650	603,819
Deckers Outdoor Corp.*	1,300	121,238
Fossil, Inc.*	2,400	194,544
Hanesbrands, Inc.*(1)	3,860	96,539
Nike, Inc. — Class B	13,660	1,168,067
PVH Corp.	1,580	92,019
Ralph Lauren Corp.(1)	2,600	337,220
Under Armour, Inc. — Class A*(1)	1,500	99,615
V.F. Corp.	2,350	285,572

		2,998,633

Total Consumer Discretionary		46,425,394

Consumer Staples — 10.9%
Beverages — 2.7%
Brown-Forman Corp. — Class B	3,398	238,336
Coca- Cola Enterprises, Inc.	13,240	329,411
Constellation Brands, Inc. — Class A*	4,630	83,340
Dr Pepper Snapple Group, Inc.	6,750	261,765
Hansen Natural Corp.*	2,634	229,922
Molson Coors Brewing Co. — Class B	1,550	61,395
PepsiCo, Inc.	59,899	3,707,748
The Coca-Cola Co.	75,841	5,123,818

		10,035,735

Food & Staples Retailing — 2.2%
BJ’s Wholesale Club, Inc.*	1,000	51,240
Costco Wholesale Corp.	16,760	1,376,331
CVS Caremark Corp.	35,600	1,195,448
Safeway, Inc.(1)	6,550	108,926
SUPERVALU, Inc.(1)	3,900	25,974
SYSCO Corp.	22,190	574,721
The Kroger Co.	21,036	461,950
Wal-Mart Stores, Inc.	60,633	3,146,853
Walgreen Co.	34,420	1,132,074
Whole Foods Market, Inc.	5,570	363,777

		8,437,294

Food Products — 1.9%
Archer-Daniels-Midland Co.	15,240	378,104
Bunge, Ltd.	4,570	266,385
Campbell Soup Co.(1)	6,656	215,455
ConAgra Foods, Inc.	9,330	225,973
Corn Products International, Inc.	3,970	155,783
Dean Foods Co.*	6,660	59,074
Flowers Foods, Inc.(1)	6,225	121,139
General Mills, Inc.	17,784	684,150
Green Mountain Coffee Roasters, Inc.*(1)	5,340	496,300
H.J. Heinz Co.(1)	9,180	463,406
Hormel Foods Corp.(1)	3,460	93,489
Kellogg Co.	7,640	406,372
Kraft Foods, Inc. — Class A	45,587	1,530,811
McCormick & Co., Inc.(1)	5,030	232,185
Mead Johnson Nutrition Co. — Class A	6,750	464,602
Ralcorp Holdings, Inc.*	2,550	195,611
Sara Lee Corp.	18,000	294,300

2

Wilmington Funds — Multi-Manager Funds
Large-Cap Strategy Fund
     Investments / September 30, 2011 (Unaudited) — continued

	Shares	Value
Smithfield Foods, Inc.*	4,810	$93,795
The Hershey Co.	4,640	274,874
The J.M. Smucker Co.(1)	3,899	284,198
Tyson Foods, Inc. — Class A	6,100	105,896

		7,041,902

Household Products — 2.1%
Church & Dwight Co., Inc.	5,692	251,586
Colgate-Palmolive Co.	18,188	1,612,912
Energizer Holdings, Inc.*	2,290	152,148
Kimberly-Clark Corp.(1)	13,240	940,172
The Clorox Co.	1,968	130,538
The Procter & Gamble Co.	77,306	4,884,193

		7,971,549

Personal Products — 0.2%
Avon Products, Inc.	18,170	356,132
Estee Lauder Cos., Inc. — Class A	3,690	324,130
Herbalife, Ltd.	3,960	212,256

		892,518

Tobacco — 1.8%
Altria Group, Inc.	70,550	1,891,445
Lorillard, Inc.	4,740	524,718
Philip Morris International, Inc.	65,860	4,108,347
Reynolds American, Inc.	12,340	462,503

		6,987,013

Total Consumer Staples		41,366,011

Energy — 10.8%
Energy Equipment & Services — 2.0%
Atlas Energy, Inc.	4,300	—
Atwood Oceanics, Inc.*	2,650	91,054
Baker Hughes, Inc.	13,400	618,544
Cameron International Corp.*	9,680	402,107
CARBO Ceramics, Inc.	700	71,771
Core Laboratories N.V.	2,300	206,609
Diamond Offshore Drilling, Inc.(1)	1,440	78,826
Dresser-Rand Group, Inc.*(1)	2,070	83,897
FMC Technologies, Inc.*	7,760	291,776
Halliburton Co.	35,830	1,093,531
Helmerich & Payne, Inc.	3,080	125,048
McDermott International, Inc.*	5,080	54,661
Nabors Industries, Ltd.	7,430	91,092
National Oilwell Varco, Inc.	10,555	540,627
Oceaneering International, Inc.	5,080	179,527
Oil States International, Inc.*	2,660	135,447
Patterson-UTI Energy, Inc.	4,330	75,082
Rowan Cos., Inc.*	3,240	97,816
Schlumberger, Ltd.	52,584	3,140,842
SEACOR Holdings, Inc.	660	52,939
Superior Energy Services, Inc.*	2,740	71,898
Tidewater, Inc.	1,660	69,803
Unit Corp.*	220	8,122

		7,581,019

Oil, Gas & Consumable Fuels — 8.8%
Alpha Natural Resources, Inc.*(1)	7,134	126,200
Anadarko Petroleum Corp.	14,650	923,683
Apache Corp.	10,773	864,426
Arch Coal, Inc.	5,590	81,502
Brigham Exploration Co.*	3,900	98,514
Cabot Oil & Gas Corp.	4,420	273,642
Chesapeake Energy Corp.	16,500	421,575
Chevron Corp.	53,600	4,959,072
Cimarex Energy Co.(1)	2,850	158,745
Cobalt International Energy, Inc.*	800	6,168
Concho Resources, Inc.*	3,280	233,339
ConocoPhillips	38,160	2,416,291
Consol Energy, Inc.	10,050	340,997
Continental Resources, Inc.*	2,560	123,827
Denbury Resources, Inc.*	12,915	148,523
Devon Energy Corp.	10,200	565,488
El Paso Corp.	25,040	437,699
Energen Corp.	2,730	111,630
EOG Resources, Inc.	10,700	759,807
EQT Corp.	3,450	184,092
EXCO Resources, Inc.(1)	2,470	26,478
Exxon Mobil Corp.	173,483	12,600,070
Forest Oil Corp.*	3,600	51,840
Hess Corp.	7,190	377,187
HollyFrontier Corp.	9,040	237,029
KIinder Morgan, Inc.(1)	4,200	108,738
Marathon Oil Corp.	17,330	373,981
Marathon Petroleum Corp.	11,265	304,831
Murphy Oil Corp.	5,450	240,672
Newfield Exploration Co.*	4,260	169,079
Noble Energy, Inc.(1)	3,860	273,288
Occidental Petroleum Corp.	24,200	1,730,300
Peabody Energy Corp.	11,970	405,544
Pioneer Natural Resources Co.	3,720	244,664
Plains Exploration & Production Co.*	5,291	120,159
QEP Resources, Inc.	5,000	135,350
Quicksilver Resources, Inc.*	5,790	43,888
Range Resources Corp.	5,550	324,453
SandRidge Energy, Inc.*	15,730	87,459
SM Energy Co.	3,170	192,261
Southern Union Co.	2,010	81,546
Southwestern Energy Co.*	11,828	394,227
Spectra Energy Corp.(1)	20,200	495,506
Sunoco, Inc.(1)	3,700	114,737
Teekay Corp.	520	11,757
Tesoro Corp.*	2,340	45,560
The Williams Cos., Inc.	15,350	373,619
Ultra Petroleum Corp.*	5,500	152,460
Valero Energy Corp.	11,570	205,715
Whiting Petroleum Corp.*	3,700	129,796

		33,287,414

Total Energy		40,868,433

Financials — 12.2%
Capital Markets — 1.7%
Affiliated Managers Group, Inc.*	1,470	114,734
American Capital Ltd.*	11,200	76,384
Ameriprise Financial, Inc.	7,040	277,094
Ares Capital Corp.	7,500	103,275
BlackRock, Inc.	2,660	393,707
E*Trade Financial Corp.*	4,900	44,639
Eaton Vance Corp.(1)	5,970	132,952
Federated Investors, Inc.(1)	3,970	69,594
Franklin Resources, Inc.	5,980	571,927
Greenhill & Co., Inc.(1)	960	27,446
Invesco, Ltd.	13,070	202,716
Janus Capital Group, Inc.(1)	6,350	38,100
Jefferies Group, Inc.(1)	3,260	40,457
Lazard, Ltd. — Class A	3,950	83,345

3

Wilmington Funds — Multi-Manager Funds
Large-Cap Strategy Fund
     Investments / September 30, 2011 (Unaudited) — continued

	Shares	Value
Legg Mason, Inc.(1)	3,910	$100,526
Morgan Stanley	40,096	541,296
Northern Trust Corp.	4,880	170,702
Raymond James Financial, Inc.	2,010	52,180
SEI Investments Co.	6,540	100,585
State Street Corp.	12,520	402,643
T.Rowe Price Group, Inc.	10,380	495,853
TD Ameritrade Holding Corp.	5,650	83,083
The Bank of New York Mellon Corp.	31,570	586,886
The Charles Schwab Corp.(1)	41,470	467,367
The Goldman Sachs Group, Inc.	13,490	1,275,480
Waddell & Reed Financial, Inc. — Class A	2,740	68,527

		6,521,498

Commercial Banks — 2.0%
Associated Banc-Corp.	5,285	49,151
Bank of Hawaii Corp.	770	28,028
BB&T Corp.	17,290	368,796
BOK Financial Corp.(1)	320	15,005
CapitalSource, Inc.	4,820	29,595
CIT Group, Inc.*	6,300	191,331
City National Corp.	940	35,494
Comerica, Inc.	6,730	154,588
Commerce Bancshares, Inc.	3,776	131,216
Cullen/Frost Bankers, Inc.	1,440	66,038
East West Bancorp, Inc.	6,500	96,915
Fifth Third Bancorp	28,700	289,870
First Citizens BancShares, Inc. — Class A	50	7,177
First Horizon National Corp.	6,384	38,049
First Republic Bank*	3,000	69,480
Fulton Financial Corp.	7,410	56,686
Hancock Holding Co.	188	5,035
Huntington Bancshares, Inc.	21,541	103,397
KeyCorp.	31,770	188,396
M&T Bank Corp.(1)	1,010	70,599
PNC Financial Services Group, Inc.	13,060	629,361
Popular, Inc.*	42,000	63,000
Regions Financial Corp.	26,656	88,764
SunTrust Banks, Inc.	15,980	286,841
Synovus Financial Corp.(1)	15,640	16,735
TCF Financial Corp.(1)	4,310	39,480
U.S. Bancorp(1)	49,020	1,153,931
Valley National Bancorp(1)	5,355	56,709
Wells Fargo & Co.	131,205	3,164,665
Zions Bancorp	5,090	71,616

		7,565,948

Consumer Finance — 0.7%
American Express Co.	35,760	1,605,624
Capital One Financial Corp.(1)	11,700	463,671
Discover Financial Services	16,080	368,875
Green Dot Corp.*(1)	2,000	62,640
SLM Corp.	18,260	227,337

		2,728,147

Diversified Financial Services — 2.1%
Bank of America Corp.	263,690	1,613,783
CBOE Holdings, Inc.	500	12,235
Chinos Holdings, Inc.	3,800	—
Citigroup, Inc.	75,802	1,942,047
CME Group, Inc.	1,560	384,384
IntercontinentalExchange, Inc.*(1)	3,000	354,780
JPMorgan Chase & Co.	101,820	3,066,818
Leucadia National Corp.	5,070	114,988
Moody’s Corp.(1)	7,840	238,728
MSCI, Inc.*	5,620	170,455
NYSE Euronext, Inc.	3,320	77,157
The NASDAQ OMX Group, Inc.*	3,830	88,626

		8,064,001

Insurance — 3.2%
ACE, Ltd.	9,000	545,400
AFLAC, Inc.	12,450	435,127
Alleghany Corp.*	30	8,655
Allied World Assurance Co. Holdings Ltd.	930	49,950
American Financial Group, Inc.	3,800	118,066
American International Group, Inc.*	13,650	299,617
American International Group, Inc.	2,055	12,577
American National Insurance Co.	60	4,155
AON Corp.	9,950	417,701
Arch Capital Group, Ltd.	3,540	115,669
Arthur J. Gallagher & Co.	3,880	102,044
Aspen Insurance Holdings, Ltd.	3,790	87,322
Assurant, Inc.	2,530	90,574
Assured Guaranty, Ltd.	6,100	67,039
AXIS Capital Holdings, Ltd.	3,280	85,083
Berkshire Hathaway, Inc.*	44,606	3,168,810
Brown & Brown, Inc.	2,170	38,626
Chubb Corp.(1)	8,450	506,915
Cincinnati Financial Corp.(1)	4,606	121,276
CNA Financial Corp.	1,050	23,594
Endurance Specialty Holdings, Ltd.	200	6,830
Erie Indemnity Co. — Class A	270	19,219
Everest Re Group, Ltd.	1,770	140,503
Fidelity National Financial, Inc. — Class A	13,920	211,306
Genworth Financial, Inc. — Class A*	8,760	50,282
Hartford Financial Services Group, Inc.(1)	12,090	195,133
HCC Insurance Holdings, Inc.	5,470	147,963
Kemper Corp.	370	8,865
Lincoln National Corp.	10,070	157,394
Loews Corp.	5,290	182,769
Markel Corp.*	180	64,283
Marsh & McLennan Cos., Inc.	17,140	454,896
MBIA, Inc.*(1)	8,950	65,067
Mercury General Corp.	370	14,190
MetLife, Inc.	20,801	582,636
Old Republic International Corp.	6,600	58,872
OneBeacon Insurance Group, Ltd. — Class A	100	1,364
PartnerRe, Ltd.	2,170	113,426
Protective Life Corp.	1,130	17,662
Prudential Financial, Inc.	12,330	577,784
Reinsurance Group of America, Inc.	1,690	77,656
RenaissanceRe Holdings, Ltd.	2,920	186,296
StanCorp Financial Group, Inc.	2,140	59,000
The Allstate Corp.	10,580	250,640
The Hanover Insurance Group, Inc.	2,800	99,400
The Principal Financial Group, Inc.	10,390	235,541

4

Wilmington Funds — Multi-Manager Funds
Large-Cap Strategy Fund
     Investments / September 30, 2011 (Unaudited) — continued

	Shares	Value
The Progressive Corp.	18,380	$326,429
The Travelers Cos., Inc.	9,380	457,087
Torchmark Corp.	2,730	95,168
TransAtlantic Holdings, Inc.	1,620	78,602
Unum Group(1)	10,710	224,482
Validus Holdings, Ltd.	3,370	83,980
W.R. Berkley Corp.(1)	3,580	106,290
White Mountains Insurance Group, Ltd.	360	146,070
XL Group PLC	6,420	120,696

		11,915,981

Real Estate Investment Trusts — 2.2%
Alexandria Real Estate Equities, Inc.	1,840	112,958
American Capital Agency Corp.	2,700	73,170
Annaly Mortgage Management, Inc.	18,050	300,171
Apartment Investment & Management Co. - Class A	3,970	87,816
AvalonBay Communities, Inc.	2,622	299,039
Boston Properties, Inc.	5,650	503,415
Brandywine Realty Trust	1,130	9,051
BRE Properties, Inc.	1,100	46,574
Camden Property Trust	1,970	108,862
Chimera Investment Corp.	40,700	112,739
CommonWealth REIT	3,742	70,986
Corporate Office Properties Trust	1,820	39,640
DDR Corp.	2,800	30,520
Digital Realty Trust, Inc.(1)	2,660	146,726
Douglas Emmett, Inc.(1)	4,410	75,411
Duke Realty Corp.	6,310	66,255
Equity Residential	7,350	381,244
Essex Property Trust, Inc.(1)	1,050	126,042
Federal Realty Investment Trust	2,570	211,794
General Growth Properties, Inc.	16,243	196,540
Health Care Property Investors, Inc.(1)	11,070	388,114
Health Care REIT, Inc.(1)	4,220	197,496
Hospitality Properties Trust	4,650	98,720
Host Hotels & Resorts, Inc.	18,240	199,546
Kimco Realty Corp.(1)	6,880	103,406
Liberty Property Trust(1)	1,340	39,007
Mack-Cali Realty Corp.	2,630	70,353
Piedmont Office Realty Trust, Inc. Class A	3,300	53,361
Plum Creek Timber Co., Inc.(1)	6,010	208,607
ProLogis, Inc.	9,810	237,893
Public Storage	5,560	619,106
Rayonier, Inc.	3,915	144,033
Realty Income Corp.	3,910	126,058
Regency Centers Corp.	2,060	72,780
Senior Housing Properties Trust	3,140	67,636
Simon Property Group, Inc.	10,933	1,202,411
SL Green Realty Corp.	1,990	115,719
Taubman Centers, Inc.	1,850	93,074
The Macerich Co.(1)	2,510	107,001
UDR, Inc.	3,980	88,117
Ventas, Inc.(1)	9,266	457,740
Vornado Realty Trust	5,573	415,857
Weingarten Realty, Inc.(1)	3,560	75,365
Weyerhaeuser Co.(1)	14,010	217,856

		8,398,209

Real Estate Management & Development — 0.1%
CB Richard Ellis Group, Inc. — Class A*	8,910	119,928
Forest City Enterprises, Inc. — Class A*	3,200	34,112
Jones Lang LaSalle, Inc.	1,770	91,704
The Howard Hughes Corp.*	658	27,702
The St. Joe Co.*(1)	2,820	42,272

		315,718

Thrifts & Mortgage Finance — 0.2%
Capital Federal Financial	9,488	100,193
First Niagara Financial Group, Inc.	10,430	95,434
Hudson City Bancorp, Inc.	23,632	133,757
New York Community Bancorp, Inc.(1)	9,640	114,716
People’s United Financial, Inc.	13,643	155,530
TFS Financial Corp.*	250	2,033
Washington Federal, Inc.	4,670	59,496

		661,159

Total Financials		46,170,661

Health Care — 11.8%
Biotechnology — 1.7%
Alexion Pharmaceuticals, Inc.*	6,740	431,764
Amgen, Inc.	24,984	1,372,871
Amylin Pharmaceuticals, Inc.*	4,380	40,427
Biogen Idec, Inc.*	9,400	875,610
BioMarin Pharmaceutical, Inc.*	5,300	168,911
Celgene Corp.*	17,583	1,088,739
Cephalon, Inc.*(1)	1,753	141,467
Dendreon Corp.*(1)	1,960	17,640
Gilead Sciences, Inc.*	30,127	1,168,928
Human Genome Sciences, Inc.*	5,500	69,795
Myriad Genetics, Inc.*	2,310	43,289
Pharmasset, Inc.*	3,400	280,058
Regeneron Pharmaceuticals, Inc.*	3,000	174,600
United Therapeutics Corp.*	3,240	121,468
Vertex Pharmaceuticals, Inc.*	6,583	293,207

		6,288,774

Health Care Equipment & Supplies — 2.1%
Alere, Inc.*(1)	2,650	52,073
Baxter International, Inc.	21,050	1,181,747
Becton, Dickinson & Co.	8,160	598,291
Boston Scientific Corp.*(1)	42,200	249,402
C.R. Bard, Inc.	3,380	295,885
CareFusion Corp.*	4,900	117,355
Covidien PLC	17,400	767,340
DENTSPLY International, Inc.	3,670	112,632
Edwards Lifesciences Corp.*(1)	4,986	355,402
Gen-Probe, Inc.*(1)	1,610	92,173
Hill-Rom Holdings, Inc.	2,260	67,845
Hologic, Inc.*	8,040	122,288
IDEXX Laboratories, Inc.*	1,790	123,456
Intuitive Surgical, Inc.*	1,500	546,420
Kinetic Concepts, Inc.*(1)	2,040	134,416
Medtronic, Inc.	38,560	1,281,735
ResMed, Inc.*(1)	4,620	133,010
Sirona Dental Systems, Inc.*	1,900	80,579
St. Jude Medical, Inc.	12,570	454,908

5

Wilmington Funds — Multi-Manager Funds
Large-Cap Strategy Fund
     Investments / September 30, 2011 (Unaudited) — continued

	Shares	Value
Stryker Corp.	11,900	$560,847
Teleflex, Inc.	1,160	62,373
The Cooper Cos., Inc.	2,050	162,258
Thoratec Corp.*	2,100	68,544
Varian Medical Systems, Inc.*(1)	4,050	211,248
Zimmer Holdings, Inc.*	5,910	316,185

		8,148,412

Health Care Providers & Services — 2.2%
Aetna, Inc.	9,220	335,147
AMERIGROUP Corp.*(1)	1,700	66,317
AmerisourceBergen Corp.	10,570	393,944
Brookdale Senior Living, Inc.*	470	5,894
Cardinal Health, Inc.	12,730	533,132
Catalyst Health Solutions, Inc.*	1,800	103,842
CIGNA Corp.	7,890	330,907
Community Health Systems, Inc.*	4,390	73,050
Coventry Health Care, Inc.*	3,890	112,071
DaVita, Inc.*	3,294	206,435
Express Scripts, Inc.*	18,900	700,623
HCA Holdings, Inc.*	5,500	110,880
Health Management Associates, Inc. — Class A*	3,700	25,604
Health Net, Inc.*(1)	3,720	88,201
Henry Schein, Inc.*	3,760	233,158
Humana, Inc.	4,970	361,468
Laboratory Corp. of America Holdings*	3,110	245,845
LifePoint Hospitals, Inc.*	2,330	85,371
Lincare Holdings, Inc.	3,870	87,075
McKesson Corp.	9,470	688,469
Medco Health Solutions, Inc.*	15,340	719,292
MEDNAX, Inc.*	1,370	85,817
Omnicare, Inc.(1)	1,959	49,817
Patterson Cos., Inc.	4,270	122,250
Quest Diagnostics, Inc.	4,650	229,524
Tenet Healthcare Corp.*	9,700	40,061
UnitedHealth Group, Inc.	29,570	1,363,768
Universal Health Services, Inc. — Class B	3,380	114,920
VCA Antech, Inc.*	4,970	79,421
WellPoint, Inc.	10,110	659,981

		8,252,284

Health Care Technology — 0.1%
Allscripts Healthcare Solutions, Inc.*(1)	4,700	84,694
Cerner Corp.*(1)	4,820	330,266
Emdeon, Inc. — Class A*	150	2,819
SXC Health Solutions Corp*	3,100	172,670

		590,449

Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.*	14,490	452,813
Bio-Rad Laboratories, Inc. — Class A*	890	80,785
Charles River Laboratories International, Inc.*	1,920	54,950
Covance, Inc.*	2,740	124,533
Illumina, Inc.*(1)	4,400	180,048
Life Technologies Corp.*	5,031	193,341
Mettler-Toledo International, Inc.*	920	128,763
PerkinElmer, Inc.	3,470	66,659
Pharmaceutical Product Development, Inc.	3,060	78,520
QIAGEN N.V.	5,600	77,448
Techne Corp.	1,731	117,725
Thermo Fisher Scientific, Inc.*	10,220	517,541
Waters Corp.*	4,210	317,813

		2,390,939

Pharmaceuticals — 5.1%
Abbott Laboratories	55,709	2,848,958
Allergan, Inc.	11,740	967,141
Bristol-Myers Squibb Co.(1)	50,100	1,572,138
Eli Lilly & Co.	29,590	1,093,942
Endo Pharmaceuticals Holdings, Inc.*	3,410	95,446
Forest Laboratories, Inc.*	8,330	256,481
Hospira, Inc.*	7,670	283,790
Johnson & Johnson	77,620	4,945,170
Merck & Co., Inc.	77,146	2,523,446
Mylan Laboratories, Inc.*	18,230	309,910
Perrigo Co.(1)	3,160	306,868
Pfizer, Inc.	202,807	3,585,628
Sanofi*	8,520	9,031
Valeant Pharmaceuticals International, Inc.	2	74
Warner Chilcott PLC — Class A	7,500	107,250
Watson Pharmaceuticals, Inc.*	3,920	267,540

		19,172,813

Total Health Care		44,843,671

Industrials — 10.7%
Aerospace & Defense — 2.7%
Alliant Techsystems, Inc.	1,020	55,600
BE Aerospace, Inc.*	2,900	96,019
General Dynamics Corp.	8,710	495,512
Goodrich Corp.	3,530	426,000
Honeywell International, Inc.	30,670	1,346,720
Huntington Ingalls Industries, Inc.*	1,645	40,023
ITT Corp.	5,070	212,940
L-3 Communications Holdings, Inc.	3,110	192,727
Lockheed Martin Corp.	10,450	759,088
Northrop Grumman Corp.	7,270	379,203
Precision Castparts Corp.	5,690	884,567
Raytheon Co.	10,120	413,604
Rockwell Collins, Inc.(1)	6,570	346,633
Spirit Aerosystems Holdings, Inc. — Class A*	1,940	30,943
Textron, Inc.	6,370	112,367
The Boeing Co.	27,790	1,681,573
TransDigm Group, Inc.*	1,290	105,354
United Technologies Corp.	34,760	2,445,714

		10,024,587

Air Freight & Logistics — 0.8%
C.H. Robinson Worldwide, Inc.	7,084	485,041
Expeditors International Washington, Inc.	7,780	315,479
FedEx Corp.	8,160	552,269
United Parcel Service, Inc. — Class B	28,750	1,815,563
UTi Worldwide, Inc.	400	5,216

		3,173,568

6

Wilmington Funds — Multi-Manager Funds
Large-Cap Strategy Fund
     Investments / September 30, 2011 (Unaudited) — continued

	Shares	Value
Airlines — 0.2%
AMR Corp.*(1)	6,540	$19,358
Copa Holdings SA	720	44,114
Delta Airlines Co.*	28,820	216,150
Southwest Airlines Co.	20,930	168,277
United Continental Holdings, Inc.*	9,933	192,502

		640,401

Building Products — 0.0%
Armstrong World Industries, Inc.	40	1,378
Lennox International, Inc.	1,490	38,412
Masco Corp.	9,130	65,006
Owens Corning, Inc.*	3,190	69,159

		173,955

Commercial Services & Supplies — 0.6%
Avery Dennison Corp.	2,710	67,967
Cintas Corp.	6,220	175,031
Copart, Inc.*	4,740	185,429
Corrections Corp. of America*	3,600	81,684
Covanta Holding Corp.	6,310	95,849
Iron Mountain, Inc.(1)	8,080	255,490
KAR Auction Services, Inc.*	6,800	82,348
Pitney Bowes, Inc.(1)	2,430	45,684
R.R. Donnelley & Sons Co.	6,570	92,768
Republic Services, Inc.	6,840	191,930
Stericycle, Inc.*	2,852	230,213
Waste Connections, Inc.	5,175	175,019
Waste Management, Inc.(1)	12,940	421,326

		2,100,738

Construction & Engineering — 0.2%
Aecom Technology Corp.*	1,800	31,806
Chicago Bridge & Iron Co. NV NY Registered Shares	1,600	45,808
Fluor Corp.	7,570	352,383
Jacobs Engineering Group, Inc.*	3,550	114,630
KBR, Inc.	5,170	122,167
Quanta Services, Inc.*	5,010	94,138
The Shaw Group, Inc.*	2,340	50,872
URS Corp.*	3,020	89,573

		901,377

Electrical Equipment — 0.7%
AMETEK, Inc.	4,520	149,024
Babcock & Wilcox Co.*	2,940	57,477
Cooper Industries PLC	5,200	239,824
Emerson Electric Co.	28,990	1,197,577
General Cable Corp.*(1)	960	22,416
GrafTech International, Ltd.*	5,400	68,580
Hubbell, Inc. — Class B	1,590	78,769
Polypore International, Inc.*	1,700	96,084
Regal-Beloit Corp.	600	27,228
Rockwell Automation, Inc.	4,620	258,720
Roper Industries, Inc.	3,210	221,201
Thomas & Betts Corp.*	730	29,134

		2,446,034

Industrial Conglomerates — 2.0%
3M Co.	26,510	1,903,153
Carlisle Cos., Inc.	1,890	60,253
Danaher Corp.	21,480	900,871
General Electric Co.	275,820	4,203,497
Tyco International, Ltd.	14,200	578,650

		7,646,424

Machinery — 2.3%
AGCO Corp.*	2,760	95,413
Caterpillar, Inc.	25,200	1,860,768
CNH Global NV	2,000	52,480
Crane Co.	2,450	87,441
Cummins, Inc.(1)	8,020	654,913
Deere & Co.	16,550	1,068,633
Donaldson Co., Inc.	2,430	133,164
Dover Corp.	7,760	361,616
Eaton Corp.	11,100	394,050
Flowserve Corp.	2,040	150,960
Gardner Denver, Inc.	3,030	192,556
Graco, Inc.	2,140	73,060
Harsco Corp.	1,810	35,096
IDEX Corp.	2,120	66,059
Illinois Tool Works, Inc.	17,600	732,160
Ingersoll-Rand PLC	11,700	328,653
Joy Global, Inc.(1)	3,280	204,606
Kennametal, Inc.	2,650	86,761
Lincoln Electric Holdings, Inc.	2,600	75,426
Navistar International Corp.*	1,680	53,962
Nordson Corp.	2,100	83,454
Oshkosh Corp.*(1)	2,890	45,489
PACCAR, Inc.(1)	14,190	479,906
Pall Corp.	3,170	134,408
Parker Hannifin Corp.	4,500	284,085
Pentair, Inc.	2,320	74,263
Snap-On, Inc.	1,780	79,032
SPX Corp.	1,230	55,731
Stanley Black & Decker, Inc.	4,520	221,932
Terex Corp.*(1)	2,030	20,828
The Manitowoc Co., Inc.	3,910	26,236
The Toro Co.	1,570	77,354
Timken Co.	2,400	78,768
Trinity Industries, Inc.	1,080	23,123
Valmont Industries, Inc.(1)	1,060	82,616
WABCO Holdings, Inc.*	3,650	138,189
Wabtec Corp.	910	48,112

		8,661,303

Marine — 0.0%
Alexander & Baldwin, Inc.	260	9,498
Kirby Corp.*	1,500	78,960

		88,458

Professional Services — 0.2%
Equifax, Inc.	4,060	124,804
IHS, Inc. — Class A*	2,140	160,094
Manpower, Inc.	1,860	62,533
Robert Half International, Inc.(1)	4,810	102,068
The Dun & Bradstreet Corp.	1,830	112,106
Towers Watson & Co. — Class A	800	47,824
Verisk Analytics, Inc.*	4,700	163,419

		772,848

Road & Rail — 0.8%
Con-way, Inc.	1,840	40,719
CSX Corp.	43,300	808,411
Hertz Global Holdings, Inc.*	8,050	71,645
JB Hunt Transport Services, Inc.	4,580	165,430
Kansas City Southern Industries, Inc.*	2,800	139,888
Landstar System, Inc.	1,590	62,901
Norfolk Southern Corp.	9,860	601,657

7

Wilmington Funds — Multi-Manager Funds
Large-Cap Strategy Fund
     Investments / September 30, 2011 (Unaudited) — continued

	Shares	Value
Ryder System, Inc.	1,640	$61,516
Union Pacific Corp.	14,460	1,180,948

		3,133,115

Trading Companies & Distributors — 0.2%
Fastenal Co.(1)	11,860	394,701
GATX Corp.	290	8,987
MSC Industrial Direct Co., Inc. — Class A	1,390	78,479
W.W. Grainger, Inc.(1)	2,010	300,576
WESCO International, Inc.*	380	12,749

		795,492

Total Industrials		40,558,300

Information Technology — 20.8%
Communications Equipment — 1.9%
Acme Packet, Inc.*	1,600	68,144
Brocade Communications Systems, Inc.*	8,790	37,973
Ciena Corp.*(1)	4,740	53,088
Cisco Systems, Inc.	143,520	2,223,125
EchoStar Corp. — Class A*	270	6,105
F5 Networks, Inc.*	3,710	263,595
Harris Corp.(1)	5,040	172,217
JDS Uniphase Corp.*	5,850	58,324
Juniper Networks, Inc.*	22,440	387,314
Motorola Mobility Holdings, inc.*	3,942	148,929
Motorola Solutions, Inc.	7,790	326,401
Polycom, Inc.*	8,400	154,308
QUALCOMM, Inc.	64,500	3,136,635
Riverbed Technology, Inc.*	4,200	83,832
Tellabs, Inc.	1,800	7,722

		7,127,712

Computers & Peripherals — 5.0%
Apple, Inc.*	35,740	13,623,373
Dell, Inc.*	60,150	851,123
Diebold, Inc.	3,073	84,538
EMC Corp.*	79,570	1,670,174
Hewlett-Packard Co.	56,490	1,268,200
Lexmark International, Inc. — Class A*	2,230	60,277
NCR Corp.*	5,320	89,855
NetApp, Inc.*	15,343	520,741
QLogic Corp.*	4,890	62,005
SanDisk Corp.*	8,450	340,958
Western Digital Corp.*	7,280	187,242

		18,758,486

Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp. — Class A	7,450	303,736
Arrow Electronics, Inc.*	3,540	98,341
Avnet, Inc.*	4,960	129,357
AVX Corp.	200	2,374
Corning, Inc.	40,840	504,782
Dolby Laboratories, Inc.*(1)	1,350	37,044
FLIR Systems, Inc.(1)	8,290	207,664
Ingram Micro, Inc. — Class A*	4,200	67,746
Itron, Inc.*	2,270	66,965
Jabil Circuit, Inc.	9,340	166,159
Molex, Inc.(1)	3,650	74,351
National Instruments Corp.	2,880	65,837
Tech Data Corp.*	1,700	73,491
Trimble Navigation, Ltd.*	3,850	129,168
Vishay Intertechnology, Inc.*	2,370	19,813

		1,946,828

Internet Software & Services — 1.9%
Akamai Technologies, Inc.*	7,750	154,070
AOL, Inc.*(1)	3,431	41,172
eBay, Inc.*	35,620	1,050,434
Equinix, Inc.*(1)	1,990	176,772
Google, Inc. — Class A*	9,785	5,033,208
IAC/InterActiveCorp.*	3,530	139,611
Monster Worldwide, Inc.*	6,120	43,942
Rackspace Hosting, Inc.*(1)	2,800	95,592
VeriSign, Inc.	3,950	113,010
VistaPrint NV(1)	600	16,218
WebMD Health Corp.*	2,353	70,943
Yahoo!, Inc.*	33,370	439,149

		7,374,121

IT Services — 4.4%
Accenture PLC — Class A	24,900	1,311,732
Alliance Data Systems Corp.*(1)	2,090	193,743
Amdocs, Ltd.	2,720	73,766
Automatic Data Processing, Inc.	19,430	916,124
Broadridge Financial Solutions, Inc.	3,630	73,108
Cognizant Technology Solutions Corp. - Class A*	12,070	756,789
Computer Sciences Corp.	5,600	150,360
CoreLogic, Inc.*	5,980	63,807
DST Systems, Inc.	170	7,451
Fidelity National Information Services, Inc.	7,643	185,878
Fiserv, Inc.*	5,430	275,681
FleetCor Technologies, Inc.*	600	15,756
Gartner, Inc.*	4,500	156,915
Genpact, Ltd.	400	5,756
Global Payments, Inc.	3,250	131,268
International Business Machines Corp.	46,680	8,170,400
Lender Processing Services, Inc.	4,070	55,718
Mastercard, Inc. — Class A	4,280	1,357,445
NeuStar, Inc. — Class A*	3,350	84,219
Paychex, Inc.	9,570	252,361
SAIC, Inc.*	12,600	148,806
Teradata Corp.*	5,770	308,868
The Western Union Co.	25,190	385,155
Total System Services, Inc.	4,520	76,524
VeriFone Holdings, Inc.*	2,600	91,052
Visa, Inc. — Class A	16,030	1,374,092

		16,622,774

Office Electronics — 0.1%
Xerox Corp.	29,060	202,548
Zebra Technologies Corp. — Class A*	350	10,829

		213,377

Semiconductors & Semiconductor Equipment — 2.5%
Advanced Micro Devices, Inc.*	26,650	135,382
Altera Corp.	13,530	426,601
Analog Devices, Inc.	11,720	366,250
Applied Materials, Inc.	31,580	326,853
Atmel Corp.*	11,220	90,545
Avago Technologies, Ltd.	8,700	285,099
Broadcom Corp. — Class A*	21,030	700,089

8

Wilmington Funds — Multi-Manager Funds
Large-Cap Strategy Fund
     Investments / September 30, 2011 (Unaudited) — continued

	Shares	Value
Cree, Inc.*(1)	3,930	$102,101
Cypress Semiconductor Corp.*(1)	5,630	84,281
Fairchild Semiconductor International, Inc.*	1,810	19,548
First Solar, Inc.*(1)	3,380	213,650
Intel Corp.	138,470	2,953,565
International Rectifier Corp.*	410	7,634
Intersil Holding Corp. — Class A	900	9,261
KLA-Tencor Corp.	7,050	269,874
Lam Research Corp.*	6,110	232,058
Linear Technology Corp.	7,770	214,840
LSI Logic Corp.*	27,300	141,414
Marvell Technology Group, Ltd.	11,030	160,266
Maxim Integrated Products, Inc.	11,920	278,094
MEMC Electronic Materials, Inc.*(1)	6,540	34,270
Microchip Technology, Inc.(1)	7,240	225,236
Micron Technology, Inc.*	31,870	160,625
Novellus Systems, Inc.*	3,040	82,870
NVIDIA Corp.*	20,280	253,500
ON Semiconductor Corp.*	10,170	72,919
PMC-Sierra, Inc.*	7,550	45,149
Silicon Laboratories, Inc.*(1)	1,380	46,244
Skyworks Solutions, Inc.*	4,800	86,112
SunPower Corp. — Class A*(1)	91	736
Teradyne, Inc.*(1)	3,450	37,985
Texas Instruments, Inc.	41,050	1,093,982
Varian Semiconductor Equipment Associates, Inc.*	1,290	78,884
Xilinx, Inc.	12,000	329,280

		9,565,197

Software — 4.5%
Activision Blizzard, Inc.	8,770	104,363
Adobe Systems, Inc.*	17,780	429,743
ANSYS, Inc.*	2,280	111,811
Ariba, Inc.*	3,300	91,443
Autodesk, Inc.*	7,930	220,295
BMC Software, Inc.*	5,650	217,864
CA, Inc.	11,580	224,768
Cadence Design Systems, Inc.*(1)	12,310	113,744
Citrix Systems, Inc.*	7,630	416,064
Compuware Corp.*	1,080	8,273
Electronic Arts, Inc.*	13,460	275,257
FactSet Research Systems, Inc.	1,540	137,014
Fortinet, Inc.*	4,000	67,200
Informatica Corp.*	3,500	143,325
Intuit, Inc.	12,240	580,666
MICROS Systems, Inc.*	3,020	132,608
Microsoft Corp.	285,040	7,094,645
Nuance Communications, Inc.*	7,200	146,592
Oracle Corp.	148,400	4,265,016
Red Hat, Inc.*	6,330	267,506
Rovi Corp.*	5,050	217,049
Salesforce.com, Inc.*	5,520	630,826
Solera Holdings, Inc.	3,000	151,500
Symantec Corp.*	27,320	445,316
Synopsys, Inc.*	5,700	138,852
TIBCO Software, Inc.*	4,300	96,277
VMware, Inc.*(1)	3,710	298,210

		17,026,227

Total Information Technology		78,634,722

Materials — 4.0%
Chemicals — 2.5%
Air Products & Chemicals, Inc.	8,370	639,217
Airgas, Inc.	3,160	201,671
Albemarle Corp.	3,080	124,432
Ashland, Inc.	2,340	103,288
Cabot Corp.	2,560	63,437
Celanese Corp. — Series A	7,770	252,758
CF Industries Holdings, Inc.	1,623	200,262
Cytec Industries, Inc.	980	34,437
E.I. DuPont de Nemours & Co.	36,530	1,460,104
Eastman Chemical Co.	3,100	212,443
Ecolab, Inc.	8,930	436,588
FMC Corp.	1,830	126,563
Huntsman Corp.	7,270	70,301
International Flavors & Fragrances, Inc.	3,800	213,636
Intrepid Potash, Inc.*(1)	100	2,487
LyondellBasell Industries NV — Class A	9,200	224,756
Monsanto Co.	20,950	1,257,838
Nalco Holding Co.	3,260	114,035
PPG Industries, Inc.	5,620	397,109
Praxair, Inc.	11,950	1,117,086
Rockwood Holdings, Inc.*	2,000	67,380
RPM International, Inc.	3,760	70,312
Sigma-Aldrich Corp.	5,290	326,869
Solutia, Inc.*	4,900	62,965
The Dow Chemical Co.	31,350	704,121
The Mosaic Co.	11,150	546,015
The Scotts Miracle — Gro Co. — Class A(1)	1,470	65,562
The Sherwin-Williams Co.	2,858	212,407
The Valspar Corp.	1,520	47,439
WR Grace & Co.*	2,500	83,250

		9,438,768

Construction Materials — 0.0%
Martin Marietta Materials Corp.(1)	1,390	87,876
Vulcan Materials Co.(1)	3,300	90,948

		178,824

Containers & Packaging — 0.3%
AptarGroup, Inc.	580	25,909
Ball Corp.	8,000	248,160
Bemis Co., Inc.(1)	2,840	83,240
Crown Holdings, Inc.*	4,340	132,847
Greif, Inc. — Class A	270	11,580
Owens-Illinois, Inc.*	7,280	110,074
Packaging Corp. of America	2,850	66,405
Rock-Tenn Co. — Class A	2,000	97,360
Sealed Air Corp.	3,900	65,130
Silgan Holdings, Inc.	1,900	69,806
Sonoco Products Co.(1)	3,610	101,910
Temple-Inland, Inc.	3,000	94,110

		1,106,531

Metals & Mining — 1.1%
AK Steel Holding Corp.(1)	2,670	17,462
Alcoa, Inc.	22,900	219,153
Allegheny Technologies, Inc.	2,650	98,024
Allied Nevada Gold Corp.*	3,300	118,173
Carpenter Technology Corp.(1)	3,080	138,261
Cliffs Natural Resources, Inc.(1)	6,640	339,769

9

Wilmington Funds — Multi-Manager Funds
Large-Cap Strategy Fund
     Investments / September 30, 2011 (Unaudited) — continued

	Shares	Value
Commercial Metals Co.	870	$8,274
Compass Minerals International, Inc.	900	60,102
Freeport-McMoRan Copper & Gold, Inc.	37,260	1,134,567
Molycorp, Inc.*(1)	1,900	62,453
Newmont Mining Corp.	13,170	828,393
Nucor Corp.	8,950	283,178
Reliance Steel & Aluminum Co.	2,950	100,329
Royal Gold, Inc.	2,400	153,744
Schnitzer Steel Industries, Inc. — Class A	140	5,152
Southern Copper Corp.	5,810	145,192
Steel Dynamics, Inc.	5,700	56,544
Titanium Metals Corp.(1)	3,351	50,198
United States Steel Corp.(1)	1,720	37,857
Walter Industries, Inc.	1,950	117,019

		3,973,844

Paper & Forest Products — 0.1%
Domtar Corp.	1,800	122,706
International Paper Co.	10,540	245,055
MeadWestvaco Corp.	4,680	114,941

		482,702

Total Materials		15,180,669

Telecommunication Services — 2.7%
Diversified Telecommunication Services — 2.2%
AT&T, Inc.	152,157	4,339,518
CenturyLink, Inc.(1)	14,819	490,805
Frontier Communications Corp.(1)	15,142	92,517
Level 3 Communications, Inc.*(1)	31,020	46,220
TW Telecom, Inc.*	4,100	67,732
Verizon Communications, Inc.	83,120	3,058,816
Windstream Corp.(1)	16,800	195,888

		8,291,496

Wireless Telecommunication Services — 0.5%
American Tower Corp. — Class A*	15,410	829,058
Clearwire Corp. — Class A*(1)	8,700	20,271
Crown Castle International Corp.*(1)	10,040	408,327
MetroPCS Communications, Inc.*	4,930	42,940
NII Holdings, Inc.*	5,590	150,650
SBA Communications Corp. — Class A*	3,210	110,681
Sprint Nextel Corp.*	93,840	285,274
Telephone & Data Systems, Inc.(1)	2,230	47,387
United States Cellular Corp.*	90	3,569

		1,898,157

Total Telecommunication Services		10,189,653

Utilities — 3.5%
Electric Utilities — 1.8%
American Electric Power Co., Inc.	16,190	615,544
DPL, Inc.	630	18,988
Duke Energy Corp.	43,600	871,564
Edison International	11,020	421,515
Entergy Corp.	4,770	316,203
Exelon Corp.(1)	16,970	723,092
FirstEnergy Corp.(1)	13,826	620,926
Great Plains Energy, Inc.(1)	1,020	19,686
Hawaiian Electric Industries, Inc.	2,710	65,799
ITC Holdings Corp.	1,320	102,208
NextEra Energy, Inc.	9,540	515,351
Northeast Utilities(1)	4,310	145,031
NV Energy, Inc.	5,880	86,495
Pepco Holdings, Inc.(1)	12,150	229,878
Pinnacle West Capital Corp.	3,200	137,408
PPL Corp.	15,200	433,808
Progress Energy, Inc.	7,320	378,590
Southern Co.	26,081	1,105,052
Westar Energy, Inc.(1)	2,960	78,203

		6,885,341

Gas Utilities — 0.2%
AGL Resources, Inc.	2,820	114,887
Atmos Energy Corp.	2,610	84,695
National Fuel Gas Co.	2,410	117,319
ONEOK, Inc.(1)	2,580	170,383
Questar Corp.	11,500	203,665
UGI Corp.	1,890	49,650

		740,599

Independent Power Producers & Energy Traders — 0.1%
Calpine Corp.*(1)	8,350	117,568
Constellation Energy Group, Inc.	2,580	98,195
GenOn Energy, Inc.*	29,757	82,724
NRG Energy, Inc.*	1,900	40,299
Ormat Technologies, Inc.	100	1,608
The AES Corp.*	9,410	91,842

		432,236

Multi-Utilities — 1.3%
Alliant Energy Corp.	4,200	162,456
Ameren Corp.	9,350	278,350
CenterPoint Energy, Inc.	17,060	334,717
CMS Energy Corp.	7,770	153,768
Consolidated Edison, Inc.	8,940	509,759
Dominion Resources, Inc.	17,870	907,260
DTE Energy Co.	3,900	191,178
Integrys Energy Group, Inc.	1,760	85,571
MDU Resources Group, Inc.	4,280	82,133
NiSource, Inc.(1)	13,800	295,044
NSTAR	1,070	47,947
OGE Energy Corp.	3,110	148,627
PG&E Corp.	7,220	305,478
Public Service Enterprise Group, Inc.	7,900	263,623
SCANA Corp.(1)	740	29,933
Sempra Energy	5,350	275,525
TECO Energy, Inc.	5,130	87,877
Vectren Corp.	1,680	45,494
Wisconsin Energy Corp.	7,340	229,669
Xcel Energy, Inc.	11,770	290,601

		4,725,010

Water Utilities — 0.1%
American Water Works Co., Inc.	7,090	213,976
Aqua America, Inc.	5,900	127,263

		341,239

Total Utilities		13,124,425

Total Common Stock (Cost $356,759,019)		377,361,939

RIGHTS — 0.0%
Celgene Corp.*	89	140

10

Wilmington Funds — Multi-Manager Funds
Large-Cap Strategy Fund
     Investments / September 30, 2011 (Unaudited) — continued

	Shares	Value
Fresenius Kabi Pharmaceuticals Holding, Inc.	132	$—

Total RIGHTS (Cost $0)		140

EXCHANGE-TRADED FUNDS — 0.3%
iShares Russell 1000 Index Fund(1) (Cost $1,189,395)	18,445	1,153,550

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES — 7.9%
BlackRock Liquidity Funds TempFund Portfolio — Institutional Series (Cost $29,927,162)	29,927,162	29,927,162

TOTAL INVESTMENTS — 107.9% (Cost $387,875,576)†(2)		$408,442,791
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.9)%		(29,777,201)

NET ASSETS — 100.0%		$378,665,590

*	Non-income producing security.

†	The cost for Federal income tax purposes is $392,669,017. At September 30, 2011, net unrealized appreciation was $15,773,774. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $36,161,805 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $20,388,031.

(1)	Security partially or fully on loan.

(2)	At September 30, 2011, the market value of securities on loan for the Large-Cap Strategy Fund was $29,151,357.

11

Wilmington Funds — Multi-Manager Funds
Large-Cap Strategy Fund
     Investments / September 30, 2011 (Unaudited)
The following table provides a summary of inputs used to value the Fund’s net assets as of September 30, 2011:

			Level 2 -	Level 3 -
	Total Value at		Significant	Significant
	September 30,	Level 1 -	Observable	Unobservable
	2011	Quoted Prices	Inputs	Inputs

Common Stock	$377,361,939	$377,361,939	$—	$—
Exchange-Traded Funds	1,153,550	1,153,550	—	—
Rights	140	140	—	—
Short-Term Investment Held As Collateral For Loaned Securities	29,927,162	29,927,162	—	—

Total	$408,442,791	$408,442,791	$—	$—

Wilmington Funds — Multi-Manager Funds
Small-Cap Strategy Fund
  Investments / September 30, 2011 (Unaudited)
  (Showing Percentage of Net Assets)

	Shares	Value
COMMON STOCK — 99.7%
Consumer Discretionary — 13.4%
Auto Components — 0.8%
American Axle & Manufacturing Holdings, Inc.*(1)	2,655	$20,258
Amerigon, Inc.*(1)	1,907	24,276
Cooper Tire & Rubber Co.	6,316	68,781
Dana Holding Corp.*	9,890	103,845
Dorman Products, Inc.*	686	22,693
Drew Industries, Inc.*(1)	1,774	35,444
Exide Technologies*	2,242	8,968
Fuel Systems Solutions, Inc.*(1)	1,176	22,591
Modine Manufacturing Co.*	3,815	34,564
Spartan Motors, Inc.	3,109	12,840
Standard Motor Products, Inc.	1,680	21,790
Stoneridge, Inc.*	1,848	9,647
Superior Industries International, Inc.	866	13,380
Tenneco, Inc.*(1)	5,450	139,574
Tower International, Inc.*	1,300	13,403

		552,054

Automobiles — 0.0%
Winnebago Industries, Inc.*(1)	3,345	23,147

Distributors — 0.2%
Audiovox Corp. — Class A*	1,628	8,938
Core-Mark Holding Co., Inc.*	1,113	34,091
Pool Corp.	3,935	103,019
Weyco Group, Inc.(1)	741	16,524

		162,572

Diversified Consumer Services — 1.3%
American Public Education, Inc.*	1,715	58,310
Archipelago Learning, Inc.*(1)	980	8,232
Ascent Media Corp. — Class A*	1,090	42,859
Bridgepoint Education, Inc.*(1)	1,700	29,648
Capella Education Co.*	1,345	38,171
Coinstar, Inc.*(1)	2,418	96,720
Corinthian Colleges, Inc.*(1)	6,211	9,689
Grand Canyon Education, Inc.*	2,094	33,818
Hillenbrand, Inc.	5,950	109,480
K12, Inc.*	2,320	59,067
Matthews International Corp. — Class A	1,232	37,896
Regis Corp.(1)	2,098	29,561
Sotheby’s Holdings, Inc.	6,122	168,783
Steiner Leisure, Ltd.*	815	33,228
Stewart Enterprises, Inc. — Class A	6,649	39,562
Strayer Education, Inc.(1)	1,240	95,071
Universal Technical Institute, Inc.*	2,741	37,250

		927,345

Hotels, Restaurants & Leisure — 2.9%
AFC Enterprises, Inc.*	2,615	30,935
Ambassadors Group, Inc.	2,798	16,032
Ameristar Casinos, Inc.	3,135	50,317
Biglari Holdings, Inc.*	90	26,675
BJ’s Restaurants, Inc.*(1)	1,970	86,897
Bob Evans Farms, Inc.	1,616	46,088
Boyd Gaming Corp.*(1)	1,720	8,428
Bravo Brio Restaurant Group, Inc.*	1,210	20,134
Buffalo Wild Wings, Inc.*(1)	1,652	98,790
Caribou Coffee Co., Inc.*	1,350	15,957
Carrols Restaurant Group, Inc.*	1,060	9,434
CEC Entertainment, Inc.	1,698	48,342
Churchill Downs, Inc.	872	34,034
Cracker Barrel Old Country Store, Inc.	1,842	73,827
Denny’s Corp.*	7,910	26,340
DineEquity, Inc.*	1,542	59,352
Domino’s Pizza, Inc.*	3,654	99,571
Einstein Noah Restaurant Group, Inc.	704	9,032
Gaylord Entertainment Co.*	1,514	29,281
International Speedway Corp. — Class A	640	14,618
Interval Leisure Group, Inc.*	4,310	57,409
Isle of Capri Casinos, Inc.*	3,031	14,670
Jack in the Box, Inc.*	1,856	36,971
Jamba, Inc.*	11,130	14,358
Krispy Kreme Doughnuts, Inc.*	4,040	27,553
Life Time Fitness, Inc.*(1)	3,207	118,178
McCormick & Schmick’s Seafood Restaurants, Inc.*	1,200	8,304
Monarch Casino & Resort, Inc.*	928	9,076
Morgans Hotel Group Co.*(1)	2,433	14,574
O’Charley’s, Inc.*(1)	1,730	10,276
Orient-Express Hotels, Ltd. — Class A	4,060	28,055
Papa John’s International, Inc.*	2,056	62,502
Peet’s Coffee & Tea, Inc.*(1)	1,050	58,422
PF Chang’s China Bistro, Inc.(1)	2,361	64,314
Pinnacle Entertainment, Inc.*	4,137	37,564
Red Lion Hotels Corp.*	2,290	15,366
Red Robin Gourmet Burgers, Inc.*	762	18,357
Ruby Tuesday, Inc.*	2,310	16,540
Ruth’s Hospitality Group, Inc.*	2,410	10,339
Scientific Games Corp. — Class A*	5,120	36,454
Shuffle Master, Inc.*	4,580	38,518
Six Flags Entertainment Corp.(1)	3,590	99,515
Sonic Corp.*	5,665	40,051
Speedway Motorsports, Inc.	1,511	18,253
Texas Roadhouse, Inc.(1)	5,295	70,000
The Cheesecake Factory, Inc.*(1)	4,986	122,905
The Marcus Corp.	1,587	15,791
Town Sports International Holdings, Inc.*	2,890	20,981
Vail Resorts, Inc.(1)	3,010	113,748

		2,003,128

Household Durables — 0.6%
American Greetings Corp. — Class A(1)	1,907	35,279
Beazer Homes USA, Inc.*(1)	2,380	3,594
Blyth, Inc.	450	24,952
Cavco Industries, Inc.*(1)	395	13,604
CSS Industries, Inc.	678	11,309
Ethan Allen Interiors, Inc.(1)	2,536	34,515
Helen of Troy, Ltd.*	983	24,693
Hovnanian Enterprises, Inc. — Class A*(1)	5,813	7,092
iRobot Corp.*(1)	2,090	52,584
KB Home(1)	3,250	19,045
La-Z-Boy, Inc.*	956	7,084
Libbey, Inc.*(1)	1,740	18,340
Lifetime Brands, Inc.	120	1,157

1

Wilmington Funds — Multi-Manager Funds
Small-Cap Strategy Fund
  Investments / September 30, 2011 (Unaudited) — continued

	Shares	Value
M.D.C. Holdings, Inc.(1)	1,670	$28,290
M/I Homes, Inc.*	2,554	15,349
Meritage Homes Corp.*	2,072	31,370
Ryland Group, Inc.(1)	1,981	21,098
Skyline Corp.	539	5,147
Standard Pacific Corp.*(1)	4,740	11,708
Universal Electronics, Inc.*	1,408	23,077
Zagg, Inc.*(1)	2,130	21,130

		410,417

Internet & Catalog Retail — 0.6%
1-800-FLOWERS.COM, Inc. — Class A*	3,112	7,220
Blue Nile, Inc.*(1)	872	30,764
Geeknet, Inc.*	1,020	20,625
HSN, Inc.	3,830	126,888
NutriSystem, Inc.(1)	3,249	39,345
Orbitz Worldwide, Inc.*	3,179	6,899
Overstock.com, Inc.*	1,122	10,401
PetMed Express, Inc.(1)	2,107	18,963
Shutterfly, Inc.*(1)	2,652	109,209
U.S. Auto Parts Network, Inc.*	1,920	9,734
ValueVision Media, Inc. — Class A*	4,200	9,912

		389,960

Leisure Equipment & Products — 0.4%
Arctic Cat, Inc.*	790	11,447
Brunswick Corp.	7,581	106,437
Callaway Golf Co.(1)	5,411	27,975
Eastman Kodak Co.*(1)	10,550	8,230
JAKKS Pacific, Inc.	1,138	21,565
Johnson Outdoors, Inc. — Class A*	120	1,846
Leapfrog Enterprises, Inc.*	2,987	10,066
Marine Products Corp.*	1,100	3,762
Smith & Wesson Holdings Corp.*	5,587	14,079
Steinway Musical Instruments, Inc.*	568	12,246
Sturm, Ruger & Co., Inc.	1,720	44,686

		262,339

Media — 1.2%
A.H. Belo Corp. — Class A	2,760	11,592
Arbitron, Inc.	2,734	90,441
Belo Corp. — Class A	4,120	20,147
Central European Media Enterprises, Ltd. — Class A*(1)	2,620	20,462
Cinemark Holdings, Inc.	6,487	122,475
Entercom Communications Corp. — Class A*(1)	2,420	12,705
Entravision Communications Corp. — Class A*	8,930	9,109
Fisher Communications, Inc.*	627	14,007
Global Sources, Ltd.*	619	4,191
Gray Television, Inc.*(1)	9,850	15,366
Harte-Hanks, Inc.	1,636	13,873
interCLICK, Inc.*	3,410	18,925
Journal Communications, Inc. — Class A*	3,820	11,345
Knology, Inc.*	849	11,020
LIN TV Corp. — Class A*	3,270	7,129
Lions Gate Entertainment Corp.*	4,360	30,084
Live Nation Entertainment, Inc.*	6,336	50,751
Martha Stewart Living Omnimedia, Inc. — Class A*(1)	1,683	5,251
MDC Partners, Inc. — Class A	2,490	35,906
Meredith Corp.(1)	1,320	29,885
National CineMedia, Inc.	4,782	69,387
Nexstar Broadcasting Group, Inc. — Class A*	530	3,503
Outdoor Channel Holdings, Inc.*	1,170	6,692
ReachLocal, Inc.*(1)	1,420	15,435
Rentrak Corp.*(1)	1,230	15,486
Scholastic Corp.(1)	1,156	32,403
Sinclair Broadcast Group, Inc. — Class A(1)	3,568	25,583
The McClatchy Co. — Class A*(1)	6,060	8,120
The New York Times Co. — Class A*(1)	4,750	27,597
Valassis Communications, Inc.*(1)	3,990	74,773
World Wrestling Entertainment, Inc. — Class A(1)	1,017	9,061

		822,704

Multiline Retail — 0.2%
99 Cents Only Stores*	2,860	52,681
Fred’s, Inc. — Class A	1,222	13,027
Gordmans Stores, Inc.*	160	1,915
Saks, Inc.*(1)	6,350	55,562
The Bon-Ton Stores, Inc.(1)	2,250	11,183
Tuesday Morning Corp.*	1,800	6,336

		140,704

Specialty Retail — 3.4%
Aeropostale, Inc.*	8,130	87,885
America’s Car-Mart, Inc.*	1,040	30,181
ANN, Inc.*	4,560	104,150
Asbury Automotive Group, Inc.*	2,524	41,621
Ascena Retail Group, Inc.*	5,637	152,594
Barnes & Noble, Inc.(1)	2,000	23,660
Bebe Stores, Inc.	2,106	14,152
Big 5 Sporting Goods Corp.	1,932	11,747
Body Central Corp.*	1,560	28,330
Brown Shoe Co., Inc.	2,515	17,907
Build-A-Bear Workshop, Inc.*	1,721	8,777
Cabela’s, Inc.*(1)	2,444	50,078
Charming Shoppes, Inc.*	4,150	10,790
Christopher & Banks Corp.	4,415	15,585
Citi Trends, Inc.*(1)	876	10,311
Coldwater Creek, Inc.*	7,830	9,788
Collective Brands, Inc.*	2,767	35,860
Conn’s, Inc.*(1)	1,216	8,731
Cost Plus, Inc.*	2,480	15,624
Destination Maternity Corp.	960	12,355
Express, Inc.*	4,580	92,928
Genesco, Inc.*	1,311	67,556
GNC Holdings, Inc. — Class A*	2,180	43,862
Group 1 Automotive, Inc.	1,494	53,112
Haverty Furniture Cos., Inc.	1,967	19,650
hhgregg, Inc.*(1)	715	6,971
Hibbett Sports, Inc.*(1)	2,714	91,977
Hot Topic, Inc.	361	2,754
Jos. A. Bank Clothiers, Inc.*	2,580	120,305
Kirkland’s, Inc.*	1,440	13,205
Lithia Motors, Inc. — Class A	1,680	24,158
Lumber Liquidators Holdings, Inc.*(1)	2,521	38,067
MarineMax, Inc.*	3,180	20,575

2

Wilmington Funds — Multi-Manager Funds
Small-Cap Strategy Fund
  Investments / September 30, 2011 (Unaudited) — continued

	Shares	Value
Monro Muffler Brake, Inc.	2,742	$90,404
New York & Co., Inc.*	2,080	6,635
Office Depot, Inc.*	10,960	22,578
OfficeMax, Inc.*	3,650	17,702
Pacific Sunwear of California, Inc.*	7,770	9,324
Penske Auto Group, Inc.	2,520	40,320
Pier 1 Imports, Inc.*	6,460	63,179
Rent-A-Center, Inc.(1)	3,474	95,361
Rue21, Inc.*(1)	1,650	37,438
Select Comfort Corp.*	4,260	59,512
Shoe Carnival, Inc.*	1,049	24,756
Sonic Automotive, Inc. — Class A(1)	2,788	30,083
Stage Stores, Inc.	2,818	39,086
Stein Mart, Inc.	2,670	16,687
Systemax, Inc.*	1,302	16,561
Talbots, Inc.*(1)	1,610	4,347
The Buckle, Inc.(1)	2,465	94,804
The Cato Corp. — Class A	2,513	56,693
The Children’s Place Retail Stores, Inc.*	1,408	65,514
The Finish Line, Inc. — Class A	3,544	70,845
The Men’s Wearhouse, Inc.	3,039	79,257
The Pep Boys — Manny, Moe & Jack(1)	2,593	25,593
The Wetseal, Inc. — Class A*	1,886	8,449
Vitamin Shoppe, Inc.*	1,990	74,506
West Marine, Inc.*	1,850	14,245
Zale Corp.*	4,690	13,367
Zumiez, Inc.*(1)	1,783	31,220

		2,393,712

Textiles, Apparel & Luxury Goods — 1.8%
Carter’s, Inc.*(1)	3,321	101,423
Columbia Sportswear Co.(1)	1,233	57,211
Crocs, Inc.*	7,950	188,176
Delta Apparel, Inc.*	60	945
G-III Apparel Group, Ltd.*	1,287	29,421
Iconix Brand Group, Inc.*	3,825	60,435
K-Swiss, Inc. — Class A*	2,058	8,747
Kenneth Cole Productions, Inc. — Class A*	850	9,121
Liz Claiborne, Inc.*(1)	3,830	19,150
Maidenform Brands, Inc.*	2,319	54,288
Movado Group, Inc.	1,765	21,498
Oxford Industries, Inc.(1)	1,300	44,590
Perry Ellis International, Inc.*	127	2,388
Quiksilver, Inc.*	8,070	24,613
Skechers U.S.A., Inc. — Class A*(1)	1,633	22,911
Steven Madden, Ltd.*	3,326	100,113
The Jones Group, Inc.	3,990	36,748
The Warnaco Group, Inc.*	3,501	161,361
True Religion Apparel, Inc.*	2,517	67,858
Unifi, Inc.*	1,066	8,709
Vera Bradley, Inc.*(1)	1,980	71,379
Wolverine World Wide, Inc.	4,556	151,487

		1,242,572

Total Consumer Discretionary		9,330,654

Consumer Staples — 4.1%
Beverages — 0.2%
Central European Distribution Corp.*(1)	3,490	24,465
Coca-Cola Bottling Co. Consolidated	261	14,475
Heckmann Corp.*(1)	6,190	32,745
National Beverage Corp.	1,170	17,737
Primo Water Corp.*	1,950	10,998
The Boston Beer Co., Inc. — Class A*(1)	775	56,343

		156,763

Food & Staples Retailing — 1.3%
Arden Group, Inc. — Class A	53	4,213
Casey’s General Stores, Inc.(1)	3,436	149,981
Great Atlantic & Pacific Tea Co., Inc.*(1)	3,280	574
Nash-Finch Co.	1,038	27,953
PriceSmart, Inc.	1,336	83,260
Rite Aid Corp.*	49,220	48,236
Ruddick Corp.(1)	3,440	134,126
Spartan Stores, Inc.	1,679	25,991
Susser Holdings Corp.*	831	16,562
The Andersons, Inc.	935	31,472
The Fresh Market, Inc.*(1)	2,610	99,598
The Pantry, Inc.*	2,030	24,624
United Natural Foods, Inc.*	4,257	157,679
Village Super Market — Class A	780	18,673
Weis Markets, Inc.	530	19,642
Winn-Dixie Store, Inc.*	4,601	27,238

		869,822

Food Products — 1.6%
Alico, Inc.	10	196
B&G Foods, Inc. — Class A	3,676	61,316
Cal-Maine Foods, Inc.(1)	642	20,178
Calavo Growers, Inc.(1)	167	3,427
Chiquita Brands International, Inc.*	1,201	10,016
Darling International, Inc.*	10,387	130,772
Diamond Foods, Inc.(1)	2,025	161,575
Dole Food Co., Inc.*	2,600	26,000
Farmer Brothers Co.	388	2,138
Fresh Del Monte Produce, Inc.	2,539	58,905
Griffin Land & Nurseries, Inc.	246	6,317
Harbinger Group, Inc.*	1,670	8,467
Imperial Sugar Co.(1)	1,036	6,672
J&J Snack Foods Corp.	1,264	60,735
Lancaster Colony Corp.(1)	1,762	107,500
Limoneira Co.(1)	880	12,566
Omega Protein Corp.*	2,070	18,796
Pilgrim’s Pride Corp.*(1)	2,980	12,725
Sanderson Farms, Inc.(1)	1,161	55,147
Smart Balance, Inc.*	3,899	23,004
Snyders-Lance, Inc.	1,641	34,215
The Hain Celestial Group, Inc.*	2,053	62,719
Tootsie Roll Industries, Inc.(1)	2,380	57,405
TreeHouse Foods, Inc.*	2,852	176,368

		1,117,159

3

Wilmington Funds — Multi-Manager Funds
Small-Cap Strategy Fund
  Investments / September 30, 2011 (Unaudited) — continued

	Shares	Value
Household Products — 0.2%
Central Garden & Pet Co. — Class A*	3,364	$23,817
Oil-Dri Corp. of America	710	13,192
Spectrum Brands Holdings, Inc.*(1)	1,660	39,209
WD-40 Co.	1,414	56,334

		132,552

Personal Products — 0.5%
Elizabeth Arden, Inc.*	2,157	61,345
International Parfums, Inc.	1,208	18,664
Medifast, Inc.*(1)	1,140	18,411
Nature’s Sunshine Products, Inc.*(1)	1,370	19,289
Nu Skin Enterprises, Inc. — Class A(1)	4,828	195,630
Nutraceutical International Corp.*	460	5,879
Prestige Brands Holdings, Inc.*	637	5,765
Revlon, Inc. — Class A*(1)	890	10,965
Schiff Nutrition International, Inc.*	195	2,161
Synutra International, Inc.*(1)	2,399	12,763
The Female Health Co.(1)	1,630	6,650
USANA Health Sciences, Inc.*(1)	495	13,612

		371,134

Tobacco — 0.3%
Alliance One International, Inc.*	9,832	23,990
Star Scientific, Inc.*(1)	9,489	21,920
Universal Corp.(1)	1,492	53,503
Vector Group, Ltd.(1)	4,497	77,255

		176,668

Total Consumer Staples		2,824,098

Energy — 6.5%
Energy Equipment & Services — 1.8%
Basic Energy Services, Inc.*	1,152	16,312
Bristow Group, Inc.	2,251	95,510
Cal Dive International, Inc.*	9,879	18,869
Complete Production Services, Inc.*	6,486	122,261
Dawson Geophysical Co.*	663	15,634
Dril-Quip, Inc.*(1)	3,168	170,787
Exterran Holdings, Inc.*	2,950	28,674
Global Geophysical Services, Inc.*	1,910	15,223
Global Industries, Ltd.*	5,020	39,758
Gulf Island Fabrication, Inc.	463	9,575
Gulfmark Offshore, Inc. — Class A*	1,421	51,639
Helix Energy Solutions Group, Inc.*	5,600	73,360
Hercules Offshore, Inc.*	7,050	20,586
Hornbeck Offshore Services, Inc.*	1,218	30,340
ION Geophysical Corp.*(1)	13,587	64,267
Key Energy Services, Inc.*	8,600	81,614
Lufkin Industries, Inc.	2,820	150,052
Matrix Service Co.*	1,613	13,727
Mitcham Industries, Inc.*	1,640	18,368
Natural Gas Services Group, Inc.*	704	9,032
Newpark Resources, Inc.*	4,202	25,590
OYO Geospace Corp.*	311	17,506
Parker Drilling Co.*	9,004	39,528
PHI, Inc.*	1,015	19,427
Pioneer Drilling Co.*	4,088	29,352
Tesco Corp.*(1)	2,600	30,160
Tetra Technologies, Inc.*	1,790	13,819
Union Drilling, Inc.*	3,290	15,463
Vantage Drilling Co.	19,320	24,150
Willbros Group, Inc.*	1,238	5,162

		1,265,745

Oil, Gas & Consumable Fuels — 4.7%
Abraxas Petroleum Corp.*(1)	8,390	22,150
Alon USA Energy, Inc.(1)	1,174	7,197
Amyris, Inc.*(1)	1,760	35,622
Apco Oil and Gas International, Inc.(1)	640	47,629
Approach Resources, Inc.*	1,760	29,902
ATP Oil & Gas Corp.*(1)	4,202	32,397
Berry Petroleum Co. — Class A	4,684	165,720
Bill Barret Corp.*	2,775	100,566
BPZ Resources, Inc.*(1)	11,673	32,334
Callon Petroleum Co.*	4,300	16,641
CAMAC Energy, Inc.*(1)	5,740	3,444
Carrizo Oil & Gas, Inc.*(1)	3,246	69,951
Cheniere Energy, Inc.*(1)	7,457	38,404
Clayton Williams Energy, Inc.*	483	20,677
Clean Energy Fuels Corp.*(1)	4,549	50,585
Cloud Peak Energy, Inc.*(1)	2,520	42,714
Comstock Resources, Inc.*	1,920	29,683
Contango Oil & Gas Co.*	1,069	58,485
Crosstex Energy, Inc.	3,643	49,108
CVR Energy, Inc.*	7,946	167,978
Delek US Holdings, Inc.	1,412	15,913
Delta Petroleum Corp.*(1)	3,951	8,416
DHT Maritime, Inc.	2,613	5,331
Endeavour International Corp.*(1)	3	24
Energy XXI Bermuda, Ltd.	6,750	144,787
Evolution Petroleum Corp.*	40	282
Frontline, Ltd.(1)	2,000	9,700
FX Energy, Inc.*(1)	3,903	16,119
Gastar Exploration, Ltd.*	5,690	17,070
General Maritime Corp.	8,223	2,138
Georesources, Inc.*	1,774	31,559
GMX Resources, Inc.*(1)	8,200	18,614
Golar LNG, Ltd.(1)	3,838	121,972
Goodrich Petroleum Corp.*(1)	2,175	25,708
Gulfport Energy Corp.*	3,410	82,454
Harvest Natural Resources, Inc.*(1)	1,209	10,361
Houston American Energy Corp.(1)	1,920	26,419
Hyperdynamics Corp.*(1)	15,960	59,052
Isramco, Inc.*(1)	40	2,312
James River Coal Co.*(1)	2,332	14,855
Knightsbridge Tankers, Ltd.(1)	863	14,283
Kodiak Oil & Gas Corp.*	19,770	103,002
L&L Energy, Inc.*(1)	2,400	6,480
Magnum Hunter Resources Corp.*(1)	11,450	37,899
McMoRan Exploration Co.*(1)	9,458	93,918
Miller Energy Resources, Inc.*(1)	3,140	8,290
Nordic American Tanker Shipping(1)	1,978	27,890
Northern Oil And Gas, Inc.*(1)	5,630	109,166
Oasis Petroleum, Inc.*(1)	5,170	115,446
Overseas Shipholding Group, Inc.(1)	2,100	28,854
Panhandle Oil and Gas, Inc. — Class A(1)	586	16,625
Patriot Coal Corp.*(1)	9,310	78,763
Penn Virginia Corp.(1)	1,544	8,600

4

Wilmington Funds — Multi-Manager Funds
Small-Cap Strategy Fund
  Investments / September 30, 2011 (Unaudited) — continued

	Shares	Value
Petroleum Development Corp.*	869	$16,850
Petroquest Energy, Inc.*(1)	5,743	31,586
Resolute Energy Corp.*(1)	3,530	40,101
Rex American Resources Corp.*	790	13,335
Rex Energy Corp.*	2,515	31,815
Rosetta Resources, Inc.*	4,288	146,735
Scorpio Tankers, Inc.	1,250	6,600
SemGroup Corp. — Class A*	1,510	30,140
Ship Finance International, Ltd.(1)	1,973	25,649
Solazyme, Inc.*(1)	180	1,730
Stone Energy Corp.*	3,754	60,852
Swift Energy Co.*(1)	1,816	44,201
Syntroleum Corp.*(1)	16,930	14,561
Targa Resources Corp.	1,520	45,220
Teekay Tankers, Ltd. — Class A(1)	3,218	14,803
Triangle Petroleum Corp.*	4,190	15,042
Ur-Energy, Inc.*(1)	15,150	13,635
Uranerz Energy Corp.*(1)	8,380	11,481
Uranium Energy Corp.*(1)	3,940	10,796
Uranium Resources, Inc.*(1)	15,900	10,836
USEC, Inc.*(1)	7,145	11,503
Vaalco Energy, Inc.*	5,557	27,007
Venoco, Inc.*	420	3,700
W&T Offshore, Inc.(1)	2,520	34,675
Warren Resources, Inc.*	8,990	21,576
Western Refining, Inc.*	5,465	68,094
Westmoreland Coal Co.*	1,410	10,942
World Fuel Services Corp.	4,904	160,116
Zion Oil & Gas, Inc.*(1)	4,540	8,898

		3,215,968

Total Energy		4,481,713

Financials — 19.1%
Capital Markets — 2.0%
Apollo Investment Corp.	9,972	74,989
Arlington Asset Investment Corp. — Class A(1)	180	4,329
Artio Global Investors, Inc.	2,080	16,557
BGC Partners, Inc. — Class A(1)	6,570	39,617
Blackrock Kelso Capital Corp.(1)	3,680	26,864
Calamos Asset Management, Inc. — Class A	1,785	17,868
Capital Southwest Corp.	262	19,388
Cohen & Steers, Inc.(1)	1,853	53,274
Cowen Group, Inc. — Class A*	6,835	18,523
Diamond Hill Investment Group, Inc.	160	11,102
Duff & Phelps Corp. — Class A	2,764	29,464
Edelman Financial Group, Inc.	1,795	11,596
Epoch Holding Corp.(1)	940	12,756
Evercore Partners, Inc. — Class A	2,213	50,456
FBR Capital Markets Corp.*(1)	5,860	13,947
Fifth Street Finance Corp.(1)	3,766	35,099
Financial Engines, Inc.*(1)	3,900	70,629
FXCM, Inc. — Class A(1)	1,400	19,628
GAMCO Investors, Inc. — Class A	812	31,985
GFI Group, Inc.	5,181	20,828
Gladstone Capital Corp.	1,442	9,892
Gladstone Investment Corp.	1,707	11,608
Gleacher & Co., Inc.*	10,155	12,084
Golub Capital BDC, Inc.(1)	630	9,355
Harris & Harris Group, Inc.*(1)	2,760	9,798
Hercules Technology Growth Capital, Inc.	3,067	26,131
HFF, Inc. — Class A*	3,050	26,657
ICG Group, Inc.*	2,984	27,483
Intl. FCStone, Inc.*	1,026	21,300
Investment Technology Group, Inc.*	2,930	28,685
JMP Group, Inc.	900	5,229
KBW, Inc.	1,343	18,520
Knight Capital Group, Inc. — Class A*	4,632	56,325
Ladenburg Thalmann Financial Services, Inc.*(1)	14,500	22,475
Main Street Capital Corp.(1)	1,335	23,710
MCG Capital Corp.	2,660	10,534
Medallion Financial Corp.	1,311	12,192
Medley Capital Corp.	150	1,512
MF Global Holdings, Ltd.*	6,470	26,721
MVC Capital, Inc.	1,994	20,877
New Mountain Finance Corp.	430	5,465
NGP Capital Resources Co.(1)	1,867	12,210
Oppenheimer Holdings, Inc. — Class A	870	13,955
PennantPark Investment Corp.(1)	2,830	25,244
Piper Jaffray Cos.*	1,530	27,433
Prospect Capital Corp.(1)	5,189	43,639
Pzena Investment Management, Inc. — Class A	4,295	14,088
Safeguard Scientifics, Inc.*(1)	1,645	24,675
Solar Capital, Ltd.	1,680	33,818
Solar Senior Capital, Ltd.	60	857
Stifel Financial Corp.*	3,049	80,981
SWS Group, Inc.	2,097	9,835
Teton Advisors, Inc.	10	182
The Charles Schwab Corp.	270	3,043
THL Credit, Inc.	70	764
TICC Capital Corp.	3,539	28,914
Triangle Capital Corp.(1)	1,056	16,072
Virtus Investment Partners, Inc.*	503	26,971
Walter Investment Management Corp.	1,330	30,497
Westwood Holdings Group, Inc.	600	20,730

		1,379,360

Commercial Banks — 4.6%
1st Source Corp.	1,138	23,705
1st United Bancorp, Inc./Boca Raton*	2,920	14,396
Alliance Financial Corp.(1)	340	9,537
Ames National Corp.	481	7,518
Arrow Financial Corp.(1)	1,073	23,880
Bancfirst Corp.	134	4,443
Banco Latinoamericano De Exportaciones SA	2,324	35,395
Bancorp Rhode Island, Inc.	430	18,228
BancorpSouth, Inc.(1)	3,870	33,979
Bank of Marin BanCorp.	440	14,538
Bank of the Ozarks, Inc.	2,122	44,413
Banner Corp.	1,520	19,441
Boston Private Financial Holdings, Inc.	2,798	16,452
Bridge Bancorp, Inc.(1)	580	10,614
Bryn Mawr Bank Corp.	475	7,871

5

Wilmington Funds — Multi-Manager Funds
Small-Cap Strategy Fund
  Investments / September 30, 2011 (Unaudited) — continued

	Shares	Value
Camden National Corp.	623	$16,964
Cape Bancorp, Inc.*	2,560	18,099
Capital City Bank Group, Inc.	951	9,890
Cardinal Financial Corp.	2,860	24,653
Cathay General Bancorp	3,442	39,170
Center Bancorp, Inc.	130	1,255
CenterState Banks of Florida, Inc.	3,106	16,244
Central Pacific Financial Corp.*	170	1,754
Chemical Financial Corp.(1)	1,928	29,518
Citizens & Northern Corp.	831	12,349
City Holding Co.(1)	42	1,134
CNB Financial Corp.	910	11,666
Columbia Banking System, Inc.	1,159	16,597
Community Bank Systems, Inc.(1)	1,944	44,109
Community Trust Bancorp, Inc.	128	2,981
CVB Financial Corp.(1)	4,204	32,329
Eagle Bancorp, Inc.*	670	7,886
Encore Bancshares, Inc.*	70	746
Enterprise Bancorp., Inc.(1)	60	740
Enterprise Financial Services Corp.	753	10,233
Financial Institutions, Inc.	873	12,449
First Bancorp, Inc.(1)	1,489	18,747
First Bancorp/North Carolina	1,095	10,994
First Busey Corp.(1)	5,451	23,712
First Commonwealth Financial Corp.	9,326	34,506
First Community Bancshares, Inc.	1,511	15,412
First Financial Bancorp(1)	3,135	43,263
First Financial Bankshares, Inc.(1)	2,671	69,873
First Financial Corp./Indiana	885	24,346
First Interstate Bancsystem, Inc.	530	5,676
First Merchants Corp.	2,305	16,250
First Midwest Bancorp, Inc.	5,921	43,342
FirstMerit Corp.(1)	5,563	63,196
FNB Corp.(1)	7,186	61,584
German American Bancorp, Inc.(1)	990	15,959
Glacier Bancorp, Inc.	3,291	30,837
Hampton Roads Bankshares, Inc.*	1,780	8,366
Hancock Holding Co.	4,178	111,887
Heartland Financial USA, Inc.	983	13,939
Heritage Financial Corp.	820	9,053
Home Bancshares, Inc.(1)	402	8,530
Hudson Valley Holding Corp.	1,034	18,023
Iberiabank Corp.(1)	1,584	74,543
Independent Bank Corp./Massachusetts(1)	736	16,001
International Bancshares Corp.	2,252	29,614
Investors Bancorp, Inc.*	2,911	36,766
Lakeland Bancorp, Inc.	1,737	13,583
Lakeland Financial Corp.	1,435	29,647
MainSource Financial Group, Inc.(1)	1,619	14,118
MB Financial, Inc.	2,405	35,402
Merchants Bancshares, Inc.	290	7,766
Metro Bancorp, Inc.*	2,152	18,615
Midsouth Bancorp, Inc.	730	7,847
Nara Bancorp, Inc.*	3,801	23,072
National Bankshares, Inc.(1)	730	17,615
National Penn Bancshares, Inc.	6,111	42,838
NBT Bancorp, Inc.	1,018	18,955
Northfield Bancorp, Inc.(1)	1,486	19,675
Old National Bancorp/Indiana	5,191	48,380
OmniAmerican Bancorp, Inc.*	1,690	23,068
Oriental Financial Group, Inc.	1,844	17,831
Orrstown Financial Services, Inc.(1)	1,320	16,962
Pacific Capital Bancorp NA*(1)	20	510
PacWest Bancorp	439	6,120
Park National Corp.(1)	628	33,209
Park Sterling Corp.*	5,210	17,818
Penns Woods Bancorp., Inc.	530	17,357
Peoples Bancorp, Inc./Ohio(1)	846	9,306
Pinnacle Financial Partners, Inc.*	2,491	27,252
PrivateBancorp, Inc.	2,120	15,942
Prosperity Bancshares, Inc.	2,355	76,961
Renasant Corp.	1,001	12,743
Republic Bancorp, Inc./Kentucky — Class A	727	12,875
S&T Bancorp, Inc.(1)	780	12,605
Sandy Springs Bancorp, Inc.	2,277	33,313
Sierra Bancorp	516	4,721
Signature Bank*	4,244	202,566
Simmons First National Corp. — Class A	276	5,989
Southside Bancshares, Inc.(1)	1,039	18,712
Southwest Bancorp, Inc.*	1,362	5,748
State Bancorp, Inc.	469	4,957
State Bank Financial Corp.*	2,590	32,686
StellarOne Corp.	1,663	16,547
Sterling Bancorp	2,807	20,379
Sterling Financial Corp.*(1)	2,500	30,950
Suffolk Bancorp	1,184	9,851
Susquehanna Bancshares, Inc.	6,603	36,118
SVB Financial Group*	2,178	80,586
Taylor Capital Group, Inc.*(1)	1,640	10,529
Texas Capital Bancshares, Inc.*	2,078	47,482
The Bancorp, Inc.*	2,440	17,470
The First of Long Island Corp.	740	16,768
Tompkins Financial Corp.(1)	140	5,009
Tower Bancorp, Inc.	430	9,004
TowneBank(1)	1,820	20,693
Trico Bancshares(1)	1,043	12,798
Trustmark Corp.(1)	3,218	58,407
UMB Financial Corp.	1,194	38,304
Umpqua Holdings Corp.	6,426	56,485
Union First Market Bankshares Corp.	2,089	22,394
United Bankshares, Inc.(1)	2,134	42,872
United Community Banks, Inc.*(1)	3,934	33,400
Univest Corp. of PA	1,343	17,902
Washington Banking Co.(1)	920	8,952
Washington Trust Bancorp, Inc.	1,286	25,437
Webster Financial Corp.	3,350	51,255
WesBanco, Inc.	1,846	31,954
West Bancorp, Inc.	1,387	11,762
West Coast Bancorp*	1,658	23,212
Westamerica Bancorp(1)	1,563	59,894
Western Alliance Bancorp*	3,121	17,103
Wilshire Bancorp, Inc.*	1,900	5,206
Wintrust Financial Corp.(1)	2,153	55,569

		3,200,651

6

Wilmington Funds — Multi-Manager Funds
Small-Cap Strategy Fund
  Investments / September 30, 2011 (Unaudited) — continued

	Shares	Value
Consumer Finance — 0.9%
Advance America Cash Advance Centers, Inc.	4,920	$36,211
Cash America International, Inc.	1,756	89,837
CompuCredit Holdings Corp.*(1)	837	2,335
Credit Acceptance Corp.*	475	30,571
DFC Global Corp.*(1)	4,388	95,878
EzCorp, Inc. — Class A*	4,159	118,698
First Cash Financial Services, Inc.*	2,669	111,964
Imperial Holdings, Inc.*(1)	2,620	6,288
Nelnet, Inc. — Class A	572	10,742
Netspend Holdings, Inc.*	3,620	18,607
The First Marblehead Corp.*	5,080	5,182
World Acceptance Corp.*(1)	1,524	85,268

		611,581

Diversified Financial Services — 0.5%
California First National Bancorp	970	14,851
Compass Diversified Holdings(1)	3,111	37,892
Encore Capital Group, Inc.*	1,835	40,095
MarketAxess Holdings, Inc.	2,827	73,558
NewStar Financial, Inc.*	2,224	20,772
PHH Corp.*	2,737	44,011
Portfolio Recovery Associates, Inc.*	1,599	99,490
Primus Guaranty, Ltd.(1)	2,890	15,230

		345,899

Insurance — 2.4%
Alterra Capital Holdings, Ltd.	5,255	99,687
AMBAC Financial Group, Inc.*(1)	24,040	1,539
American Equity Investment Life Holding Co.	4,093	35,814
American Safety Insurance Holdings, Ltd.	727	13,377
Amerisafe, Inc.*	1,342	24,706
Amtrust Financial Services, Inc.	1,770	39,400
Argo Group International Holdings, Ltd.	1,391	39,463
Baldwin & Lyons, Inc. — Class B	492	10,514
Citizens, Inc.*	117	750
CNO Financial Group, Inc.*	10,770	58,266
Crawford & Co. — Class B	2,037	10,918
Delphi Financial Group, Inc. — Class A	2,583	55,586
Donegal Group, Inc. — Class A	750	9,030
eHealth, Inc.*	964	13,168
Employers Holdings, Inc.	3,167	40,411
Enstar Group, Ltd.	319	30,378
FBL Financial Group, Inc. — Class A	1,143	30,427
First American Financial Corp.	4,730	60,544
Flagstone Reinsurance Holdings SA	2,547	19,739
FPIC Insurance Group, Inc.*	476	19,916
Global Indemnity PLC	1,214	20,735
Greenlight Capital Re, Ltd. — Class A	1,520	31,525
Hallmark Financial Services, Inc.*	1,217	8,969
Harleysville Group, Inc.(1)	699	41,143
Hilltop Holdings, Inc.*	3,761	27,117
Horace Mann Educators Corp.	3,424	39,068
Infinity Property & Casualty Corp.	718	37,681
Kansas City Life Insurance Co.	400	12,348
Maiden Holdings, Ltd.	4,162	30,757
Meadowbrook Insurance Group, Inc.	4,635	41,298
Montpelier Re Holdings, Ltd.	4,094	72,382
National Financial Partners Corp.*	2,050	22,427
National Interstate Corp.	519	11,408
National Western Life Insurance Co. — Class A	85	11,518
Navigators Group, Inc.*	776	33,523
OneBeacon Insurance Group, Ltd. — Class A	2,050	27,962
Platinum Underwriters Holdings, Ltd.	1,850	56,887
Presidential Life Corp.	1,960	16,111
Primerica, Inc.	2,500	53,900
ProAssurance Corp.	1,827	131,581
RLI Corp.(1)	1,266	80,492
Safety Insurance Group, Inc.	754	28,524
SeaBright Insurance Holdings, Inc.	1,684	12,125
Selective Insurance Group, Inc.	2,603	33,969
State Auto Financial Corp.	1,708	22,460
Stewart Information Services Corp.	1,529	13,516
Symetra Financial Corp.	1,870	15,241
The Phoenix Cos., Inc.*	4,024	4,909
Tower Group, Inc.	2,467	56,396
United Fire & Casualty Co.	1,515	26,800
Universal Insurance Holdings, Inc.(1)	2,460	9,471

		1,645,876

Real Estate Investment Trusts — 7.7%
Acadia Realty Trust	3,095	57,877
Agree Realty Corp.	589	12,828
Alexander’s, Inc.	186	67,150
American Assets Trust, Inc.	2,350	42,183
American Campus Communities, Inc.	5,155	191,818
Anworth Mortgage Asset Corp.	8,181	55,631
Apollo Commercial Real Estate Finance, Inc.	1,500	19,755
ARMOUR Residential REIT, Inc.(1)	5,430	36,924
Ashford Hospitality Trust, Inc.	4,420	31,028
Associated Estates Realty Corp.	2,394	37,011
BioMed Realty Trust, Inc.	7,016	116,255
CapLease, Inc.	4,301	15,527
Capstead Mortgage Corp.	6,090	70,279
CBL & Associates Properties, Inc.	7,750	88,040
Cedar Shopping Centers, Inc.	5,626	17,497
Chatham Lodging Trust	1,040	10,317
Chesapeake Lodging Trust	2,390	28,847
Cogdell Spencer, Inc.	3,247	12,241
Colonial Properties Trust	5,333	96,847
Colony Financial, Inc.(1)	1,720	22,222
Coresite Realty Corp.	1,690	24,252
Cousins Properties, Inc.	447	2,615
CreXus Investment Corp.	3,410	30,281
DCT Industrial Trust, Inc.(1)	13,315	58,453
DiamondRock Hospitality Co.(1)	7,257	50,726
DuPont Fabros Technology, Inc.(1)	3,155	62,122
Dynex Capital, Inc.(1)	2,220	17,893
Eastgroup Properties, Inc.	1,564	59,651
Education Realty Trust, Inc.	5,421	46,566
Entertainment Properties Trust(1)	2,439	95,072

7

Wilmington Funds — Multi-Manager Funds
Small-Cap Strategy Fund
  Investments / September 30, 2011 (Unaudited) — continued

	Shares	Value
Equity Lifestyle Properties, Inc.	1,827	$114,553
Equity One, Inc.	2,302	36,510
Excel Trust, Inc.	1,910	18,374
Extra Space Storage, Inc.	6,662	124,113
FelCor Lodging Trust, Inc.*	3,340	7,782
First Industrial Realty Trust, Inc.*	5,692	45,536
First Potomac Realty Trust	1,574	19,628
Franklin Street Properties Corp.	3,107	35,140
Getty Realty Corp.(1)	2,527	36,439
Gladstone Commercial Corp.	1,090	17,091
Glimcher Realty Trust	9,685	68,570
Government Properties Income Trust	2,160	46,462
Hatteras Financial Corp.	4,871	122,554
Healthcare Realty Trust, Inc.	4,166	70,197
Hersha Hospitality Trust	4,978	17,224
Highwoods Properties, Inc.(1)	5,055	142,854
Home Properties, Inc.	3,324	188,670
Hudson Pacific Properties, Inc.(1)	1,230	14,305
Inland Real Estate Corp.	6,005	43,837
Invesco Mortgage Capital, Inc.	7,290	103,008
Investors Real Estate Trust	5,607	40,370
iStar Financial, Inc.*(1)	5,050	29,391
Kilroy Realty Corp.	3,740	117,062
Kite Realty Group Trust	2,600	9,516
LaSalle Hotel Properties	4,061	77,971
Lexington Realty Trust(1)	5,581	36,500
LTC Properties, Inc.	1,522	38,537
Medical Properties Trust, Inc.	4,175	37,366
MFA Financial, Inc.	19,821	139,143
Mid-America Apartment Communities, Inc.	3,290	198,124
Mission West Properties, Inc.	2,155	16,357
Monmouth Real Estate Investment Corp. — Class A	2,402	19,048
MPG Office Trust, Inc.*(1)	8,550	18,041
National Health Investors, Inc.	1,964	82,743
National Retail Properties, Inc.(1)	5,424	145,743
Newcastle Investment Corp.	8,010	32,601
NorthStar Realty Finance Corp.	6,650	21,945
Omega Healthcare Investors, Inc.	8,955	142,653
Parkway Properties, Inc.	1,829	20,137
Pebblebrook Hotel Trust	1,920	30,048
Pennsylvania Real Estate Investment Trust	1,651	12,762
PennyMac Mortgage Investment Trust	1,510	24,009
Post Properties, Inc.	2,851	99,044
Potlatch Corp.	2,961	93,331
PS Business Parks, Inc.	939	46,518
Ramco-Gershenson Properties Trust	3,084	25,289
Redwood Trust, Inc.	4,809	53,717
Resource Capital Corp.	4,352	21,760
Retail Opportunity Investments Corp.	3,690	40,885
RLJ Lodging Trust	2,320	29,626
Sabra Healthcare REIT, Inc.	2,163	20,635
Saul Centers, Inc.	438	14,809
Sovran Self Storage, Inc.	1,807	67,166
STAG Industrial, Inc.	2,090	21,318
Starwood Property Trust, Inc.	5,950	102,102
Strategic Hotels & Resorts, Inc.*	14,430	62,193
Summit Hotel Properties, Inc.	2,360	16,662
Sun Communities, Inc.(1)	1,381	48,597
Sunstone Hotel Investors, Inc.*	4,644	26,424
Tanger Factory Outlet Centers, Inc.	7,504	195,179
Terreno Realty Corp.(1)	1,220	15,653
Two Harbors Investment Corp.	8,840	78,057
UMH Properties, Inc.	1,500	13,635
Universal Health Realty Income Trust	597	20,065
Urstadt Biddle Properties, Inc. — Class A	2,135	34,096
Washington Real Estate Investment Trust(1)	3,722	104,886
Whitestone REIT — Class B	550	6,127
Winthrop Realty Trust	2,680	23,289

		5,321,885

Real Estate Management & Development — 0.1%
Avatar Holdings, Inc.*	512	4,188
Forestar Group, Inc*	3,218	35,109
Kennedy-Wilson Holdings, Inc.(1)	2,300	24,380
Tejon Ranch Co.*	1,338	31,938

		95,615

Thrifts & Mortgage Finance — 0.9%
Abington Bancorp, Inc.	607	4,370
Astoria Financial Corp.(1)	3,980	30,606
Bank Mutual Corp.	4,081	10,651
BankFinancial Corp.	1,681	11,162
Beneficial Mutual Bancorp, Inc.*	150	1,118
Berkshire Hills Bancorp, Inc.	1,401	25,876
BofI Holding, Inc.*	270	3,634
Brookline Bancorp, Inc.(1)	2,768	21,341
Clifton Savings Bancorp, Inc.	1,240	11,358
Dime Community Bancshares	1,113	11,275
Doral Financial Corp.*	15,068	16,424
ESB Financial Corp.	360	3,946
ESSA Bancorp, Inc.	1,770	18,603
Federal Agricultural Mortgage Corp. — Class C	80	1,522
First Financial Holdings, Inc.	964	3,866
First Pactrust Bancorp, Inc.(1)	1,720	19,488
Flagstar Bancorp, Inc.*	25,390	12,439
Flushing Financial Corp.	1,464	15,811
Fox Chase Bancorp, Inc.	980	12,426
Franklin Financial Corp.*	20	221
Home Federal Bancorp, Inc.	1,853	14,490
Kearny Financial Corp.	1,229	10,864
Meridian Interstate Bancorp, Inc.*	1,140	12,437
MGIC Investment Corp.*	7,700	14,399
Northwest Bancshares, Inc.(1)	5,648	67,268
OceanFirst Financial Corp.	798	9,313
Ocwen Financial Corp.*	4,546	60,053
Oritani Financial Corp.	4,350	55,941
Provident Financial Services, Inc.(1)	2,645	28,434
Provident New York Bancorp	1,054	6,134
Radian Group, Inc.(1)	2,036	4,459
Rockville Financial, Inc.	672	6,371
Roma Financial Corp.	1,730	14,099
Territorial Bancorp, Inc.	860	16,469
The PMI Group, Inc.*(1)	17,690	3,538

8

Wilmington Funds — Multi-Manager Funds
Small-Cap Strategy Fund
  Investments / September 30, 2011 (Unaudited) — continued

	Shares	Value
TrustCo Bank Corp.	7,650	$34,119
United Financial Bancorp, Inc.	380	5,202
ViewPoint Financial Group	621	7,110
Westfield Financial, Inc.	2,284	15,052
WSFS Financial Corp.	508	16,038

		637,927

Total Financials		13,238,794

Health Care — 14.4%
Biotechnology — 4.4%
Achillion Pharmaceuticals, Inc.*(1)	4,220	19,918
Acorda Therapeutics, Inc.*(1)	3,793	75,708
Affymax, Inc.*	5,105	22,870
Alkermes Plc	8,233	125,636
Allos Therapeutics, Inc.*	5,958	10,963
Alnylam Pharmaceuticals, Inc.*	3,110	20,433
AMAG Pharmaceuticals, Inc.*(1)	330	4,871
Anacor Pharmaceuticals, Inc.*(1)	50	285
Anthera Pharmaceuticals, Inc.*	2,510	11,973
Ardea Biosciences, Inc.*(1)	2,066	32,271
Arena Pharmaceuticals, Inc.*(1)	12,110	17,560
Ariad Pharmaceuticals, Inc.*(1)	10,840	95,284
ArQule, Inc.*	5,850	29,542
Array Biopharma, Inc.*	3,453	6,768
Astex Pharmaceuticals, Inc.*	2,500	4,800
AVEO Pharmaceuticals, Inc.*	3,260	50,171
AVI BioPharma, Inc.*(1)	4,470	5,006
BioCryst Pharmaceuticals, Inc.*(1)	3,080	8,501
Biomimetic Therapeutics, Inc.*	2,209	7,290
Biosante Pharmaceuticals, Inc.*(1)	14,650	33,402
Biospecifics Technologies Corp.*	150	2,421
Biotime, Inc.*	3,470	15,303
Celldex Therapeutics, Inc.*	1,693	3,869
Cepheid, Inc.*(1)	5,087	197,528
Chelsea Therapeutics International, Inc.*	7,910	28,871
Cleveland Biolabs, Inc.*(1)	7,460	18,948
Codexis, Inc.*(1)	3,030	13,847
Cubist Pharmaceuticals, Inc.*(1)	5,262	185,854
Curis, Inc.*(1)	5,500	17,380
Cytori Therapeutics, Inc.*(1)	6,967	20,553
Dusa Pharmaceuticals, Inc.*	4,310	15,947
Dyax Corp.*	6,611	8,330
Dynavax Technologies Corp.*(1)	11,860	22,060
Emergent Biosolutions, Inc.*	2,431	37,510
Exact Sciences Corp.*	4,850	32,155
Exelixis, Inc.*(1)	12,812	69,954
Genomic Health, Inc.*(1)	750	16,485
Geron Corp.*(1)	12,587	26,684
Halozyme Therapeutics, Inc.*(1)	8,161	50,109
Idenix Pharmaceuticals, Inc.*	3,262	16,277
Immunogen, Inc.*	6,748	73,958
Immunomedics, Inc.*(1)	6,910	22,112
Incyte Corp.*(1)	6,227	86,991
Infinity Pharmaceuticals, Inc.*	610	4,301
Inhibitex, Inc.*	760	1,870
Insmed, Inc.*(1)	2,160	11,016
InterMune, Inc.*	4,026	81,325
Ironwood Pharmaceuticals, Inc.*	4,920	53,136
Isis Pharmaceuticals, Inc.*(1)	9,252	62,729
Keryx Biopharmaceuticals, Inc.*(1)	5,810	17,430
Lexicon Pharmaceuticals, Inc.*(1)	18,740	17,239
Ligand Pharmaceuticals, Inc.*	1,525	20,862
MannKind Corp.*(1)	6,577	24,927
Maxygen, Inc.	1,716	9,387
Medivation, Inc.*	3,231	54,862
Metabolix, Inc.*(1)	936	4,100
Micromet, Inc.*(1)	8,630	41,424
Momenta Pharmaceuticals, Inc.*	5,000	57,500
Nabi Biopharmaceuticals*	4,488	7,540
Neurocrine Biosciences, Inc.*	4,237	25,337
Novavax, Inc.*(1)	5,063	8,151
NPS Pharmaceuticals, Inc.*	8,252	53,721
Nymox Pharmaceutical Corp.*(1)	320	2,618
Oncothyreon, Inc.*(1)	4,160	24,877
Onyx Pharmaceuticals, Inc.*	5,614	168,476
Opko Health, Inc.*(1)	10,700	46,331
Orexigen Therapeutics, Inc.*(1)	4,375	8,706
Osiris Therapeutics, Inc.*(1)	1,794	9,185
PDL BioPharma, Inc.(1)	9,486	52,647
Peregrine Pharmaceuticals, Inc.*(1)	9,870	10,758
Pharmacyclics, Inc.*	4,040	47,793
Progenics Pharmaceuticals, Inc.*	1,706	9,792
Raptor Pharmaceutical Corp.*	4,130	18,626
Rigel Pharmaceuticals, Inc.*	4,261	31,361
Sangamo Biosciences, Inc.*(1)	6,355	27,644
Savient Pharmaceuticals, Inc.*(1)	3,128	12,825
Sciclone Pharmaceuticals, Inc.*	2,980	11,354
Seattle Genetics, Inc.*	7,705	146,857
SIGA Technologies, Inc.*(1)	1,840	6,017
Spectrum Pharmaceuticals, Inc.*	4,450	33,953
Sunesis Pharmaceuticals, Inc.*(1)	12,410	15,264
Synta Pharmaceuticals Corp.*(1)	2,000	6,500
Targacept, Inc.*	2,510	37,650
Theravance, Inc.*(1)	6,056	121,968
Vanda Pharmaceuticals, Inc.*	2,420	11,979
Vical, Inc.*(1)	6,870	17,038
Zalicus, Inc.*(1)	12,100	11,865
ZIOPHARM Oncology, Inc.*(1)	6,350	28,003
Zogenix, Inc.*(1)	3,430	6,277

		3,049,619

Health Care Equipment & Supplies — 3.7%
Abaxis, Inc.*(1)	1,891	43,323
Abiomed, Inc.*(1)	1,932	21,310
AccuRay, Inc.*	8,592	34,540
Align Technology, Inc.*	5,701	86,484
Alimera Sciences, Inc.*(1)	50	400
Alphatec Holdings, Inc.*(1)	6,490	13,694
Analogic Corp.	1,208	54,855
AngioDynamics, Inc.*	1,899	24,953
Antares Pharma, Inc.*	12,450	28,884
Arthrocare Corp.*	2,390	68,760
AtriCure, Inc.*	2,070	20,162
Atrion Corp.	160	33,182
Biolase Technology, Inc.*(1)	4,747	14,241
Cantel Medical Corp.	1,044	22,049
Cardiovascular Systems, Inc.*	80	911
Cerus Corp.*(1)	4,210	8,925
Conceptus, Inc.*	2,030	21,254
Conmed Corp.*	673	15,486
Cryolife, Inc.*	1,550	6,960
Cyberonics, Inc.*	2,230	63,109
Cynosure, Inc. — Class A*	603	6,084
Delcath Systems, Inc.*(1)	6,580	21,977

9

Wilmington Funds — Multi-Manager Funds
Small-Cap Strategy Fund
  Investments / September 30, 2011 (Unaudited) — continued

	Shares	Value
DexCom, Inc.*	5,423	$65,076
DynaVox, Inc. — Class A*	1,310	4,716
Endologix, Inc.*(1)	3,110	31,224
Exactech, Inc.*	622	8,758
Greatbatch, Inc.*	501	10,025
Haemonetics Corp.*	2,055	120,176
Hansen Medical, Inc.*	2,673	8,874
HeartWare International, Inc.*(1)	1,020	65,698
ICU Medical, Inc.*	817	30,066
Insulet Corp.*(1)	3,651	55,714
Integra LifeSciences Holdings Corp.*	2,187	78,229
Invacare Corp.	1,734	39,951
IRIS International, Inc.*	2,395	21,483
Kensey Nash Corp.*(1)	558	13,671
MAKO Surgical Corp.*(1)	2,660	91,025
Masimo Corp.	3,261	70,601
Medical Action Industries, Inc.*	1,124	5,676
Meridian Bioscience, Inc.(1)	3,474	54,681
Merit Medical Systems, Inc.*	4,190	55,057
Natus Medical, Inc.*	2,313	21,997
Neogen Corp.*	1,903	66,072
Neoprobe Corp.*(1)	9,470	28,031
NuVasive, Inc.*(1)	3,480	59,404
NxStage Medical, Inc.*	4,411	92,014
OraSure Technologies, Inc.*	3,017	24,015
Orthofix International N.V.	1,861	64,223
Palomar Medical Technologies, Inc.*	1,403	11,056
Quidel Corp.*(1)	2,587	42,349
Rockwell Medical Technologies, Inc.*(1)	1,840	15,014
RTI Biologics, Inc.*	4,000	13,160
Solta Medical, Inc.*	9,510	11,888
SonoSite, Inc.*(1)	1,345	40,807
Spectranetics Corp.*	1,838	13,123
Staar Surgical Co.*(1)	4,000	31,200
Stereotaxis, Inc.*(1)	9,616	10,674
STERIS Corp.	5,270	154,253
SurModics, Inc.*	2,360	21,476
Symmetry Medical, Inc.*	3,068	23,685
Synovis Life Technologies, Inc.*	494	8,250
Tornier BV	1,020	20,900
Unilife Corp.*(1)	5,050	21,210
Uroplasty, Inc.*(1)	3,300	16,005
Vascular Solutions, Inc.*	250	2,863
Volcano Corp.*(1)	4,339	128,565
West Pharmaceutical Services, Inc.(1)	1,770	65,667
Wright Medical Group, Inc.*	1,890	33,793
Young Innovations, Inc.	390	11,115
Zoll Medical Corp.*	1,803	68,045

		2,563,098

Health Care Providers & Services — 3.1%
Accretive Health, Inc.*(1)	3,100	65,813
Air Methods Corp.*	1,051	66,917
Alliance HealthCare Services, Inc.*	3,130	3,568
Almost Family, Inc.*	248	4,124
Amedisys, Inc.*(1)	1,086	16,095
AMN Healthcare Services, Inc.*	6,098	24,453
AmSurg Corp.*	1,900	42,750
Assisted Living Concepts, Inc. — Class A(1)	1,544	19,562
Bio-Reference Labs, Inc.*	988	18,189
BioScrip, Inc.*	4,040	25,694
Capital Senior Living Corp.*	2,468	15,228
CardioNet, Inc.*	1,800	5,400
Centene Corp.*	3,347	95,958
Chemed Corp.	1,915	105,248
Chindex International, Inc.*	861	7,585
Continucare Corp.*	1,590	10,144
Corvel Corp.*	370	15,725
Cross Country Healthcare, Inc.*	2,414	10,091
Emeritus Corp.*(1)	2,986	42,103
ExamWorks Group, Inc.*(1)	2,650	26,977
Five Star Quality Care, Inc.*	5,300	13,250
Gentiva Health Services, Inc.*	247	1,363
Hanger Orthopedic Group, Inc.*	1,653	31,225
HealthSouth Corp.*	4,134	61,721
Healthspring, Inc.*	4,793	174,753
Healthways, Inc.*	3,190	31,358
HMS Holdings Corp.*	7,797	190,169
IPC The Hospitalist Co., Inc.*	1,270	45,326
Kindred Healthcare, Inc.*	1,805	15,559
Landauer, Inc.	646	32,003
LHC Group, Inc.*	1,497	25,539
Magellan Health Services, Inc.*	1,875	90,563
MedQuist Holdings, Inc.*	3,140	23,738
Metropolitan Health Networks, Inc.*	4,330	19,658
Molina Healthcare, Inc.*	2,772	42,800
MWI Veterinary Supply, Inc.*	1,080	74,326
National HealthCare Corp.	1,000	32,300
National Research Corp.(1)	460	15,244
Owens & Minor, Inc.	5,596	159,374
PharMerica Corp.*(1)	1,519	21,676
PSS World Medical, Inc.*(1)	5,212	102,624
RadNet, Inc.*	6,170	15,055
Select Medical Holdings Corp.*	4,530	30,215
Skilled Healthcare Group, Inc. — Class A*(1)	1,569	5,664
Sun Healthcare Group, Inc.*	2,163	5,840
Sunrise Senior Living, Inc.*(1)	6,090	28,197
Team Health Holdings, Inc.*	2,840	46,633
The Ensign Group, Inc.(1)	1,329	30,713
The Providence Service Corp.*	1,450	15,443
Triple-S Management Corp. — Class B*	351	5,879
U.S. Physical Therapy, Inc.	812	15,038
Universal American Corp.	1,093	10,996
WellCare Health Plans, Inc.*	3,420	129,892

		2,165,758

Health Care Technology — 0.8%
Athenahealth, Inc.*(1)	2,900	172,695
Computer Programs & Systems, Inc.	803	53,118
ePocrates, Inc.*	1,390	12,524
Healthstream, Inc.*	1,790	22,966
MedAssets, Inc.*	4,359	41,890
Medidata Solutions, Inc.*	1,720	28,277
MedQuist, Inc.	70	532
Merge Healthcare, Inc.*(1)	4,820	29,354
Omnicell, Inc.*	1,348	18,575

10

Wilmington Funds — Multi-Manager Funds
Small-Cap Strategy Fund
  Investments / September 30, 2011 (Unaudited) — continued

	Shares	Value
Quality Systems, Inc.(1)	1,588	$154,036
Transcend Services, Inc.*	490	11,045

		545,012

Life Sciences Tools & Services — 0.5%
Affymetrix, Inc.*	6,094	29,861
BG Medicine, Inc.*(1)	3,560	12,638
Caliper Life Sciences, Inc.*	3,950	41,356
Cambrex Corp.*	2,214	11,158
Complete Genomics, Inc.*	1,700	9,979
Enzo Biochem, Inc.*	2,252	5,788
eResearch Technology, Inc.*	1,143	5,098
Fluidigm Corp.*(1)	100	1,393
Furiex Pharmaceuticals, Inc.*	720	10,246
Harvard Bioscience, Inc.*	4,710	19,876
Luminex, Corp.*	2,918	64,692
Pacific Biosciences of California, Inc.*(1)	1,380	4,430
Parexel International Corp.*	3,859	73,051
Sequenom, Inc.*(1)	6,412	32,637

		322,203

Pharmaceuticals — 1.9%
Acura Pharmaceuticals, Inc.*(1)	1,700	5,780
Aegerion Pharmaceuticals, Inc.*	70	887
Akorn, Inc.*	3,570	27,882
Ampio Pharmaceuticals, Inc.*	60	399
Auxilium Pharmaceuticals, Inc.*(1)	4,281	64,172
AVANIR Pharmaceuticals, Inc. — Class A*(1)	10,630	30,402
Cadence Pharmaceuticals, Inc.*(1)	1,939	12,700
Columbia Laboratories, Inc.*	7,640	14,898
Corcept Therapeutics, Inc.*(1)	490	1,519
Cornerstone Therapeutics, Inc.*	20	128
Depomed, Inc.*(1)	4,260	23,004
Durect Corp.*	5,105	8,219
Endocyte, Inc.*	2,180	23,108
Hi-Tech Pharmacal Co., Inc.*	990	33,264
Impax Laboratories, Inc.*(1)	4,390	78,625
ISTA Pharmaceuticals, Inc.*	3,690	12,730
Jazz Pharmaceuticals, Inc.*	1,980	82,210
Lannett Co., Inc.*	3,990	15,282
MAP Pharmaceuticals, Inc.*	1,184	17,310
Medicis Pharmaceutical Corp. — Class A	5,137	187,398
Nektar Therapeutics*	6,772	32,844
Neostem, Inc.*	18,520	12,038
Obagi Medical Products, Inc.*	1,610	14,603
Optimer Pharmaceuticals, Inc.*(1)	4,315	59,720
Pain Therapeutics, Inc.*(1)	4,850	23,086
Par Pharmaceutical Cos., Inc.*	1,910	50,844
Pozen, Inc.*	2,145	5,169
Questcor Pharmaceuticals, Inc.*	4,339	118,281
Sagent Pharmaceuticals, Inc.*(1)	960	19,430
Salix Pharmaceuticals, Ltd.*(1)	4,357	128,967
Santarus, Inc.*	3,410	9,514
Sucampo Pharmaceuticals, Inc. — Class A*	892	3,327
The Medicines Co.*	4,789	71,260
ViroPharma, Inc.*	4,254	76,870
Vivus, Inc.*(1)	8,366	67,514
XenoPort, Inc.*	2,664	15,718

		1,349,102

Total Health Care		9,994,792

Industrials — 15.1%
Aerospace & Defense — 1.8%
AAR Corp.	1,586	26,439
Aerovironment, Inc.*(1)	1,454	40,930
American Science & Engineering, Inc.(1)	964	58,852
Astronics Corp.(1)	144	3,970
Astronics Corp.*	1,310	37,008
Ceradyne, Inc.*	1,072	28,826
Cubic Corp.	1,208	47,197
Curtiss-Wright Corp.	1,726	49,761
DigitalGlobe, Inc.*	3,380	65,673
Ducommun, Inc.	1,524	22,830
Esterline Technologies Corp.*	1,587	82,270
GenCorp, Inc.*(1)	6,709	30,123
GeoEye, Inc.*	839	23,786
HEICO Corp.(1)	3,331	164,018
Hexcel Corp.*	8,213	182,000
Keyw Holding Corp./The*(1)	2,140	15,215
Kratos Defense & Security Solutions, Inc.*(1)	3,451	23,191
LMI Aerospace, Inc.*	657	11,208
Moog, Inc. — Class A*	2,036	66,414
National Presto Industries, Inc.(1)	432	37,545
Orbital Sciences Corp.*	1,351	17,293
Taser International, Inc.*(1)	4,151	17,891
Teledyne Technologies, Inc.*	2,384	116,482
Triumph Group, Inc.(1)	2,430	118,438

		1,287,360

Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc.*	6,210	26,889
Atlas Air Worldwide Holdings, Inc.*	1,164	38,750
Forward Air Corp.	2,801	71,286
Hub Group, Inc. — Class A*	3,642	102,959
Pacer International, Inc.*(1)	2,385	8,944
Park-Ohio Holdings Corp.*	1,020	12,250

		261,078

Airlines — 0.5%
Alaska Air Group, Inc.*	2,297	129,298
Allegiant Travel Co.*(1)	1,244	58,630
Hawaiian Holdings, Inc.*	5,293	22,284
JetBlue Airways Corp.*(1)	11,944	48,970
Republic Airways Holdings, Inc.*	1,241	3,512
SkyWest, Inc.	2,793	32,147
Spirit Airlines, Inc.*	850	10,625
US Airways Group, Inc.*	6,536	35,948

		341,414

Building Products — 0.5%
AAON, Inc.(1)	1,338	21,074
Ameresco, Inc. — Class A*	1,880	19,101
American Woodmark Corp.	645	7,811
Ameron International Corp.	527	44,763
Builders FirstSource, Inc.*	2,760	3,505
Griffon Corp.*	1,599	13,080
Insteel Industries, Inc.	1,260	12,688

11

Wilmington Funds — Multi-Manager Funds
Small-Cap Strategy Fund
  Investments / September 30, 2011 (Unaudited) — continued

	Shares	Value
NCI Building Systems, Inc.*	1,852	$14,001
Quanex Building Products Corp.	2,293	25,108
Simpson Manufacturing Co., Inc.	1,211	30,190
Smith (A.O.) Corp.	2,138	68,480
Trex Co., Inc.*(1)	1,199	19,220
Universal Forest Products, Inc.(1)	716	17,220
USG Corp.*(1)	4,020	27,055

		323,296

Commercial Services & Supplies — 2.7%
ABM Industries, Inc.	2,319	44,200
ACCO Brands Corp.*	5,070	24,184
American Reprographics Co.*	4,238	14,240
APAC Customer Services, Inc.*	2,150	18,318
Casella Waste Systems, Inc. — Class A*	4,260	22,408
Cenveo, Inc.*(1)	4,333	13,042
Clean Harbors, Inc.*	3,904	200,275
CompX International, Inc.	70	889
Consolidated Graphics, Inc.*	832	30,393
Courier Corp.	104	680
Deluxe Corp.	4,745	88,257
EnergySolutions, Inc.*	5,681	20,054
EnerNOC, Inc.*	1,994	17,946
Ennis, Inc.	2,099	27,413
Fuel Tech, Inc.*	1,231	7,164
G & K Services, Inc. — Class A	1,504	38,412
Healthcare Services Group, Inc.	5,565	89,819
Herman Miller, Inc.(1)	4,695	83,853
Higher One Holdings, Inc.*(1)	3,110	50,600
HNI Corp.(1)	4,553	87,099
Innerworkings, Inc.*	1,930	15,131
Interface, Inc. — Class A	4,985	59,122
Kimball International, Inc. — Class B	2,470	12,004
Knoll, Inc.	4,012	54,964
M&F Worldwide Corp.*	523	12,876
McGrath RentCorp	2,210	52,576
Metalico, Inc.*	673	2,625
Mine Safety Appliances Co.	2,133	57,506
Mobile Mini, Inc.*(1)	1,818	29,888
Multi-Color Corp.	681	15,384
Quad/Graphics, Inc.	1,030	18,612
Rollins, Inc.	5,901	110,408
Schawk, Inc.	1,373	13,552
Standard Parking Corp.*(1)	1,308	20,457
Steelcase, Inc. — Class A	2,860	18,047
Swisher Hygiene, Inc.*(1)	8,610	34,870
Sykes Enterprises, Inc.*	3,352	50,112
Team, Inc.*	1,274	26,729
Tetra Tech, Inc.*	2,614	48,986
The Brink’s Co.	3,730	86,946
The GEO Group, Inc.*	3,158	58,612
TMS International Corp. — Class A*	1,970	14,342
Unifirst Corp.	588	26,631
United Stationers, Inc.	2,448	66,708
US Ecology, Inc.	1,614	24,969
Viad Corp.	2,035	34,554

		1,845,857

Construction & Engineering — 0.7%
Argan, Inc.*	160	1,629
Comfort Systems USA, Inc.	351	2,920
Dycom Industries, Inc.*	3,097	47,384
EMCOR Group, Inc.	2,972	60,421
Furmanite Corp.*	2,481	13,422
Granite Construction, Inc.	1,610	30,220
Great Lakes Dredge & Dock Corp.	6,406	26,073
Insituform Technologies, Inc. — Class A*	1,283	14,857
Layne Christensen Co.*	1,640	37,884
MasTec, Inc.*	4,854	85,479
MYR Group, Inc.*	1,850	32,634
Northwest Pipe Co.*	1,041	21,122
Orion Marine Group, Inc.*	2,438	14,067
Pike Electric Corp.*	1,200	8,124
Primoris Services Corp.(1)	2,220	23,221
Sterling Construction Co., Inc.*	1,755	19,603
Tutor Perini Corp.	2,761	31,724

		470,784

Electrical Equipment — 1.3%
A123 Systems, Inc.*(1)	9,250	31,820
Acuity Brands, Inc.	3,753	135,258
American Superconductor Corp.*	815	3,203
AZZ, Inc.	987	38,266
Belden, Inc.	4,104	105,842
Brady Corp. — Class A	2,289	60,498
Broadwind Energy, Inc.*(1)	12,360	3,957
Capstone Turbine Corp.*(1)	22,630	22,630
Encore Wire Corp.(1)	417	8,582
Ener1, Inc.*	9,360	1,282
EnerSys, Inc.*	2,647	52,993
Franklin Electric Co., Inc.	2,026	73,503
FuelCell Energy, Inc.*(1)	14,744	12,384
Generac Holdings, Inc.*	1,580	29,720
Global Power Equipment Group, Inc.*	1,590	36,999
Hoku Corp.*(1)	4,950	7,920
II-VI, Inc.*	4,224	73,920
LSI Industries, Inc.	1,623	10,111
Powell Industries, Inc.*	739	22,887
PowerSecure International, Inc.*	2,736	12,941
Preformed Line Products Co.	194	8,885
Thermon Group Holdings, Inc.*	930	12,853
Valence Technology, Inc.*(1)	320	333
Vicor Corp.	1,899	16,616
Woodward Governor Co.	5,571	152,646

		936,049

Industrial Conglomerates — 0.2%
Raven Industries, Inc.	1,761	84,880
Seaboard Corp.	17	30,634
Standex International Corp.	1,128	35,115

		150,629

Machinery — 3.1%
3-D Systems Corp.*(1)	4,300	60,157
Accuride Corp.*	4,160	21,299
Actuant Corp. — Class A	3,620	71,495
Alamo Group, Inc.	769	15,987
Albany International Corp. — Class A	2,020	36,865
Altra Holdings, Inc.*	2,853	33,009
American Railcar Industries, Inc.*	219	3,368
Ampco-Pittsburgh Corp.	586	11,984
Astec Industries, Inc.*	1,601	46,877

12

Wilmington Funds — Multi-Manager Funds
Small-Cap Strategy Fund
  Investments / September 30, 2011 (Unaudited) — continued

	Shares	Value
Badger Meter, Inc.(1)	1,368	$39,576
Barnes Group, Inc.	2,535	48,799
Blount International, Inc.*	5,050	67,468
Briggs & Stratton Corp.(1)	1,878	25,372
Cascade Corp.	503	16,795
Chart Industries, Inc.*	2,699	113,817
CIRCOR International, Inc.	1,278	37,535
Clarcor, Inc.	4,178	172,886
Colfax Corp.*(1)	2,375	48,117
Columbus McKinnon Corp.*	1,825	20,002
Commercial Vehicle Group, Inc.*	2,500	16,425
Douglas Dynamics, Inc.	1,520	19,426
Dynamic Materials Corp.	675	10,631
Energy Recovery, Inc.*	2,459	7,402
EnPro Industries, Inc.*	1,517	45,025
ESCO Technologies, Inc.	2,232	56,916
Federal Signal Corp.	5,229	23,112
Flow International, Corp.*	6,661	14,721
Force Protection, Inc.*	6,194	23,847
FreightCar America, Inc.*	1,383	19,929
Graham Corp.	665	11,066
Greenbrier Cos., Inc.*	1,270	14,795
John Bean Technologies Corp.	2,310	32,941
Kadant, Inc.*	1,464	26,001
Kaydon Corp.	952	27,303
L.B. Foster Co. — Class A	856	19,029
Lindsay Corp.	1,138	61,224
Meritor, Inc.*	6,150	43,419
Met-Pro Corp.	1,500	12,870
Middleby Corp.*(1)	1,624	114,427
Miller Industries, Inc.	800	13,880
Mueller Industries, Inc.	2,116	81,656
Mueller Water Products, Inc. — Class A(1)	12,220	30,306
NACCO Industries, Inc. — Class A	216	13,694
NN, Inc.*	1,960	9,898
Omega Flex, Inc.*	150	1,995
PMFG, Inc.*(1)	1,717	27,077
RBC Bearings, Inc.*	1,957	66,518
Robbins & Myers, Inc.	1,999	69,385
Sauer-Danfoss, Inc.*	954	27,571
Sun Hydraulics Corp.(1)	1,897	38,661
Tecumseh Products Co. — Class A*	1,102	8,034
Tennant Co.	1,891	66,885
The Gorman-Rupp Co.(1)	1,500	37,035
Titan International, Inc.(1)	3,595	53,925
Trimas Corp.*	2,020	29,997
Twin Disc, Inc.(1)	833	22,216
Wabash National Corp.*	5,330	25,424
Watts Water Technologies, Inc. — Class A	1,234	32,886
Xerium Technologies, Inc.*(1)	1,490	15,600

		2,164,560

Marine — 0.0%
Baltic Trading, Ltd.(1)	2,070	9,625
Eagle Bulk Shipping, Inc.(1)	2,288	3,592
Excel Maritime Carriers, Ltd.(1)	4,260	8,861
Genco Shipping & Trading, Ltd.(1)	499	3,897
International Shipholding Corp.	45	832
Ultrapetrol Bahamas, Ltd.(1)	1,180	2,679

		29,486

Professional Services — 1.5%
Acacia Research — Acacia Technologies*	3,890	140,001
Barrett Business Services, Inc.	910	12,685
CBIZ, Inc.*(1)	2,657	17,510
CDI Corp.	1,113	11,887
CoStar Group, Inc.*(1)	2,299	119,479
CRA International, Inc.*	657	13,147
Dolan Media Co.*	1,269	11,408
Exponent, Inc.*	1,287	53,192
Franklin Covey Co.*	350	2,660
FTI Consulting, Inc.*(1)	1,260	46,381
GP Strategies Corp.*	1,400	13,986
Heidrick & Struggles International, Inc.	1,660	27,307
Hill International, Inc.*	1,739	8,138
Hudson Highland Group, Inc.*	4,380	14,980
Huron Consulting Group, Inc.*	2,032	63,256
ICF International, Inc.*	1,747	32,861
Inspeity, Inc.	2,001	44,522
Kelly Services, Inc. — Class A	1,647	18,776
Kforce, Inc.*	2,273	22,298
Korn/Ferry International*	1,474	17,968
Mistras Group, Inc.*	780	13,697
Navigant Consulting, Inc.*	822	7,620
Odyssey Marine Exploration, Inc.*(1)	8,680	21,353
On Assignment, Inc.*	2,935	20,750
Pendrell Corp.*	14,960	33,660
Resources Connection, Inc.	1,485	14,523
RPX Corp.*	730	15,118
School Specialty, Inc.*(1)	1,926	13,732
The Advisory Board Co.*	1,398	90,213
The Corporate Executive Board Co.	2,980	88,804
Trueblue, Inc.*	3,421	38,760
VSE Corp.	336	8,696

		1,059,368

Road & Rail — 1.4%
Amerco, Inc.*	722	45,089
Arkansas Best Corp.	2,276	36,757
Avis Budget Group, Inc.*(1)	9,860	95,346
Celadon Group, Inc.	1,888	16,765
Dollar Thrifty Automotive Group, Inc.*(1)	2,370	133,431
Genesee & Wyoming, Inc. — Class A*	3,577	166,402
Heartland Express, Inc.(1)	4,598	62,349
Knight Transportation, Inc.	6,017	80,086
Marten Transport, Ltd.	1,499	25,843
Old Dominion Freight Line, Inc.*	4,210	121,964
Patriot Transportation Holding, Inc.*	930	18,795
Quality Distribution, Inc.*	50	449
RailAmerica, Inc.*	1,320	17,200
Roadrunner Transportation Systems, Inc.*	1,120	15,366
Saia, Inc.*	1,519	15,980
Swift Transportation Co.*(1)	2,890	18,612
Universal Truckload Services, Inc.	380	4,940
Werner Enterprises, Inc.(1)	3,341	69,593
Zipcar, Inc.*(1)	670	12,060

		957,027

13

Wilmington Funds — Multi-Manager Funds
Small-Cap Strategy Fund
  Investments / September 30, 2011 (Unaudited) — continued

	Shares	Value
Trading Companies & Distributors — 1.0%
Aceto Corp.	1,663	$8,797
Aircastle, Ltd.	4,035	38,413
Applied Industrial Technologies, Inc.	4,050	109,998
Beacon Roofing Supply, Inc.*	3,944	63,065
CAI International, Inc.*	990	11,603
DXP Enterprises, Inc.*	640	12,051
Essex Rental Corp.*	3,970	9,766
H&E Equipment Services, Inc.*	2,905	23,966
Houston Wire & Cable Co.(1)	1,199	13,776
Interline Brands, Inc.*	1,128	14,517
Kaman Corp.(1)	2,412	67,174
Lawson Products, Inc.	430	5,814
RSC Holdings, Inc.*	1,674	11,936
Rush Enterprises, Inc. — Class A*	1,160	16,426
SeaCube Container Leasing Ltd.	1,630	19,772
TAL International Group, Inc.(1)	1,889	47,112
Textainer Group Holdings, Ltd.	854	17,319
Titan Machinery, Inc.*	690	12,351
United Rentals, Inc.*(1)	3,630	61,129
Watsco, Inc.(1)	1,993	101,842

		666,827

Total Industrials		10,493,735

Information Technology — 18.4%
Communications Equipment — 2.2%
Adtran, Inc.	6,051	160,109
Anaren, Inc.*	1,241	23,765
Arris Group, Inc.*	5,621	57,896
Aruba Networks, Inc.*(1)	7,715	161,321
Aviat Networks, Inc.*	5,548	13,038
Bel Fuse, Inc. — Class B	1,167	18,194
Bigband Networks, Inc.*	4,177	5,347
Black Box Corp.	528	11,273
Blue Coat Systems, Inc.*	2,244	31,147
Calix, Inc.*	3,894	30,373
Comtech Telecommunications Corp.	739	20,758
DG FastChannel, Inc.*(1)	2,057	34,866
Dialogic, Inc.*(1)	6,300	11,655
Digi International, Inc.*	1,982	21,802
Emcore Corp.*(1)	11,590	11,474
Emulex Corp.*	2,470	15,808
Extreme Networks, Inc.*	8,316	22,037
Finisar Corp.*(1)	8,120	142,425
Globecomm Systems, Inc.*	1,996	26,966
Harmonic, Inc.*	3,812	16,239
Infinera Corp.*(1)	5,136	39,650
InterDigital, Inc.(1)	4,078	189,953
Ixia*	4,065	31,179
KVH Industries, Inc.*	1,690	13,368
Loral Space & Communications, Inc.*	781	39,128
Meru Networks, Inc.*(1)	1,250	10,187
Netgear, Inc.*	3,667	94,939
Oclaro, Inc.*(1)	400	1,456
Oplink Communications, Inc.*	1,621	24,542
Opnext, Inc.*	3,388	4,235
Plantronics, Inc.	2,096	59,631
Powerwave Technologies, Inc.*(1)	15,630	26,884
Procera Networks, Inc.*	230	2,208
Seachange International, Inc.*	2,330	17,941
ShoreTel, Inc.*	3,330	16,583
Sonus Networks, Inc.*	3,560	7,725
Sycamore Networks, Inc.	1,565	28,248
Symmetricom, Inc.*	3,128	13,576
Tekelec*	1,963	11,857
Viasat, Inc.*(1)	1,872	62,356

		1,532,139

Computers & Peripherals — 0.6%
Avid Technology, Inc.*(1)	2,737	21,184
Cray, Inc.*	2,760	14,656
Electronics for Imaging, Inc.*	2,098	28,260
Imation Corp.*	2,568	18,772
Immersion Corp.*(1)	1,927	11,523
Intermec, Inc.*	4,242	27,658
Intevac, Inc.*	2,466	17,237
Novatel Wireless, Inc.*	2,481	7,493
OCZ Technology Group, Inc.*(1)	5,220	25,317
Quantum Corp.*	8,960	16,218
Silicon Graphics International Corp.*	2,050	24,436
STEC, Inc.*	4,156	42,142
Stratasys, Inc.*(1)	2,470	45,794
Super Micro Computer, Inc.*	1,918	24,032
Synaptics, Inc.*	1,843	44,048
Xyratex Ltd.(1)	2,550	23,638

		392,408

Electronic Equipment, Instruments & Components — 2.5%
Aeroflex Holding Corp.*	2,110	19,201
Agilysys, Inc.*	1,880	13,404
Anixter International, Inc.	1,825	86,578
Benchmark Electronics, Inc.*	2,020	26,280
Brightpoint, Inc.*	4,055	37,347
Checkpoint Systems, Inc.*	1,723	23,398
Cognex Corp.(1)	3,640	98,681
Coherent, Inc.*	1,874	80,507
CTS Corp.	2,508	20,390
Daktronics, Inc.	2,978	25,551
DDi Corp.	2,050	14,842
DTS, Inc.*	1,517	37,667
Echelon Corp.*(1)	2,929	20,532
Electro Rent Corp.	1,504	20,770
Electro Scientific Industries, Inc.*	1,603	19,060
eMagin Corp.*	4,660	12,256
Fabrinet	1,440	26,928
FARO Technologies, Inc.*	1,633	51,521
FEI Co.*	3,452	103,422
GSI Group, Inc.*	2,430	18,662
Insight Enterprises, Inc.*	2,840	42,998
Littelfuse, Inc.	2,165	87,055
Maxwell Technologies, Inc.*(1)	2,468	45,436
Measurement Specialties, Inc.*	1,461	37,928
Mercury Computer Systems, Inc.*	995	11,443
Methode Electronics, Inc.	3,057	22,714
Microvision, Inc.*(1)	28,890	19,648
MTS Systems Corp.	1,470	45,041
Multi-Fineline Electronix, Inc.*	683	13,619
NeoPhotonics Corp.*	350	2,408
Newport Corp.*	2,532	27,371

14

Wilmington Funds — Multi-Manager Funds
Small-Cap Strategy Fund
  Investments / September 30, 2011 (Unaudited) — continued

	Shares	Value
OSI Systems, Inc.*	1,319	$44,213
Park Electrochemical Corp.	322	6,881
PC Connection, Inc.*	1,259	10,047
Plexus Corp.*	3,368	76,184
Power-One, Inc.*(1)	5,430	24,435
Pulse Electronics Corp.	3,242	9,272
Radisys Corp.*	2,192	13,415
Richardson Electronics, Ltd.	1,100	14,971
Rofin-Sinar Technologies, Inc.*	1,223	23,482
Rogers Corp.*	1,372	53,686
Sanmina-SCI Corp.*	5,780	38,610
ScanSource, Inc.*	1,531	45,256
Synnex Corp.*	1,172	30,706
TTM Technologies, Inc.*	3,749	35,653
Universal Display Corp.*(1)	3,117	149,429
Viasystems Group, Inc.*	20	352
Vishay Precision Group, Inc.*	1,480	19,506
X-Rite, Inc.*	5,060	18,874
Zygo Corp.*	1,820	21,039

		1,748,669

Internet Software & Services — 2.1%
Ancestry.com, Inc.*	2,430	57,105
comScore, Inc.*(1)	2,765	46,646
Constant Contact, Inc.*	2,963	51,230
Cornerstone OnDemand, Inc.*(1)	1,620	20,315
DealerTrack Holdings, Inc.*	3,858	60,455
Demand Media, Inc.*	1,930	15,440
Dice Holdings, Inc.*	5,030	39,335
Digital River, Inc.*	1,891	39,200
Earthlink, Inc.	4,933	32,212
Envestnet, Inc.*	1,560	15,600
InfoSpace, Inc.*	514	4,297
Internap Network Services Corp.*	3,975	19,557
Intralinks Holdings, Inc.*	3,200	24,032
j2 Global Communications, Inc.(1)	4,155	111,769
Keynote Systems, Inc.	1,429	30,195
KIT Digital, Inc.*(1)	2,390	20,076
Limelight Networks, Inc.*(1)	10,502	24,785
Liquidity Services, Inc.*	1,770	56,764
LivePerson, Inc.*	4,650	46,267
LogMeIn, Inc.*(1)	1,670	55,461
LoopNet, Inc.*	1,082	18,535
Marchex, Inc. — Class B(1)	2,015	17,128
ModusLink Global Solutions, Inc.	4,849	16,923
Move, Inc.*	19,590	28,405
NIC, Inc.	5,073	58,086
OpenTable, Inc.*(1)	1,960	90,180
Openwave Systems, Inc.*	9,230	14,399
Perficient, Inc.*	1,026	7,510
QuinStreet, Inc.*	2,970	30,739
Realnetworks, Inc.	719	6,063
Responsys, Inc.*	1,700	18,326
RightNow Technologies, Inc.*	1,961	64,811
Saba Software, Inc.*	4,330	24,941
SciQuest, Inc.*	1,520	22,709
SPS Commerce, Inc.*	20	326
Stamps.com, Inc.	810	16,556
support.com, Inc.*	6,691	13,248
TechTarget, Inc.*	1,335	7,623
The Active Network, Inc.*	890	13,128
Travelzoo, Inc.*(1)	620	13,634
United Online, Inc.	2,573	13,457
ValueClick, Inc.*	7,659	119,174
Vocus, Inc.*	994	16,659
Web.com Group, Inc.*	3,040	21,219
XO Group, Inc.*	1,994	16,291
Zix Corp.*	3,220	8,597

		1,449,408

IT Services — 2.0%
Acxiom Corp.*	3,271	34,803
CACI International, Inc. — Class A*(1)	1,553	77,557
Cardtronics, Inc.*	3,510	80,449
Cass Information Systems, Inc.(1)	255	7,918
CIBER, Inc.*	5,232	15,853
Computer Task Group, Inc.*	1,060	11,840
Convergys Corp.*	3,610	33,862
CSG Systems International, Inc.*	3,190	40,322
Echo Global Logistics, Inc.*	1,180	15,694
Euronet Worldwide, Inc.*	2,636	41,491
ExlService Holdings, Inc.*	1,755	38,610
Forrester Research, Inc.	1,405	45,676
Global Cash Access Holdings, Inc.*	6,251	16,003
Heartland Payment Systems, Inc.	3,569	70,381
iGate Corp.(1)	2,038	23,518
Jack Henry & Associates, Inc.	7,649	221,668
Lionbridge Technologies, Inc.*	6,910	16,999
Mantech International Corp. — Class A	831	26,077
MAXIMUS, Inc.	3,364	117,404
MoneyGram International, Inc.*	5,900	13,747
NCI, Inc. — Class A*	722	8,613
Ness Technologies, Inc.*	2,910	22,291
Sapient Corp.	9,910	100,487
ServiceSource International, Inc.*(1)	1,260	16,645
Syntel, Inc.	1,165	50,316
Teletech Holdings, Inc.*	2,008	30,602
The Hackett Group, Inc.*	3,913	14,595
TNS, Inc.*	2,776	52,189
Unisys Corp.*	2,241	35,161
Virtusa Corp.*	1,109	14,639
Wright Express Corp.*	3,156	120,054

		1,415,464

Semiconductors & Semiconductor Equipment — 4.0%
Advanced Energy Industries, Inc.*	3,732	32,170
Alpha & Omega Semiconductor, Ltd.	1,930	15,845
Amkor Technology, Inc.*(1)	9,184	40,042
Amtech Systems, Inc.*	1,300	10,400
ANADIGICS, Inc.*(1)	5,660	12,226
Applied Micro Circuits Corp.*	6,434	34,551
ATMI, Inc.*	2,642	41,796
Axcelis Technologies, Inc.*	14,120	16,944
AXT, Inc.*	4,270	21,521
Brooks Automation, Inc.	2,324	18,941
Cabot Microelectronics Corp.*(1)	1,131	38,895
Cavium, Inc.*(1)	4,304	116,251
Ceva, Inc.*	2,182	53,044
Cirrus Logic, Inc.*	5,680	83,723
Cohu, Inc.	2,173	21,469
CSR PLC*	869	11,284

15

Wilmington Funds — Multi-Manager Funds
Small-Cap Strategy Fund
  Investments / September 30, 2011 (Unaudited) — continued

	Shares	Value
Cymer, Inc.*	1,666	$61,942
Diodes, Inc.*	2,965	53,133
DSP Group, Inc.*	1,625	9,588
Entegris, Inc.*	7,800	49,764
Entropic Communications, Inc.*(1)	7,080	29,240
Evergreen Solar, Inc.*	2,080	67
Exar Corp.*	1,840	10,506
FormFactor, Inc.*	2,571	16,017
FSI International, Inc.*(1)	5,320	10,055
GSI Technology, Inc.*	3,010	14,809
GT Advanced Technologies, Inc.*(1)	10,314	72,404
Hittite Microwave Corp.*	2,728	132,854
Inphi Corp.*	1,090	9,559
Integrated Device Technology, Inc.*	13,010	67,002
Integrated Silicon Solution, Inc.*	2,780	21,712
IXYS Corp.*	1,532	16,668
Kopin Corp.*(1)	6,918	23,729
Kulicke & Soffa Industries, Inc.*	5,590	41,701
Lattice Semiconductor Corp.*	9,850	51,713
LTX-Credence Corp.*	5,093	26,942
MaxLinear, Inc. — Class A*(1)	1,510	9,755
Micrel, Inc.	3,636	34,433
Microsemi Corp.*(1)	7,572	121,001
Mindspeed Technologies, Inc.*(1)	3,340	17,368
MIPS Technologies, Inc.*(1)	4,960	24,006
MKS Instruments, Inc.	2,489	54,036
Monolithic Power Systems, Inc.*	667	6,790
MoSys, Inc.*(1)	3,950	14,457
Nanometrics, Inc.*	1,220	17,690
Netlogic Microsystems, Inc.*	5,894	283,560
NVE Corp.*(1)	299	18,137
Omnivision Technologies, Inc.*	4,811	67,547
PDF Solutions, Inc.*	4,330	17,666
Pericom Semiconductor Corp.*	513	3,801
Photronics, Inc.*	3,960	19,721
PLX Technology, Inc.*	3,203	9,641
Power Integrations, Inc.(1)	2,454	75,117
Rambus, Inc.*(1)	7,470	104,580
RF Micro Devices, Inc.*	16,740	106,132
Rubicon Technology, Inc.*(1)	2,122	23,194
Rudolph Technologies, Inc.*	3,127	20,920
Semtech Corp.*	6,150	129,765
Sigma Designs, Inc.*	2,935	23,010
Silicon Image, Inc.*	8,245	48,398
Spansion, Inc. — Class A*	860	10,509
Standard Microsystems Corp.*	524	10,166
Tessera Techonologies, Inc.*	1,446	17,265
TriQuint Semiconductor, Inc.*	13,655	68,548
Ultra Clean Holdings*	2,600	11,154
Ultratech, Inc.*	1,721	29,515
Veeco Instruments, Inc.*(1)	3,190	77,836
Volterra Semiconductor Corp.*	1,442	27,730

		2,791,955

Software — 5.0%
Accelrys, Inc.*	4,399	26,658
ACI Worldwide, Inc.*(1)	2,904	79,976
Actuate Corp.*	1,033	5,702
Advent Software, Inc.*(1)	2,774	57,838
American Software, Inc. — Class A	954	6,917
Aspen Technology, Inc.*	7,180	109,639
Blackbaud, Inc.	4,322	96,251
Blackboard, Inc.*(1)	2,970	132,640
Bottomline Technologies, Inc.*	3,047	61,367
BroadSoft, Inc.*(1)	2,250	68,287
Callidus Software, Inc.*(1)	4,560	21,022
CommVault Systems, Inc.*	3,771	139,753
Concur Technologies, Inc.*(1)	4,173	155,319
Convio, Inc.*	2,460	20,689
Deltek, Inc.*(1)	1,655	9,947
DemandTec, Inc.*	4,295	28,089
Digimarc Corp.*	650	16,497
Ebix, Inc.(1)	2,808	41,278
Ellie Mae, Inc.*	390	2,168
EPIQ Systems, Inc.	1,181	14,798
Fair Isaac Corp.	2,854	62,303
FalconStor Software, Inc.*(1)	2,261	6,602
Glu Mobile, Inc.*(1)	5,520	11,647
Guidance Software, Inc.*	680	4,413
Interactive Intelligence Group, Inc.*	1,593	43,250
JDA Software Group, Inc.*	1,810	42,426
Kenexa Corp.*	2,788	43,604
Magma Design Automation, Inc.*	7,670	34,898
Manhattan Associates, Inc.*	2,195	72,611
Mentor Graphics Corp.*	6,678	64,242
MicroStrategy, Inc. — Class A*	809	92,283
Monotype Imaging Holdings, Inc.*	2,468	29,937
Motricity, Inc.*(1)	3,760	6,354
Netscout Systems, Inc.*	3,621	41,352
NetSuite, Inc.*(1)	2,123	57,342
Opnet Technologies, Inc.	1,159	40,461
Parametric Technology Corp.*(1)	8,197	126,070
Pegasystems, Inc.(1)	1,139	34,865
Progress Software Corp.*	3,814	66,936
PROS Holdings, Inc.*	866	11,163
QAD, Inc. — Class A*	607	6,489
QLIK Technologies, Inc.*(1)	6,240	135,158
Quest Software, Inc.*	3,185	50,578
RealD, Inc.*(1)	3,930	36,745
RealPage, Inc.*	3,020	61,759
Renaissance Learning, Inc.	360	6,041
Rosetta Stone, Inc.*(1)	1,140	10,431
S1 Corp.*	6,497	59,577
Smith Micro Software, Inc.*	2,429	3,692
SolarWinds, Inc.*	4,630	101,953
Sourcefire, Inc.*(1)	2,528	67,649
SRS Labs, Inc.*	1,590	11,384
SuccessFactors, Inc.*	7,258	166,861
Synchronoss Technologies, Inc.*(1)	2,269	56,521
Take-Two Interactive Software, Inc.*	6,031	76,714
Taleo Corp. — Class A*	3,751	96,476
TeleCommunication Systems, Inc. — Class A*	3,572	12,323
TeleNav, Inc.*	2,380	21,111
The Ultimate Software Group, Inc.*	2,097	97,972
THQ, Inc.*(1)	623	1,078
TiVo, Inc.*(1)	10,890	101,713
Tyler Technologies, Inc.*	2,649	66,967

16

Wilmington Funds — Multi-Manager Funds
Small-Cap Strategy Fund
  Investments / September 30, 2011 (Unaudited) — continued

	Shares	Value
Vasco Data Security International, Inc.*	2,265	$11,574
Verint Systems, Inc.*	2,160	56,786
VirnetX Holding Corp.*(1)	4,190	62,808
Wave Systems Corp. — Class A*(1)	7,900	18,486
Websense, Inc.*	3,521	60,913

		3,447,353

Total Information Technology		12,777,396

Materials — 4.4%
Chemicals — 2.1%
A. Schulman, Inc.	2,628	44,650
American Vanguard Corp.	1,244	13,883
Arch Chemicals, Inc.	1,318	61,841
Balchem Corp.	2,740	102,229
Calgon Carbon Corp.*	5,471	79,712
Chemtura Corp.*	8,590	86,158
Ferro Corp.*	3,032	18,647
Flotek Industries, Inc.*	5,220	24,377
Futurefuel Corp.(1)	2,060	21,424
Georgia Gulf Corp.*	1,190	16,458
H.B. Fuller Co.	2,109	38,426
Hawkins, Inc.	1,010	32,158
Innophos Holdings, Inc.	1,785	71,168
Innospec, Inc.*	2,440	59,072
Koppers Holdings, Inc.	1,974	50,554
Kraton Performance Polymers, Inc.*	3,280	53,070
Landec Corp.*	1,667	8,868
LSB Industries, Inc.*	1,631	46,761
Minerals Technologies, Inc.	1,025	50,502
NewMarket Corp.	866	131,519
NL Industries, Inc.	842	10,550
Olin Corp.	4,825	86,898
OM Group, Inc.*	1,406	36,514
Omnova Solutions, Inc.*	5,470	19,583
PolyOne Corp.	6,019	64,464
Quaker Chemical Corp.	922	23,898
Senomyx, Inc.*	5,660	19,867
Sensient Technologies Corp.	2,932	95,437
Stepan Co.	389	26,133
STR Holdings, Inc.*(1)	500	4,055
TPC Group, Inc.*	710	14,257
Zep, Inc.	1,824	27,396
Zoltek Cos., Inc.*(1)	2,697	17,342

		1,457,871

Construction Materials — 0.2%
Eagle Materials, Inc.	3,010	50,117
Headwaters, Inc.*	6,785	9,770
Texas Industries, Inc.(1)	1,740	55,228
United States Lime & Minerals, Inc.*	246	9,815

		124,930

Containers & Packaging — 0.1%
AEP Industries, Inc.*	297	6,593
Boise, Inc.	3,180	16,441
Graphic Packaging Holding Co.*	11,000	37,950
Myers Industries, Inc.(1)	2,732	27,730

		88,714

Metals & Mining — 1.5%
A.M. Castle & Co.*	1,840	20,130
AMCOL International Corp.(1)	1,120	26,869
Century Aluminum Co.*(1)	1,500	13,410
Coeur d’Alene Mines Corp. — Class A*	5,020	107,629
General Moly, Inc.*(1)	6,200	17,980
Globe Specialty Metals, Inc.	5,480	79,570
Gold Resource Corp.(1)	1,810	30,136
Golden Minerals Co.*(1)	3,030	22,543
Golden Star Resources, Ltd.*(1)	20,520	38,167
Haynes International, Inc.	834	36,237
Hecla Mining Co.*(1)	24,468	131,148
Horsehead Holding Corp.*	4,258	31,594
Jaguar Mining, Inc.*(1)	1,860	8,742
Kaiser Aluminum Corp.	1,411	62,479
Materion Corp.*	772	17,509
Metals USA Holdings Corp.*	1,470	13,156
MIidway Gold Corp.*(1)	9,520	19,135
Noranda Aluminium Holding Corp.*	2,130	17,785
Olympic Steel, Inc.	625	10,588
Paramount Gold and Silver Corp.*(1)	12,710	29,996
Revett Minerals, Inc.*(1)	130	502
RTI International Metals, Inc.*	1,572	36,659
Stillwater Mining Co.*(1)	6,414	54,519
Thompson Creek Metals Co., Inc.*	6,300	38,241
Universal Stainless & Alloy*	756	19,218
US Energy Corp.*	4,700	10,857
US Gold Corp.*(1)	8,030	32,200
Worthington Industries, Inc.	5,309	74,167

		1,001,166

Paper & Forest Products — 0.5%
Buckeye Technologies, Inc.	2,058	49,618
Clearwater Paper Corp.*	1,734	58,921
Deltic Timber Corp.	1,035	61,769
Glatfelter	1,863	24,610
KapStone Paper and Packaging Corp.*	2,280	31,669
Louisiana-Pacific Corp.*	5,916	30,172
Neenah Paper, Inc.	1,231	17,456
Schweitzer-Mauduit International, Inc.	1,174	65,591
Verso Paper Corp.*	6,550	10,939
Wausau Paper Corp.	3,310	21,151

		371,896

Total Materials		3,044,577

Telecommunication Services — 1.0%
Diversified Telecommunication Services — 0.8%
8x8, Inc.*(1)	6,730	27,391
AboveNet, Inc.	1,730	92,728
Alaska Communications Systems Group, Inc.(1)	4,464	29,284
Atlantic Tele-Network, Inc.(1)	810	26,633
Cbeyond, Inc.*	2,049	14,466
CenturyLink, Inc.	1	21
Cincinnati Bell, Inc.*	16,690	51,572
Cogent Communications Group, Inc.*	3,833	51,554
Consolidated Communications Holdings, Inc.	1,419	25,613

17

Wilmington Funds — Multi-Manager Funds
Small-Cap Strategy Fund
  Investments / September 30, 2011 (Unaudited) — continued

	Shares	Value
Fairpoint Communications, Inc.*(1)	2,530	$10,879
General Communication, Inc. — Class A*	4,832	39,622
Global Crossing, Ltd.	1,970	47,103
Globalstar, Inc.*(1)	1,770	724
HickoryTech Corp.	2,200	21,164
IDT Corp. — Class B	1,200	24,480
Iridium Communications, Inc.*(1)	2,960	18,352
PAETEC Holdings Corp.*	9,780	51,736
SureWest Communications	1,600	16,752
Towerstream Corp.*(1)	5,050	12,928
Vonage Holdings Corp.*	10,770	28,002

		591,004

Wireless Telecommunication Services — 0.2%
Leap Wireless International, Inc.*(1)	2,740	18,906
NTELOS Holdings Corp.	3,045	53,988
Shenandoah Telecommunications Co.	3,046	33,932
USA Mobility, Inc.	2,168	28,618

		135,444

Total Telecommunication Services		726,448

Utilities — 3.3%
Electric Utilities — 1.4%
ALLETE, Inc.	1,936	70,916
Central Vermont Public Service Corp.	774	27,253
Cleco Corp.(1)	3,925	134,000
El Paso Electric Co.	2,320	74,449
IDACORP, Inc.	3,232	122,105
MGE Energy, Inc.	1,659	67,472
PNM Resources, Inc.	5,247	86,208
Portland General Electric Co.	4,847	114,825
The Empire District Electric Co.	2,506	48,566
UIL Holdings Corp.(1)	3,236	106,561
UniSource Energy Corp.	2,505	90,405
Unitil Corp.	950	24,396

		967,156

Gas Utilities — 1.2%
Chesapeake Utilities Corp.	660	26,473
New Jersey Resources Corp.	2,337	99,486
Nicor, Inc.	2,629	144,621
Northwest Natural Gas Co.	968	42,689
Piedmont Natural Gas Co.(1)	3,704	107,008
South Jersey Industries, Inc.	2,001	99,550
Southwest Gas Corp.	2,918	105,544
The Laclede Group, Inc.	1,458	56,497
WGL Holdings, Inc.	3,310	129,322

		811,190

Independent Power Producers & Energy Traders — 0.1%
Atlantic Power Corp.(1)	1,130	16,035
Dynegy, Inc.*(1)	6,030	24,843
Ormat Technologies, Inc.	1,650	26,532

		67,410

Multi-Utilities — 0.4%
Avista Corp.	3,068	73,172
Black Hills Corp.(1)	2,698	82,667
CH Energy Group, Inc.	1,165	60,778
NorthWestern Corp.	2,529	80,776

		297,393

Water Utilities — 0.2%
American States Water Co.	887	30,096
Artesian Resources Corp. — Class A	40	700
Cadiz, Inc.*(1)	936	7,404
California Water Service Group	1,430	25,325
Connecticut Water Service, Inc.	1,033	25,846
Consolidated Water Co., Ltd.(1)	907	7,147
Middlesex Water Co.(1)	1,011	17,258
Pennichuck Corp.	50	1,399
SJW Corp.	1,308	28,475
York Water Co.	230	3,722

		147,372

Total Utilities		2,290,521

Total Common Stock (Cost $62,964,428)		69,202,728

REAL ESTATE INVESTMENT TRUSTS — 0.2%
Financials — 0.2%
CubeSmart	4,764	40,637
CYS Investments, Inc.(1)	5,930	71,694
RAIT Financial Trust(1)	627	2,125

Total Financials		114,456

Total Real Estate Investment Trusts (Cost $106,866)		114,456

RIGHTS — 0.0%
Cllinical Data, Inc.-Rts	845	—
First BanCorp, Inc.-Rts	4,020	—

Total RIGHTS (Cost $0)		—

CALL WARRANTS — 0.0%
Greenhunter Energy, Inc. — Expires 09/15/11	48	—
Magnum Hunter Wts, Inc. — Expires 10/14/13	1,145	—
Vector Group, Ltd.	3,960	—

Total CALL WARRANTS (Cost $0)		—

EXCHANGE-TRADED FUNDS — 0.3%
iShares Russell 2000 Index Fund(1) (Cost $260,794)	3,850	247,363

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES — 36.4%
BlackRock Liquidity Funds TempFund Portfolio — Institutional Series (Cost $25,221,239)	25,221,239	25,221,239

TOTAL INVESTMENTS — 136.6% (Cost $88,553,327), †(2)		$94,785,786
LIABILITIES IN EXCESS OF OTHER ASSETS — (36.6)%		(25,415,781)

NET ASSETS — 100.0%		$69,370,005

*	Non-income producing security.

18

Wilmington Funds — Multi-Manager Funds
Small-Cap Strategy Fund
  Investments / September 30, 2011 (Unaudited) — continued

†	The cost for Federal income tax purposes is $90,790,278. At September 30, 2011, net unrealized appreciation was $3,995,508. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $12,459,688 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $8,464,180.

(1)	Security partially or fully on loan.

(2)	At September 30, 2011, the market value of securities on loan for the Small-Cap Strategy Fund was $24,381,363.

19

Wilmington Funds — Multi-Manager Funds
Small-Cap Strategy Fund
  Investments / September 30, 2011 (Unaudited)
The following table provides a summary of inputs used to value the Fund’s net assets as of September 30, 2011:

			Level 2 -	Level 3 -
	Total Value at		Significant	Significant
	September 30,	Level 1 -	Observable	Unobservable
	2011	Quoted Prices	Inputs	Inputs

Common Stock	$69,202,728	$69,202,728	$—	$—
Exchange-Traded Funds	247,363	247,363	—	—
Rights	—	—	—	—
Call Warrants	—	—	—	—
Real Estate Investment Trusts	114,456	114,456	—	—
Short-Term Investment Held As Collateral For Loaned Securities	25,221,239	25,221,239	—	—

Total	$94,785,786	$94,785,786	$—	$—

Wilmington Funds — Multi-Manager Funds
Multi-Manager International Fund
     Investments / September 30, 2011 (Unaudited)
     (Showing Percentage of Net Assets)

	Shares	Value
COMMON STOCK — 82.0%
ARGENTINA — 0.2%
Banco Macro SA — ADR	1,400	$28,014
BBVA Banco Francés SA — ADR	5,120	28,160
Cresud SA — ADR(1)	9,926	107,399
Grupo Financiero Galicia SA — ADR	5,000	41,400
MercadoLibre, Inc.‡	1,800	96,750
Petrobras Energia SA — ADR	5,618	77,248
Telecom Argentina SA — ADR	4,250	79,177
Transportadora de Gas del Sur SA — ADR	10,400	32,240

Total ARGENTINA		490,388

AUSTRALIA — 3.9%
Alumina, Ltd.	49,980	69,694
Alumina, Ltd. — ADR‡	4,000	22,600
Amcor, Ltd.	3,293	21,801
AMP, Ltd.	2,828	10,622
Ansell, Ltd.	1,403	17,546
Asciano Group	103,715	142,897
Australia & New Zealand Banking Group, Ltd.	524	9,726
Bank of Queensland, Ltd.	6,006	41,039
Bendigo and Adelaide Bank, Ltd.‡	15,168	122,860
BHP Billiton, Ltd.	58,572	1,939,342
BlueScope Steel, Ltd.	67,069	46,247
Boral, Ltd.	32,336	107,609
Brambles, Ltd.	8,067	49,731
Brickworks, Ltd.	1,116	10,141
Caltex Australia, Ltd.	5,732	59,077
Coca-Cola Amatil, Ltd.	21,594	247,377
Cochlear, Ltd.	1,245	55,190
Computershare, Ltd.	2,578	18,357
Crown, Ltd.	7,046	53,676
CSL, Ltd.	4,036	114,579
CSR, Ltd.	8,826	19,660
Echo Entertainment Group, Ltd.*	25,801	91,132
Envestra, Ltd.	74,911	47,626
Fairfax Media, Ltd.‡	86,793	68,210
Fortescue Metals Group, Ltd.	7,070	29,532
Foster’s Group, Ltd.	34,875	177,087
Goodman Fielder, Ltd.	66,587	30,520
Harvey Norman Holdings, Ltd.	9,633	19,793
Hastings Diversified Utilities Fund	50,469	74,533
Iluka Resources, Ltd.	1,821	21,314
Incitec Pivot, Ltd.	67,295	208,499
Insurance Australia Group, Ltd.	10,913	31,591
Leighton Holdings, Ltd.‡	1,361	24,172
Lend Lease Corp., Ltd.	4,279	28,738
Linc Energy, Ltd.*	20,543	37,046
Lynas Corp., Ltd.*‡	12,324	12,613
MacArthur Coal, Ltd.	991	15,154
Macquarie Airports	50,902	157,615
Macquarie Group, Ltd.	10,788	233,300
Metcash, Ltd.	19,300	76,081
National Australia Bank, Ltd.	3,703	78,657
New Hope Corp., Ltd.	31,635	163,083
Newcrest Mining, Ltd.	17,366	572,402
OceanaGold Corp.*	22,500	51,102
OneSteel, Ltd.	59,921	70,224
Orica, Ltd.	1,606	36,042
Origin Energy, Ltd.	61,522	787,238
OZ Minerals Ltd.	7,503	66,842
Qantas Airways, Ltd.*	37,254	49,939
QR National, Ltd.	130,600	394,928
Ramelius Resources, Ltd.	22,700	31,064
Ramsay Health Care Ltd.	1,156	21,104
Rio Tinto, Ltd.	8,951	524,290
Santos, Ltd.	25,459	275,527
Sims Metal Management, Ltd.	6,362	76,341
Sonic Healthcare, Ltd.	14,172	154,903
Suncorp-Metway, Ltd.	58,864	448,168
Tabcorp Holdings, Ltd.	27,650	68,135
Tatts Group, Ltd.	47,180	100,942
Toll Holdings, Ltd.	10,156	42,589
Transurban Group	7,384	38,390
Treasury Wine Estates, Ltd.	32,698	122,454
Washington H Soul Pattinson And Co., Ltd.	5,219	64,060
Wesfarmers, Ltd.	41,561	1,255,746
Western Areas NL‡	28,444	116,412
Westfield Group	9,028	66,949
Westfield Retail Trust	16,386	38,135
Westpac BankingCorp., Ltd.	2,024	39,195
Whitehaven Coal, Ltd.	5,906	29,933
Woodside Petroleum, Ltd.	11,543	357,644
Woolworths, Ltd.	13,558	323,989
WorleyParsons, Ltd.	1,047	26,124

Total AUSTRALIA		11,056,878

AUSTRIA — 0.1%
Erste Bank der oesterreichischen Sparkassen AG	8,488	216,477
Immofinanz Immobilien Anlagen AG‡	5,788	16,363
Oesterreichische Elektrizitaetswirtschafts AG — Class A	452	13,009
Oesterreichische Post AG	1,424	40,498
Raiffeisen International Bank — Holding AG	1,274	36,878
Strabag SE	781	23,662
Voestalpine AG	1,307	37,782
Wiener Staedtische Allgemeine Verischerung AG	147	5,588

Total AUSTRIA		390,257

BELGIUM — 0.6%
Anheuser-Busch InBev NV	4,889	259,503
Bekaert SA	209	8,509
Belgacom SA	2,081	62,629
Colruyt NV	452	18,777
Delhaize Group	10,145	593,067
Delhaize Group — ADR	2,400	140,256
Dexia SA*	1,986	3,778
Fortis	54,091	93,151
KBC Groupe	1,688	38,943
Mobistar SA	103	5,880
Solvay SA	2,503	235,685
UCB SA	6,013	256,255
Umicore	675	24,470

Total BELGIUM		1,740,903

Wilmington Funds — Multi-Manager Funds
Multi-Manager International Fund
     Investments / September 30, 2011 (Unaudited) — continued

	Shares	Value
BERMUDA — 0.1%
Aquarius Platinum, Ltd.	31,868	$89,420
Credicorp, Ltd.	1,300	119,860

Total BERMUDA		209,280

BOTSWANA — 0.2%
Barclays Bank of Botswana, Ltd.(1)	100,300	95,992
Botswana Insurance Holdings, Ltd.(1)	60,900	81,941
First National Bank of Botswana(1)	274,700	104,249
Sechaba Breweries, Ltd.(1)	61,203	100,507
Standard Chartered Bank of Botswana, Ltd.	41,700	55,532

Total BOTSWANA		438,221

BRAZIL — 0.6%
All America Latina Logistica SA	11,400	51,233
B2W Companhia Global do Varejo	1,500	11,871
Banco do Brazil SA	5,667	73,360
Banco Santander Brasil SA	5,600	41,488
BM&F BOVESPA SA	15,307	70,582
BR Malls Participacoes SA	3,200	32,064
BRF Brasil Food SA	5,856	100,535
Centrais Eletricas Brasileiras SA — ELETROBRAS	7,600	65,359
Cia Brasileira de Distribuicao Grupo Pao de Acucar	1,423	43,138
Cia de Concessoes Rodoviarias	2,100	54,135
Cia Energetica de Minas Gerais	1,963	23,281
Cia Siderurgica Nacional SA	4,900	38,465
Companhia Brasileira de Meios de Pagamento	4,720	103,927
Cosan SA Industria e Comercio	3,000	38,293
CPFL Energia SA	5,400	59,019
Cyrela Brazil Realty SA	4,000	24,784
EDP Energias do Brasil SA	1,500	29,916
EDP Renovaveis SA*	6,052	32,955
Empresa Brasileira de Aeronautica SA	15,200	94,987
Fibria Celulose SA	2,086	15,865
Gafisa SA	6,800	19,276
LLX Logistica SA*	13,400	25,870
Localiza Rent A Car SA	2,700	35,627
Lojas Renner SA	2,400	64,306
Marfrig Frigorificose e Comercio de Alimentos SA	5,050	16,518
MMX Mineracao e Metalicos SA*	3,130	11,686
MRV Engenharia e Participacoes SA	6,600	33,627
Natura Cosmeticos SA	2,100	35,740
OGX Petroleo e Gas Participacoes SA*	3,800	23,423
PDG Realty SA Empreendimentos e Participacoes	16,500	53,179
Redecard SA	6,500	87,496
Souza Cruz SA	5,500	54,788
Tele Norte Leste Participacoes SA	4,100	44,767
Telecomunicacoes de Sao Paulo SA	1,000	23,343
Tim Participacoes SA	13,706	63,272
Tractebel Energia SA	2,700	37,278
Ultrapar Participacoes SA	4,000	63,077
Weg SA	4,600	45,554

Total BRAZIL		1,744,084

BULGARIA — 0.1%
Bulgarian American Credit Bank JSCO(1)	2,600	6,590
Central Cooperative Bank AD*	20,482	12,418
Chimimport AD*	10,600	13,995
Doverie Holding AD*(1)	11,040	13,507
Olovno Tzinkov Komplex AD*(1)	900	4,291
Petrol AD*(1)	37,250	94,439
Sopharma AD	14,000	31,498

Total BULGARIA		176,738

CANADA — 6.1%
Agnico-Eagle Mines, Ltd.	869	51,723
Agrium, Inc. (New York Exchange)	900	59,994
Alimentation Couche Tard, Inc. — Series B	9,300	260,922
Athabasca Oil Sands Corp.*	3,132	32,040
Barrick Gold Corp.	18,816	881,333
Baytex Energy Corp.‡	536	22,335
Bell Aliant, Inc.	4,200	110,822
Bombardier, Inc. — Class B	36,500	127,832
Brookfield Asset Management, Inc. — Class A	2,755	75,900
Brookfield Properties Corp.	569	7,835
CAE, Inc.	1,400	13,034
Cameco Corp.‡	2,511	46,002
Cameco Corp. (Toronto Exchange)	3,900	71,606
Canadian National Railway Co. (New York Exchange)	3,304	219,980
Canadian National Railway Co. (Toronto Exchange)	900	60,146
Canadian Natural Resources, Ltd. (New York Exchange)	4,100	120,390
Canadian Natural Resources, Ltd. (Toronto Exchange)	4,153	121,558
Canadian Oil Sands, Ltd.	2,281	44,384
Canadian Pacific Railway, Ltd. (New York Exchange)‡	1,177	56,602
Canadian Pacific Railway, Ltd. (Toronto Exchange)	5,561	268,100
Canadian Tire Corp., Ltd. — Class A	4,873	265,064
Cenovus Energy, Inc.‡	30,966	953,166
Centerra Gold, Inc.	6,483	120,702
CGI Group, Inc. — Class A (New York Exchange)*	1,400	26,334
Crescent Point Energy Corp.	1,200	45,059
Eco Oro Minerals Corp.*	9,200	16,242
Eldorado Gold Corp.	3,589	61,516

Wilmington Funds — Multi-Manager Funds
Multi-Manager International Fund
     Investments / September 30, 2011 (Unaudited) — continued

	Shares	Value
Empire Co., Ltd. — Class A	1,800	$98,769
Enbridge, Inc. (New York Exchange)	5,470	174,657
Enbridge, Inc. (Toronto Exchange)	2,000	63,842
EnCana Corp. (Toronto Exchange)‡	13,452	258,924
Enerplus Corp.‡	1,090	26,909
Ensign Energy Services, Inc.	232	3,044
European Goldfields, Ltd.*	6,900	54,718
Fairfax Financial Holdings, Ltd. (Toronto Exchange)	600	230,054
Finning International, Inc.	9,716	177,556
First Quantum Minerals, Ltd.	6,625	88,194
Franco-Nevada Corp.	4,700	170,032
Genworth MI Canada, Inc.	1,061	20,483
George Weston, Ltd.	1,400	92,492
Gildan Activewear, Inc.	600	15,504
Goldcorp, Inc.	24,775	1,135,322
Husky Energy, Inc.‡	7,900	171,057
IAMGOLD Corp. (New York Exchange)	2,100	41,538
Imperial Oil, Ltd.	3,019	108,845
Inmet Mining Corp.	1,164	49,319
Ivanhoe Mines, Ltd.*	15,387	212,042
Kinross Gold Corp.‡	36,312	538,956
Loblaw Cos., Ltd.	4,418	166,281
Lundin Mining Corp.*	16,600	57,820
Magna International, Inc. — Class A (Toronto Exchange)	9,020	298,257
Manitoba Telecom Services, Inc.	7,200	222,754
Manulife Financial Corp. (Toronto Exchange)	43,235	492,629
MEG Energy Corp.*	937	34,658
Metro, Inc. — Class A	600	26,235
Nexen, Inc.‡	10,229	159,111
Niko Resources, Ltd.	287	11,823
Novagold Resources, Inc.*	2,700	17,547
Onex Corp.	500	16,128
Open Text Corp.*‡	300	15,636
Osisko Mining Corp.*	1,673	21,186
Pacific Rubiales Energy Corp.	1,400	29,659
Pan American Silver Corp.	1,655	44,500
Pengrowth Energy Corp.‡	576	5,205
Penn West Petroleum, Ltd.	1,176	17,370
PetroBakken Energy, Ltd. Class A	3,400	21,901
Potash Corp. of Saskatchewan, Inc.	27,039	1,173,697
Precision Drilling Corp.*	11,500	95,806
Progress Energy Resources Corp.	2,629	32,339
Provident Energy, Ltd.	500	4,080
Quadra FNX Mining, Ltd.*	7,075	61,507
Research In Motion Ltd.*	5,053	103,777
Ritchie Bros Auctioneers, Inc.‡	500	10,095
Rogers Communications, Inc. — Class B	5,500	188,216
Saputo, Inc.	1,400	55,150
Shoppers Drug Mart Corp.	1,200	46,779
Silver Wheaton Corp. (New York Exchange)	2,876	84,698
Silver Wheaton Corp. (Toronto Exchange)	3,300	97,435
Sino-Forest Corp.*	2,022	2,087
SNC-Lavalin Group, Inc.	800	33,614
Sun Life Financial, Inc. (Toronto Exchange)‡	18,975	453,234
Suncor Energy, Inc.	88,777	2,266,798
Talisman Energy, Inc. (New York Exchange)	3,397	41,681
Talisman Energy, Inc. (Toronto Exchange)	7,011	86,174
Tech Resources, Ltd.	3,718	108,528
Teck Resources, Ltd. — Class B	8,855	261,281
Telus Corp. — Non Vote	4,452	207,539
Teranga Gold Corp.*	11,148	22,788
Thomson Reuters Corp.‡	10,775	292,022
Tim Hortons, Inc.‡	8,100	376,312
Tourmaline Oil Corp.*	1,041	30,617
TransAlta Corp.	6,600	143,665
TransCanada Corp. (Toronto Exchange)‡	23,164	940,354
Trinidad Drilling, Ltd.	8,600	49,652
Valeant Pharmaceuticals International, Inc.	773	28,694
Viterra, Inc. (Toronto Exchange)	11,503	113,175
Yamana Gold, Inc. (Toronto Exchange)‡	41,100	564,002

Total CANADA		17,506,374

CAYMAN ISLANDS — 0.1%
Tingyi Cayman Islands Holding Corp.	90,000	220,615

TOTAL CAYMAN ISLANDS		220,615

CHILE — 0.7%
Administradora de Fondos de Pensiones Provida SA	6,200	23,743
AES Gener SA	49,000	24,349
Antarchile SA	3,894	54,757
Banco de Chile	1,975,593	231,946
Banco de Credito e Inversiones	1,950	90,567
Banco Santander Chile	876,218	63,164
Banco Santander Chile — ADR	760	55,845
CAP SA	1,600	49,156
Centros Comerciales Sudamericanos SA	24,900	135,504
Cia Cervecerias Unidas SA — ADR‡	1,000	51,650
Cia General de Electricidad	7,900	33,903
Cia Sudamericana de Vapores SA	20,899	4,679
Colbun SA	194,247	48,505

Wilmington Funds — Multi-Manager Funds
Multi-Manager International Fund
     Investments / September 30, 2011 (Unaudited) — continued

	Shares	Value
Empresa Nacional de Electricidad SA	48,176	$69,796
Empresa Nacional de Electricidad SA — ADR	1,100	47,674
Empresa Nacional de Telecomunicaciones SA	3,669	70,509
Empresas CMPC SA	30,750	105,993
Empresas Copec SA	14,446	174,169
Enersis SA	319,955	110,902
La Polar SA	6,700	5,516
Lan Airlines SA	5,926	125,419
Quinenco SA	15,702	35,879
S.A.C.I. Falabella	25,188	201,097
Sonda SA	25,277	54,479
Vina Concha y Toro SA — ADR‡	1,100	40,150

Total CHILE		1,909,351

CHINA — 1.7%
Alibaba.com, Ltd.	19,000	17,486
Anhui Conch Cement Co., Ltd. — Class H‡	29,500	80,127
Baidu, Inc.- ADR*	6,810	728,057
Bank of China, Ltd. — Class H	555,000	171,618
Bank of Communications Co., Ltd. — Class H	52,800	31,269
Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd.‡	121,300	135,550
China Citic Bank — Class H	140,000	57,227
China Coal Energy Co. — Class H	45,000	40,156
China Communications Construction Co., Ltd. - Class H	50,000	32,469
China Construction Bank Corp. — Class H	572,810	346,456
China Eastern Airlines Corp, Ltd. — Class H*‡	74,000	23,188
China Huiyuan Juice Group, Ltd. — Class H	29,000	7,765
China International Marine Containers Co., Ltd. - Class B	39,000	39,370
China Medical Technologies, Inc. — ADR*‡	1,000	5,000
China Merchants Bank Co., Ltd. — Class H	46,552	70,419
China National Building Material Co., Ltd. H Shares	38,000	32,024
China Oilfield Services, Ltd. — Class H	30,000	38,149
China Railway Construction Corp., Ltd. — Class H	26,900	11,257
China Shenhua Energy Co., Ltd. — Class H	37,500	147,040
China Shipping Development Co., Ltd. — Class H	26,000	16,532
China Southern Airlines Co., Ltd. — Class H*	81,000	37,220
China Telecom Corp., Ltd.- Class H	258,000	161,566
China Yurun Food Group, Ltd.	31,000	32,790
Ctrip.com International, Ltd. — ADR*‡	13,494	433,967
Datang International Power Generation Co., Ltd. - Class H	132,000	33,507
Dazhong Transportation Group Co., Ltd. — Class B	23,900	12,093
Evergrande Real Estate Group, Ltd.‡	118,000	36,064
Focus Media Holding, Ltd. — ADR*‡	6,837	114,793
Golden Eagle Retail Group, Ltd.	99,000	201,794
Guangzhou Automobile Group Co. Ltd. — H Shares	64,974	63,145
Harbin Power Equipment Co., Ltd. — Class H	24,000	19,556
Industrial & Commerical Bank of China — Class H	471,000	227,441
Inner Mongolia Yitai Coal Co. — Class B	6,600	33,396
Intime Department Store Group Co., Ltd.	123,000	136,229
KWG Property Holding, Ltd.	23,000	8,527
Lianhua Supermarket Holdings Co., Ltd. — H Shares	30,600	43,372
Maanshan Iron & Steel — Class H	46,000	9,949
Netease.com — ADR*‡	1,700	64,872
Parkson Retail Group, Ltd.	35,000	42,310
PICC Property & Casualty Co., Ltd. — Class H	32,000	34,218
Ping An Insurance Group Co. of China, Ltd. - Class H	17,000	95,052
Semiconductor Manufacturing International Corp.*	386,000	18,870
Shandong Weigao Group Medical Polymer Co., Ltd. - Class H	64,000	71,142
Shanghai Electric Group Co., Ltd. — Class H	90,000	34,575
Shanghai Zhenhua Heavy Industry Co., Ltd. — Class B	62,400	28,914
Shimao Property Holdings, Ltd.	20,500	15,398
Sina Corp.*‡	1,000	71,610
Sinopec Shanghai Petrochemical Co., Ltd. — Class H	54,000	19,208
Tencent Holdings, Ltd.	10,200	211,570
Want Want China Holdings, Ltd.	143,000	129,509
Yangzijiang Shipbuilding Holdings, Ltd.	56,000	37,400
Yantai Changyu Pioneer Wine Co. — Class B	7,000	75,162
Yanzhou Coal Mining Co., Ltd. — Class H	22,000	46,812
Zhuzhou CSR Times Electric Co., Ltd.	35,000	57,809
Zijin Mining Group Co., Ltd. — Class H	90,000	26,134
ZTE Corp. — Class H	16,440	46,561

Total CHINA		4,763,694

COLOMBIA — 0.4%
Almacenes Exito SA	9,203	108,910
Banco de Bogota SA	1,510	39,104
BanColumbia SA — ADR	3,300	183,810
Cementos Argos SA	7,800	44,294

Wilmington Funds — Multi-Manager Funds
Multi-Manager International Fund
     Investments / September 30, 2011 (Unaudited) — continued

	Shares	Value
Corporacion Financiera Colombiana SA	2,368	$42,084
Corporacion Financiera Colombiana SA*	49	874
Ecopetrol SA	86,300	177,295
Empresa de Energia de Bogota SA	50,000	34,586
Empresa de Telecomunicaciones de Bogota	23,800	7,337
Grupo Aval Acciones Y Valores	107,700	69,196
Grupo de Inversiones Suramericana SA	5,600	98,537
Grupo Nacional de Chocolates SA	15,038	179,209
Interconexion Electrica SA	18,478	114,889
Inversiones Argos SA	9,500	86,238
Isagen SA ESP	46,200	53,621
Petrominerales, Ltd	307	6,035
Promigas SA(1)	2,000	27,959

Total COLOMBIA		1,273,978

CROATIA — 0.2%
Atlantska Plovidba DD*	562	43,735
Ericsson Nikola Tesla	200	37,447
Hrvatske Telekomunikacije DD	3,550	157,771
Koncar-Elektroindustrija DD	920	85,731
Petrokemija DD*	1,500	45,415
Podravka DD*	1,000	46,036
Privredna Banka Zagreb DD(1)	830	75,399
Tankerska Plovidba DD*	40	6,915
VIRO Tvornica Secera	370	27,081
Zagrebacka Banka DD	3,000	23,991

Total CROATIA		549,521

CZECH REPUBLIC — 0.3%
CEZ AS	10,230	391,980
Komercni Banka AS	1,600	296,751
Philip Morris CR AS	100	60,583
Telefonica 02 Czech Republic AS	7,222	153,654
Unipetrol AS*	10,900	102,672

Total CZECH REPUBLIC		1,005,640

DENMARK — 0.9%
AP Moller — Maersk A/S — Class A	16	89,558
AP Moller — Maersk A/S — Class B	71	417,070
Carlsberg A/S — Class B	6,998	414,696
Coloplast A/S — Class B	137	19,742
Danske Bank A/S*	19,465	272,241
DSV A/S	1,213	21,825
H. Lundbeck A/S	4,462	84,911
Novo Nordisk A/S — Class B	11,152	1,112,236
Novozymes A/S — Class B*	271	38,530
TDC A/S	3,547	28,978
TrygVesta A/S	98	5,153
Vestas Wind Systems A/S*	2,924	47,387
William Demant Holding*	139	10,455

Total DENMARK		2,562,782

EGYPT — 0.4%
Alexandria Mineral Oils Co.	4,000	37,761
Commercial International Bank	34,000	129,931
Eastern Tobacco Co.	1,500	22,365
Egypt Kuwait Holding Co.	33,273	33,703
Egyptian Co. for Mobile Services	1,400	21,551
Egyptian Financial Group-Hermes Holding*	15,800	44,062
Egyptian International Pharmaceutical Industrial Co.	8,690	46,125
El Ezz Aldekhela Steel — Alexandria	350	27,135
El Ezz Steel Co.*	15,500	15,328
El Sewedy Cables Holding Co.	6,134	22,379
El Watany Bank of Egypt(1)	5,466	16,118
Juhayna Food Industries*	95,000	73,089
Misr Beni Suef Cement Co.	4,700	47,414
Misr Cement Co.(1)	2,600	43,961
National Societe General Bank SAE	5,989	23,048
Orascom Construction Industries	5,100	179,732
Orascom Telecom Holding SAE	224,975	123,716
Oriental Weavers	5,605	28,187
Sidi Kerir Petrochemcials Co.	18,200	36,494
Six of October Development & Investment	4,275	9,197
Talaat Moustafa Group*	66,887	41,118
Telecom Egypt	30,200	74,148

TOTAL EGYPT		1,096,562

ESTONIA — 0.2%
AS Eesti Ehitus(1)	12,000	15,751
AS Merko Ehitus(1)	4,300	30,259
AS Tallinna Vesi(1)	5,400	52,089
Olympic Entertainment Group AS	42,630	53,816
Tallink Group, Ltd.*	306,420	240,721
Tallinna Kaubamaja AS(1)	11,600	71,721

TOTAL ESTONIA		464,357

FINLAND — 0.4%
Elisa Oyj	781	15,965
Fortum Oyj	2,972	69,957
Kesko Oyj — Class B	3,281	100,947
Kone Oyj — Class B	909	43,235
Metso Oyj	503	14,723
Neste Oil Oyj	4,585	39,791
Nokia Oyj	36,088	204,069
Nokian Renkaat Oyj	634	18,981
Sampo Oyj — Class A	787	19,767
Stora Enso Oyj — Class R	26,357	154,271
UPM-Kymmene Oyj	24,507	276,856
Wartsila Oyj	3,324	78,872

Total FINLAND		1,037,434

FRANCE — 4.9%
Accor SA	858	22,847
Aeroports de Paris	175	13,163
Air France KLM*	7,754	56,673
Alcatel-Lucent*	16,735	48,523
Alstom	1,259	41,469
Arkema SA	1,474	85,358
Atos Origin SA	272	11,740
AXA SA	43,205	562,090
Biomerieux*	68	5,926
BNP Paribas	9,134	360,085

Wilmington Funds — Multi-Manager Funds
Multi-Manager International Fund
     Investments / September 30, 2011 (Unaudited) — continued

	Shares	Value
Bureau Veritas SA	382	$27,460
Cap Gemini SA	1,615	53,696
Carrefour SA	8,006	182,312
Casino Guichard-Perrachon SA	2,360	184,210
CFAO SA	4,025	144,048
Christian Dior SA	4,052	453,669
Cie Generale d’Optique Essilor International SA	7,545	542,581
Cie Generale de Geophysique-Veritas — ADR*‡	1,200	21,144
Ciments Francais SA	373	30,995
CNP Assurances	2,460	36,221
Compagnie de Saint-Gobain	17,945	684,624
Compagnie Generale de Geophysique*	1,920	33,818
Compagnie Generale des Etablissements Michelin - Class B	1,266	75,717
Crédit Agricole SA	47,095	323,887
Dassault Systemes SA	351	24,786
Edenred	839	19,987
Eramet	30	4,142
Eutelsat Communications	4,029	161,853
France Telecom SA	26,125	427,583
GDF Suez	55,390	1,645,725
Groupe Danone	8,151	501,067
Groupe Eurotunnel SA	9,266	78,531
Hermes International	68	20,361
ICADE	135	10,548
Iliad SA	943	105,347
Imerys SA	219	10,955
Ipsen	173	5,206
JCDecaux SA*	395	9,803
L’Air Liquide SA	1,879	219,421
L’Oréal SA	1,531	149,353
Lafarge SA	5,924	203,602
Lagardère SCA	4,684	115,054
Legrand Holding SA	9,459	294,878
LVMH Moët Hennessy Louis Vuitton SA	4,629	611,028
M6 Metropole Television	3,208	52,013
Natexis	28,991	91,199
Pernod-Ricard SA	1,422	111,332
Peugeot SA	8,559	182,082
Pinault-Printemps-Redoute SA	1,100	142,187
Publicis Groupe SA	730	30,467
Renault SA	16,736	554,353
Rexel SA	2,645	39,438
Sa des Ciments Vicat	165	10,752
Safran SA	4,667	142,768
Sanofi-Aventis SA	6,677	439,191
Schneider Electric SA	11,733	627,896
SCOR SE	4,541	97,954
Societe BIC SA	157	13,367
Societe Generale	13,720	359,158
Societe Television Francaise 1	674	8,379
Sodexo	554	36,479
Suez Environnement SA	553	7,696
Technip SA	2,156	172,732
Total SA	14,471	638,450
Unibail- Rodamco SE	589	105,099
Vallourec SA	442	25,312
Video Futur Entertainment Group SA*	4,954	1,062
Vinci SA	954	40,919
Vivendi Universal SA	70,890	1,443,311

Total FRANCE		13,995,082

GERMANY — 4.0%
Adidas AG	5,754	350,164
Allianz SE — Registered Shares	6,620	620,486
BASF SE	1,855	113,091
Bayer AG	9,074	500,737
Bayerische Motoren Werke (BMW) AG	11,740	775,557
Beiersdorf AG	1,621	86,739
Brenntag AG	1,247	108,176
CANCOM AG	2,470	25,463
Celesio AG	4,861	63,968
Commerzbank AG*	16,891	42,332
Continental AG	1,617	93,333
Daimler AG — Registered Shares	24,337	1,081,389
Deutsche Bank AG	7,736	268,062
Deutsche Bank AG — Registered Shares‡	8,646	299,238
Deutsche Boerse AG*	1,469	74,295
Deutsche Lufthansa AG — Registered Shares	8,997	116,639
Deutsche Post AG — Registered Shares	8,811	112,805
Deutsche Telekom AG	34,151	400,859
Deutsche Telekom AG — ADR	36,500	428,145
Draegerwerk AG & Co KGaA	393	37,598
E.On AG	44,183	958,594
Fraport AG Frankfurt Airport Services Worldwide	8,220	484,020
Freenet AG	2,548	29,764
Fresenius Medical Care AG & Co. KGaA	1,536	104,201
Fresenius SE	5,546	492,965
GEA Group AG	1,277	29,809
HeidelbergCement AG	3,724	135,290
Henkel AG & Co.KGaA	3,276	143,578
Hochtief AG	270	16,864
Infineon Technologies AG	10,007	73,837
K+S AG — Registered Shares	1,237	64,756
Kabel Deutschland Holding AG*	463	24,824
Kontron AG	5,405	39,040
Lanxess	359	17,221
Linde AG	1,080	144,518
MAN AG	2,342	181,543
Merck KGaA	2,017	165,209
Metro AG	1,441	61,168
Muenchener Rueckversicherungs-Gesellschaft AG	5,347	664,079
Puma AG	30	8,761
RWE AG	2,658	98,049
Salzgitter AG	1,202	57,688
SAP AG	8,466	430,768
Sartorius AG	420	16,739
Siemens AG	8,320	748,552
Stada Arzneimittel AG	3,176	66,676
Suedzucker AG	4,836	137,396

Wilmington Funds — Multi-Manager Funds
Multi-Manager International Fund
     Investments / September 30, 2011 (Unaudited) — continued

	Shares	Value
ThyssenKrupp AG	244	$5,995
Tognum AG	87	3,034
TUI AG	7,588	39,011
United Internet AG	5,999	101,409
Volkswagen AG	1,555	191,589

Total GERMANY		11,336,023

GHANA — 0.1%
Aluworks Ghana, Ltd.*(1)	232,000	20,256
CAL Bank, Ltd.(1)	498,146	90,092
Ghana Commercial Bank, Ltd.(1)	106,696	167,014
Produce Buying Co., Ltd.(1)	162,500	28,375
Standard Chartered Bank(1)	2,200	74,582

TOTAL GHANA		380,319

GREECE — 0.0%
Coca-Cola Hellenic Bottling Co. SA	3,072	54,143
Hellenic Petroleum SA	1,701	13,298
National Bank of Greece SA*	17,568	63,559

Total GREECE		131,000

GUERNSEY — 0.0%
Resolution, Ltd.	19,833	75,998

Total GUERNSEY		75,998

HONG KONG — 2.6%
AIA Group, Ltd.	153,600	434,986
Aluminum Corp. of China, Ltd. — Class H	38,000	16,186
ASM Pacific Technology, Ltd.	1,100	10,737
Bank of East Asia, Ltd.	4,000	12,285
Beijing Capital International Airport Co., Ltd.- Class H	90,000	36,230
Beijing Enterprises Holdings, Ltd. — Class H	7,000	35,144
Belle International Holdings, Ltd.	286,000	493,062
BOC Hong Kong, Ltd.	7,500	15,857
Chaoda Modern Agriculture Holdings, Ltd.	98,140	13,863
China Agri-Industries Holdings, Ltd.‡	51,000	32,037
China COSCO Holdings Co., Ltd. — Class H	63,000	25,781
China Green Holdings, Ltd.	45,000	8,448
China Life Insurance Co., Ltd. — Class H	64,000	151,386
China Mengniu Dairy Co., Ltd.	36,000	110,149
China Merchants Holdings International Co., Ltd.	92,470	247,932
China Mobile, Ltd.	70,000	684,271
China Overseas Land & Investment, Ltd.	52,320	74,727
China Petroleum & Chemical Corp. — Class H	182,000	175,031
China Resources Enterprise, Ltd.	108,000	359,262
China Resources Land, Ltd.	28,000	30,113
China Resources Power Holdings Co., Ltd.	39,600	59,770
China Unicom Hongkong, Ltd.	62,652	127,379
Chow Sang Sang Holdings International, Ltd.	3,000	6,463
CLP Holdings, Ltd.	10,500	94,597
CNOOC, Ltd.	151,000	242,792
COSCO Pacific, Ltd.	38,000	42,038
Dickson Concepts International, Ltd.	34,500	16,627
Dongfeng Motor Group Co., Ltd. — Class H	170,000	230,468
Esprit Holdings, Ltd.	9,128	11,055
First Pacific Co., Ltd.	32,000	28,244
Galaxy Entertainment Group, Ltd.*	20,000	29,057
Geely Automobile Holdings, Ltd.‡	175,000	38,727
Global Bio-Chem Technology Group Co., Ltd.	182,000	32,214
Great Eagle Holdings, Ltd.	3,000	6,473
Hang Lung Properties, Ltd.	159,000	473,077
Henderson Land Development Co., Ltd.	45,048	202,247
Hong Kong & China Gas Co., Ltd.	38,500	86,660
Hong Kong Exchanges & Clearing, Ltd.	11,300	163,916
Hongkong Electric Holdings, Ltd.	5,000	38,255
Hutchinson Whampoa, Ltd.	80,400	594,996
Hutchison Telecommunications Hong Kong Holdings, Ltd.	48,000	16,751
Hysan Development Co., Ltd.	7,000	21,207
Jiangxi Copper Co., Ltd. — Class H	20,000	34,705
Kerry Properties, Ltd.	10,500	33,514
Kingboard Chemicals Holdings, Ltd.	13,000	35,017
Lenovo Group, Ltd.	88,000	58,842
Li & Fung, Ltd.	132,000	220,253
Lifestyle International Holdings, Ltd.	3,000	7,611
MGM China Holdings, Ltd.*	4,000	5,301
New World Development Co., Ltd.	102,697	98,197
Nine Dragons Paper Holdings, Ltd.	16,000	8,010
Noble Group, Ltd.	53,000	52,876
Orient Overseas International, Ltd.	7,000	27,966
PCCW, Ltd.	8,000	2,975
PetroChina Co., Ltd. — Class H	194,000	234,992
Sands China Ltd.*	89,600	209,635
Shanghai Industrial Holdings, Ltd.	13,000	36,364
Shangri-La Asia, Ltd.	4,000	7,648
SJM Holdings, Ltd.	67,000	118,361
Sun Hung Kai Properties, Ltd.	13,000	149,136
Swire Pacific, Ltd. — Class A	2,500	25,687
The HongKong & Shanghai Hotels	6,000	8,184
The United Laboratories International Holdings, Ltd.	24,000	18,199
Wharf Holdings, Ltd.	5,000	24,668
Wheelock & Co., Ltd.	80,000	236,698
Wing Hang Bank, Ltd.	1,000	8,071
Wumart Stores, Inc. — Class H	94,250	186,268

Wilmington Funds — Multi-Manager Funds
Multi-Manager International Fund
     Investments / September 30, 2011 (Unaudited) — continued

	Shares	Value
Wynn Macau Ltd.	73,200	$173,104

TOTAL HONG KONG		7,552,782

HUNGARY — 0.3%
Egis Gyogyszergyar Nyrt PLC	690	46,392
FHB Mortgage Bank PLC*	2,400	5,399
Gedeon Richter Nyrt	1,580	215,709
Magyar Telecom Telecommunications PLC	71,850	159,913
MOL Hungarian Oil and Gas Nyrt	3,523	237,916
OTP Bank Nyrt	18,760	276,041

TOTAL HUNGARY		941,370

INDIA — 0.9%
Axis Bank, Ltd. RegS — GDR	18,295	380,618
Bajaj Holdings and Investment, Ltd. RegS — GDR	2,000	29,378
Dr Reddys Laboratories, Ltd.- ADR	5,156	153,649
GAIL India, Ltd. RegS — GDR	1,770	89,026
HDFC Bank, Ltd. — ADR	9,675	282,026
ICICI Bank, Ltd. — ADR	4,400	152,768
Infosys Technologies, Ltd. — ADR	5,900	301,313
Larsen & Toubro Ltd. — GDR	15,121	406,755
Mahindra & Mahindra, Ltd. — ADR	11,660	193,206
Reliance Industries, Ltd. - 144A GDR ( London Exchange)	8,855	285,792
Reliance Infrastructure, Ltd.	1,720	39,347
State Bank of India, Ltd. — GDR ( New York Exhange)	400	31,217
State Bank of India, Ltd. — GDR (London Exchange)	393	33,018
Tata Motors, Ltd. — ADR	3,890	59,828
Wipro, Ltd. — ADR‡	4,466	41,310

TOTAL INDIA		2,479,251

INDONESIA — 0.7%
Adaro Energy Tbk Pt	486,000	93,571
AKR Corporindo Tbk Pt	143,500	38,724
Aneka Tambang (Persero) Tbk Pt	190,000	32,043
Astra International Tbk Pt	31,500	225,177
Bank Central Asia Tbk Pt	195,500	169,444
Bank Danamon Indonesia Tbk Pt	81,122	42,041
Bank Mandiri Persero Tbk Pt	126,000	89,081
Bank Negara Indonesia (Persero) Tbk Pt	166,000	69,357
Bank Rakyat Indonesia (Persero) Tbk Pt	159,500	104,436
Barito Pacific Tbk Pt*	269,000	25,419
Bumi Resources Tbk Pt	338,500	73,781
Gudang Garam Tbk Pt	7,500	44,352
Indocement Tunggal Prakarsa Tbk Pt	33,000	51,964
Indofood Sukses Makmur Tbk Pt	100,000	56,834
Indosat Tbk Pt	70,500	41,702
Kalbe Farma Tbk Pt	174,000	63,705
Lippo Karawaci Tbk Pt	501,000	38,397
Perusahaan Gas Negara Pt	495,000	148,779
Semen Gresik (Persero) Tbk Pt	89,000	83,300
Tambang Balubara Bukit Asam Tbk Pt	29,000	54,798
Telekomunikasi Indonesia Tbk Pt	344,500	293,816
Unilever Indonesia Tbk Pt	49,000	91,350
United Tractors Tbk Pt	62,000	153,205

TOTAL INDONESIA		2,085,276

IRELAND — 0.3%
CRH PLC (Dublin Exchange)	5,139	79,919
CRH PLC — ADR	9,747	151,176
Dragon Oil PLC	38,687	285,350
Elan Corp. PLC*	3,601	38,170
Experian PLC	7,508	84,282
James Hardie Industries SE*	2,466	13,484
Julius Baer Holding AG	1,598	20,001
Kerry Group PLC — Class A	5,901	206,390

TOTAL IRELAND		878,772

ISRAEL — 0.4%
Bank Hapoalim BM	39,173	135,251
Bank Leumi le-Israel BM	33,430	102,418
Elbit Systems, Ltd.	499	19,430
Israel Chemicals, Ltd.	7,295	83,078
Israel Discount Bank, Ltd. — Class A*	45,421	66,622
Makhteshim-Agan Industries, Ltd.	7,172	39,284
NICE Systems, Ltd.*	127	3,822
NICE Systems, Ltd. — ADR*	5,186	157,395
Teva Pharmaceutical Industries, Ltd.	3,601	133,418
Teva Pharmaceutical Industries, Ltd. — ADR	8,976	334,087
The Israel Corp., Ltd.	43	27,534

TOTAL ISRAEL		1,102,339

ITALY — 0.7%
Assicurazioni Generali SPA	605	9,581
Atlantia SPA	1,460	20,993
Banca Monte dei Paschi di Siena SPA	101,271	56,240
Buzzi Unicem SPA	2,968	23,963
Enel Green Power SPA	10,670	24,310
Enel SPA	30,486	134,571
ENI SPA	5,435	95,616
Exor SpA	752	14,719
Fiat Industrial SPA*	22,565	168,610
Fiat SPA	22,112	119,384
Finmeccanica SPA	45,516	314,934
Geox SPA	10,642	38,744
Luxottica Group SPA	1,375	34,946
Mediobanca SPA	4,477	35,147
Prysmian SPA	1,573	20,665
Saipem SPA	8,913	312,822
Telecom Italia SPA	189,456	205,845
Telecom Italia SPA — ADR	15,200	164,312
UniCredit SPA	210,206	222,896
Unione di Banche Italiane SCPA	25,628	94,874

TOTAL ITALY		2,113,172

Wilmington Funds — Multi-Manager Funds
Multi-Manager International Fund
     Investments / September 30, 2011 (Unaudited) — continued

	Shares	Value
JAPAN — 12.8%
ABC-Mart, Inc.	100	$3,844
Advantest Corp.	1,000	10,779
Aeon Co., Ltd.	19,300	261,064
Aeon Credit Service Co., Ltd.	200	3,077
Aeon Mall Co., Ltd.	400	9,137
Aisin Seiki Co., Ltd.	2,116	70,453
Ajinomoto Co., Inc.	25,000	295,322
Alfresa Holdings Corp.	1,300	54,353
Amada Co., Ltd.	61,000	401,258
Aozora Bank, Ltd.	14,000	32,234
Asahi Breweries, Ltd.	1,200	25,427
Asahi Diamond Industrial Co., Ltd.	2,000	27,820
Asahi Glass Co., Ltd.	18,000	175,738
Asahi Kasei Corp.	80,000	479,451
Astellas Pharma, Inc.	1,600	60,395
Autobacs Seven Co., Ltd.	400	17,945
Bando Chemical Industries, Ltd.	6,000	22,790
Benesse Holdings, Inc.	400	17,720
Bridgestone Corp.	3,400	77,145
Brother Industries, Ltd.	15,900	186,804
Canon Marketing Japan, Inc.	1,600	19,533
Canon, Inc.	8,683	394,261
Central Japan Railway Co.	72	628,330
Chiyoda Corp.	3,000	29,248
Chugai Pharmaceutical Co. Ltd.	1,200	20,329
Chuo Mitsui Trust Holdings, Inc.	5,000	16,549
Citizen Holdings Co., Ltd.	18,800	93,608
CKD Corp.	5,800	34,217
Coca-Cola West Co., Ltd.	2,600	49,873
COMSYS Holdings Corp.	3,000	29,549
Cosmo Oil Co., Ltd.	23,000	56,927
Credit Saison Co., Ltd.	4,900	94,476
Dai Nippon Printing Co., Ltd.‡	21,000	217,164
Daicel Chemical Industries, Ltd.	4,000	22,772
Daido Metal Co., Ltd.	7,000	80,376
Daifuku Co., Ltd.	9,500	50,945
Daihatsu Motor Co., Ltd.	2,000	36,290
Daikin Industries, Ltd.	2,554	73,152
Dainippon Sumito Pharma Co., Ltd.	3,900	42,862
Daito Trust Construction Co., Ltd.	7,300	669,258
Daiwa House Industry Co., Ltd.	3,000	38,413
Daiwa Securities Group, Inc.	26,000	97,091
Dena Co., Ltd.	2,700	113,107
Denso Corp.	2,068	66,480
Dentsu, Inc.	400	12,673
Dr. Ci:Labo Co., Ltd.	8	51,645
East Japan Railway Co., Ltd.	3,600	218,256
Epilda Memory, Inc.*	6,600	41,281
Faith, Inc.	244	23,774
FamilyMart Co., Ltd.	300	11,458
Fanuc, Ltd.	2,933	404,009
Fast Retailing Co., Ltd.	300	53,729
FCC Co., Ltd.	4,700	97,795
Fuji Heavy Industries, Ltd.	35,000	205,503
Fuji Media Holdings, Inc.	18	25,879
FUJIFILM Holdings Corp.	30,700	713,484
Fujikura, Ltd.	14,000	45,829
Fukuoka Financial Group, Inc.	23,000	96,236
Furukawa Electric Co., Ltd.	1,000	2,723
Glory, Ltd.	1,200	28,209
Gree, Inc.	1,600	48,796
GS Yuasa Corp.	2,000	9,378
Hakuhodo DY Holdings, Inc.	900	52,212
Hamamatsu Photonics, K.K.	300	12,092
Hankyu Department Stores, Inc.	2,000	15,969
Hankyu Hanshin Holdings, Inc.	19,000	81,258
Hirose Electric Co., Ltd.	100	9,296
Hisamitsu Pharmaceutical Co., Inc.	300	14,415
Hitachi Capital Corp.	1,000	12,465
Hitachi Construction Machinery Co., Ltd.	500	8,372
Hitachi High-Technologies Corp.	1,800	36,121
Hitachi Transport System, Ltd.	1,900	35,287
Hitachi, Ltd.	5,000	24,820
Hokuhoku Financial Group, Inc.	29,000	63,364
Honda Motor Co., Ltd.	39,840	1,167,107
House Foods Corp.	1,600	30,780
Hoya Corp.	2,400	55,643
Ibiden Co., Ltd.	700	14,792
Idemitsu Kosan Co., Ltd.	700	62,707
IHI Corp.	7,000	15,432
INPEX Corp.	65	399,171
Isetan Mitsukoshi Holdings, Ltd.	12,300	124,489
Isuzu Motors, Ltd.	51,000	219,103
ITO EN, Ltd.	100	1,832
Itochu Corp.	16,990	162,354
J Front Retailing Co., Ltd.	17,000	80,688
Japan Tobacco, Inc.	31	145,004
JFE Holdings, Inc.	6,000	121,117
JGC Corp.	1,000	24,454
JS Group Corp. (Tostem Inax Holding Corp.)	6,200	173,568
JSR Corp.	1,000	17,206
JTEKT Corp.	3,500	41,881
Jupiter Telecommunications Co., Ltd.	14	15,148
JX Holdings, Inc.	74,780	419,717
Kajima Corp.‡	24,000	78,769
Kamigumi Co., Ltd.	8,000	71,408
Kaneka Corp.	38,000	214,962
Kao Corp.	15,300	426,171
Kawasaki Heavy Industries, Ltd.	38,000	96,903
Kawasaki Kisen Kaisha, Ltd.	23,000	47,832
KDDI Corp.	19	130,803
Keyence Corp.	300	82,096
Kikkoman Corp.	2,000	22,850
Kimoto Co., Ltd.	2,800	21,024
Kinden Corp.	3,000	25,939
Kintetsu Corp.	12,000	45,244
Kirin Holdings Co., Ltd.	33,000	431,642
Kitz Corp.	6,400	32,348
Kobe Steel, Ltd.	7,000	11,685
Komatsu, Ltd.	18,811	405,566
Konica Minolta Holdings, Inc.	4,000	27,427
Kubota Corp.	10,000	81,551
Kuraray Co., Ltd.‡	2,000	27,276
Kurita Water Industries, Ltd.	600	16,820
Kyocera Corp.	2,000	167,231
Kyocera Corp. — ADR	300	24,987
KYORIN Holdings, Inc.	2,000	41,823
Kyowa Hakko Konin Co., Ltd.	9,000	100,347

Wilmington Funds — Multi-Manager Funds
Multi-Manager International Fund
     Investments / September 30, 2011 (Unaudited) — continued

	Shares	Value
Lawson, Inc.	500	$28,303
Mabuchi Motor Co., Ltd	800	37,155
Makita Corp.	600	21,356
Marubeni Corp.	4,000	22,336
Marui Co., Ltd.	18,900	142,101
Maruichi Steel Tube, Ltd.	1,265	29,871
Matsui Securities Co., Ltd.	600	2,706
Mazda Motor Corp.‡	53,000	107,206
McDonald’s Holdings Co. Japan, Ltd.	300	8,001
Medipal Holdings Corp.	4,350	44,062
Megane TOP Co., Ltd.	5,250	54,585
Megmilk Snow Brand Co., Ltd.	1,700	34,867
MEIJI Holdings Co., Ltd.	2,200	104,397
Minebea Co., Ltd.	1,000	3,357
Miraca Holdings, Inc.	600	26,372
Mitsubishi Chemical Holdings Corp.	28,500	193,281
Mitsubishi Corp.	8,776	178,676
Mitsubishi Electric Corp.	41,335	366,140
Mitsubishi Estate Co., Ltd.	8,000	129,765
Mitsubishi Gas Chemical Co., Inc.	15,000	92,085
Mitsubishi Heavy Industries, Ltd.	123,000	518,765
Mitsubishi Logistics Corp.	3,000	32,325
Mitsubishi Materials Corp.	42,000	102,271
Mitsubishi Motors Corp.*	22,000	29,159
Mitsubishi Tanabe Pharma Corp.	4,767	88,625
Mitsubishi UFJ Financial Group, Inc.	379,294	1,740,828
Mitsui & Co., Ltd.	5,592	81,002
Mitsui Chemicals, Inc.	30,000	100,344
Mitsui Engineering & Shipbuilding Co., Ltd.	2,000	3,359
Mitsui Fudosan Co., Ltd.	6,000	94,783
Mitsui O.S.K Lines, Ltd.	7,000	26,970
Mitsui Sumitomo Insurance Group Holdings, Inc.	8,000	174,061
Mizuho Financial Group, Inc.	73,140	107,105
Murata Manufacturing Co., Ltd.	1,700	92,300
Nabtesco Corp.	1,000	18,901
Nagase & Co., Ltd.	3,000	37,048
Namco Bandai Holdings, Inc.	6,100	82,618
NEC Corp.	80,000	162,523
NEC Electronics Corp.*	1,900	12,674
NEC Mobiling, Ltd.	1,300	46,905
NGK Insulators, Ltd.	2,000	30,095
Nichiha Corp.	2,600	29,148
Nichirei Corp.	1,000	4,626
Nidec Corp.	500	40,268
Nikon Corp.	1,800	42,460
Nintendo Co., Ltd.	1,100	161,631
Nippon Building Fund, Inc.	1	10,352
Nippon Electric Glass Co., Ltd.	13,000	118,131
Nippon Express Co., Ltd.	108,000	460,673
Nippon Meat Packers, Inc.	7,000	90,967
Nippon Paper Group, Inc.	2,200	58,573
Nippon Sheet Glass Co., Ltd.	30,000	67,120
Nippon Shokubai Co., Ltd.	4,000	49,574
Nippon Soda Co., Ltd.	8,000	36,131
Nippon Steel Corp.	31,000	88,911
Nippon Telegraph & Telephone Corp.	8,900	426,382
Nippon Television Network Corp.	490	70,865
Nippon Thompson Co., Ltd.‡	7,000	41,810
Nippon Yusen Kabushiki Kaisha‡	55,000	149,183
Nissan Motor Co., Ltd.	86,100	761,816
Nissha Printing Co., Ltd.	100	1,152
Nisshin Seifun Group, Inc.	13,000	169,697
Nisshin Steel Co., Ltd.	15,000	26,772
Nisshinbo Holdings, Inc.	3,000	26,157
Nissin Foods Holdings Co., Ltd.	300	12,071
Nitori Co., Ltd.	200	20,132
Nitto Denko Corp.	1,500	59,035
NKSJ Holdings, Inc.	4,500	99,897
Nok Corp.	2,700	48,847
Nomura Holdings, Inc.	57,800	210,791
Nomura Real Estate Holdings, Inc.	500	7,565
Nomura Research Institute, Ltd.	500	11,422
NSK, Ltd.	11,000	80,839
NTT Data Corp.	7	21,605
NTT Urban Development Corp.	6	4,360
Obara Corp.	2,000	23,925
Odakyu Electric Railway Co., Ltd.‡	3,000	28,516
Ohbayashi Corp.	22,000	108,668
OJI Paper Co., Ltd.	25,000	137,120
Olympus Corp.‡	1,500	46,296
Omron Corp.	1,100	21,602
Onward Kashiyama Co., Ltd.	2,000	15,879
Oracle Corp.	100	3,521
Oriental Land Co., Ltd.	300	32,008
Otsuka Holdings Co., Ltd.	1,100	30,136
Pacific Metals Co., Ltd.	10,000	57,368
Panasonic Corp.	76,500	739,391
Promise Co., Ltd.	7,300	61,204
QP Corp.	3,100	45,002
Rakuten, Inc.	42	48,932
Rengo Co., Ltd.	7,000	53,581
Ricoh Co., Ltd.‡	49,000	410,683
Rinnai Corp.	200	16,697
Rohm Co., Ltd.	6,900	359,937
Sankyo Co., Ltd.	1,000	54,110
Santen Pharmaceutical Co., Ltd.	400	16,811
Sapporo Hokuyo Holdings, Inc.	13,000	46,068
SBI Holdings, Inc.	771	66,620
SCSK Corp.‡	4,100	65,214
Secom Co., Ltd.	1,500	72,349
Sega Sammy Holdings, Inc.	8,600	200,645
Seiko Epson Corp.	1,300	16,542
Sekisui Chemical Co., Ltd.	14,000	117,703
Sekisui House, Ltd.	18,000	168,666
Seven & I Holdings Co., Ltd.	16,800	470,906
Seven Bank, Ltd.	33	64,409
Sharp Corp.	40,563	340,778
Shikoku Electric Power Co., Inc.	200	5,498
Shimadzu Corp.	1,000	8,435
Shimamura Co., Ltd.	100	10,483
Shimano, Inc.	300	15,879
Shimizu Corp.	23,000	100,952

Wilmington Funds — Multi-Manager Funds
Multi-Manager International Fund
     Investments / September 30, 2011 (Unaudited) — continued

	Shares	Value
Shin-Etsu Chemical Co., Ltd.	400	$19,621
Shinko Electric Industries Co., Ltd.	300	2,132
Shinsei Bank, Ltd.	9,000	10,116
Shionogi & Co., Ltd.	1,700	25,152
Ship Healthcare Holdings, Inc.	4,400	108,629
Showa Denko KK	8,000	15,792
SMC Corp.	1,250	182,703
Softbank Corp.	10,200	298,453
Sojitz Corp.	30,900	56,451
Sony Corp.	47,000	899,673
Sony Financial Holdings, Inc.	800	12,214
SRI Sports Ltd.	3,400	37,949
Stanley Electric Co., Ltd.	800	12,089
Sumitomo Bakelite Co., Ltd.	7,000	37,344
Sumitomo Chemical Co., Ltd.‡	10,000	38,585
Sumitomo Corp.‡	65,900	815,418
Sumitomo Electric Industries, Ltd.	74,700	877,306
Sumitomo Forestry Co., Ltd.	6,000	52,132
Sumitomo Heavy Industries, Ltd.	3,000	15,342
Sumitomo Metal Industries, Ltd.	32,000	66,325
Sumitomo Metal Mining Co., Ltd.	5,000	66,201
Sumitomo Mitsui Financial Group, Inc.	5,900	166,236
Sumitomo Realty & Development Co., Ltd.	2,000	38,446
Suzuken Co., Ltd.	2,300	61,862
Suzuki Motor Corp.	12,834	282,899
Sysmex Corp.	400	14,392
Taiheiyo Cement Corp.	26,000	47,177
Taisei Corp.	38,000	104,614
Taiyo Nippon Sanso Corp.	1,000	6,963
Takashimaya Co., Ltd.	10,000	72,927
Takeda Pharmaceutical Co., Ltd.	10,600	502,739
TDK Corp.	4,000	139,534
Teijin, Ltd.	13,000	46,734
Terumo Corp.	900	46,840
The 77 Bank, Ltd.	14,000	63,720
The Bank of Kyoto, Ltd.	11,000	97,938
The Bank of Yokohama, Ltd.	11,000	55,162
The Chiba Bank, Ltd.	5,000	34,680
The Chugoku Bank, Ltd.	6,000	88,359
The Dai-ichi Life Insurance Co., Ltd.	61	63,053
The Daishi Bank, Ltd.	6,000	20,529
The Gunma Bank, Ltd.	12,000	66,886
The Hachijuni Bank, Ltd.	13,000	79,634
The Higo Bank, Ltd.	8,000	48,189
The Iyo Bank, Ltd.	8,000	81,620
The Joyo Bank, Ltd.	12,000	55,827
The Juroku Bank, Ltd.	3,000	9,848
The Nishi-Nippon City Bank, Ltd.	17,000	52,244
The San-In Godo Bank, Ltd.	2,000	15,405
The Shiga Bank, Ltd.	8,000	55,039
The Shizuoka Bank, Ltd.	3,000	31,432
The Suruga Bank, Ltd.	1,000	9,742
TheYokohama Rubber Co., Ltd.	6,000	34,855
THK Co., Ltd.	600	9,984
Toda Corp.	4,000	15,598
Toho Co., Ltd.	500	8,733
Toho Gas Co., Ltd.	1,000	6,563
Tokai Rika Co., Ltd.	900	16,208
Tokio Marine Holdings, Inc.	17,400	440,968
Tokuyama Corp.	7,000	24,247
Tokyo Broadcasting System Inc.	700	8,610
Tokyo Electron, Ltd.	2,700	122,471
Tokyo Steel Manufacturing Co., Ltd.‡	4,500	42,777
Tokyo Tatemono Co., Ltd.	11,000	33,476
Tokyu Corp.	6,000	30,151
Tokyu Land Corp.	36,000	129,392
Toppan Printing Co., Ltd.	18,000	131,100
Toray Industries, Inc.	8,000	56,025
Toridoll Corp.	5,000	46,085
Toshiba Corp.	40,000	163,178
Tosoh Corp.‡	65,000	203,679
TOTO, Ltd.	1,000	8,821
Toyo Ink SC Holdings Co, Ltd.	1,000	3,952
Toyo Seikan Kaisha, Ltd.	5,400	81,722
Toyoda Gosei Co., Ltd.	300	5,712
Toyota Auto Body Co., Ltd.	1,400	21,759
Toyota Boshoku Corp.	300	4,287
Toyota Industries Corp.	300	8,749
Toyota Motor Corp.	29,158	999,512
Toyota Motor Corp. — ADR‡	1,812	123,687
Toyota Tsusho Corp.	7,300	124,892
Trend Micro, Inc.	500	15,638
Tsumura & Co.	300	9,565
Ube Industries, Ltd.	5,000	16,616
Unicharm Corp.	8,100	388,505
UNY Co., Ltd.	6,000	55,754
Ushio, Inc.	500	7,612
Wacoal Holdings Corp.	4,000	51,233
Yahoo! Japan Corp.	84	26,089
Yakult Honsha Co., Ltd.	500	15,601
Yamada Denki Co., Ltd.	490	34,079
Yamaguchi Financial Group, Inc.	8,000	80,853
Yamaha Corp.	6,400	69,254
Yamaha Motor Co., Ltd.	700	9,242
Yamatake Corp.	2,400	51,370
Yamato Holdings Co., Ltd.	1,200	21,878
Yamato Kogyo Co., Ltd.	1,600	41,966
Yamazaki Baking Co., Ltd.	6,000	90,987
Yaskawa Electric Corp.‡	1,000	7,539
Yokogawa Electric Corp.	700	6,621

TOTAL JAPAN		36,407,463

JORDAN — 0.2%
Arab Bank PLC	22,845	257,697
Arab Potash Co.	2,100	112,067
Capital Bank of Jordan*	21,205	39,526
Jordan Petroleum Refinery Co.	1,380	7,687
Jordan Phosphate Mines	1,700	30,711
Jordan Steel	5,259	16,009
Jordan Telecom Corp.	4,400	33,657
Jordanian Electric Power Co.	10,917	40,676
Middle East Complex*(1)	60	13
Taameer Jordan Holdings PSC*	12,900	6,763

TOTAL JORDAN		544,806

Wilmington Funds — Multi-Manager Funds
Multi-Manager International Fund
     Investments / September 30, 2011 (Unaudited) — continued

	Shares	Value
KAZAKHSTAN — 0.1%
Halyk Savings Bank of Kazakhstan JSC RegS — GDR‡	15,500	$98,425
Kazkommertsbank JSC*	19,000	66,120
KazMunaiGas Exploration Production GDR	7,400	109,885

TOTAL KAZAKHSTAN		274,430

KENYA — 0.2%
Athi River Mining, Ltd.	8,000	12,792
Bamburi Cement Co., Ltd.(1)	26,700	39,809
Barclays Bank of Kenya, Ltd.	193,600	20,440
East African Breweries, Ltd.	46,280	74,437
Equity Bank, Ltd.	470,900	82,443
Kenya Airways, Ltd.(1)	116,000	29,736
Kenya Commercial Bank, Ltd.	244,300	39,764
Kenya Power & Lighting, Ltd.	158,300	27,010
Nation Media Group	26,620	37,101
Safaricom, Ltd.	2,400,100	70,272
Standard Chartered Bank Kenya, Ltd.	9,711	17,167

Total KENYA		450,971

LATVIA — 0.0%
Latvian Shipping Co.*(1)	36,206	24,449

TOTAL LATVIA		24,449

LEBANON — 0.1%
Solidere RegS — GDR	13,537	205,486

TOTAL LEBANON		205,486

LITHUANIA — 0.1%
Apranga PVA(1)	22,400	42,277
Invalda PVA*	17,284	44,659
Lesto AB	19,018	14,136
Lietuvos Energija AB*	10,949	5,779
Lifosa PVA*	4,400	92,361
LITGRID Turtas AB*	8,818	4,309
Panevezio Statybos Trestas	16,900	26,502
Pieno Zvaigzdes	10,687	23,395
Siauliu Bankas*	58,107	20,858
TEO LT AB	59,800	48,838

TOTAL LITHUANIA		323,114

LUXEMBOURG — 0.3%
ArcelorMittal (London Exchange)	5,037	80,475
ArcelorMittal (New York Exchange)‡	33,953	540,192
Evraz Group SA GDR — Registered Shares*	1,400	22,036
L’Occitane International SA	53,789	108,341
SES SA	7,700	187,382
Tenaris SA	3,354	42,249

TOTAL LUXEMBOURG		980,675

MALAYSIA — 0.7%
Alliance Financial Group Bhd	28,800	29,518
Axiata Group Bhd	45,000	64,361
Batu Kawan Bhd	12,600	58,711
British American Tobacco Bhd	4,100	57,209
Bumiputra-Commerce Holdings Bhd	16,900	36,626
Bursa Malaysia Bhd	14,500	27,593
Digi.com Bhd	5,000	47,481
Eastern & Oriental Bhd	15,700	7,057
Genting Bhd	34,700	98,137
Hong Leong Bank Bhd	16,400	52,151
IJM Corp. Bhd	40,860	63,564
IOI Corp. Bhd	49,480	71,495
KLCC Property Holdings Bhd	24,500	24,357
KNM Group Bhd	27,075	10,052
Kuala Lumpur Kepong Bhd	15,400	101,184
Kulim Malaysia Bhd	65,200	68,053
Malayan Banking Bhd	42,390	105,638
Malaysian Airline System Bhd*	64,500	26,684
Malaysian Resources Corp. Bhd	83,700	43,340
Maxis Bhd	36,000	59,792
MISC Bhd	24,700	45,115
MMC Corp. Bhd	48,400	38,848
Muhibbah Engineering M Bhd	68,300	21,256
Multi-Purpose Holdings Bhd	36,500	26,985
Petronas Chemicals Group Bhd	103,300	178,250
Petronas Dagangan Bhd	10,800	53,791
PPB Group Bhd	14,100	73,074
Public Bank Bhd	19,800	75,369
RHB Capital Bhd	9,900	21,605
SapuraCrest Petroleum Bhd	27,700	31,670
Scomi Group Bhd*	69,500	5,732
Sime Darby Bhd	84,646	222,377
TA Ann Holdings Bhd	15,840	21,207
Telekom Malaysia Bhd	35,100	44,804
Tenaga Nasional Bhd	33,825	54,460
UMW Holdings Bhd	15,400	32,900
Wah Seong Corp. Bhd	35,921	22,018
WCT Engineering Bhd	35,466	22,057
YTL Corp. Bhd	95,790	39,549
YTL Power International Bhd	69,316	36,691

TOTAL MALAYSIA		2,120,761

MAURITIUS — 0.2%
Mauritius Commercial Bank	38,600	224,062
Mauritius Development Investment Trust Co., Ltd.(1)	265,200	48,303
Naiade Resorts, Ltd.	7,000	6,544
New Mauritius Hotels, Ltd.	18,900	53,240
Rogers & Co., Ltd.(1)	7,100	67,298
State Bank of Mauritius, Ltd.	55,800	166,155
Sun Resorts, Ltd. — Class A	24,969	43,721

Total MAURITIUS		609,323

MEXICO — 1.5%
Alfa SAB de CV — Class A	16,700	171,594
America Movil SAB de CV — Series L	884,624	976,576
Carso Infraestructura y Construccion SAB de CV*	41,900	21,149
Cemex SAB de CV*	341,604	108,626
Coca-Cola Femsa SAB de CV — Series L	6,400	56,762
Compartamos SAB de CV	108,000	146,015
Corp GEO SAB de CV — Series B*	18,100	23,401
Corp Interamericana de Entretenimiento SAB de CV - Series B*	18,679	8,122
Corp Moctezuma, SAB de CV	20,900	40,689

Wilmington Funds — Multi-Manager Funds
Multi-Manager International Fund
     Investments / September 30, 2011 (Unaudited) — continued

	Shares	Value
Desarrolladora Homex SAB de CV*	9,200	$20,764
Empresas ICA SAB de CV*	20,800	23,082
Fomento Economico Mexicano SAB de CV	50,800	329,669
Fresnillo PLC	1,012	24,741
Grupo Aeroportuario del Centro Norte SAB de CV	17,800	28,673
Grupo Aeroportuario del Pacifico SAB de CV - Class B	14,700	49,235
Grupo Bimbo SAB de CV — Series A	53,600	98,941
Grupo Carso SAB de CV — Series A1	24,800	57,581
Grupo Financiero Banorte SAB de CV — Series O	86,100	254,480
Grupo Financiero Inbursa SAB de CV — Series O	150,000	250,821
Grupo Mexico SAB de CV — Series B	135,573	320,641
Grupo Modelo SAB de CV — Series C	16,500	93,253
Grupo Televisa SAB	51,300	188,170
Impulsora Del Desarrollo Y El Empleo en America Latina SAB de CV*	56,900	74,056
Industrias CH SAB de CV — Series B*	7,500	21,248
Inmuebles Carso SAB de CV*	24,800	18,115
Kimberly-Clark de Mexico SAB de CV — Series A	14,000	71,421
Mexichem SAB de CV	34,192	102,809
Minera Frisco SAB de CV*	24,800	84,583
Organizacion Soriana SAB de CV — Series B*	10,800	21,961
Promotora Y Operadora de Infraestructura SAB de CV*	13,900	52,118
Telefonos de Mexico SAB de CV	111,500	83,534
TV Azteca SAB de CV	38,700	20,594
Urbi Desarrollos Urbanos SAB de CV*	22,900	30,861
Wal-Mart de Mexico SAB de CV — Series V	125,300	287,310

TOTAL MEXICO		4,161,595

MOROCCO — 0.4%
Attijariwafa Bank	5,609	251,949
Auto Hall SA	3,700	34,139
Banque Centrale Populaire	940	44,830
Banque Marocaine du Commerce et de l’Industrie	320	34,311
Banque Marocaine du Commerce Exterieur	3,770	102,227
Brasseries Maroc	171	39,650
Ciments du Maroc	500	65,390
Compagnie Generale Immobiliere	390	49,625
Credit Immobilier et Hotelier	800	24,450
Douja Promotion Groupe Addoha SA	5,300	51,014
Holcim Maroc SA	200	46,110
Lafarge Ciments	365	71,265
Maroc Telecom	14,280	244,362
Samir*	440	40,968
Sonasid*	210	40,262

TOTAL MOROCCO		1,140,552

NETHERLANDS — 3.2%
Aegon NV*	76,151	308,668
Akzo Nobel NV	7,467	329,499
Amrest Holdings NV	2,700	54,941
ASML Holding NV	4,098	141,702
Delta Lloyd NV	2,063	32,556
European Aeronautic Defence and Space Co. NV	2,931	82,387
Fugro NV	392	19,769
Heineken Holding NV	676	26,088
Heineken NV	3,540	159,070
ING Groep NV- CVA*	71,335	503,186
Koninklijke Ahold NV	8,475	99,667
Koninklijke Boskalis Westminster NV	635	19,531
Koninklijke DSM NV	20,459	889,526
Koninklijke KPN NV	11,917	156,959
Koninklijke Philips Electronics NV	34,277	614,995
Koninklijke Vopak NV	418	19,978
Nieuwe Steen Investments NV	1,533	22,770
QIAGEN NV*	1,361	18,903
Randstad Holdings NV	626	19,957
Royal Dutch Shell PLC — ADR	48,034	2,980,510
Royal Dutch Shell PLC — Class A	13,111	404,306
Royal Dutch Shell PLC — Class A (London Exchange)	19,383	598,879
Royal Dutch Shell PLC — Class B	19,558	608,544
SBM Offshore NV	341	5,910
STMicroelectronics NV*	60,714	396,772
TNT Express NV	1,597	11,166
TNT NV	1,597	6,986
Unilever NV	15,463	489,455
VimpelCom, Ltd.	15,400	146,762

TOTAL NETHERLANDS		9,169,442

NEW ZEALAND — 0.1%
Auckland International Airport, Ltd.	1,842	3,202
Contact Energy, Ltd.	14,398	59,478
Fletcher Building, Ltd.	4,216	24,658
Sky City Entertainment Group, Ltd.	10,825	27,395
Telecom Corp. of New Zealand, Ltd.	14,520	28,862

TOTAL NEW ZEALAND		143,595

NIGERIA — 0.2%
Access Bank PLC	299,750	10,552
African Petroleum PLC	61,333	7,407
Dangote Cement PLC	64,000	40,088
Ecobank Transnational, Inc.	262,889	19,735
First Bank of Nigeria PLC	645,152	39,563
First City Monument Bank PLC	750,000	19,965
Guaranty Trust Bank PLC	814,820	65,393
Guinness Nigeria PLC	45,800	62,525
Nestle Foods Nigeria PLC	17,737	44,551
Nigerian Breweries PLC	112,400	56,415

Wilmington Funds — Multi-Manager Funds
Multi-Manager International Fund
     Investments / September 30, 2011 (Unaudited) — continued

	Shares	Value
Oando PLC	186,725	$26,978
Oceanic Bank International PLC*	363,000	2,615
UAC of Nigeria PLC	124,250	25,912
United Bank For Africa PLC	796,092	19,254
Zenith Bank, Ltd.	839,175	65,049

TOTAL NIGERIA		506,002

NORWAY — 0.4%
Aker Kvaerner ASA	1,369	13,114
Cermaq ASA	9,393	100,284
DnB NOR ASA	14,013	139,656
Kvaerner ASA*	954	1,263
Marine Harvest	191,141	83,302
Norsk Hydro ASA	39,313	178,310
Orkla ASA	32,625	247,989
Renewable Energy Corp. ASA*‡	21,079	18,438
StatoilHydro ASA	10,758	230,844
Storebrand ASA	14,265	71,798
Telenor ASA	3,186	49,138
Yara International ASA	1,098	41,889

TOTAL NORWAY		1,176,025

OMAN — 0.2%
Bank Dhofar SAOG	33,622	46,432
Bank Muscat SAOG	76,043	132,555
Dhofar International Development & Investment Holding Co. SAOG	8,500	9,193
Galfar Engineering & Contracting SAOG	34,540	31,634
National Bank of Oman, Ltd.	48,170	38,854
Oman Flour Mills	16,000	18,078
Oman International Bank	35,404	24,132
Oman Oil Marketing Co.	13,300	53,359
Oman Telecommunications Co.	35,200	105,228
Omani Qatari Telecommunications Co. SAOG	14,700	24,473
Renaissance Services Co. SAOG	35,992	60,010

Total OMAN		543,948

PAKISTAN — 0.2%
Engro Chemical Pakistan, Ltd.	15,348	25,059
Fauji Fertilizer Co., Ltd.	39,187	72,301
HUB Power Co.	151,500	71,735
Lucky Cement, Ltd.	15,000	12,935
MCB Bank Ltd.	40,700	80,253
National Bank Of Pakistan	80,437	41,910
Nishat Mills, Ltd.	55,450	30,199
Oil & Gas Development Co., Ltd.	44,900	67,291
Pakistan Oilfields, Ltd.	9,300	38,947
Pakistan Petroleum, Ltd.	36,458	78,741
Pakistan State Oil Co., Ltd.	11,700	33,773
Pakistan Telecommunication Co., Ltd.	135,000	17,882
United Bank, Ltd.	53,000	36,362

TOTAL PAKISTAN		607,388

PERU — 0.3%
Alicorp SA(1)	41,600	82,495
Banco Continental	25,099	45,248
Cia de Minas Buenaventura SA — ADR	6,700	252,858
Cia Minera Milpo SA	34,893	62,904
Credicorp, Ltd.	1,200	111,000
Ferreyros SA(1)	62,587	55,513
Luz del Sur SAA	12,200	27,052
Minsur SA	35,670	36,011
Sociedad Minera Cerro Verde SA	1,400	47,572
Sociedad Minera el Brocal SA	4,000	60,573
Southern Copper Corp.	5,600	139,944

TOTAL PERU		921,170

PHILIPPINES — 0.4%
Aboitiz Equity Ventures, Inc.(1)	309,600	267,488
Alliance Global Group, Inc.	135,000	28,507
Ayala Land, Inc.	178,200	58,861
Banco De Oro Unibank, Inc.	52,400	60,655
Bank of the Philippine Islands	60,845	77,134
Energy Development Corp.	411,750	52,883
Jollibee Foods Corp.	47,600	91,446
Manila Electric Co.	17,010	90,543
Metropolitan Bank & Trust	27,813	41,569
Philex Mining Corp.	216,150	107,990
Philex Petroleum Corp.	42,343	5,520
Philippine Long Distance Telephone Co.	1,800	89,736
San Miguel Corp.	23,000	60,708
SM Prime Holdings, Inc.	160,600	44,618

TOTAL PHILIPPINES		1,077,658

POLAND — 0.7%
Asseco Poland SA	9,673	117,277
Bank Pekao SA	3,840	154,461
Bioton SA*	1,701,800	40,522
BRE Bank SA*	320	23,171
Budimex SA	950	20,701
Cersanit-Krasnystaw SA*	13,950	19,607
Cyfrowy Polsat SA	12,430	55,802
Eurocash SA	6,300	44,596
Galp Energia SGPS SA — B Shares	1,350	24,654
Getin Holding SA*	18,000	38,922
Globe Trade Centre SA*	3,600	12,694
Grupa Kety SA	450	12,982
Grupa Lotos SA*	2,600	19,550
ING Bank Slaski SA	200	44,137
KGHM Polaksa Miedz SA	4,200	164,456
LPP SA	90	52,829
Lubelski Wegiel Bogdanka SA	1,500	46,191
Mostostal-Warszawa SA	600	3,971
Netia SA	21,500	32,132
Orbis SA*	2,900	32,076
PBG SA	1,090	18,281
Polimex Mostostal SA	47,700	18,935
Polish Energy Partners SA*	4,100	28,539
Polska Grupa Energetyczna SA	24,700	144,096
Polski Koncern Naftowy Orlen*	11,150	121,469
Polskie Gornictwo Naftowe I Gazownictwo SA	61,300	74,665
Powszechna Kasa Oszczednosci Bank Polski SA	22,300	219,728

Wilmington Funds — Multi-Manager Funds
Multi-Manager International Fund
     Investments / September 30, 2011 (Unaudited) — continued

	Shares	Value
Powszechny Zaklad Ubezpieczen SA	1,400	$131,948
Synthos SA	34,800	38,875
Tauron Polska Energia SA	31,200	47,706
Telekomunikacja Polska SA	38,120	199,220
TVN SA	14,650	62,878

TOTAL POLAND		2,067,071

PORTUGAL — 0.0%
Banco Comercial Portugues SA — Class R	69,881	18,083
Brisa Auto Estradas de Portugal SA	19,778	69,975
Cimpor Cimentos de Portugal SGPS SA	21	140
Jeronimo Martins SGPS SA	1,290	20,145
Portugal Telecom SGPS SA	987	7,251

TOTAL PORTUGAL		115,594

QATAR — 0.4%
Barwa Real Estate Co.	3,607	28,906
Commercial Bank of Qatar	3,008	64,714
Doha Bank QSC	2,658	44,007
Gulf International Services OSC	5,000	33,409
Industries Qatar	8,430	283,556
Masraf Al Rayan*	11,400	76,803
Qatar Electricity & Water Co.	2,230	83,892
Qatar Fuel Co.	488	32,370
Qatar Gas Transport Co. Nakilat	9,450	44,156
Qatar International Islamic Bank	1,680	24,345
Qatar Islamic Bank	1,720	37,673
Qatar National Bank	5,662	219,714
Qatar Navigation	2,703	59,206
Qatar Telecom Q-Tel QSC	3,177	127,516

TOTAL QATAR		1,160,267

ROMANIA — 0.2%
Antibiotice	159,827	19,213
Banca Transilvania*	239,637	68,300
Biofarm Bucuresti	481,487	27,910
BRD-Groupe Societe Generale	59,900	199,927
SNP Petrom SA	1,393,500	120,110
Transelectrica SA	2,450	12,815

TOTAL ROMANIA		448,275

RUSSIA — 1.5%
CTC Media, Inc.*	4,400	39,160
Fifth Power Generation Co., OGK-5*	321,200	19,272
Gazprom OAO — ADR (New York Exchange)	73,800	704,790
Irkutsk Electronetwork Co. JSC*	82,604	210
Irkutskenergo OJSC	79,800	46,284
JSC Gazprom Neft	8,500	31,025
Kamaz OJSC*	31,400	40,406
LUKOIL — ADR (London Exchange)	5,000	252,003
Magnit OAO	1,600	143,272
Mechel — ADR	3,000	30,570
Mining & Metallurgical Co., Norilsk Nickel — ADR	9,500	204,250
Mobile Telesystems OJSC	37,400	215,424
Mobile Telesystems OJSC — ADR	2,000	24,600
NovaTek OAO	16,200	183,699
NovaTek OAO — GDR	435	50,547
Novolipetsk Steel OJSC — GDR	2,800	57,344
Rosneft Oil Co. GDR	35,100	206,213
Rostelecom — ADR‡	1,866	51,110
RusHydro — ADR	37,000	127,280
Sberbank of Russian Federation	456,065	986,670
Severstal — GDR Reg S(1)	2,200	23,188
Sistema JSFC RegS — GDR	3,500	49,000
Surgutneftegaz — ADR	10,000	43,800
Surgutneftegaz — ADR (London Exchnage)	23,500	186,825
Tatneft — ADR	4,000	99,360
TGK-2	665,824	90
TMK OAO‡	513	1,719
TMK OAO RegS — GDR	1,300	11,934
VTB Bank OJSC	57,125	236,383
X5 Retail Group NV — GDR*	2,700	74,790

TOTAL RUSSIA		4,141,218

SINGAPORE — 0.6%
CapitaLand, Ltd.	58,000	108,217
City Developments, Ltd.	5,000	36,252
ComfortDelgro Corp., Ltd.	10,000	9,930
Cosco Corp. Singapore, Ltd	5,000	3,488
DBS Group Holdings, Ltd.	2,000	17,934
Fraser & Neave, Ltd.	20,000	87,792
Genting Singapore PLC*	70,000	81,280
Global Logistic Properties, Ltd.*	17,000	21,319
Golden Agri-Resources, Ltd.	496,040	229,551
Hutchison Port Holdings Trust	91,000	61,425
Jardine Cycle & Carriage, Ltd.	3,335	105,973
Keppel Corp., Ltd.	21,700	127,254
Mobileone, Ltd.	16,000	29,873
Neptune Orient Lines, Ltd.‡	57,500	47,407
Olam International, Ltd.	7,000	11,928
Oversea-Chinese Banking Corp., Ltd.	15,000	92,448
Overseas Union Enterprise, Ltd.	8,000	13,038
SembCorp Industries, Ltd.	39,000	100,661
SembCorp Marine, Ltd.	28,000	68,559
Singapore Airlines, Ltd.	19,000	164,501
Singapore Exchange, Ltd.	7,000	35,185
Singapore Land, Ltd.	2,000	8,868
Singapore Press Holdings, Ltd.	9,000	25,733
Singapore Technologies Engineering, Ltd.	9,000	19,158
United Industrial Corp., Ltd.	9,000	18,206
United Overseas Bank, Ltd.	1,000	12,859
United Overseas Land Group, Ltd.	50,000	157,583
Venture Corp., Ltd.	5,000	25,323
Wilmar International, Ltd	23,000	91,523

TOTAL SINGAPORE		1,813,268

SLOVENIA — 0.2%
Gorenje Velenje	2,600	20,334
Krka dd Novo mesto	3,470	238,584
Luka Koper	1,120	14,080
Mercator Poslovni Sistem	300	65,555
Nova Kreditna Banka Maribor	11,800	70,880
Petrol	210	43,928
Sava DD	100	3,134
Telekom Slovenije DD	400	33,002

TOTAL SLOVENIA		489,497

Wilmington Funds — Multi-Manager Funds
Multi-Manager International Fund
     Investments / September 30, 2011 (Unaudited) — continued

	Shares	Value
SOUTH AFRICA — 1.4%
ABSA Group, Ltd.	4,900	$81,218
Adcorp Holdings, Ltd.	10,600	32,683
Aeci, Ltd.	3,000	27,484
African Bank Investments, Ltd.	9,380	38,157
African Rainbow Minerals, Ltd.	2,100	44,903
Anglo Platinum, Ltd.	900	61,400
AngloGold Ashanti, Ltd.	4,600	190,711
ArcelorMittal South Africa, Ltd.	2,610	19,095
Aspen Pharmacare Holdings, Ltd.	7,622	85,790
Aveng, Ltd.	17,400	74,118
AVI, Ltd.	12,300	49,081
Barloworld, Ltd.	10,400	77,514
Bidvest Group, Ltd.	8,625	158,807
Discovery Holdings, Ltd.	7,999	39,129
Exxaro Resources, Ltd.	2,300	48,206
FirstRand, Ltd.	58,500	141,410
Foschini, Ltd.	4,400	46,136
Fountainhead Property Trust	18,100	15,019
Gold Fields, Ltd.	9,500	145,513
Grindrod, Ltd.	29,600	54,953
Group Five, Ltd.	4,500	14,406
Harmony Gold Mining Co., Ltd.	4,400	51,487
Impala Platinum Holdings, Ltd.	6,600	133,362
Imperial Holdings, Ltd.	3,900	50,696
Investec, Ltd.	3,500	19,084
JSE, Ltd.	2,600	20,648
Kumba Iron Ore, Ltd.	900	47,255
Liberty Holdings, Ltd.	2,800	27,638
Massmart Holdings, Ltd.	1,274	21,808
MMI Holdings, Ltd.	22,679	47,648
MTN Group, Ltd.	40,500	661,636
Murray & Roberts Holdings, Ltd.	11,000	35,284
Naspers, Ltd.	5,101	220,288
Nedbank Group, Ltd.	2,800	47,258
Netcare, Ltd.	31,200	50,466
Pick’n Pay Stores, Ltd.	8,300	37,416
Pretoria Portland Cement Co., Ltd.	10,421	29,898
Remgro, Ltd.	7,500	102,565
Reunert, Ltd.	6,700	48,522
RMB Holdings, Ltd.	13,000	40,626
RMI Holdings, Ltd.	13,000	20,132
Sanlam, Ltd.	29,000	96,863
Sasol, Ltd.	6,400	262,474
Shoprite Holdings, Ltd.	7,500	105,022
Standard Bank Group, Ltd.	13,400	153,309
Steinhoff International Holdings, Ltd.‡	24,400	67,579
Telkom SA, Ltd.	10,100	39,980
Tiger Brands, Ltd.	2,300	59,619
Truworths International, Ltd.	7,400	64,326
Wilson Bayly Holmes-Ovcon, Ltd.	2,800	35,858
Woolworths Holdings, Ltd.	10,600	45,767

TOTAL SOUTH AFRICA		4,090,247

SOUTH KOREA — 1.7%
Amorepacific Corp.	30	29,857
BS Financial Group, Inc.*	3,215	35,054
Celltrion, Inc.	9,537	349,923
Cheil Industries, Inc.	890	61,703
Daewoo Engineering & Construction Co., Ltd.	4,364	33,002
Daewoo International Corp.	1,379	33,917
Doosan Heavy Industries and Construction Co., Ltd.	1,030	48,064
Doosan Infracore Co., Ltd.	2,200	33,112
E-Mart Co., Ltd.*	221	55,904
Hana Financial Group, Inc.	2,270	66,004
Hanjin Shipping Co., Ltd.	1,497	12,903
Hynix Semiconductor, Inc.	3,690	65,114
Hyosung Corp.	360	16,581
Hyundai Department Store Co., Ltd.	430	60,163
Hyundai Heavy Industries	520	120,728
Hyundai Merchant Marine Co., Ltd.	1,180	25,236
Hyundai Mobis	700	198,265
Hyundai Motor Co.	2,806	490,539
Hyundai Securities Co.	2,330	18,335
Hyundai Steel Co.	750	54,596
KB Financial Group, Inc.	4,613	152,423
KCC Corp.	120	22,419
Kia Motors Corp.	2,120	126,420
Korea Electric Power Corp.*	3,700	64,744
Korea Exchange Bank	2,950	17,290
Korea Zinc Co., Ltd.	300	73,191
Korean Air Lines Co., Ltd.	800	29,585
KT Corp.	1,231	37,083
KT&G Corp.	1,400	87,128
LG Chem, Ltd.	528	139,954
LG Corp.	830	41,463
LG Display Co., Ltd.	2,660	43,383
LG Electronics, Inc.	1,070	61,096
LG Telecom, Ltd.	5,860	31,567
Lotte Shopping Co., Ltd.	190	64,084
Macquarie Korea Infrastructure Fund	5,769	24,388
Mirae Asset Securities Co., Ltd.	388	9,144
NHN Corp.*	380	72,396
OCI Co., Ltd.	270	46,099
POSCO	660	203,388
S-Oil Corp.	740	63,852
Samsung C&T Corp.	1,000	58,208
Samsung Card Co.	1,000	35,470
Samsung Electro-Mechanics Co., Ltd.	470	28,788
Samsung Electronics Co., Ltd.	950	663,344
Samsung Fire & Marine Insurance Co., Ltd.	630	114,257
Samsung Heavy Industries Co., Ltd.	1,680	38,454
Samsung Securities Co., Ltd.	1,240	53,447
Shinhan Financial Group Co., Ltd.	4,850	169,103
Shinsegae Co., Ltd.	78	18,018
SK Energy Co., Ltd.	800	93,601
SK Holdings Co., Ltd.	320	35,437
SK Telecom Co., Ltd.	600	75,774
Woongjin Coway Co., Ltd.	1,510	48,619

Wilmington Funds — Multi-Manager Funds
Multi-Manager International Fund
     Investments / September 30, 2011 (Unaudited) — continued

	Shares	Value
Woori Finance Holdings Co., Ltd.	5,090	$43,160
Woori Investment & Securities Co., Ltd.	1,600	14,717

TOTAL SOUTH KOREA		4,710,494

SPAIN — 0.9%
Abertis Infraestructuras SA	1,790	27,528
Acciona SA‡	1,557	131,256
Amadeus IT Holding SA — Class A	2,020	32,273
Banco de Sabadell SA	40,280	143,821
Banco Espanol de Credito SA	6,527	38,980
Banco Popular Espanol SA	53,713	247,804
Banco Santander Central Hispano SA — ADR‡	5,461	43,907
Banco Santander SA	53,437	436,894
CaixaBank SA*	19,847	1,622
Criteria Caixacorp SA	19,847	86,953
Distribuidora Internacional de Alimentacion SA*	3,647	14,521
Enagas	1,069	19,647
Endesa SA	2,227	51,555
Ferrovial SA	2,672	30,460
Gamesa Corp Tecnologica SA	1,166	5,213
Gas Natural SDG SA	17,697	300,938
Grifols SA	850	15,851
Iberdrola SA	1,527	10,324
Industria de Diseno Textil SA	1,310	111,828
Red Electrica Corporacion SA	1,048	47,756
Repsol YPF SA	21,391	564,695
Sacyr Vallehermoso SA	8,031	44,495
UbiSoft Entertainment SA*	5,182	27,861

TOTAL SPAIN		2,436,182

SWEDEN — 1.7%
Alfa Laval AB	2,389	37,609
Assa Abloy AB — Class B	2,056	42,301
Atlas Copco AB — A Shares	13,767	243,683
Atlas Copco AB — B Shares	8,410	131,667
Bankas Snoras AB	55,450	17,582
Bilia AB- Class A	3,581	45,498
Boliden AB	2,644	27,189
Castellum AB	4,953	60,352
CDON Group AB*	191	700
Electrolux AB — Class B	1,414	20,794
Elekta AB — Class B	4,844	182,229
Getinge AB — Class B	3,913	85,387
Hennes & Mauritz AB — Class B	13,893	415,982
Hexagon AB	2,016	26,215
Holmen AB — Class B	2,300	57,134
Husqvarna AB — Class B	2,400	9,697
Investor AB — Class B	1,088	19,146
Kinnevik Investment AB — Class B	645	11,935
Millicom International Cellular SA	445	44,345
Modern Times — Class B	191	7,654
Nordea Bank AB	33,779	273,378
Ratos AB — B Shares	424	4,868
SAAB AB — Class B	5,199	93,269
Sandvik AB	9,603	110,658
Scania AB — Class B	1,889	26,989
Skandinaviska Enskilda Banken AB	34,304	184,405
Skanska AB — Class B	800	11,075
SKF AB — Class B	2,311	43,544
SSAB AB — Class A	8,355	61,971
SSAB AB — Class B	1,865	12,362
Svenska Cellulosa AB — Class B	22,036	268,311
Swedbank AB (ForeningsSparbanken AB) — Class A	32,327	356,927
Swedish Match AB	28,544	941,988
Tele2 AB — Class B	2,773	50,226
Telefonaktiebolaget LM Ericsson — ADR	24,700	235,885
Telefonaktiebolaget LM Ericsson — Class B	40,454	388,440
TeliaSonera AB	3,308	21,810
Trelleborg AB Class B	544	3,511
Volvo AB — Class B	18,001	176,838

TOTAL SWEDEN		4,753,554

SWITZERLAND — 4.5%
ABB, Ltd.	43,345	741,454
Actelion, Ltd.	8,853	294,111
Adecco SA	8,864	349,370
Aryzta AG	536	23,274
Baloise Holding AG	1,789	131,013
Compagnie Financiere Richemont SA	4,540	202,236
Credit Suisse Group AG	8,957	234,326
Dufry Group — Registered Shares	2,481	216,897
Flughafen Zuerich AG	170	64,053
Forbo Holding AG	339	132,911
Geberit AG	219	40,436
Givaudan SA	175	136,481
Holcim, Ltd.	8,014	425,286
Inficon Holding AG	363	52,837
Julius Baer Group, Ltd.	1,618	54,071
Kuehne & Nagel International AG	314	35,241
Lindt & Spruengli AG	5	46,179
Logitech International SA*	9,500	73,148
Lonza Group AG	3,889	234,329
Nestle SA	51,935	2,859,162
Nobel Biocare Holding AG	5,972	59,947
Novartis AG — ADR	9,089	506,894
Pargesa Holding SA	2,282	156,095
Roche Holding AG — Genusschein	8,810	1,422,922
Schindler Holding AG	125	13,625
Schindler Holding AG — Part Cert.	282	29,893
SGS SA	43	65,326
Sika AG	12	21,247
Sonova Holdings AG (Phonak Holding AG)	575	52,173
STMicroelectronics NV	3,059	19,974
Straumann Holding AG — Registered Shares	45	7,041
Sulzer AG	170	17,470
Swatch Group AG	1,323	435,299
Swiss Life Holding AG	2,216	243,027

Wilmington Funds — Multi-Manager Funds
Multi-Manager International Fund
     Investments / September 30, 2011 (Unaudited) — continued

	Shares	Value
Swiss Re, Ltd.	18,481	$866,960
Syngenta AG	2,743	712,818
Synthes, Inc.	343	55,509
The Swatch Group AG	250	14,900
Transocean, Ltd.	2,117	101,066
UBS AG	86,525	989,722
Valora Holding AG	192	41,600
Zurich Financial Services AG	3,173	660,950

Total SWITZERLAND		12,841,273

TAIWAN — 1.5%
Acer, Inc.	28,870	35,034
Advanced Semiconductor Engineering, Inc.	79,661	67,920
Asia Cement Corp.	40,146	41,321
Asustek Computer, Inc.	7,700	57,383
AU Optronics Corp.	54,126	21,543
Catcher Technology Co., Ltd.	9,438	54,036
Cathay Financial Holding Co., Ltd.	89,403	101,296
Chang Hwa Commercial Bank	73,030	41,373
China Airlines	80,004	39,201
China Development Financial Holding Corp.	192,750	57,262
China Steel Corp.	144,242	140,213
Chinatrust Financial Holding Co., Ltd.	180,051	105,393
Chunghwa Telecom Co., Ltd.	59,024	195,482
Compal Electronics, Inc.	59,736	54,320
D-Link Corp.	36,046	26,322
Delta Electronics, Inc.	22,888	53,613
Epistar Corp.	10,099	17,546
Far Eastern Department Stores Co., Ltd.	47,001	61,132
Far EasTone Telecommunications Co., Ltd.	68,000	100,540
First Financial Holding Co., Ltd.	90,687	57,961
Formosa Chemicals & Fibre Corp.	37,950	97,517
Formosa Petrochemical Corp.	28,990	79,061
Formosa Plastics Corp.	60,040	158,275
Foxconn Technology Co., Ltd.	8,000	25,506
Fubon Financial Holding Co., Ltd.	47,402	48,949
HannStar Display Corp.*	144,049	9,435
High Tech Computer Corp.	6,465	141,951
HON HAI Precision Industry Co., Ltd.	70,934	158,071
Hotai Motor Co., Ltd.	20,000	83,417
Hua Nan Financial Holdings Co., Ltd.	78,716	46,880
Innolux Display Corp.	68,389	27,231
Largan Precision Co., Ltd.	1,000	23,093
Lien Hwa Industrial Corp.	75,104	40,606
Lite-On Technology Corp.	33,892	30,699
MediaTek, Inc.	10,082	109,628
Mega Financial Holding Co., Ltd.	131,580	90,354
Motech Industries, Inc.	13,372	21,300
Nan Kang Rubber Tire Co., Ltd.	23,167	36,865
Nan Ya Plastics Corp.	74,730	160,467
Nanya Technology Corp.*	44,327	5,519
Novatek Microelectronics Corp., Ltd.	10,145	23,233
Pegatron Corp.	42,990	39,506
POU Chen Corp.	96,157	69,046
Powerchip Semiconductor Corp.*	66,340	3,718
President Chain Store Corp.	12,496	70,376
Quanta Computer, Inc.	40,571	77,720
Realtek Semiconductor Corp.	8,826	14,736
Shin Kong Financial Holding Co., Ltd.	78,586	23,022
Siliconware Precision Industries Co.	36,000	34,810
Sino-American Silicon Products, Inc.	13,190	21,798
SinoPac Financial Holdings Co., Ltd.	126,203	40,414
Synnex Technology International Corp.	23,941	51,695
Tainan Spinning Co., Ltd.	113,464	49,657
Taishin Financial Holding Co., Ltd.	90,799	34,735
Taiwan Cement Corp.	62,057	65,831
Taiwan Cooperative Bank	49,343	29,634
Taiwan Fertilizer Co., Ltd.	16,000	38,746
Taiwan Kolin Co., Ltd.*	141,000	—
Taiwan Mobile Co., Ltd.	56,527	138,929
Taiwan Semiconductor Manufacturing Co., Ltd.	182,906	411,678
Tatung Co., Ltd.*	120,916	44,484
Tung Ho Steel Enterprise Corp.	37,476	33,350
Uni-President Enterprises Corp.	86,366	110,785
United Microelectronics Corp.	131,000	48,308
Walsin Lihwa Corp.	120,000	36,360
Wistron Corp.	30,495	34,224
Yuanta Financial Holding Co., Ltd.	109,172	54,724
Yulon Motor Co., Ltd.	22,640	42,051
Zinwell Corp.	22,435	22,128

TOTAL TAIWAN		4,389,413

THAILAND — 0.7%
Advanced Info Service PCL — For Reg	43,300	178,298
Airports of Thailand PCL	49,900	63,408
Bangkok Bank PCL	19,300	91,270
Bangkok Dusit Medical Service PCL	20,600	42,413
Bangkok Expressway PCL	50,500	26,806
BEC World PCL	41,700	49,299
Bumrungrad Hospital PCL	16,000	19,945
CalComp Electronics Thailand PCL	211,500	16,057
Central Pattana PCL	44,600	49,141
Charoen Pokphand Foods PCL	91,300	78,568
CP ALL PCL	67,200	103,767
Electricity Generating PCL	15,300	41,591
Hana Microelectronics PCL	131,800	71,656
IRPC PCL	269,900	30,389
Kasikornbank PCL	100	373
Kasikornbank PCL — For Reg	33,200	126,052
Khon Kaen Sugar Industry PCL	39,100	13,626
Krung Thai Bank PCL	75,000	37,156

Wilmington Funds — Multi-Manager Funds
Multi-Manager International Fund
     Investments / September 30, 2011 (Unaudited) — continued

	Shares	Value
PTT Aromatics & Refining PCL	59,778	$47,307
PTT Chemical PCL — Foreign	14,400	45,861
PTT Exploration & Production PCL	31,800	141,916
PTT Exploration & Production PCL — For Reg	300	1,346
PTT PCL	18,000	150,555
Quality House PCL	838,700	38,852
Ratchaburi Electricity Generating Holding PCL	46,000	62,892
Siam Cement PCL	6,500	64,793
Siam City Cement PCL	4,600	32,260
Siam Commercial Bank PCL — For Reg	34,900	119,009
Siam Makro PCL	3,300	23,143
Thai Airways International PCL	46,000	29,596
Thai Beverage PCL	496,000	96,264
Thai Oil PCL	25,600	41,795
Thai Union Frozen Products PCL	17,220	28,668
TMB Bank PCL	546,200	25,127
Total Access Communication PCL — NVDR	28,400	67,172

TOTAL THAILAND		2,056,371

TURKEY — 0.8%
Akbank TAS	43,103	169,056
Akcansa Cimento AS	4,900	18,092
Akenerji Electrik Uretim AS*	15,852	24,586
Anadolu Efes Biracilik ve Malt Sanayii AS	7,963	91,908
Anadolu Efes Biracilik ve Malt Sanayii AS — ADR	3	7
Arcelik AS	13,520	52,997
Asya Katilim Bankasi AS*	40,000	41,518
Bim Birlesik Magazalar AS	2,900	79,831
Cimsa Cimento Sanayi ve Tica	4,400	17,722
Dogan Sirketler Grubu Holding AS*	85,907	29,414
Dogus Otomotiv Servis ve Ticaret AS*	13,000	29,341
Eczacibasi Ilac Sanayi	19,500	22,338
Enka Insaat ve Sanayi AS	37,391	89,869
Eregli Demir ve Celik Fabrikalari TAS‡	54,221	94,210
Haci Omer Sabinci Holding AS	27,778	96,649
Ihlas Holding*	53,700	25,351
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS*	68,862	30,935
KOC Holding AS	42,714	157,892
Koza Altin Isletmeleri AS	2,800	33,319
Petkim Petrokimya Holding AS*‡	24,518	31,473
Petrol Ofisi AS	6,494	15,477
TAV Havalimanlari Holding AS	6,700	26,429
Tekfen Holding AS	18,500	56,411
Tofas Turk Otomobil Fabrikasi AS	14,700	52,149
Tupras-Turkiye Petrol Rafine	7,346	150,622
Turk Hava Yollari Anonim Ortakligi*‡	31,080	45,305
Turk Telekomunikasyon AS	24,947	107,123
Turkcell Iletisim Hizmet AS	32,608	147,975
Turkiye Garanti Bankasi AS	57,153	221,171
Turkiye Halk Bankasi AS	8,554	61,049
Turkiye Is Bankasi	32,942	84,623
Turkiye Sinai Kalkinma Bankasi AS	37,500	40,059
Turkiye Vakiflar Bankasi Tao	16,700	33,288
Ulker Biskuvi Sanayi AS	8,021	23,645
Yapi ve Kredi Bankasi AS*	28,578	63,098
Yazicilar Holding AS	2,500	12,652

TOTAL TURKEY		2,277,584

UNITED ARAB EMIRATES — 0.4%
Aabar Investments PJSC*	83,600	16,502
Abu Dhabi Commercial Bank*	60,000	47,531
Abu Dhabi National Hotels	50,000	34,033
Air Arabia	411,400	69,814
Aldar Properties PJSC	61,000	19,059
Amlak Finance PJSC*	50,900	—
Arabtec Holding Co.*	224,375	81,340
Dana Gas PJSC*	469,700	69,494
DP World, Ltd.	17,170	175,306
Dubai Financial Market	144,800	42,027
Dubai Islamic Bank PJSC	65,548	34,982
Emaar Properties PJSC	223,200	163,900
Emirates NBD PJSC	52,030	53,767
First Gulf Bank PJSC	17,999	69,177
Gulf Cement Co.	65,000	16,635
National Bank of Abu Dhabi PJSC	56,544	162,542
Tabreed*	36,199	6,184
Union National Bank/Abu Dhabi	86,416	71,570
Union Properties PJSC*	65,340	5,946

Total UNITED ARAB EMIRATES		1,139,809

UNITED KINGDOM — 10.9%
Admiral Group PLC	1,164	22,834
African Barrick Gold, Ltd.	7,038	54,931
Aggreko PLC	1,461	36,765
Amec PLC	9,766	123,227
Anglo American PLC (London Exchange)	21,113	726,523
Antofagasta PLC (Johannesburg Exchange)	2,244	32,041
ARM Holdings PLC	29,204	249,743
Ashtead Group PLC	62,221	127,792
Associated British Foods PLC	13,042	224,523
AstraZeneca PLC	14,575	646,833
Autonomy Corp. PLC*	1,283	50,762
Aviva PLC	91,284	429,299
Babcock International Group PLC	2,062	21,023
BAE Systems PLC	111,527	460,626
Balfour Beatty PLC	1,949	7,710
Barclays PLC — ADR	56,612	553,665
BG Group PLC	64,428	1,233,067
BHP Billiton PLC	58,269	1,556,600
Bodycote PLC	39,653	151,759
Booker Group PLC	98,187	111,019
BP PLC — ADR	27,189	980,707
British American Tobacco PLC	13,218	558,136
British Sky Broadcasting Group PLC	8,584	88,408
Bunzl PLC	1,926	22,951
Burberry Group PLC	12,553	227,954

Wilmington Funds — Multi-Manager Funds
Multi-Manager International Fund
     Investments / September 30, 2011 (Unaudited) — continued

	Shares	Value
Cairn Energy PLC*	19,423	$84,239
Carnival PLC	1,008	31,420
Carnival PLC — ADR	4,976	153,211
Centrica PLC	32,903	151,671
Cineworld Group PLC	17,117	48,046
Cobham PLC	6,837	18,507
Compass Group PLC	32,399	261,383
Cookson Group PLC	7,592	50,648
Dairy Crest Group	48,535	263,918
Devro PLC	25,388	92,831
Diageo PLC	26,446	504,238
Drax Group PLC	63,736	473,935
Eurasian Natural Resources Corp.	24,966	221,268
G4S PLC	8,338	34,499
HFC Bank Ghana, Ltd.	243,750	54,724
Hikma Pharmaceuticals PLC	13,577	119,947
HSBC Holdings PLC	343,685	2,632,396
ICAP PLC	3,213	20,480
Imperial Tobacco Group PLC	42,558	1,436,235
Inmarsat PLC	2,496	19,009
Intercontinental Hotels Group PLC	1,698	27,534
International Consolidated Airlines Group SA	13,833	32,672
International Power PLC	9,922	47,101
Intertek Group PLC	1,153	33,161
Invensys PLC	4,513	15,721
ITV PLC	21,905	20,035
J Sainsbury PLC	226,532	964,592
Johnson Matthey PLC	1,263	30,980
Kazakhmys PLC	23,995	293,124
Kingfisher PLC	102,026	391,773
Lloyds Banking Group PLC*	888,312	476,896
Lloyds Banking Group PLC — ADR*	96,184	201,025
Lonmin PLC	941	15,279
Man Group PLC	6,774	17,523
Marks & Spencer Group PLC	20,957	102,051
McBride PLC	26,010	48,381
Mondi PLC	14,786	108,063
Morgan Crucible Co. PLC	14,632	55,345
National Grid PLC	14,073	139,492
New World Resources PLC	13,870	97,026
Next PLC	1,099	43,086
Old Mutual PLC	236,253	383,359
Paragon Group of Cos PLC	15,598	37,179
Pearson PLC — ADR	3,501	61,302
Pennon Group PLC	45,329	474,909
Persimmon PLC	6,733	47,378
Petrofac, Ltd.	4,783	88,473
Premier Oil PLC*	18,463	99,256
Randgold Resources, Ltd.	804	78,098
Reckitt Benckiser Group PLC	8,945	453,227
Reed Elsevier PLC	2,499	19,132
Rexam PLC	24,068	115,737
Rio Tinto PLC	38,922	1,726,124
Rolls-Royce Holdings PLC	28,567	262,610
Royal Bank of Scotland Group PLC — ADR*‡	20,561	146,600
SABMiller PLC	7,473	243,838
Schroders PLC	648	12,845
Scottish & Southern Energy PLC	2,692	54,021
Serco Group PLC	2,809	22,222
Severn Trent PLC	1,386	33,115
Shire PLC	4,294	133,907
Smith & Nephew PLC	16,093	144,763
Smiths Group PLC — Class B	2,301	35,510
Standard Chartered PLC	30,379	606,093
Subsea 7 SA*	2,700	51,289
Tate & Lyle PLC	23,486	227,733
Tesco PLC	52,553	307,834
The Capita Group PLC	4,252	46,571
The Sage Group PLC	11,594	45,982
The Weir Group PLC	1,346	32,159
Travis Perkins PLC	3,143	36,875
TUI Travel PLC	3,596	8,294
Tullow Oil PLC	5,162	104,397
Unilever PLC	8,196	256,733
Vedanta Resources PLC	10,415	177,040
Vodafone Group PLC	172,414	444,361
Vodafone Group PLC — ADR	122,200	3,134,430
Whitbread PLC	1,014	24,864
William Hill PLC	29,979	105,154
WM Morrison Supermarkets PLC	153,214	690,804
Wolseley PLC	6,934	172,046
WPP PLC	22,403	207,509
Xstrata PLC	82,465	1,041,346

Total UNITED KINGDOM		30,927,482

UNITED STATES — 0.1%
Brookfield Properties Corp.	14,000	193,587
Golden Star Resources, Ltd.*	9,500	17,859
Shaw Communication, Inc. — Class B	2,000	40,400
Thomson Reuters Corp.	2,793	75,523

Total UNITED STATES		327,369

VIETNAM — 0.1%
Dragon Capital — Vietnam Enterprise Investments, Ltd.*	101,745	183,141

TOTAL VIETNAM		183,141

Total Common Stock (Cost $259,877,920)		233,465,403

EXCHANGE-TRADED FUNDS — 6.6%
iShares MSCI EAFE Small Cap Index Fund	29,000	1,013,260
SPDR S&P International Small Cap ETF‡	708,130	17,788,226

Total EXCHANGE-TRADED FUNDS (Cost $22,549,086)		18,801,486

PREFERRED STOCK — 1.4%
BRAZIL — 0.8%
AES Tiete SA, 11.34%	3,080	38,495
Banco Bradesco SA, 0.59%	12,793	187,447
Banco Itau Holding Financeira SA, 0.44%	15,022	232,091
Bradespar SA, 0.59%	1,900	33,145
Braskem SA — Class A, 0.00%	3,300	25,589
Cia de Bebidas das Americas, 0.64%	7,235	217,483

Wilmington Funds — Multi-Manager Funds
Multi-Manager International Fund
     Investments / September 30, 2011 (Unaudited) — continued

	Shares	Value
Cia Energetica de Minas Gerais, 2.93%	6,108	$89,172
Cia Energetica de Sao Paulo, 0.95%	4,100	59,856
Cia Vale do Rio Doce — Class A, 3.37%	21,800	454,493
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA, 11.45%	960	14,551
Gerdau SA, 0.74%	4,600	32,489
Gol Linhas Aereas Inteligentes SA, 3.03%	1,000	5,494
Investimentos Itau SA, 0.62%	28,697	144,229
Lojas Americanas SA, 0.35%	8,357	63,336
Marcopolo SA, 1.47%	8,000	29,358
Metalurgica Gerdau SA, 1.49%	3,500	30,882
Petroleo Brasileiro SA, 1.07%	45,400	461,183
Telecomunicacoes de Sao Paulo SA, 4.46%	3,010	79,562
Usinas Siderurgicas de Minas Gerais SA — Class A, 1.26%	4,300	24,127

Total BRAZIL		2,222,982

CHILE — 0.1%
Embotelladora Andina SA — Class B, 2.42%	10,300	41,624
Sociedad Quimica y Minera de Chile SA B, 3.94%	2,500	121,096

Total CHILE		162,720

CROATIA — 0.0%
Adris Grupa DD, 2.22%	579	20,967

Total CROATIA		20,967

GERMANY — 0.5%
Bayerische Motoren Werke AG , 2.93%	309	14,494
Henkel AG & KGaA-Vorzug, 2.28%	11,527	612,913
Jungheinrich AG, 5.91%	1,103	29,306
Porsche Automobil Holding SE AG, 1.44%	4,844	230,726
Volkswagen AG, 3.74%	3,845	507,417

Total GERMANY		1,394,856

RUSSIA — 0.0%
Transneft, 1.54%	25	26,500

TOTAL RUSSIA		26,500

Total Preferred Stock (Cost $3,698,105)		3,828,025

RIGHTS — 0.0%
BRAZIL — 0.0%
Lojas Americanas SA*	2	—

Total BRAZIL		—

BULGARIA — 0.0%
Bulgarian American Credit Bank	2,600	71

Total BULGARIA		71

MOROCCO — 0.0%
Douja Promotion Groupe Addoha SA*	6,000	58,381

Lafarge Ciments*	110	55,176

TOTAL MOROCCO		113,557

TAIWAN — 0.0%
Sino-American Silicon Products, Inc.	467	—

TOTAL TAIWAN		—

Total RIGHTS (Cost $173,070)		113,628

CALL WARRANTS — 1.7%
Citigroup Global Markets Holdings, Inc - Al-Qurain Petrochemicals Co. Exp. 11/02/13	40,000	31,509
Citigroup Global Markets Holdings, Inc — Gulf Bank Exp. 11/14/13	40,000	75,159
Citigroup Global Markets Holdings, Inc — Kuwait Food Co. Exp. 11/15/13	9,600	51,339
Citigroup Global Markets Holdings, Inc — Kuwait Real Estate Co. Exp. 11/15/13	120,000	20,813
Citigroup Global Markets Holdings, Inc — Mena Holdings Exp. 11/15/13	35,000	2,050
Citigroup Global Markets Holdings, Inc — National Real Estate Bank for Development Exp. 11/04/13	40,000	10,551
Citigroup Global Markets Holdings, Inc. — Boubyan Bank K.S.C. Exp. 10/14/13	20,000	43,361
Citigroup Global Markets Holdings, Inc. - Commercial Bank of Kuwait Exp. 02/25/14	14,000	42,440
Citigroup Global Markets Holdings, Inc. — Kuwait Finance House Exp. 01/14/14	28,200	91,591
Citigroup Global Markets Holdings, Inc. — Mobile Telecommunication Co. Exp. 09/20/13	63,500	215,410
Citigroup Global Markets Holdings, Inc. - National Bank of Kuwait Exp. 10/15/13	43,600	166,784
Citigroup Global Markets Holdings, Inc. - National Industries Group Holdings Exp. 01/14/14	98,000	76,391
Citigroup Global Markets Holdings, Inc. - National Investment Co. Exp. 10/04/13	30,000	20,596
Citigroup Global Markets Holdings, Inc. — Public Warehousing Co. Exp. 03/17/14	15,000	16,781
Citigroup Global Markets Holdings, Inc.- Boubyan Petrochemicals Exp. 08/05/19	60,000	123,578

Wilmington Funds — Multi-Manager Funds
Multi-Manager International Fund
     Investments / September 30, 2011 (Unaudited) — continued

	Shares	Value
Citigroup Global Markets Holdings, Inc.- Gulf Cable and Electrical Industries Co. Exp. 11/04/13	12,500	$66,848
JPMorgan Chase Bank NA — CW14 KINHDO Corp., Exp. 12/08/14	21,700	36,460
JPMorgan Chase Bank NA — CW14 Vincom JSC Exp. 12/16/14	19,841	95,250
JPMorgan Chase Bank NA — CW15 FPT Corp. Exp. 01/13/15	29,400	72,686
JPMorgan Chase Bank NA — CW15 HAGL JSC Exp. 03/03/15	43,050	66,751
JPMorgan Chase Bank NA — CW15 HOA Phat Group JSC Exp. 03/03/15	48,700	64,523
JPMorgan Chase Bank NA — CW15 PHA LAI Thermal Power Exp. 01/13/15	58,600	19,405
Merrill Lynch Int’l & Co. — CW15 Aditya Birla Nuvo Ltd., Exp. 6/11/15	1,600	29,509
Merrill Lynch Int’l & Co. — CW15 Axis Bank, Ltd., Exp. 03/16/15	3,760	78,435
Merrill Lynch Int’l & Co. — CW15 Container Corporation of India, Ltd., Exp. 02/02/15	2,500	49,269
Merrill Lynch Int’l & Co. — CW15 ITC Ltd., Exp. 08/04/15	27,500	111,115
Merrill Lynch Int’l & Co. — CW15 Jaiprakash Associates, Ltd., Exp. 06/15/15	28,900	42,967
Merrill Lynch Int’l & Co. — CW10 Burgan Bank, Exp. 04/24/13	30,000	54,133
Merrill Lynch Int’l & Co. — CW11 Cairn India, Ltd., Exp. 12/27/11	8,870	49,362
Merrill Lynch Int’l & Co. — CW12 ABB Ltd. India, Exp. 06/27/12	2,560	36,205
Merrill Lynch Int’l & Co. — CW12 Bharti Airtel Exp. 06/29/12	37,396	288,684
Merrill Lynch Int’l & Co. — CW12 Colgate Palmolive India, Ltd., Exp. 10/25/12	2,500	50,175
Merrill Lynch Int’l & Co. — CW12 DLF, Ltd., Exp. 06/21/12	11,800	52,751
Merrill Lynch Int’l & Co. — CW12 Essar Oil, Ltd., Exp. 07/20/12	5,730	9,414
Merrill Lynch Int’l & Co. — CW12 Kotak Mahindra Bank, Ltd., Exp. 04/20/12	7,400	69,472
Merrill Lynch Int’l & Co. — CW12 Mundra Port and Special Economic Zone, Ltd., Exp. 11/23/12	21,000	70,485
Merrill Lynch Int’l & Co. — CW12 Power Grid Corp of India, Ltd., Exp. 09/27/12	24,600	49,460
Merrill Lynch Int’l & Co. — CW12 Punj Lloyd, Ltd., Exp. 06/25/12	4,400	4,830
Merrill Lynch Int’l & Co. — CW13 Jindal Steel & Power, Ltd., Exp. 01/30/13	4,700	48,568
Merrill Lynch Int’l & Co. — CW13 Piramal Healthcare, Ltd., Exp. 02/05/13	4,505	32,900
Merrill Lynch Int’l & Co. — CW13 Reliance Power Exp. 02/04/13	23,200	36,364
Merrill Lynch Int’l & Co. — CW14 Larsen & Toubro, Ltd., Exp. 06/10/14	1,900	52,702
Merrill Lynch Int’l & Co. — CW14 NTPC, Ltd., Exp. 10/06/14	35,073	120,083
Merrill Lynch Int’l & Co. — CW14 Sesa Goa, Ltd. Exp. 12/04/14	4,700	19,101
Merrill Lynch Int’l & Co. — CW14 Steel Authority of India, Ltd., Exp. 03/25/14	9,100	19,634
Merrill Lynch Int’l & Co. — CW14 Tata Consultancy Services, Ltd., Exp. 08/06/14	5,840	123,739
Merrill Lynch Int’l & Co. — CW14 Tata Steel Ltd., Exp. 12/23/14	4,750	40,272
Merrill Lynch Int’l & Co. — CW14 Ultratech Cement Ltd., Exp. 06/10/14	3,571	82,117
Merrill Lynch Int’l & Co. — CW15 Bharat Heavy Electricals Ltd., Exp. 08/17/15	1,594	53,295
Merrill Lynch Int’l & Co. — CW15 Cipla Ltd., Exp. 09/09/15	6,800	43,252
Merrill Lynch Int’l & Co. — CW15 HDFC Bank Ltd., Exp. 05/26/15	18,255	174,344
Merrill Lynch Int’l & Co. — CW15 Housing Development Finance Corp., Exp. 08/19/15	16,000	209,419
Merrill Lynch Int’l & Co. — CW15 Infrastructure Development Finance Co., Ltd., Exp. 07/29/15	16,800	38,015
Merrill Lynch Int’l & Co. — CW15 Nestle India Ltd., Exp. 09/17/15	1,500	129,254
Merrill Lynch Int’l & Co. — CW15 Ranbaxy Laboratories Ltd., Exp. 10/26/15	5,000	52,470

Wilmington Funds — Multi-Manager Funds
Multi-Manager International Fund
     Investments / September 30, 2011 (Unaudited) — continued

	Shares	Value
Merrill Lynch Int’l & Co. — CW15 Sterlite Industries India Ltd., Exp. 06/24/15	18,000	$41,539
Merrill Lynch Int’l & Co. — CW15 Sun Pharmaceuticals Industries, Ltd., Exp. 02/02/15	12,000	112,927
Merrill Lynch Int’l & Co. — CW15 Suzlon Energy Ltd., Exp. 08/15/15	43,500	32,470
Merrill Lynch Int’l & Co. — CW15 Tata Power Co. Ltd., Exp. 09/17/15	34,400	69,726
Merrill Lynch Int’l & Co. — CW15 Unitech Ltd., Exp. 07/07/15	46,200	24,626
Merrill Lynch Int’l & Co. — Dr. Reddys Labs Exp. 12/17/15	1,700	51,174
Merrill Lynch Int’l & Co. — Grasim Industries Ltd. Exp. 04/18/16	300	14,367
Merrill Lynch Int’l & Co. — Hero Honda Motors Ltd. Exp. 04/18/16	2,200	87,342
Merrill Lynch Int’l & Co. — Hindustan Unilever Ltd., Exp 12/14/15	20,000	138,974
Merrill Lynch Int’l & Co. — Indian Oil Corp., Exp. 07/29/16	9,200	53,407
Merrill Lynch Int’l & Co. — Mahindra & Mahindra Ltd. Exp. 12/10/15	7,700	126,549
Merrill Lynch Int’l & Co. — Maruti Suzuki India Ltd. Exp. 11/30/15	1,400	30,919
Merrill Lynch Int’l & Co. — Oil & Natural Gas Corp., Ltd., Exp. 02/08/16	27,028	146,880
Merrill Lynch Int’l & Co. — Reliance Capital Ltd., Exp. 08/30/16	3,100	19,753
Merrill Lynch Int’l & Co. — Reliance Communications, Exp. 12/28/15	30,229	44,295
Merrill Lynch Int’l & Co. — United Spirits Ltd., Exp. 01/13/16	2,200	35,752

Total CALL WARRANTS (Cost $5,324,588)		4,762,771

CERTIFICATES — 0.2%
SAUDI ARABIA — 0.2%
HSBC Bank PLC — Al Rajhi Bank, Exp. 04/30/12	3,200	59,087
HSBC Bank PLC — Alinma Bank, Exp. 06/04/12	10,150	25,034
HSBC Bank PLC — Almari Co., Ltd., Exp. 03/27/12	1,600	36,690
HSBC Bank PLC — Arab National Bank, Exp. 06/04/12	3,923	29,079
HSBC Bank PLC — Banque Saudi Fransi, Exp. 04/30/12	3,300	34,140
HSBC Bank PLC — Ethad Etisalat Co., Exp. 04/02/12	4,700	66,420
HSBC Bank PLC — National Industrialization Co., Exp. 05/14/12	7,502	78,813
HSBC Bank PLC — Saudi Arabian Fertilizer Co., Exp. 06/04/12	1,100	53,381
HSBC Bank PLC — Saudi Basic Industries Corp., Exp 03/26/12	3,800	93,723
HSBC Bank PLC — Saudi Ind Investment Group., Exp. 06/11/12	5,750	29,820
HSBC Bank PLC — Saudi Telecom Co., Exp. 05/21/12	3,600	32,637
HSBC Bank PLC — Savola, Exp. 04/20/12	6,700	46,448

TOTAL SAUDI ARABIA		585,272

Total CERTIFICATES (Cost $564,864)		585,272

REAL ESTATE INVESTMENT TRUSTS — 0.0%
CANADA — 0.0%
Boardwalk Real Estate Investment Trust	900	41,380
RioCan Real Estate Investment Trust‡	1,153	28,608

Total CANADA		69,988

NETHERLANDS — 0.0%
Vastned Retail NV	451	21,396

TOTAL NETHERLANDS		21,396

Total Real Estate Investment Trusts (Cost $101,343)		91,384

MUTUAL FUNDS — 5.5%
MFS International New Discovery Fund	643,513	12,535,635
Vanguard International Explorer Fund	242,418	3,229,008

Total Investment Companies (Cost $16,179,695)		15,764,643

SHORT TERM INVESTMENTS — 0.6%
BlackRock Liquidity Funds TempFund Portfolio (Cost $1,739,020)	1,739,020	1,739,020

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES — 3.6%
BlackRock Liquidity Funds TempFund Portfolio - Institutional Series	10,154,722	10,154,722

TOTAL INVESTMENTS — 101.6% (Cost $320,362,413)†,(2)		$289,306,354
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(4,599,284)

NET ASSETS — 100.0%		$284,707,070

*	Non-income producing security.

Wilmington Funds — Multi-Manager Funds
Multi-Manager International Fund
     Investments / September 30, 2011 (Unaudited) — continued

†	The cost for Federal income tax purposes is $328,159,624. At September 30, 2011 net unrealized depreciation was $38,853,270. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $13,525,376, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $52,378,646.

(1)	Illiquid security.

(2)	At September 30, 2011, the market value of securities on loan for the Multi-Manager International Fund was $9,693,256.

‡	Security partially or fully on loan.

ADR	— American Depository Receipt

GDR	— Global Depository Receipt

PLC	— Public Limited Company

Wilmington Funds — Multi-Manager Funds
Multi-Manager International Fund
     Investments / September 30, 2011
At September 30, 2011, the Multi-Manager International Fund entered into forward foreign currency exchange contracts, which contractually obligate the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

					Value at	Net Unrealized
			Contract		September	Appreciation
Settlement Date		Currency Bought	Amount	Counterparty	30, 2011	(Depreciation)
December 2011	388,153	EURO	529,439	Credit Suisse	519,859	(9,580)
December 2011	358,038	EURO	488,213	BT Alex. Brown, Inc.	479,526	(8,687)

						$(18,267)

					Value at	Net Unrealized
			Contract		September	Appreciation
Settlement Date		Currency Sold	Amount	Counterparty	30, 2011	(Depreciation)
December 2011	639,616	EURO	877,196	BT Alex Brown, Inc.	856,648	20,548
December 2011	535,267	EURO	741,212	Credit Suisse	716,892	24,320
December 2011	372,006	EURO	515,877	Credit Suisse	498,233	17,644
December 2011	429,471	EURO	591,905	Credit Suisse	575,197	16,708
December 2011	491,403	EURO	676,768	BT Alex Brown, Inc.	658,144	18,624
December 2011	256,295	Swedish Krona	290,782	Credit Suisse	283,265	7,517
December 2011	256,000	Swedish Krona	293,699	Credit Suisse	282,939	10,760

						$116,121

At September 30, 2011, the Multi-Manager International Fund entered had open financial futures contracts as follows:

Number				Value at	Unrealized
of	Underlying	Expiration	Contract	September	Appreciation
Contracts	Contracts to Buy	Date	Amount	30, 2011	(Depreciation)

1	TKYO/TOPIX	December 2011	96,141	98,211	2,070
7	EURX/EURX ER STX 50	December 2011	188,987	202,195	13,208
1	LIFE/NEW FTSE 100	September 2011	80,281	79,382	(899)

					$14,379

1

Wilmington Funds — Multi-Manager Funds
Multi-Manager International Fund
     Investments / September 30, 2011 (Unaudited)
The following table provides a summary of inputs used to value the Fund’s net assets as of September 30, 2011:

			Level 2 -	Level 3 -
	Total Value at		Significant	Significant
	September 30,	Level 1 -	Observable	Unobservable
	2011	Quoted Prices	Inputs	Inputs
COMMON STOCK
Argentina	$490,388	$490,388	$—	$—
Australia	11,056,878	363,629	10,693,249	—
Austria	390,257	—	390,257	—
Belgium	1,740,903	140,256	1,600,647	—
Bermuda	209,280	119,860	89,420	—
Botswana	438,221	342,229	95,992	—
Brazil	1,744,084	1,711,129	32,955	—
Bulgaria	176,738	101,029	75,709	—
Canada	17,506,374	17,481,499	24,875	—
Cayman Islands	220,615	—	220,615	—
Chile	1,909,351	1,909,351	—	—
China	4,763,694	1,463,788	3,299,906	—
Colombia	1,273,978	1,273,104	874	—
Croatia	549,521	243,502	306,019	—
Czech Republic	1,005,640	153,654	851,986	—
Denmark	2,562,782	—	2,562,782	—
Egypt	1,096,562	60,079	1,036,483	—
Estonia	464,357	52,089	412,268	—
Finland	1,037,434	—	1,037,434	—
France	13,995,082	22,206	13,972,876	—
Germany	11,336,023	1,152,043	10,183,980	—
Ghana	380,319	380,319	—	—
Greece	131,000	—	131,000	—
Guernsey	75,998	—	75,998	—
Hong Kong	7,552,782	19,164	7,533,618	—
Hungary	941,370	—	941,370	—
India	2,479,251	2,160,441	318,810	—
Indonesia	2,085,276	—	2,085,276	—
Ireland	878,772	151,176	727,596	—
Israel	1,102,339	530,766	571,573	—
Italy	2,113,172	164,312	1,948,860	—
Japan	36,407,463	1,971,053	34,436,410	—
Jordan	544,806	105,044	439,762	—
Kazakhstan	274,430	274,430	—	—
Kenya	450,971	106,601	344,370	—
Latvia	24,449	—	24,449	—
Lebanon	205,486	205,486	—	—
Lithuania	323,114	29,174	293,940	—
Luxembourg	980,675	540,192	440,483	—
Malaysia	2,120,761	—	2,120,761	—
Mauritius	609,323	—	609,323	—
Mexico	4,161,595	4,136,854	24,741	—
Morocco	1,140,552	229,441	911,111	—
Netherlands	9,169,442	3,297,508	5,871,934	—
New Zealand	143,595	—	143,595	—
Nigeria	506,002	187,703	318,299	—
Norway	1,176,025	1,263	1,174,762	—
Oman	543,948	60,010	483,938	—
Pakistan	607,388	—	607,388	—
Peru	921,170	921,170	—	—
Philippines	1,077,658	5,520	1,072,138	—
Poland	2,067,071	32,132	2,034,939	—
Portugal	115,594	—	115,594	—
Qatar	1,160,267	—	1,160,267	—
Romania	448,275	—	448,275	—
Russia	4,141,218	2,411,168	1,730,050	—
Singapore	1,813,268	61,425	1,751,843	—

			Level 2 -	Level 3 -
	Total Value at		Significant	Significant
	September 30,	Level 1 -	Observable	Unobservable
	2011	Quoted Prices	Inputs	Inputs
Slovenia	489,497	—	489,497	—
South Africa	4,090,247	29,425	4,060,822	—
South Korea	4,710,494	55,904	4,654,590	—
Spain	2,436,182	60,050	2,376,132	—
Sweden	4,753,554	235,885	4,517,669	—
Switzerland	12,841,273	1,474,920	11,366,353	—
Taiwan	4,389,413	138,929	4,250,484	—
Thailand	2,056,371	1,454,905	601,466	—
Turkey	2,277,584	107,130	2,170,454	—
United Arab Emirates	1,139,809	225,974	913,835	—
United Kingdom	30,927,482	5,333,710	25,593,772	—
United States	327,369	327,369	—	—
Vietnam	183,141	—	183,141	—

Total Common Stock	233,465,403	54,506,388	178,959,015	—

EXCHANGE-TRADED FUNDS	18,801,486	18,801,486	—	—
MUTUAL FUNDS	15,764,643	15,764,643	—	—
PREFERRED STOCK
Brazil	2,222,982	2,222,982	—	—
Chile	162,720	162,720	—	—
Croatia	20,967	—	20,967	—
Germany	1,394,856	—	1,394,856	—
Russia	26,500	26,500	—	—

Total Preferred Stock	3,828,025	2,412,202	1,415,823	—

RIGHTS
Brazil	—	—	—	—
Bulgaria	71	—	71	—
Morocco	113,557	—	113,557	—
Taiwan	—	—	—	—

Total RIGHTS	113,628	—	113,628	—

CALL WARRANTS	4,762,771	—	4,762,771	—
CERTIFICATES	585,272	—	585,272	—
REAL ESTATE INVESTMENT TRUSTS	91,384	69,988	21,396	—
SHORT-TERM INVESTMENTS	1,739,020	1,739,020	—	—
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES	10,154,722	10,154,722	—	—

Total	$289,306,354	$103,448,449	$185,857,905	$—

			Level 2 -	Level 3 -
	Total Value at		Significant	Significant
	September 30,	Level 1 -	Observable	Unobservable
	2011	Quoted Prices	Inputs	Inputs
Other finacial instruments*
Forward Currency Contracts	$97,854	$—	$97,854	$—
Futures Contracts	14,379	14,379	—	—

Total	$112,233	$14,379	$97,854	$—

*	Other financial instruments are forward foreign currency contracts and futures contracts not reflected in the Schedule of Investments, which are valued at the unrealized appreciation (depreciation) on the investment.

Wilmington Funds — Multi-Manager Funds
Multi-Manager Real Asset Fund
     Investments / September 30, 2011 (Unaudited)
     (Showing Percentage of Net Assets)

	Principal
	Amount/	Market
	Shares	Value
INFLATION-LINKED & FIXED INCOME SECURITIES — 51.9%
CORPORATE BONDS — 4.7%
Energy — 0.1%
DCP Midstream Operating LP, 3.25%, 10/01/15	$200,000	$200,759
Petroleos Mexicanos, 5.50%, 01/21/21	100,000	105,000

		305,759

Financials — 4.6%
AK Transneft OJSC Via TransCapitalInvest Ltd., 8.70%, 08/07/18	200,000	231,500
Ally Financial, Inc., 8.30%, 02/12/15	700,000	692,125
American International Group, Inc., 5.85%, 01/16/18	800,000	792,560
Banco Santander Brazil SA 144A@,‡, 2.45%, 03/18/14	500,000	483,624
Banque PSA Finance, 4.00%, 07/19/13	300,000	401,599
Commonwealth Bank of Australia 144A@,‡, 1.08%, 03/17/14	600,000	596,459
Countrywide Financial Corp.(1), 5.80%, 06/07/12	200,000	200,576
Dexia Credit Local SA, 144A@,‡, 0.73%, 03/05/13	2,700,000	2,692,910
Ford Motor Credit Co., LLC, 7.25%, 10/25/11	500,000	500,624
Ford Motor Credit Co., LLC, 8.00%, 06/01/14	200,000	212,041
International Lease Finance Corp. 144A@, 7.13%, 09/01/18	100,000	100,375
MAGI Funding PLC, 1.91%, 04/11/21	464,742	575,407
Merrill Lynch & Co., Inc.‡, 2.29%, 09/27/12	700,000	907,863
Merrill Lynch & Co., Inc.‡, 1.84%, 08/09/13	200,000	244,117
Morgan Stanley‡, 1.85%, 01/24/14	200,000	186,596
Morgan Stanley‡, 2.00%, 04/13/16	100,000	110,163
Royal Bank of Scotland PLC (The)‡, 2.72%, 08/23/13	1,100,000	1,096,290
Royal Bank of Scotland PLC (The), 4.88%, 03/16/15	300,000	293,734
SLM Corp., 3.13%, 09/17/12	400,000	525,614

		10,844,177

Total Corporate Bonds (Cost $11,282,605)		11,149,936

EXCHANGE-TRADED FUNDS — 0.1%
iShares Barclays U.S. Treasury Inflation Protected Securities Index Fund (Cost $154,994)	1,400	160,020

	Principal
	Amount	Value
VARIABLE RATE DEMAND NOTES‡ — 2.2%
Financials — 2.2%
Banco Santander 144A@,‡, 1.50%, 04/20/12	$300,000	$300,211
Bank of Nova Scotia‡, 0.55%, 10/18/12	1,500,000	1,505,862
JPMorgan Chase & Co.‡, 1.12%, 09/30/13	1,500,000	1,498,301
Metropolitan Life Global Funding I 144A@,‡, 1.00%, 01/10/14	1,500,000	1,498,309
Morgan Stanley‡, 1.23%, 04/29/13	100,000	94,493
Morgan Stanley‡, 1.84%, 11/29/13	300,000	366,813

		5,263,989

Total Variable Rate Demand Notes (Cost $5,302,234)		5,263,989

U.S. GOVERNMENT INFLATION-LINKED SECURITIES — 12.4%
U.S. Treasury Inflation Indexed Bonds, 3.38%, 01/15/12	862,000	1,105,890
U.S. Treasury Inflation Indexed Bonds, 2.00%, 04/15/12	342,000	384,233
U.S. Treasury Inflation Indexed Bonds, 0.63%, 04/15/13	576,000	626,997
U.S. Treasury Inflation Indexed Bonds, 1.25%, 04/15/14	40,000	44,738
U.S. Treasury Inflation Indexed Bonds, 2.00%, 01/15/16	8,000	10,120
U.S. Treasury Inflation Indexed Bonds, 0.13%, 04/15/16	100,000	105,747
U.S. Treasury Inflation Indexed Bonds, 2.38%, 01/15/17	700,000	901,740
U.S. Treasury Inflation Indexed Bonds, 1.63%, 01/15/18	600,000	723,906
U.S. Treasury Inflation Indexed Bonds, 2.13%, 01/15/19	610,000	747,574
U.S. Treasury Inflation Indexed Bonds, 1.13%, 01/15/21	400,000	450,888
U.S. Treasury Inflation Indexed Bonds, 2.38%, 01/15/27	2,200,000	3,081,651
U.S. Treasury Inflation Indexed Bonds, 1.75%, 01/15/28	378,000	472,207
U.S. Treasury Inflation Indexed Bonds, 2.50%, 01/15/29	248,000	335,022
U.S. Treasury Inflation Indexed Bonds, 3.38%, 04/15/32	804,000	1,509,207
U.S. Treasury Inflation Indexed Bonds, 2.13%, 02/15/41	1,750,000	2,305,469
U.S. Treasury Inflation Indexed Notes, 1.88%, 07/15/13	3,178,000	4,091,695
U.S. Treasury Inflation Indexed Notes, 2.00%, 01/15/14	2,130,000	2,764,590
U.S. Treasury Inflation Indexed Notes, 2.00%, 07/15/14	730,000	941,282
U.S. Treasury Inflation Indexed Notes, 1.63%, 01/15/15	400,000	509,268
U.S. Treasury Inflation Indexed Notes, 1.88%, 07/15/15	700,000	892,990

1

Wilmington Funds — Multi-Manager Funds
Multi-Manager Real Asset Fund
      Investments / September 30, 2011 (Unaudited) — continued

	Principal
	Amount	Value
U.S. Treasury Inflation Indexed Notes, 2.38%, 01/15/25	$523,000	$774,270
U.S. Treasury Inflation Indexed Notes, 2.00%, 01/15/26	668,000	903,206
U.S. Treasury Inflation Indexed Notes, 3.63%, 04/15/28	584,000	1,173,234
U.S. Treasury Inflation Indexed Notes, 3.88%, 04/15/29	2,299,000	4,753,628

Total U.S. GOVERNMENT INFLATION-LINKED SECURITIES (Cost $28,228,552)		29,609,552

FOREIGN GOVERNMENT INFLATION-LINKED SECURITIES — 31.8%
Australia Government Bond, 4.00%, 08/20/20	400,000 AUD	689,171
Australia Government Bond, 3.00%, 09/20/25	4,400,000 AUD	5,165,566
Brazil Notas do Tesouro Nacional Series B, 6.00%, 08/15/14	544,000 BRL	618,056
Brazil Notas do Tesouro Nacional Series B, 6.00%, 05/15/17	5,949,000 BRL	6,679,833
Brazil Notas do Tesouro Nacional Series B, 6.00%, 05/15/45	1,508,000 BRL	1,687,411
Bundesobligation Inflation Linked, 2.25%, 04/15/13	200,000 EUR	305,405
Canadian Government Bond, 2.75%, 09/01/16	1,000,000 CAD	1,015,459
Canadian Government Bond, 4.25%, 12/01/21	100,000 CAD	193,098
Canadian Government Bond, 4.00%, 12/01/31	150,000 CAD	304,546
Canadian Government Bond, 3.00%, 12/01/36	600,000 CAD	997,766
Canadian Government Bond, 1.50%, 12/01/44	400,000 CAD	488,933
Deutsche Bundesrepublik Inflation Linked, 1.50%, 04/15/16	1,450,000 EUR	2,337,911
France Government Bond OAT, 1.60%, 07/25/15	500,000 EUR	812,193
France Government Bond OAT, 1.00%, 07/25/17	400,000 EUR	614,436
France Government Bond OAT, 1.10%, 07/25/22	1,250,000 EUR	1,767,238
France Government Bond OAT, 1.85%, 07/25/27	300,000 EUR	445,648
France Government Bond OAT, 3.40%, 07/25/29	450,000 EUR	989,837
France Government Bond OAT, 3.15%, 07/25/32	350,000 EUR	743,605
France Government Bond OAT, 5.75%, 10/25/32	500,000 EUR	905,936
France Government Bond OAT, 1.80%, 07/25/40	100,000 EUR	164,705
Italy Buoni Poliennali Del Tesoro, 2.50%, 07/01/12	700,000 EUR	931,745
Italy Buoni Poliennali Del Tesoro, 2.25%, 11/01/13	900,000 EUR	1,156,226
Italy Buoni Poliennali Del Tesoro, 2.15%, 09/15/14	500,000 EUR	750,367
Italy Buoni Poliennali Del Tesoro, 2.10%, 09/15/16	800,000 EUR	1,007,306
Italy Buoni Poliennali Del Tesoro, 2.10%, 09/15/17	400,000 EUR	532,024
Italy Buoni Poliennali Del Tesoro, 2.35%, 09/15/19	200,000 EUR	248,153
Italy Buoni Poliennali Del Tesoro, 2.10%, 09/15/21	500,000 EUR	562,504
Italy Buoni Poliennali Del Tesoro, 2.60%, 09/15/23	1,000,000 EUR	1,183,617
Italy Buoni Poliennali Del Tesoro, 2.35%, 09/15/35	200,000 EUR	213,952
Italy Buoni Poliennali Del Tesoro, 5.00%, 09/01/40	400,000 EUR	439,330
Italy Buoni Poliennali Del Tesoro, 2.55%, 09/15/41	200,000 EUR	186,828
Japanese Government CPI Linked Bond, 1.40%, 03/10/18	140,000,000 JPY	1,873,133
Mexican Bonos, 8.50%, 12/13/18	15,154,200 MXN	1,253,617
Mexican Udibonos, 3.50%, 12/14/17	6,680,500 MXN	2,443,907
Network Rail Infrastructure Finance PLC, 1.38%, 11/22/37	320,000 GBP	701,598
New South Wales Treasury Corp., 3.75%, 11/20/20	800,000 GBP	990,332
New South Wales Treasury Corp., 2.75%, 11/20/25	200,000 GBP	225,029
Poland Government Bond, 3.00%, 08/24/16	1,825,000 PLN	679,603
South Africa Government Bond, 2.60%, 03/31/28	3,420,000 ZAR	550,768
Sweden Government Bond, 3.50%, 12/01/15	10,500,000 SEK	2,116,343
Sweden Government Bond, 4.00%, 12/01/20	3,000,000 SEK	741,895
Sweden Government Bond, 3.50%, 12/01/28	4,100,000 SEK	1,088,975
Turkey Government Bond, 9.00%, 05/21/14	1,300,000 TRL	940,530
U.K. Gilt Inflation Linked, 2.50%, 08/16/13	100,000 GBP	441,869
U.K. Gilt Inflation Linked, 2.50%, 07/26/16	610,000 GBP	3,219,654
U.K. Gilt Inflation Linked, 1.25%, 11/22/17	2,650,000 GBP	5,729,584
U.K. Gilt Inflation Linked, 2.50%, 04/16/20	550,000 GBP	3,026,128
U.K. Gilt Inflation Linked, 3.75%, 09/07/21	1,700,000 GBP	2,958,796
U.K. Gilt Inflation Linked, 1.88%, 11/22/22	1,050,000 GBP	2,312,076
U.K. Gilt Inflation Linked, 2.50%, 07/17/24	100,000 GBP	493,193
U.K. Gilt Inflation Linked, 1.25%, 11/22/27	1,393,000 GBP	3,108,819
U.K. Gilt Inflation Linked, 4.75%, 12/07/30	1,480,000 GBP	2,807,770
U.K. Gilt Inflation Linked, 1.13%, 11/22/37	650,000 GBP	1,422,365
U.K. Gilt Inflation Linked, 0.63%, 11/22/42	810,000 GBP	1,534,248

2

Wilmington Funds — Multi-Manager Funds
Multi-Manager Real Asset Fund
      Investments / September 30, 2011 (Unaudited) — continued

	Principal
	Amount/		Market
	Shares		Value
U.K. Gilt Inflation Linked, 0.75%, 11/22/47	$550,000	GBP	$1,114,841

TOTAL FOREIGN GOVERNMENT INFLATION-LINKED SECURITIES (Cost $68,716,641)			75,913,878

ASSET-BACKED SECURITIES — 0.2%
SLM Student Loan Trust 144A@,‡, 2.15%, 08/15/16	59,979		59,930
Venture CDO Ltd. 144A@,‡, 0.48%, 01/20/22	400,000		367,562

Total Asset-Backed Securities (Cost $419,529)			427,492

MORTGAGE-BACKED SECURITIES — 0.5%
Arran Residential Mortgages Funding PLC 144A@,‡, 2.99%, 11/19/47	400,000		533,833
WaMu Mortgage Pass Through Certificates‡, 5.18%, 11/25/36	566,389		403,127
WaMu Mortgage Pass Through Certificates‡, 2.64%, 03/25/37	258,773		208,680

Total Mortgage-Backed Securities (Cost $1,163,450)			1,145,640

Total INFLATION-LINKED & FIXED INCOME SECURITIES (Cost $115,268,005)			123,670,507

REAL ESTATE RELATED SECURITIES — 32.8%
COMMON STOCK — 11.4%
Department Stores — 0.6%
Lifestyle International Holdings, Ltd.	540,400		1,370,979

Diversified — 0.2%
Shaftesbury PLC	53,733		388,182

Diversified Real Estate Activities — 5.0%
Brookfield Asset Management, Inc. — Class A	4,700		129,485
CapitaLand, Ltd.	547,050		1,020,690
City Developments, Ltd.	108,000		783,041
Daito Trust Construction Co., Ltd.	3,501		320,969
Daiwa House Industry Co., Ltd.	94,700		1,212,570
Great Eagle Holdings, Ltd.	61,100		131,841
Hang Lung Group, Ltd.	44,900		228,779
Hang Lung Properties, Ltd.	420,999		1,252,609
Kerry Properties, Ltd.	264,000		842,648
Lend Lease Corp., Ltd.	10,850		72,869
Mitsubishi Estate Co., Ltd.	145,120		2,353,936
Mitsui Fudosan Co., Ltd.	129,589		2,047,143
Nomura Real Estate Holdings, Inc.	10,800		163,395
Sun Hung Kai Properties, Ltd.	98,000		1,124,257
Wharf Holdings, Ltd.	48,000		236,816

			11,921,048

Hotels, Resorts & Cruise Lines — 1.0%
Shangri-La Asia, Ltd.	421,416		805,720
Sol Melia SA	90,000		593,911

	Shares	Value
Starwood Hotels & Resorts Worldwide, Inc.	23,400	$908,388

		2,308,019

Industrial REITs — 0.0%
Segro PLC	21,282	72,599

Office — 0.2%
CapitaCommercial Trust	379,000	289,512
ING Office Fund	519,100	302,648

		592,160

Real Estate Development — 1.0%
Cheung Kong Holdings, Ltd.	86,410	936,739
China Overseas Land & Investment, Ltd.	449,000	641,297
China Resources Land, Ltd.	118,000	126,903
Guangzhou R&F Properties Co., Ltd.	280,000	206,056
Keppel Land, Ltd.	43,000	83,990
Longfor Properties Co., Ltd.	107,200	106,413
SOHO China Ltd.	112,000	70,712
Wing Tai Holdings, Ltd.	350,000	324,277

		2,496,387

Real Estate Investment Trusts — 0.3%
DDR Corp.	67,100	731,390

Real Estate Operating Companies — 2.5%
Aeon Mall Co., Ltd.	43,500	993,628
BR Malls Participacoes SA	13,500	135,269
Brookfield Properties Corp.	28,900	397,953
Castellum AB	48,150	586,706
Central Pattana PCL	667,000	734,912
Global Logistic Properties, Ltd.*	306,300	384,109
Grainger PLC	23,491	31,531
GSW Immobilien AG,*	7,250	205,269
Hongkong Land Holdings, Ltd.	229,681	1,028,971
Hufvudstaden AB — Class A	9,220	89,022
Hysan Development Co., Ltd.	300,784	911,259
PSP Swiss Property AG	970	87,053
Safestore Holdings PLC	58,400	92,764
Sonae Sierra Brasil SA	7,100	83,490
Swiss Prime Site AG	3,180	256,220

		6,018,156

Residential — 0.1%
Advance Residence Investment Corp.	86	155,781

Retail — 0.5%
General Growth Properties, Inc.	50,374	609,526
Westfield Retail Trust	252,163	586,851

		1,196,377

Total Common Stock (Cost $25,438,218)		27,251,078

REAL ESTATE INVESTMENT TRUSTS — 20.5%
Diversified — 3.4%
British Land Co. PLC	61,448	452,619
Canadian Real Estate Investment Trust	2,888	98,306
Dexus Property Group	564,914	445,274
General Property Trust	384,496	1,156,464
ICADE	10,350	808,654

3

Wilmington Funds — Multi-Manager Funds
Multi-Manager Real Asset Fund
     Investments / September 30, 2011 (Unaudited) — continued

	Shares	Value
Kenedix Realty Investment Corp.	23	$74,952
Land Securities Group PLC	117,806	1,170,829
Liberty Property Trust(1)	19,700	573,467
Mirvac Group	241,775	265,809
RioCan Real Estate Investment Trust	2,800	72,800
Stockland Corp., Ltd.	349,214	972,028
United Urban Investment Corp.	121	126,700
Vornado Realty Trust	23,773	1,773,941

		7,991,843

Industrial — 1.2%
Ascendas Real Estate Investment Trust	164,000	252,894
Goodman Group	698,319	382,602
ProLogis, Inc.	90,703	2,199,548

		2,835,044

Office — 3.1%
Alexandria Real Estate Equities, Inc.	5,000	306,950
Boston Properties, Inc.(1)	29,900	2,664,090
Derwent London PLC	45,558	1,015,355
Douglas Emmett, Inc.(1)	25,900	442,890
Great Portland Estates PLC	131,190	691,283
Highwoods Properties, Inc.(1)	4,300	121,518
Japan Real Estate Investment Corp.	55	537,713
Nippon Building Fund, Inc.	46	476,206
SL Green Realty Corp.(1)	16,800	976,920
Societe Immobiliere de Location Pour l’Industrie et le Commerce	1,230	118,748

		7,351,673

Residential — 3.1%
American Campus Communities, Inc.	21,000	781,410
Apartment Investment & Management Co. — Class A	18,200	402,584
AvalonBay Communities, Inc.	8,629	984,138
Boardwalk Real Estate Investment Trust	17,000	781,620
BRE Properties, Inc.	10,400	440,336
Equity Residential	23,500	1,218,945
Essex Property Trust, Inc.	12,000	1,440,480
Nippon Accommodations Fund, Inc.	25	177,067
UDR, Inc.	57,519	1,273,471

		7,500,051

Retail — 6.6%
Calloway Real Estate Investment Trust	9,100	223,440
CapitaMall Trust	182,242	252,729
Corio NV	5,870	270,470
Federal Realty Investment Trust	14,900	1,227,909
Frasers Centrepoint Trust	40,000	43,795
Frontier Real Estate Investment Corp.	31	274,414
Hammerson PLC	53,299	312,039
Immobiliare Grande Distribuzione	162,000	239,506
Japan Retail Fund Investment Corp.	160	257,249
Kimco Realty Corp.(1)	19,800	297,594
Klepierre	14,626	409,985

	Principal
	Amount/	Market
	Shares	Value
Mercialys SA	6,016	$214,376
Primaris Retail Real Estate Investment Trust	6,700	131,072
RioCan Real Estate Investment Trust	50,220	1,246,035
Simon Property Group, Inc.	41,337	4,546,243
Tanger Factory Outlet Centers, Inc.	6,900	179,469
Taubman Centers, Inc.	17,500	880,425
The Link Real Estate Investment Trust	205,800	650,205
The Macerich Co.	17,284	736,817
Unibail- Rodamco SE	13,126	2,342,155
Westfield Group	135,585	1,005,456

		15,741,383

Specialized — 3.1%
Health Care Property Investors, Inc.	36,700	1,286,702
Health Care REIT, Inc.(1)	24,400	1,141,920
Host Hotels & Resorts, Inc.	103,071	1,127,597
Pebblebrook Hotel Trust	11,200	175,280
Public Storage	18,900	2,104,515
Ventas, Inc.(1)	33,926	1,675,944

		7,511,958

Total Real Estate Investment Trusts (Cost $38,773,420)		48,931,952

EXCHANGE-TRADED FUNDS — 0.9%
SPDR Dow Jones International Real Estate	29,000	929,450
Vanguard REIT VIPERs Index Fund	26,700	1,358,229

Total EXCHANGE-TRADED FUNDS (Cost $2,533,432)		2,287,679

Total REAL ESTATE RELATED SECURITIES (Cost $66,745,070)		78,470,709

COMMODITY RELATED SECURITIES — 11.7%
STRUCTURED NOTE — 3.7%
Deutsche Bank AG, London Branch, Structured Note Linked to DB Liquidity Commodity Index, 0.04%, 08/01/12 (Cost $13,000,000)	$13,000,000	8,772,400

EXCHANGE-TRADED FUNDS — 3.4%
PowerShares DB Commodity Index Tracking Fund*(1) (Cost $6,705,301)	318,000	8,182,140

INVESTMENT COMPANIES — 4.6%
Credit Suisse Commodity Return Strategy Fund	980,102	8,007,430

4

Wilmington Funds — Multi-Manager Funds
Multi-Manager Real Asset Fund
      Investments / September 30, 2011 (Unaudited) — continued

	Shares	Value
PIMCO Commodity RealReturn Strategy Fund — Institutional Shares	421,176	$3,112,493

Total Investment Companies (Cost $9,790,049)		11,119,923

Total COMMODITY RELATED SECURITIES (Cost $29,495,350)		28,074,463

PURCHASED OPTIONS — 0.0%
U.S. 1Y Futures Expires 11/19/12 at 2.00% (Cost $2,910)	120	586

Total PURCHASED OPTIONS (Cost $2,910)		586

SHORT-TERM INVESTMENTS — 12.0%
Commercial Paper — 7.4%
American Honda Finance Corp., 0.20%, 12/12/11	1,300,000	1,299,191
BP Capital markets PLC, 0.80%, 11/22/11	1,500,000	1,499,645
Coca-Cola Co., 0.23%, 04/02/12	1,300,000	1,298,717
Commonwealth Bank of Australia, 0.33%, 01/23/12	1,300,000	1,298,650
E. I. du Pont de Nemours & Co., 0.17%, 12/06/11	1,300,000	1,299,277
Honeywell International, Inc., 0.16%, 11/28/11	1,300,000	1,299,721
Nestle Capital Corp., 0.23%, 10/05/11	1,000,000	999,991
New York Life Capital Corp., 0.18%, 12/12/11	1,300,000	1,299,270
Northwest Natural Gas, 0.10%, 10/11/11	1,000,000	999,972
Old Line Funding LLC, 0.17%, 10/12/11	1,300,000	1,299,944
Reckitt Benciser Treasury Services PLC, 0.45%, 03/12/12	1,300,000	1,297,169
Straight-A Funding LLC, 0.18%, 10/20/11	1,300,000	1,299,880
Toyota Motor Credit Corp., 0.33%, 10/12/11	1,300,000	1,299,923
Westpac Banking Corp., 0.32%, 11/07/11	1,300,000	1,299,848

		17,791,198

Money Market Funds — 3.4%
BlackRock Liquidity Funds TempFund Portfolio (Cost $8,102,901)	8,102,901	8,102,901

U.S. Agency Obligations — 1.2%
U.S Treasury Bills, 0.04%, 03/29/12 (Cost $2,799,518)	2,800,000	2,799,238

Total SHORT-TERM INVESTMENTS (Cost $28,692,663)		28,693,337

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES — 1.8%
BlackRock Liquidity Funds TempFund Portfolio - Institutional (Cost $4,347,342)	4,347,342	4,347,342

Total SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES (Cost $4,347,342)		4,347,342

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 110.2% (Cost $244,551,340) †		$263,256,944

OPTIONS WRITTEN — (0.1)%
INF FLOOR USD Expires 4/7/20 at Strike Price $216.687	(260)	(9,219)
U.S 2Y Futures Expires 9/24/12 at 2.25%	(590)	(4,046)
U.S 2Y Futures Expires 9/24/12 at 2.25%	(30)	(206)
U.S 2Y Futures Expires 9/24/12 at 2.25%	(20)	(137)
U.S 3Y Futures Expires 06/18/12 at 3.00%	(60)	(280)
U.S 3Y Futures Expires 6/18/12 at 3.00%	(110)	(513)
U.S 3Y Futures Expires 6/18/12 at 3.00%	(90)	(420)
U.S 3Y Futures Expires 6/18/12 at 3.00%	(100)	(467)
U.S 3Y Futures Expires 6/18/12 at 3.00%	(80)	(373)
U.S. 10Y Futures Expires 10/11/11 at 3.00%	(150)	(121,597)
U.S. 10Y Futures Expires 10/11/11 at 3.75%	(150)	—
U.S. 10Y Futures Expires 7/10/12 at 10.00%	(30)	—
U.S. 10Y Futures Expires 7/12/12 at 10.00%	(40)	(1)
U.S. 1Y Futures Expires 10/11/11	(120)	(12,189)
U.S. 1Y Futures Expires 10/11/11	(60)	(2,241)
U.S. 1Y Futures Expires 10/11/11	(40)	(1,494)
U.S. 1Y Futures Expires 11/14/11	(140)	(14,561)
U.S. 1Y Futures Expires 11/19/12 at 1.00%	(120)	(1,472)

Total OPTIONS WRITTEN (Premiums Received $192,598)		(169,216)

5

Wilmington Funds — Multi-Manager Funds
Multi-Manager Real Asset Fund
      Investments / September 30, 2011 (Unaudited) — continued

	Shares	Value
TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 110.1% (Cost $244,358,742)(2)		$263,087,728

LIABILITIES IN EXCESS OF OTHER ASSETS — (10.1)%		(24,236,830)

NET ASSETS — 100.0%		$238,850,898

@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated security is considered liquid.

‡	Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of September 30, 2011.

*	Non-income producing security.

†	The cost for Federal income tax purposes is $254,364,761. At September 30, 2011 net unrealized appreciation was $8,892,183. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $37,734,011, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $28,841,828.

(1)	Security partially or fully on loan.

(2)	At September 30, 2011, the market value of securities on loan for the Multi-Manager Real Asset Fund was $4,252,937.

PLC	— Public Limited Company

AUD	— Australian Dollar

BRL	— Brazilian Real

CAD	— Canadian Dollar

EUR	— Euro

GBP	— British Pound

GBP	— United Kingdom Pound

JPY	— Japanese Yen

MXN	— Mexican Peso

PLN	— Polish Zloty

SEK	— Swedish Krona

TRL	— Turkish Lira

USD	— United States Dollar

ZAR	— South African Dollar

6

Wilmington Funds — Multi-Manager Funds
Multi-Manager Real Asset Fund
Investments / September 30, 2011
At September 30, 2011, the Multi-Manager Real Asset Fund entered into forward foreign currency exchange contracts, which contractually obligate the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

					Value at	Net Unrealized
			Contract		September	Appreciation
Settlement Date	Currency Bought		Amount	Counterparty	30, 2011	(Depreciation)
February 2012	4,678,475	Chinese Yuan	722,266	Deutsche Bank AG	734,548	12,282
November 2011	112,000	EURO	161,300	J.P. Morgan Securities	150,009	(11,291)
November 2011	144,000	EURO	207,294	J.P. Morgan Securities	192,868	(14,426)
November 2011	105,000	EURO	149,848	J.P. Morgan Securities	140,633	(9,215)
December 2011	948,000	EURO	1,301,228	Citibank	1,269,671	(31,557)
December 2011	2,340,000	EURO	3,211,358	J.P. Morgan Securities	3,133,999	(77,359)
July 2012	41,559,110	Indian Rupee	894,129	J.P. Morgan Securities	829,756	(64,373)
January 2012	890,700,000	Indonesian Rupiah	100,108	Bank of America	100,083	(25)
October 2011	358,800,000	Indonesian Rupiah	39,000	Citibank	40,700	1,700
October 2011	928,000,000	Indonesian Rupiah	100,000	Citibank	105,267	5,267
April 2012	247,504	Malaysian Ringgit	81,604	J.P. Morgan Securities	77,092	(4,512)
November 2011	744,634	Malaysian Ringgit	249,710	Citibank	232,868	(16,842)
November 2011	1,217,864	Mexican Peso	103,560	Deutsche Bank AG	87,385	(16,175)
November 2011	1,279,600	Philippine Peso	28,575	Barclays Capital Group	29,191	616
November 2011	1,600,000	Philippine Peso	36,281	Barclays Capital Group	36,500	219
November 2011	1,600,000	Philippine Peso	36,126	Barclays Capital Group	36,500	374
November 2011	1,600,000	Philippine Peso	35,996	Barclays Capital Group	36,500	504
November 2011	3,800,000	Philippine Peso	85,663	Barclays Capital Group	86,687	1,025
November 2011	3,200,000	Philippine Peso	72,186	Citibank	73,000	814
March 2012	13,203,000	Philippine Peso	304,462	Citibank	299,416	(5,046)
December 2011	425,413	Singapore Dollar	352,864	Citibank	325,316	(27,548)
December 2011	100,000	Singapore Dollar	82,740	Royal Bank of Canada	76,471	(6,269)
November 2011	1,134,310,000	South Korean Won	1,064,680	J.P. Morgan Securities	960,100	(104,580)
October 2011	1,533,754	Turkish Lira	827,268	Deutsche Bank AG	821,755	(5,513)

						$(371,930)

					Value at	Net Unrealized
			Contract		September	Appreciation
Settlement Date	Currency Sold		Amount	Counterparty	30, 2011	(Depreciation)
October 2011	6,574,000	Australian Dollar	6,426,742	HSBC	6,344,131	82,611
October 2011	98,000	Australian Dollar	95,816	Citibank	94,573	1,243
December 2011	720,000	Australian Dollar	738,064	J.P. Morgan Securities	690,354	47,710
November 2011	159,700	Brazilian Real	98,156	Deutsche Bank AG	84,218	13,938
November 2011	321,100	Brazilian Real	198,394	Citibank	169,332	29,062
November 2011	48,345	Brazilian Real	29,252	Barclays Capital Group	25,495	3,757
November 2011	16,737,784	Brazilian Real	10,293,840	Hong Kong and Shanghai Bank	8,826,657	1,467,183
November 2011	966,000	Canadian Dollar	972,518	Deutsche Bank AG	920,781	51,737
November 2011	966,000	Canadian Dollar	975,961	Royal Bank of Canada	920,781	55,180
December 2011	319,021	Canadian Dollar	323,004	J.P. Morgan Securities	303,935	19,069
November 2011	9,085,000	EURO	12,993,140	Royal Bank of Canada	12,168,111	825,029
November 2011	46,000	EURO	66,034	Royal Bank of Canada	61,610	4,424
December 2011	6,099,000	EURO	8,451,262	Barclays Capital Group	8,168,486	282,776
December 2011	4,687,000	EURO	6,461,302	UBS Securities LLC	6,277,372	183,930
November 2011	7,440,316	Indian Rupee	159,938	Barclays Capital Group	150,804	9,134
November 2011	3,234,000	Indian Rupee	70,000	Barclays Capital Group	65,548	4,452
October 2011	24,175,000	Japanese Yen	300,847	Citibank	313,506	(12,659)
December 2011	145,382,993	Japanese Yen	1,897,196	J.P. Morgan Securities.	1,887,050	10,146
November 2011	43,787,702	Mexican Peso	3,732,808	Morgan Stanley & Co., Inc.	3,141,893	590,915
November 2011	1,490,109	Polish Zloty	533,745	J.P. Morgan Securities	447,705	86,040
November 2011	173,416,300	South Korean Won	159,588	Morgan Stanley & Co., Inc	146,783	12,805
November 2011	946,000,000	South Korean Won	800,000	Morgan Stanley & Co., Inc	800,711	(711)
October 2011	920,643	South African Rand	132,212	Deutsche Bank AG	113,535	18,677
October 2011	23,531,000	Swedish Krona	3,650,729	Barclays Capital Group	3,428,210	222,519
December 2011	2,165,911	Swedish Krona	325,261	J.P. Morgan Securities	314,493	10,768
October 2011	1,533,754	Turkish Lira	929,013	Citibank	821,755	107,258

1

Wilmington Funds — Multi-Manager Funds
Multi-Manager Real Asset Fund
     Investments / September 30, 2011 — continued

					Value at	Net Unrealized
			Contract		September	Appreciation
Settlement Date	Currency Sold		Amount	Counterparty	30, 2011	(Depreciation)
January 2012	1,533,754	Turkish Lira	816,609	J.P. Morgan Securities	810,738	5,871
October 2011	279,000	United Kingdom Pound	444,906	Royal Bank of Canada	4,35,016	9,890
October 2011	4,769,000	United Kingdom Pound	7,635,073	Royal Bank of Canada	7,435,803	199,270
October 2011	4,769,000	United Kingdom Pound	7,636,981	J.P. Morgan Securities	7,435,803	201,178
October 2011	2,688,000	United Kingdom Pound	4,226,213	Barclays Capital Group	4,191,117	35,096
December 2011	3,770,000	United Kingdom Pound	5,955,074	J.P. Morgan Securities	5,874,580	80,494

						$4,658,792

At September 30, 2011, the Multi-Manager Real Asset Fund entered had open financial futures contracts as follows:

Number				Value at	Unrealized
of	Underlying	Expiration	Contract	September	Appreciation
Contracts	Contracts to Buy	Date	Amount	30, 2011	(Depreciation)
Long Positions:
12	90 DAY EURO DOLLAR	September 2012	2,967,645	2,976,600	8,955
47	90 DAY EURO DOLLAR	December 2012	11,570,210	11,638,963	68,753
5	3MO EURO EURIBOR	March 2014	1,974,023	1,976,662	2,639
5	3MO EURO EURIBOR	September 2012	1,651,997	1,651,488	(509)
70	3MO EURO EURIBOR	December 2013	23,070,247	23,090,149	19,902
10	FIN FUT EUR 10YR EUX	December 2011	1,817,887	1,828,620	10,733
8	90 DAY EURO DOLLAR	March 2012	1,978,414	1,988,000	9,586
15	90 DAY EURO DOLLAR	June 2013	3,698,242	3,724,875	26,633

					146,692

Short Positions:
4	AUSTRALIAN 10Y BOND	December 2011	2,855,189	2,852,062	3,127

					$149,819

2

At September 30, 2011, the Multi-Manager Real Asset Fund had open interest swap contracts as follows:

	Termination	Notional	Fixed	Floating	Unrealized Appreciation
Counterparty	Date	Amount	Rate	Rate	(Depreciation)
Barclays Bank PLC*	1/2/2013	1,000,000	12.285%	Brazilian interbank lending rate	$19,897

					$19,897

*	Portfolio pays the floating rate and receives the fixed rate.

At September 30, 2011 the Multi-Manager Real Asset Fund had credit default swap contracts as follows:

	Termination	Notional	Fixed	Reference Entity/	Unrealized Appreciation
Counterparty	Date	Amount	Rate	Obligation	(Depreciation)
Barclays Bank PLC**	6/20/2016	4,700,000	5.00%	Dow Jones CDX EM15 Index	$(294,363)
JPMorgan Chase Bank**	12/20/2015	100,000	5.00%	Dow Jones CDX EM14 Index	(5,652)
Morgan Stanley Capital Services, Inc.**	12/20/2015	200,000	5.00%	Dow Jones CDX EM14 Index	(11,502)

					$(311,517)

	Termination	Notional	Fixed	Reference Entity/	Unrealized Appreciation
Counterparty	Date	Amount	Rate	Obligation	(Depreciation)
Deutsche Bank AG**	6/20/2015	1,000,000	1.00%	United Kingdom of Great Britain	247
Royal Bank of Scotland PLC**	6/20/2015	500,000	1.00%	Federal Republic of Brazil	(9,710)
Citibank NA**	6/20/2015	100,000	0.25%	Government of France	(3,440)
Deutsche Bank AG**	6/20/2016	200,000	1.00%	Government of France	(5,320)
Barclays Bank PLC**	12/20/2015	700,000	0.25%	France (Govt of), 4.25%, due 04/25/19	(29,530)
Goldman Sachs International**	12/20/2015	500,000	1.00%	Japan Govt-55, 2.00%, due 03/21/22	(15,390)
Credit Suisse International**	12/20/2015	600,000	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	(6,950)

					$(70,093)

**	The Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Wilmington Funds — Multi-Manager Funds
Multi-Manager Real Asset Fund
      Investments / September 30, 2011 (Unaudited)
The following table provides a summary of inputs used to value the Fund’s net assets as of September 30, 2011:

			Level 2 -	Level 3 -
	Total Value at		Significant	Significant
	September 30,	Level 1 -	Observable	Unobservable
	2011	Quoted Prices	Inputs	Inputs
INFLATION-LINKED & FIXED INCOME SECURITIES
Exchange-Traded Funds	$160,020	$160,020	$—	$—
Corporate Bonds	11,149,936	—	11,149,936	—
Variable Rate Demand Notes	5,263,989	—	5,263,989	—
U.S. Government Inflation-Linked Securities	29,609,552	—	29,609,552	—
Foreign Government Inflation-Linked Securities	75,913,878	—	75,913,878	—
Asset-Backed Securities	427,492	—	427,492	—
Mortgage-Backed Securities	1,145,640	—	1,145,640	—
REAL ESTATE RELATED SECURITIES
COMMON STOCK
Consumer Discretionary	3,678,998	908,388	2,770,610	—
Financials	23,572,080	3,850,994	19,721,086	—

Total Common Stock	27,251,078	4,759,382	22,491,696	—

REAL ESTATE INVESTMENT TRUSTS
Diversified	7,991,843	2,971,133	5,020,710	—
Industrial	2,835,044	2,199,548	635,496	—
Office	7,351,673	4,512,368	2,839,305	—
Residential	7,500,051	7,322,984	177,067	—
Retail	15,741,383	9,469,004	6,272,379	—
Specialized	7,511,958	7,511,958	—	—

Total Real Estate Investment Trusts	48,931,952	33,986,995	14,944,957	—

Exchange-Traded Funds	2,287,679	2,287,679	—	—
COMMODITY RELATED SECURITIES
Structured Notes	8,772,400	—	8,772,400	—
Exchange-Traded Funds	8,182,140	8,182,140	—	—
Investment Companies	11,119,923	11,119,923	—	—
Purchased Options	586	—	586	—
Short-Term Investments				—
Money Market Funds	8,102,901	8,102,901	—	—
Commercial Paper	17,791,198	—	17,791,198	—
U.S. Agency Obligations	2,799,238	—	2,799,238	—
Total Short-Term Investments	28,693,337	8,102,901	20,590,436
Short-Term Investment Held As Collateral For Loaned Securities	4,347,342	4,347,342	—	—
Options Written	(169,216)	—	(169,216)	—

Total	263,087,728	72,946,382	190,141,346

			Level 2 -	Level 3 -
	Total Value at		Significant	Significant
	September 30,	Level 1 -	Observable	Unobservable
	2011	Quoted Prices	Inputs	Inputs
Other financial instruments*
Forward Foreign Currency Exchange Contracts	$4,286,862	$—	$4,286,862	$—
Futures Contracts	149,819	149,819	—	—
Interest Rate Swap Contracts	19,897	—	19,897	—
Credit Default Swap Contracts	(381,610)	—	(381,610)	—

Total	$4,074,968	$149,819	$3,925,149	$—

*	Other financial instruments are forward foreign currency contracts and futures contracts not reflected in the Schedule of Investments, which are valued at the unrealized appreciation (depreciation) on the investment.

Wilmington Funds — Asset Allocation Funds
Aggressive Asset Allocation Fund
      Investments / September 30, 2011 (Unaudited)
     (Showing Percentage of Net Assets)

	Shares	Value
AFFILIATED INVESTMENT COMPANIES‡ — 94.9%
Wilmington Large-Cap Strategy Fund	2,163,931	$22,288,487
Wilmington Multi-Manager International Fund	2,324,760	13,948,560
Wilmington Multi-Manager Real Asset Fund	172,353	2,221,628
Wilmington Small-Cap Strategy Fund	421,081	3,507,604

Total Affiliated Investment Companies (Cost $39,400,763)		41,966,279

NON-AFFILIATED INVESTMENT COMPANIES — 5.2%
Vanguard High-Yield Corporate Fund - Admiral Shares (Cost $1,878,151)	425,043	2,320,734

Total NON-AFFILIATED INVESTMENT COMPANIES (Cost $1,878,151)		2,320,734

TOTAL INVESTMENTS — 100.1% (Cost $41,278,914)†		$44,287,013
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(40,813)

NET ASSETS — 100.0%		$44,246,200

‡	The Fund invests in the Institutional Shares of the Affiliated Investment Companies.

†	The cost for Federal income tax purposes is $48,754,919. At September 30, 2011 net unrealized depreciation was $4,467,906. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $0 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $4,467,906

1

Wilmington Funds — Asset Allocation Funds
Aggressive Asset Allocation Fund
     Investments / September 30, 2011 (Unaudited)
The following table provides a summary of inputs used to value the Fund’s net assets as of September 30, 2011:

			Level 2 -	Level 3 -
	Total Value at		Significant	Significant
	September 30,	Level 1 -	Observable	Unobservable
	2011	Quoted Prices	Inputs	Inputs
Affiliated Investment Companies	$41,966,279	$41,966,279	$—	$—
Non-Affiliated Investment Companies	2,320,734	2,320,734	—	—

Total	$44,287,013	$44,287,013	$—	$—

Wilmington Funds — Asset Allocation Funds
Conservative Asset Allocation Fund
      Investments / September 30, 2011 (Unaudited)
     (Showing Percentage of Net Assets)

	Shares	Value
AFFILIATED INVESTMENT COMPANIES‡ — 84.5%
Wilmington Large-Cap Strategy Fund	1,029,975	$10,608,743
Wilmington Multi-Manager International Fund	1,054,632	6,327,793
Wilmington Multi-Manager Real Asset Fund	214,508	2,765,010
Wilmington Prime Money Market Fund	19,835	19,835
Wilmington Short/Intermediate-Term Bond Fund	2,355,645	25,488,075
Wilmington Small-Cap Strategy Fund	191,114	1,591,981

Total Affiliated Investment Companies (Cost $44,948,483)		46,801,437

NON-AFFILIATED INVESTMENT COMPANIES — 15.7%
PIMCO High Yield Fund — Institutional Class	339,834	2,925,969
Vanguard Dividend Appreciation Index Fund	56,700	2,764,692
Vanguard High-Yield Corporate Fund - Admiral Shares	551,226	3,009,694

Total NON-AFFILIATED INVESTMENT COMPANIES (Cost $8,611,622)		8,700,355

TOTAL INVESTMENTS — 100.2% (Cost $53,560,105)†		$55,501,792
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(103,214)

NET ASSETS — 100.0%		$55,398,578

‡	The Fund invests in the Institutional Shares of the Affiliated Investment Companies.

†	The cost for Federal income tax purposes is $54,528,850. At September 30, 2011, net unrealized appreciation was $972,942. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,997,888 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,024,946

1

Wilmington Funds — Asset Allocation Funds
Conservative Asset Allocation Fund
     Investments / September 30, 2011 (Unaudited)
The following table provides a summary of inputs used to value the Fund’s net assets as of September 30, 2011:

			Level 2 -	Level 3 -
	Total Value at		Significant	Significant
	September 30,	Level 1 -	Observable	Unobservable
	2011	Quoted Prices	Inputs	Inputs
Affiliated Investment Companies	$46,801,437	$46,801,437	$—	$—
Non-Affiliated Investment Companies	8,700,355	8,700,355	—	—

Total	$55,501,792	$55,501,792	$—	$—

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) WT Mutual Fund

By (Signature and Title)*	/s/ John J. Kelley John J. Kelley, President & Chief Executive Officer
(principal executive officer)

Date 11-28-11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John J. Kelley John J. Kelley, President & Chief Executive Officer (principal executive officer)

Date 11-28-11

By (Signature and Title)*	/s/ John C. McDonnell John C. McDonnell, Vice President & Chief Financial Officer (principal financial officer)

Date 11-28-11

*	Print the name and title of each signing officer under his or her signature.